As filed with the Securities and Exchange	Registration No. 333-85618
Commission on April 10, 2008	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 28	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of the Registration Statement It is proposed that this filing will become effective (check appropriate box):

[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on April 28, 2008 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]		this post-effective amendment designates a new effective date previously filed post-effective amendment.

Title of Securities Being Registered: Deferred Combination Variable and Fixed Annuity Contracts

ReliaStar Life Insurance Company of New York Separate Account NY-B of ReliaStar Life Insurance Company of New York Deferred Combination Variable and Fixed Annuity Prospectus

ING EMPIRE TRADITIONS VARIABLE ANNUITY

April 28 , 2008


This prospectus describes ING Empire Traditions Variable Annuity, a deferred combination variable and fixed annuity contract (the “Contract”) offered for sale by ReliaStar Life Insurance Company of New York (“ReliaStar of
NY,” the “Company,” “we” or “our”) through Separate Account NY-B (the “Separate Account”). The Contract is
available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified
Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-qualified Contracts”).

The Contract provides a means for you to allocate your premium payments and any associated premium credits, if applicable, in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments and any associated premium credits, if applicable, to our Fixed Interest Division with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Interest Division. Some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your
Contract are listed on the back of this cover.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less any premium credits, if applicable (which may be more or less than the premium payments you paid).
Longer free look periods apply in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated April 28 , 2008 , has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800)
366-0066, or access the SEC’s website (http://www.sec.gov). When looking for information regarding the contracts offered through the prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. The number is 333-85618. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract has a premium credit option that is available for an additional charge. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit. See “The Annuity Contract –
Additional Credit to Premium” for further information about the terms of the premium credit option. See
“Charges and Fees – Charges Deducted from the Subaccounts – Premium Credit Option Charge” for further information about the additional fees and charges associated with the premium credit option.

ING Empire Traditions - 147957


Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Contract Provisions – Selling the Contract” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ING Empire Traditions - 147957

The investment portfolios available under your Contract are:

ING Investors Trust	ING Partners, Inc.
ING AllianceBernstein Mid Cap Growth Portfolio (Class S)	ING Baron Small Cap Growth Portfolio (Service Class)
ING American Funds Asset Allocation Portfolio	ING Columbia Small Cap Value II Portfolio (Service Class)
ING American Funds Bond Portfolio	ING Davis New York Venture Portfolio (Service Class)
ING American Funds Growth Portfolio	ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING American Funds Growth-Income Portfolio	ING Oppenheimer Global Portfolio (Service Class)
ING American Funds International Portfolio	ING Templeton Foreign Equity Portfolio (Service Class)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Service Class)
ING Evergreen Health Sciences Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Service Class)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (Service Class)
ING Focus 5 Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING Variable Funds
ING Franklin Mutual Shares Portfolio (Class S)	ING VP Growth and Income Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)
ING Global Real Estate Portfolio (Class S)	ING Variable Portfolios, Inc.
ING Global Resources Portfolio (Class S)	ING BlackRock Global Science and Technology Portfolio
ING Janus Contrarian Portfolio (Class S)	(Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING International Index Portfolio (Class S)
ING Julius Baer Foreign Portfolio (Class S)	ING Lehman Brothers U. S. Aggregate Bond Index® Portfolio
ING LifeStyle Aggressive Growth Portfolio (Class S)	(Class S)
ING LifeStyle Growth Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Liquid Assets Portfolio (Class S)	ING VP Small Company Portfolio (Class S)
ING Marsico Growth Portfolio (Class S)	ING WisdomTreeSM Global High-Yielding Equity Index
ING Marsico International Opportunities Portfolio (Class S)	Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)	ING Variable Products Trust
ING Multi-Manager International Small Cap Equity Portfolio	ING VP MidCap Opportunities Portfolio (Class S)
(Class S)
ING Oppenheimer Main Street Portfolio (Class S)	ING VP Intermediate Bond Portfolio (Class S)
ING PIMCO Core Bond Portfolio (Class S)
ING Pioneer Mid Cap Value Portfolio (Class S)	BlackRock Variable Series Funds, Inc.
ING Templeton Global Growth Portfolio (Class S)	BlackRock Global Allocation V.I. Portfolio (Class III)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)	Fidelity Variable Insurance Products
ING Van Kampen Capital Growth Portfolio (Class S)	Fidelity VIP Contrafund Portfolio (Service Class 2)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Growth and Income Portfolio (Class S)

ING Empire Traditions - 147957

TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	6
RELIASTAR OF NY SEPARATE ACCOUNT NY-B	7
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK	7
THE TRUSTS AND FUNDS	9
CHARGES AND FEES	11
THE ANNUITY CONTRACT	17
LIVING BENEFIT RIDERS	25
WITHDRAWALS	55
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	58
DEATH BENEFIT CHOICES	63
THE INCOME PHASE	66
OTHER CONTRACT PROVISIONS	70
OTHER INFORMATION	73
FEDERAL TAX CONSIDERATIONS	73
STATEMENT OF ADDITIONAL INFORMATION	85
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Interest Division	C1
APPENDIX D – Surrender Charge for Excess Withdrawals Example	D1
APPENDIX E – Examples of Minimum Guaranteed Income Benefit Calculation	E1
APPENDIX F – ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples	F1
APPENDIX G – Examples of Fixed Allocation Funds Automatic Rebalancing	G1
APPENDIX H – ING LifePay and ING Joint LifePay	H 1


APPENDIX I – Minimum Guaranteed Withdrawal Benefit .I 1


Notice to Existing Contract Owners

This prospectus will be delivered to prospective purchasers in connection with sales occurring on and after April 28 , 2008, as well as to owners having purchased the Contract earlier.
The Contract is sold on a continuous basis. And the prospectus is updated at least annually, including for any changes with the Contract, like the Company: introducing or discontinuing the availability of a rider; liberalizing a benefit or exercising any rights reserved under the Contract or a rider; or altering administrative procedures. The Company may also make subaccount changes (investment portfolios of the Trusts or Funds available under the Contract). Any change may or may not apply to an existing Contract. The prospectus reflects the status of the Contract
(and rider availability) as of April 28 , 2008 and therefore may contain information that is inapplicable to your Contract. In the event of any conflict with the prospectus, the terms of your Contract and any riders will control.


ING Empire Traditions – 147957


INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page

Accumulation Unit	6
Annual Ratchet	63
Annuitant	18
Cash Surrender Value	23
Contract Date	17
Contract Owner	7
Contract Value	22
Contract Year	17
Fixed Interest Allocation	24
Free Withdrawal Amount	12
GET Fund	9
Income Phase Payment Start Date	22
Net Investment Factor	6
Net Rate of Return	7
Restricted Funds	10
Standard Death Benefit	63


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract

Accumulation Unit Value	Index of Investment Experience
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation or Division	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Income Phase Payment Start Date	Annuity Commencement Date
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

ING Empire Traditions – 147957	1


FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. For more information about the fees and expenses, please see the “Charges and Fees” section later in the prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of	6%	6%	6%	6%	5%	4%	3%	0%
Premium Payment)

Transfer Charge					$25 per transfer, if you make more
than 12 transfers in a contract year, currently zero

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge	$30

(We deduct this charge on each contract anniversary and on surrender. We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is
$50,000 or more.)

Separate Account Annual Charges[1]
Contract without any of the optional living benefit riders that may be available

	Option	Option	Option
	Package I2	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.25%	1.45%	1.60%

Premium Credit Option Charge[3]	0.50%	0.50%	0.50%
Total With Optional Premium Credit Charge	1.75%	1.95%	2.10%

1 As a percentage of average daily assets in each subaccount. These charges are deducted daily.

2 The option packages constitute different levels of death benefit coverage that are available with the Contract. Please see “Death Benefit Choices” for more information.

3 When you elect the Premium Credit Option, we will add a credit to your Contract based on all premium payments received during your first contract year. There are circumstances under which all or part of a premium credit is subject to forfeiture in accordance with the following table:

ING Empire Traditions – 147957	2


Contract Year of	Percentage of Premium Credit
Surrender or	Forfeited (based on percentage of
Withdrawal	first year premium withdrawn)

Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

Please see “The Annuity Contract – Additional Credit to Premium” for more information.

The next tables show the charges for the optional riders that may be available with the Contract. You may add only one of the following living benefit riders to your Contract. For more information about which one may be right for you, please see “Living Benefit Riders.” For more information about the charges for the optional riders, please see “Charges and Fees – Optional Rider Charges.”

Optional Living Benefit Rider Charges[1]

Minimum Guaranteed Accumulation Benefit “MGAB” rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

1.00% of the MGAB Charge Base[2]	0.65% of the MGAB Charge Base[2]

Minimum Guaranteed Income Benefit “MGIB” rider:

Maximum Annual Charge	Current Annual Charge

1.50% of the MGIB Benefit Base[3]	0.75% of the MGIB Benefit Base[3]

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

2.00% of the ING LifePay Plus Base[4]	0.60% of the ING LifePay Plus Base[4]

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)

2.50% of the ING Joint LifePay Plus Base[5]	0.80% of the ING Joint LifePay Plus Base[5]


ING Empire Traditions – 147957	3


1 Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge may be a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations. You may add only one optional rider to your Contract.

2 The MGAB Charge Base is calculated based on total premiums and any premium credits, if applicable, within a two-year period from the rider date. Please see “Charges and Fees - Optional Rider Charges – Minimum
Guaranteed Accumulation Benefit (MGAB)” and “Living Benefit Riders – Minimum Guaranteed Accumulation
Benefit Rider (the “MGAB” rider)” later in this prospectus for more information.

3 The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base and is
calculated based on eligible premiums and premium credits, if applicable. Please see “Charges and Fees –
Optional Rider Charges – Minimum Guaranteed Income Benefit (MGIB)” and “
Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” later in this prospectus for more information.

4 The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider
Charges – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge” and
“Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider” later in this prospectus.

5 The ING Joint LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING Joint LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider
Charges – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge” and “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
Joint LifePay Plus”) Rider” later in the prospectus.

The next two tables show the total annual charges you could pay based on the amounts you have invested in the subaccounts (unless otherwise indicated), for the Contract and each death benefit and the most expensive combination of riders possible. Maximum and current charges are shown, but not the Annual Contract
Administrative Charge. Also, these tables do not show the Trust or Fund Expenses. Please note that the bases for some charges may differ somewhat. For example, the charge for the ING Joint LifePay Plus rider is based on the
ING Joint LifePay Plus Base, which can be higher than contract value, leading to higher charges than would be the case if it were based on contract value. Nevertheless, for purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts and the ING Joint LifePay Plus Base are both the same as the contract value. The charge for the Premium Credit Option lasts for your first seven contract years following the credit.

ING Empire Traditions – 147957	4

Separate Account Annual Charge Tables

MAXIMUM CHARGES	Option	Option	Option
	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Maximum ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	2.50%	2.50%	2.50%
Total	4.25%	4.45%	4.60%

CURRENT CHARGES	Option	Option	Option
	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Current ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	0.80%	0.80%	0.80%
Total	2.55%	2.75%	2.90%


The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses[1]	Minimum	Maximum

(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees, and other	0.54%	1.50%
expenses):

1 No waiver or reimbursement arrangements are reflected. These expenses reflect the expenses of the other (acquired)
funds with a fund of funds. No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see “Charges and Fees – Charges Deducted From the Contract Value – Redemption Fees.”

Example
This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the most expensive death benefit option and the most expensive living benefit rider. The example also assumes that your investment has a 5% return each year and assumes the maximum Trust or Fund Expenses. Excluded are the premium credit option and its charge, premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender or annuitize* your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,220	$2,501	$3,742	$6,770

2) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$620	$1,901	$3,242	$6,770

*	Surrender charges may apply if you choose to annuitize your Contract within the first year, and under certain circumstances, within the first seven contract years.

ING Empire Traditions – 147957	5


Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract
Provisions – Selling the Contract.”

Fees Deducted by the Funds
Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses”
for more information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of
ReliaStar of NY (“Separate Account NY-B”) has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A —
Condensed Financial Information – for the lowest and highest combination of asset-based charges. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1) We take the net asset value of the subaccount at the end of each business day.

ING Empire Traditions – 147957	6

2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; the premium credit option charge, if applicable; any optional rider charges; and, for the GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the related statements of operations, and the statements of changes of
Separate Account NY-B and the financial statements of ReliaStar of NY are included in the Statement of Additional
Information.

RELIASTAR OF NY SEPARATE ACCOUNT NY-B

ReliaStar of NY Separate Account NY-B (“Separate Account NY-B”) was established as a separate account of First
Golden American Life Insurance Company of New York (“First Golden”) on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective April 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”).
Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account NY-B without regard to any other income, gains or losses of the
Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-
B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the
Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account NY-B but are not discussed in this prospectus. Separate Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other
Changes.”

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until October 1, 2003, ReliaStar of NY was a wholly owned subsidiary of Security-
Connecticut Life Insurance Company (“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut

ING Empire Traditions – 147957

7

merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company, based in The
Netherlands. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract.
The obligations under the Contract are solely the responsibility of ReliaStar of NY.

ING also owns Directed Services LLC, the investment manager of the ING Investors Trust and the distributor of the
Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, Co.,
portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns ING Life Insurance and Annuity Company, the investment manager of ING Partners, Inc.

Our principal office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

Regulatory Matters
As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters.
Federal and state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-
competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S.
affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments,

ING Empire Traditions – 147957

8

penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in “Appendix
B — The Investment Portfolios.” A prospectus containing more information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.”Funds offered in a
Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds
) may have higher fees and expenses than a fund that invests directly in debt and equity securities.
Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of Trusts or Funds, and
any insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. Core Portfolio
An ING GET U.S. Core Portfolio (“GET Fund”) series may be available during the accumulation phase of the
Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET
Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. The GET Fund may not be available through all broker dealer selling firms.

You may not allocate money into a GET Fund series if you elect an optional benefit rider. Effective June 21,
2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the

ING Empire Traditions – 147957

9

offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET
Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your
GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET U.S. Core
Portfolio investment option, including charges and expenses.

Covered Funds and Special Funds
For purposes of determining benefits under the living benefit riders, we assign the investment options (the investment portfolios available under your Contract) to one of two categories, Covered Funds or Special Funds.
Allocations to Covered Funds participate fully in the calculations to determine the value of your guaranteed benefits under a living benefit rider. Allocations to Special Funds could affect the optional benefit rider guarantee that may otherwise be provided because Special Funds do not participate fully in the calculations to determine the value of your guaranteed benefit under a living benefit rider. Assets in Covered Funds generally provide a higher living benefit than those allocated to Special Funds. Designation of investment options under these categories may vary by benefit. Please see “Living Benefit Riders” for more information.

We may, with 30 days notice to you, designate any investment option as a Special Fund, but only with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

Restricted Funds
Restricted Funds are not related specifically to the living benefit riders. Rather, Restricted Funds are investment options for which we have limited the amount that may be invested, either on an aggregate basis or an individual basis. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to the investment options and with respect to new transfers to the investment options. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. To the extent an investment option is designated both a Restricted
Fund and a Special Fund, allocations to such investment option may limit your participation in the determination of your guaranteed benefits under a living benefit rider as well as the amount you may allocate to such investment option.

Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change and will not apply to amounts that may exceed these limitations due solely to a change in designation.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent

ING Empire Traditions – 147957

10

of contract value; up to 100 percent of each premium; and no more than $999,999,999. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

In addition to limiting your investment in the Restricted Funds on an aggregate basis, we limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g.
premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the
Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted
Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the
Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a
Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending notice to our
Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value
We deduct the following charges from your contract value:

ING Empire Traditions – 147957

11

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge will be based on the total amount withdrawn, including the amount deducted for the surrender charge. It will be deducted from the contract value remaining after you have received the amount requested for withdrawal. The surrender charge is not based on or deducted from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges.
The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of	6%	6%	6%	6%	5%	4%	3%	0%
Premium Payment)

Nursing Home Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

1)	at the time you first begin receiving care, more than one contract year has elapsed since the contract date;

2)	the withdrawal is requested during the period of care or within 90 days after the last day of care; and

3)	you have spent at least 45 days during a 60 day period in such nursing care facility.

You must submit satisfactory written proof of illness or incapacity. We may require an examination, at our cost, by a physician of our choice. We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

Terminal Illness Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

1)	You are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a terminal illness; and

2)	You submit satisfactory written proof of illness.

We may require an examination, at our cost, by a physician of our choice.

Free Withdrawal Amount. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal. Under Option Package III, any unused percentage of the 10% Free Withdrawal
Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed
30% of contract value.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the
Free Withdrawal Amount. For purposes of determining the extent to which a withdrawal is an excess withdrawal, we will also include the amount you expect to receive through systematic withdrawals during the contract year.
Systematic withdrawals are periodic scheduled withdrawals of a fixed amount or an amount based upon a

ING Empire Traditions – 147957

12

percentage of contract value. For more information about systematic withdrawals, please see “Withdrawals –
Systematic Withdrawals.” An excess withdrawal is a partial surrender of the Contract subject to a surrender charge, which we will deduct from the contract value that remains after an excess withdrawal in proportion to your subaccount allocations.

For the purpose of calculating the surrender charge for an excess withdrawal: (a) we treat premiums as being withdrawn on a first-in, first-out basis; and (b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in
Appendix D. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

Premium Taxes. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of each premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence. There is currently no premium tax in the State of New York.

We deduct the premium tax from your contract value on the income phase payment start date. In the event that you have selected the Minimum Guaranteed Income Benefit rider and you elect to receive income payments under it rather than the Contract, then we will deduct the premium tax from the MGIB Benefit Base. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the income phase payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the income phase payment start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest
Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The mortality and expense risk charge is deducted each business day.
The amount of the mortality and expense risk charge depends on the option package you have elected. The option packages constitute different levels of death benefit coverage that are available with the Contract. Please see “Death
Benefit Choices” for more information. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts and the premium credit option.

ING Empire Traditions – 147957

13

Option Package I		Option Package II		Option Package III

	Annual		Annual		Annual
	Charge		Charge		Charge
Annual	Expressed as	Annual	Expressed as	Annual	Expressed as
Charge	Daily Rate	Charge	Daily Rate	Charge	Daily Rate

1.10%	0.0030%	1.30%	0.0036%	1.45%	0.0040%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount for each since the previous business day. The charge is deducted on each business day at the rate of .0004% from your assets in each subaccount.

Premium Credit Option Charge. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.50% of the assets you have in each subaccount. The charge is deducted from your assets in each subaccount on each business day at the rate of 0.0014% for seven years following credit of the premium credit. This charge will also be deducted from amounts allocated to the Fixed Interest Division, resulting in a 0.50% reduction in the interest which would otherwise have been credited to your Contract during the seven contract years following credit of the premium credit. The cost of providing the premium credit is generally covered by the premium credit option charge, the recapture schedule for forfeiture of the credit on surrenders, withdrawals and death, and, to some degree, by the mortality and expense risk charge. We expect to make a profit on those contracts under which the premium credit option is elected.

Optional Rider Charges. Some features and benefits of the Contract, if available, are available by rider for an additional charge. Please check your application for the Contract to be sure. Once elected, a rider cannot be canceled independently of the Contract. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. We deduct the rider charge on each of the Contract’s quarterly anniversary dates (defined below) in arrears, meaning we deduct the first charge on the first quarterly anniversary date following the rider date. If the rider is added to an existing Contract, the first quarter’s charge will be reduced proportionally for the portion of the quarter that the rider was not in effect. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May
12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month.
If the quarterly anniversary date falls on a weekend or a holiday, we will use the value as of the subsequent business day.

For a description of the rider and the defined terms used in connection with the riders, see “Living Benefit Riders.”

Minimum Guaranteed Accumulation Benefit (MGAB). The charge for the MGAB rider is as follows:

Waiting Period	As an Annual Charge	As a Quarterly Charge

10 Year	0.65% of the MGAB Charge Base	0.17% of the MGAB Charge Base

The MGAB Charge will be charged during the 10-year waiting period starting on the rider date and ending on the MGAB Benefit Date. The MGAB Charge Base is the total of premiums and any premium credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and any premium credits, if applicable, added during the two-
year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, including any systematic withdrawals, and reduced pro-rata for any transfers between subaccounts or between a subaccount and a Fixed Interest Allocation made during the three-year period before the MGAB date. Withdrawals and transfers may reduce the applicable MGAB Charge
Base by more than the amount withdrawn or transferred. See “Living Benefit Riders.”

ING Empire Traditions – 147957

14

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

Current Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)

0.75% of the MGIB Benefit Base	1.50% of the MGIB Benefit Base

Please see “Living Benefit Riders - Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”)” for a
description of the MGIB Benefit Base and the MGIB Rate.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The
charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.00%	0.60%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the
Contract’s next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated.
Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime
Automatic Periodic Benefit Status. (No charge is deducted thereafter.) Automatic Periodic Benefit Status or
Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING
LifePay Plus/Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Riders.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider
Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.50%	0.80%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the
Contract’s next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated.
Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime
Automatic Periodic Benefit Status. (No charge is deducted thereafter.) Automatic Periodic Benefit Status or
Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders –
ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available. The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET Fund subaccount. See “The Trust and Funds- ING GET U.S. Core Portfolio.”

ING Empire Traditions – 147957

15

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining the Contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed
Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate;
and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

ING Empire Traditions – 147957

16

  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the Contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the
Contract were individually ranked according to the total amount they paid to the company or its affiliates in 2007, that ranking would be as follows:

· Fidelity Variable Insurance Product Portfolios

If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the Contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The
Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and
Funds through Separate Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Interest Division. See Appendix C and the Fixed Interest Division Offering Brochure for more information on the Fixed Interest Division. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at 1-800-366-0066.

Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are

ING Empire Traditions – 147957

17

multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, Option Package I will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner,” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.
Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary,” below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner’s attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore any death benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining income phase payments. The annuitant’s age determines when the income phase must begin and the amount of the income phase payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the
Contract is in effect, except as described below.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the income phase payment start date. If the annuitant dies before the income phase payment start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the income phase payment start date, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant, unless you elect otherwise. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the income phase payment start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if the contract owner is not an individual.

Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase payment start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

ING Empire Traditions – 147957

18

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or
III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit.
Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary’s right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary. In the event of joint owners, all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center in good order. Please date your request. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

Purchase and Availability of the Contract
There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract depends on the option package that you elect.

	Option Package I	Option Package II	Option Package III

Minimum Initial	$15,000 (non-qualified)	$5,000 (non-qualified)	$5,000 (non-qualified)
Payment	$1,500 (qualified)	$1,500 (qualified)	$1,500 (qualified)

The maximum issue age is 80 or younger at the time of application to purchase a Contract with Option Package I.
With Option Package II or Option Package III, the maximum issue age is also 80 or younger at the time of application, SO LONG AS you elect the MGAB rider, the ING LifePay Plus rider or the ING Joint LifePay Plus

ING Empire Traditions – 147957

19

rider. Otherwise, the maximum issue age is 75 for a Contract with Option Package II or Option Package III. Before
April 28, 2008, the maximum issue age was 80 for a Contract with either Option Package II or Option Package III.

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed
$1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Charges and Fees” in this prospectus. If you are considering an Enhanced Death Benefit
Option and your contract will be an IRA, see “
Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit” in this prospectus.

Loans are not allowed on a Contract issued as a Tax Code Section 403(b) annuity.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments
We will process your initial premium and any premium credits, if applicable, within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B specified by you within 2 business days.

ING Empire Traditions – 147957

20

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

1)	If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

2)	If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g. signature guarantee).

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, the payment and any premium credits, if applicable, designated for a subaccount of Separate Account
NY-B, will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and any premium credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

We may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Interest
Division be allocated with the added premium credit, if applicable, to a subaccount specially designated by the
Company (currently, the ING Liquid Assets Portfolio) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $500, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Additional Credit to Premium
At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your
Contract based on all premium payments received during the first contract year (“initial premium”). The credit will be 4% of the initial premium and will be allocated among each subaccount and Fixed Interest Allocation you have selected in proportion to your allocation of the applicable premium in each investment option.

ING Empire Traditions – 147957

21

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the
Contract and in combination with the Contract’s other optional riders, subject to the following limitation. For
Contracts purchased before September 4, 2007, the premium credit option was not available with the MGIB rider.
We reserve the right to make the premium credit option available to inforce contract owners. Also, the premium credit option may not be available through all broker-dealers.

We may increase, decrease or discontinue the premium credit at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

The daily mortality and expense risk charge and the daily administrative charge under this Contract are greater than that under contracts not providing a premium credit. There is also a separate charge for the premium credit which is an asset-based charge deducted daily from your contract value. Please see “Charges and Fees” for a description of this charge.

The premium credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct part or all of a premium credit from the amount we pay to you or your beneficiary:

1)	If you return your Contract within the free look period, we will deduct the entire premium credit from the refund amount;

2)	If a death benefit becomes payable, we will deduct any premium credits added to your Contract after or within 12 months of the date of death; and

3)	If you surrender your Contract or take a withdrawal, we will deduct a portion of the premium credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

Contract Year of	Percentage of Premium Credit

Surrender or	Forfeited (based on percentage of

Withdrawal	first year premium withdrawn)

Years 1-2	100%

Years 3-4	75%
Years 5-6	50%

Year 7	25%
Years 8+	0%

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the premium credit.
You will retain any gains, and you will also bear any losses, that are attributable to the premium credit we deduct.
No forfeiture of premium credit applies to withdrawals of contract value representing the annual free withdrawal amount or to withdrawals of contract value representing earnings.

There may be circumstances under which the contract owner may be worse off from having received a premium credit. For example, this could occur if the contract owner returns the Contract during the applicable free look period. Upon a free look, we recapture the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit.
Negative performance associated with the premium credit will reduce the contract value more than if the premium credit had not been applied.

Income Phase Payment Start Date
The income phase payment start date is the date you start receiving income phase payments under your Contract.
The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase; and the income phase. The accumulation phase is the period between the contract date and the income phase payment start date. The

ING Empire Traditions – 147957

22

income phase begins when you start receiving regular income phase payments from your Contract on the income phase payment start date.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of
(a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid plus any premium credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed
Interest Allocation specified by you.

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.

2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3)	We add (1) and (2).

4)	We add to (3) any additional premium payments plus any premium credits, if applicable, and then add or subtract any transfers to or from that subaccount.

5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to
Fixed Interest Allocations. See the Fixed Interest Division Offering Brochure for a description of the calculation of values under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the income phase payment start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets Portfolio) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

ING Empire Traditions – 147957

23

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts
Each of the subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements, including prior SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required), combine two or more accounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right, subject to SEC approval, to: (i) deregister Separate Account NY-B under the 1940 Act;
(ii) operate Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account NY-B; and (v)
combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

The Fixed Interest Allocation (Fixed Interest Division)
The Fixed Interest Allocation is the Fixed Interest Division, which is part of the ReliaStar of New York general account. The general account contains all of the assets of ReliaStar of New York other than those in certain separate accounts. Allocation of any amount to the Fixed Interest Division does not entitle you to share directly in the performance of these assets. Assets supporting amounts allocated to the Fixed Interest Division are available to fund the claims of all classes of our customers, owners, and other creditors. See Appendix C and the Fixed Interest
Division Offering Brochure for more information. You may not allocate contract value to the Fixed Interest
Division if you elect one of the living benefit riders.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our
Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

ING Empire Traditions – 147957

24

LIVING BENEFIT RIDERS

You may elect one of the optional benefit riders discussed below. You may add only one of these riders to your
Contract. Each rider has a separate charge. Please note that if you elect one of the living benefit riders, you may not allocate premium or contract value to the GET Fund or to the Fixed Interest Allocations. Once
elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. The optional benefit riders terminate upon surrender of the
Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select it. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. The ING LifePay Plus and ING Joint LifePay Plus riders may also impact the death benefit amount under the Contract. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the Appendices. You should consult a qualified financial adviser in evaluating the riders. Our Customer Service Center may be able to answer your questions. The telephone number is (800) 366-0066.

Minimum Guaranteed Accumulation Benefit Rider (the “MGAB Rider”). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. The waiting period is 10 years, beginning on the rider date, and the MGAB Charge is deducted only during the 10 year waiting period. Only premiums added to your Contract during the first two-year period after your rider date and any premium credits, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGAB rider, you may not allocate contract value to the GET Fund subaccount or to the Fixed Interest
Division.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your
Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your
Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see “Optional Rider Charges.”

The MGAB rider has a waiting period of ten years and, other than for certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus the premium credit, if applicable, reduced pro-rata for withdrawals. Transfers between subaccounts or between a subaccount and a Fixed Interest
Allocation within 3 years of the MGAB Date will also reduce the MGAB Base pro-rata (see examples below).

Calculating the MGAB. We calculate your MGAB as follows:

1)	We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

If you purchase the MGAB optional rider as of the contract date, the MGAB Base is the initial premium, and the premium credit, if applicable, increased by eligible premiums, less all withdrawals and, less transfers made within 3 years prior to the MGAB Date. Eligible premiums are premiums added within two years after the rider date. Premiums added in the third and later rider years are not included in the MGAB Base.

If you purchase the MGAB optional benefit rider after the contract date, contract value is used as the initial value. The MGAB Base equals the contract value, plus eligible premiums, adjusted for withdrawals and transfers and accumulated at the MGAB Base Rate.

ING Empire Traditions – 147957

25

Eligible premiums are premiums added within two years after the rider date. Premiums added in the third and later years after the rider date are not included in the MGAB Base.

We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, plus any premium credits, if applicable, adjusted for subsequent withdrawals and transfers. Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro- rata basis. The percentage reduction in the MGAB Base and the MGAB Charge Base equals the percentage reduction in contract value resulting from the withdrawal. This means that the MGAB Base and MGAB Charge Base are reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. For example, if the contract value is reduced by 25% as the result of a withdrawal, the MGAB Base and the MBAG Charge Base are also reduced by 25% (rather than by the amount of the withdrawal).

Any transfer between subaccounts or between a subaccount and a Fixed Interest Allocation within 3 years of the MGAB Date reduces the MGAB Base and MGAB Charge Base on a pro-rata basis, based on the percentage of contract value transferred. Adjustments for such transfers are made as if the transfer was a withdrawal followed by a premium payment to the new investment option, which is not an eligible premium for MGAB benefit purposes.

2)	We then subtract your contract value on the MGAB Date from your MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

3)	Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the ING Liquid Assets Portfolio on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

Examples of the Impact of Transfers between Subaccounts within Three Years of the MGAB Date.

Example #1: A transfer of $5,000 from Subaccount 1 to Subaccount 2 occurring within three years of the
MGAB Date.

	Subaccount 1		Subaccount 2			Total

	Contract	MGAB	Contract	MGAB	Contract		MGAB

	Value	Base	Value	Base	Value		Base

Before
Transfer	15,000	10,000	8,000	10,000	23,000		20,000

After
Transfer	10,000	6,667	13,000	10,000	23,000		16,667

Example #2:	A transfer of $5,000 from Subaccount 2 to Subaccount 1 occurring within three years of the
MGAB Date.

	Subaccount 1		Subaccount 2			Total

	Contract	MGAB	Contract	MGAB	Contract		MGAB

	Value	Base	Value	Base	Value		Base

Before
Transfer	15,000	10,000	8,000	10,000	23,000		20,000

After
Transfer	20,000	10,000	3,000	3,750	23,000		13,750

ING Empire Traditions – 147957

26

Purchase. To purchase the MGAB rider, you must be age 80 or younger on the rider date. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii)
within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus.

The MGAB Charge Base. The MGAB Charge Base is the total of premiums and premium credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or your contract value on the rider date plus premiums and premium credits, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

The MGAB Date. The MGAB Date is the date the MGAB rider becomes effective. If you purchased the
MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB
Date is your 10th contract anniversary. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB
Date.

No Cancellation. Once you purchase the MGAB rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, which also automatically cancels the MGAB rider. Once the Contract continues beyond the free look period, you may not cancel the MGAB rider.

Termination. The MGAB rider is a “living benefit,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The
MGAB rider automatically terminates if you:

  annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
  die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGAB rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner.

Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. Please note that if you elect the MGIB rider, you may not allocate contract value to the Fixed Interest Division. No loans are permitted on Contracts with the MGIB rider.
The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the MGIB Rate (as defined below), the adjustment for Special Fund transfers, and any withdrawals you take while the MGIB rider is in effect. Investing in Special Funds may limit the
MGIB benefit because for purposes of determining the MGIB Benefit Base, Special Funds allocations are not subject to accumulation at the MGIB Rate, and withdrawals and transfers from Special Funds are not dollar-for-
dollar, but pro-rata, meaning the MGIB Benefit Base may be reduced by the same proportion that contract value allocated to Special Funds is reduced. For Contracts with the MGIB rider purchased on and after September 4,
2007, the minimum guaranteed amount will also include any eligible premium credits.

Purchase. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Before April 28, 2008, the maximum age was 79.

ING Empire Traditions – 147957

27

Some broker-dealers may not offer the MGIB rider, or may limit availability of the rider to younger ages. The rider date is the date the MGIB rider becomes effective. Generally, the MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. We may allow election at other times at our discretion. There is a ten-year waiting period before you can annuitize under the MGIB rider.

The MGIB Date. The MGIB Date is the date on which you may exercise your right to begin receiving annuity income payments pursuant to the MGIB Rider. The MGIB Date always coincides with your Contract’s anniversary date. You may not exercise your right to begin receiving annuity income payments pursuant to the MGIB Rider until the MGIB Date that is at least ten years after the rider date.

Charges. The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below. The MGIB rider automatically terminates if the contract value is insufficient to pay the charge for the MGIB rider.

How the MGIB Rider Works. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)	your annuity income based on your contract value on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)	your annuity income based on your contract value on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

3)	the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the
MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base (greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract.
The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider. Please see Appendix E — Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested.
It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB
Base (as defined below).

The MGIB Benefit Base is tracked separately for Covered and Special Funds, based on initial allocation of premium and any premium credit, if applicable. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base also will include subsequent eligible premiums, if any, which are premiums and related premium credits paid within five years of purchasing the MGIB rider. (Premiums and related premium credits paid after the rider date are excluded.) The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base: the ING Liquid Assets Portfolio. The
ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations, effective

ING Empire Traditions – 147957

28

April 30, 2007.
For more information about
Covered Funds and Special Funds, please see “The Trust and Funds - Covered Funds and Special Funds.”

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

	a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), and

(b) where:

(a) is the MGIB Rollup Base for Covered Funds;

(b) is the MGIB Rollup Base for Special Funds;

The Maximum MGIB Base applicable to the MGIB Rollup Base is 250% of eligible premiums (including any related premium credits), adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Base is not allocated by Fund category.

The MGIB Rate. Calculation of the MGIB Rollup Base will be impacted by the MGIB Rate. The MGIB Rate is an annual effective rate at which the eligible premiums (including any related premium credits) accumulate, which is currently 7%. As noted below, eligible premiums (including any related premium credits) accumulate at the MGIB Rate only up until the oldest contract owner reaches age 80 or the MGIB Rollup Base reaches the Maximum MGIB Base, and only to the extent that premiums are invested in Covered Funds.

For example, assume a contract was issued on September 4, 2007 with an initial premium of $10,000, and the issue age of the contract owner was age 60, with an MGIB Date of September 4, 2017. Assuming 100% of the premium was allocated to Covered Funds, the MGIB Rollup Base would be $19,672 on the MGIB Date, the result of the $10,000 initial premium multiplied by the 7% MGIB Rate annually for the 10-year period between the issue date and the MGIB Date.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums (including any related premium credits), allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 7%. The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums (including any related premium credits), allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

ING Empire Traditions – 147957

29

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered or Special) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered and Special Funds, when you make transfers between Covered and Special Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special Funds will equal the reduction in the MGIB Rollup Base allocated to Covered Funds. Transfers from Special Funds to Covered Funds are treated in the same way.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

For example, assume the MGIB Rollup Base for Covered Funds prior to a transfer from Covered Funds was $12,000 at a time that the contract value in Covered Funds was $10,000. If the contract owner transferred 25% of this $10,000 ($2,500) from the contract value in the Covered Funds, it would result in a 25% decrease in the MGIB Rollup Base for Covered Funds, or $3,000 ($12,000 * 25%), which is $500 more than the amount actually transferred from the Covered Funds.

b)	Calculation of MGIB Ratchet Base

The MGIB Ratchet Base for Covered Funds and Special Funds equals:

on the rider date, eligible premiums (including any related premium credits) or the contract value (if the rider is added after the contract date) allocated to Covered Funds and Special Funds;

on each “quarterly anniversary date” prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

	1)	the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

	2)	the MGIB Ratchet Base for Covered Funds and Special Funds from the prior quarterly anniversary date, adjusted for any new eligible premiums (including any related premium credits), withdrawals attributable to Covered Funds or Special Funds, and transfers.

at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible

ING Empire Traditions – 147957

30

premiums (including any related premium credits), withdrawals attributable to Covered Funds or Special Funds, and transfers.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

Withdrawals reduce the MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the
MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal. This means that the MGIB Ratchet Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to
Covered Funds and Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including surrender charge), the MGIB Ratchet
Base allocated to Covered Funds is also reduced by 25% (rather than the amount of the withdrawal).

2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

(i)	If MGIB Benefit exercised at ages 10-73:

Income for Life (Single Life or Joint with 100% Survivor) with no more than a 10 year certain fixed period.

(ii)	If MGIB Benefit exercised at ages 74-89:

Income for Life (Single Life or Joint with 100% Survivor) with no more than a six year certain period.

(iii)	Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

For Contracts with the MGIB rider purchased before September 4, 2007, the exercise ranges were 10 to 74 and 75 to
89. Also, the period certain was seven years instead of six if the MGIB rider is to be exercised during the later age range.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised in the 30-day period prior to a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Please note that if you elect partial annuitization, income payments received will be taxed as withdrawals.
Please consult your tax adviser before making this election, as the taxation of partial annuitization is uncertain.

Investment Option Restrictions. For Contracts with the MGIB rider purchased on and after September 4,
2007, there is an asset allocation requirement. We require that your contract value be allocated in accordance with certain limitations in order to mitigate the insurance risk inherent in our guarantee to provide you with a guaranteed

ING Empire Traditions – 147957

31

minimum amount of annuity income if you annuitize on the MGIB Date (subject to the terms and conditions of the
MGIB rider). There are Accepted Funds, Fixed Allocation Funds and Other Funds for purposes of this asset allocation requirement. We are not currently applying this asset allocation requirement to the MGIB rider.

Accepted Funds. Currently, the Accepted Funds are:

ING American Funds Asset Allocation Portfolio;
ING Franklin Templeton Founding Strategy Portfolio;
ING LifeStyle Growth Portfolio;
ING LifeStyle Moderate Growth Portfolio;
ING LifeStyle Moderate Portfolio;
ING Liquid Assets Portfolio;
ING MFS Total Return Portfolio;
ING T. Rowe Price Capital Appreciation Portfolio;
ING Van Kampen Equity and Income Portfolio;
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio; and
BlackRock Global Allocation V.I. Portfolio.

We may change these designations at any time upon 30 days written notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are: the ING American Funds Bond
Portfolio;the ING Lehman Brothers U.S. Aggregate Bond Index Portfolio; the ING PIMCO Core Bond Portfolio;
and the ING VP Intermediate Bond Portfolio are
designated as Fixed Allocation Funds. You may allocate contract value to one or more of the Fixed Allocation
Funds. We consider the ING VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed
Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than a percentage of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any
MGIB Rebalancing Date (as defined below), then we will automatically rebalance the contract value allocated to the
Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed
Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your
Contract. Currently, the minimum Fixed Allocation Fund percentage is zero – we are not currently imposing these asset allocation requirements. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.
Any rebalancing is done on a pro-rata basis among the Fixed Allocation Funds and Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each annual contract anniversary and after any one of the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, then Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix G- Examples of
Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic

ING Empire Traditions – 147957

32

Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix G– Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

Relationship of Accepted Funds, Other Funds and Fixed Allocation Funds to Special Funds, Covered
Funds and Restricted Funds. In general, Special Funds, Covered Funds and Restricted Funds impact the value of certain benefits available under living benefit riders, while Accepted Funds and Other Funds relate to the asset allocation requirements required under the living benefit riders. Fixed Allocation Funds Automatic Rebalancing and its fund designations (Accepted Funds, Fixed Allocation Funds and Other Funds) are in addition to the designations for purposes of calculating the MGIB Benefit Base (Covered Funds and Special Funds). Please see “The Trusts and
Funds – Covered Funds and Special Funds” and “The Trusts and Funds – Restricted Funds.” Because of this, your ability to allocate your entire contract value to all Covered Funds for purposes of calculating the MGIB Benefit Base is subject to Fixed Allocation Funds Automatic Rebalancing. In the event you allocate contract value to Covered
Funds for the purposes of calculating the MGIB Benefit Base that are considered Other Funds for purposes of the above asset allocation requirements, you will be required to satisfy the asset allocation requirements of Fixed
Allocation Funds Automatic Rebalancing. However, we are not currently imposing these asset allocation requirements.

In the event an investment option was designated a Restricted Fund, any allocations to a specific investment option would be further limited to the investment limitations of these funds. Please see “The Trusts and Funds – Restricted
Funds.” Currently, no investment options are designated as a Restricted Fund.

It is possible for an investment option to have two different designations: An Accepted Fund for purposes of Fixed Allocation Funds Automatic Rebalancing may also be a
Special Fund for purposes of calculating the MGIB Rollup Base. While Accepted Funds are excluded from Fixed
Allocation Funds Automatic Rebalancing, and so your allocation to that investment option as an Accepted Fund would not be subject to Fixed Allocation Funds Automatic Rebalancing, the MGIB Rollup Base is impacted as a consequence in as much as your allocation to that investment division as a Special Fund would not accumulate at the
MGIB Rate of 7% per year. Therefore, if we were currently imposing the asset allocation requirements, and a contract owner wished to avoid this result, he or she could allocate among the remaining Accepted Funds, as well as among the remaining Other Funds that are not designated as Special Funds (subject to Fixed Allocation Funds
Automatic Rebalancing).

No Cancellation. Once you purchase the MGIB rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the MGIB rider. Once the Contract continues beyond the free look period, you may not cancel the MGIB rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The
MGIB rider automatically terminates if you:

  annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
  do not have contract value that is sufficient to pay the charge for the MGIB rider; or

ING Empire Traditions – 147957

33

  die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

Change of Owner or Annuitant. The MGIB rider will also terminate upon a change of ownership, including adding a joint owner. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization, in which case a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

In addition to spousal continuation, the following transactions are not considered a change of ownership for purposes of termination of the MGIB rider:

1)	Transfers from custodian to custodian;

2)	Transfers from a custodian for the benefit of an individual to that same individual;

3)	Transfers from an individual to a custodian for the benefit of the same individual;

4)	Collateral assignments;

5)	Transfers from trust to trust where the contract owner and the grantor of the trust is the same individual;

6)	Transfers from an individual to a trust where the contract owner and the grantor of the trust is the same individual; or

7)	Transfers from a trust to an individual where the contract owner and the grantor of the trust is the same individual.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay
Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. Beginning on and after January 28, 2008, you may elect to purchase the ING LifePay Plus rider.
The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. The ING LifePay
Plus rider is subject to broker/dealer availability. The ING LifePay Plus rider will not be issued until your contract

ING Empire Traditions – 147957

34

value is allocated in accordance with the investment option restrictions described in “Investment Option
Restrictions,” below. Please note that with the ING LifePay Plus rider, you cannot allocate contract value to a
Fixed Interest Division at any time.

Contracts issued on and after November 1, 2004 are eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract meets the above eligibility date and has the ING LifePay rider, you may upgrade to the ING LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the
Customer Service Center for more information.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING
LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.

No Cancellation. Once you purchase the ING LifePay Plus rider, you ma~~n~~y not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.
The optional rider automatically terminates if you:

1)	terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

How the ING LifePay Plus Rider Works. The ING LifePay Plus rider has both phases and statuses. Through the lifetime of the ING LifePay Plus rider, you will be in one of two phases: the Growth Phase or the Withdrawal
Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or on your Contract’s annuity start date. See “The Income Phase –
Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING
LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee: Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed
Withdrawal Status and Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old your annuitant is when you take your first withdrawal.

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59 ½ has not yet passed, and continues until certain circumstances occur as noted in “Guaranteed Withdrawal Status” below. Thereafter, Automatic Periodic Benefit Status would begin ONLY IF your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum
Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic

ING Empire Traditions – 147957

35

payments in an annual amount equal to the Maximum Annual Withdrawal until the MGWB Base is exhausted.
Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual
Withdrawal, then Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING LifePay
Plus rider will terminate without value. While the Withdrawal Phase of your rider may begin in Guaranteed
Withdrawal Status, your rider may not enter Automatic Periodic Benefit Status

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59 ½ has passed, and continues until certain circumstances occur as noted
in the “Lifetime Guaranteed Withdrawal Status” below. Thereafter, Lifetime Automatic Periodic Benefit Status
would begin ONLY IF you contract value is depleted to zero for reasons other than withdrawals that exceed the
Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit
Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum Annual Withdrawal. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Lifetime
Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING LifePay Plus rider will terminate without value.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The
ING LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2)	If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the ING LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any applicable premium credits
(“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay
Plus Base is recalculated as the greater of:

  The current ING LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries ONLY after the Annuitant has reached age 59 ½, the ING LifePay Plus Base is recalculated as the greatest of:

  The current ING LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
  This is referred to as an annual “step-up.” (Any premium credits applied are excluded from the eligible premiums with a step-up.)

Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date, SO LONG AS the Annuitant is at least age 59 ½.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add LifePay Plus on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following

ING Empire Traditions – 147957

36

quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-
up with this Contract is on January 1, 2009, assuming the Annuitant is age 59 ½.

This rider has no cash value. You cannot surrender the Contract for the ING LifePay Plus Base. The ING LifePay
Plus Base is not available to annuitize.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary has not passed on which or after the annuitant is age 59 ½. While the ING LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar. Withdrawals while the ING LifePay Plus rider is in Guaranteed
Withdrawal Status are not guaranteed for the lifetime of the annuitant. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59 ½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;

3)	the date annuity payments begin (see “The Income Phase”);

4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)	the surrender of the Contract;

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your spouse beneficiary elects to continue the Contract; or

8)	automatic reset into the Lifetime Guaranteed Withdrawal Status.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.

Please note that with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the
Maximum Annual Withdrawal, as recalculated, will be less, due to your withdrawals (and reduction of the ING
LifePay Plus Base as a result) while the rider was in the Guaranteed Withdrawal Status. See Appendix F,
Illustration 6, for an example. Also please note, however, that by declining automatic reset into the Lifetime
Guaranteed Withdrawal Status, your ING LifePay Plus Base will not thereafter be automatically reset quarterly – to the then current Contract value (excluding any premium credits applied during the 36 months preceding the calculation) if the contract value is higher – as it could be while the rider is in Lifetime Guaranteed Withdrawal
Status. No further resets will be available. For more information, please see “ING LifePay Plus Reset” below.

If you decline the automatic reset, your rider will continue in the Guaranteed Withdrawal Status. There will not be another opportunity to automatically reset into the Lifetime Guaranteed Withdrawal Status. Thereafter, in the event

ING Empire Traditions – 147957

37

contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal, including due to poor market performance, your rider’s status will change to Automatic Periodic
Benefit Status. In Automatic Periodic Benefit Status, other than the payments as provided under the ING LifePay
Plus rider, the Contract will provide no further benefits (including death benefits). In the event contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Automatic Periodic Benefit Status” below.

Please see below for more information about each of this rider’s four different statuses.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, SO LONG
AS the quarterly contract anniversary has passed on which or after the annuitant is age 59 ½. Or for Contracts in
Guaranteed Withdrawal Status, the Lifetime Guaranteed Withdrawal Status begins upon automatic reset. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);

2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)	the surrender of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if
Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING LifePay Plus rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is
determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual
Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59-1/2, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING
LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.”

ING Empire Traditions – 147957

38

Then, on the quarterly contract anniversary on or after the annuitant reaches age 59 ½, the ING LifePay Plus
Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s
Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in any Contract year that, when added together, do not exceed the Maximum Annual Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any Contract year exceeds the Maximum Annual Withdrawal, then the
Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a
Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the
Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum
Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Appendix F, Illustrations 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay
Plus rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceed the Maximum Annual Withdrawal for a specific Contract year will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional

ING Empire Traditions – 147957

39

Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual Withdrawal Amount. See “ING LifePay Plus Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix FI, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit
Status and you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING Empire Traditions – 147957

40

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING
LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum
Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the
Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum
Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”)
the ING LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). Please note, however, that by declining a reset, your ING LifePay Plus Base will not thereafter be reset quarterly (and the Maximum Annual Withdrawal will also not be recalculated); no further resets will be available.

Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See

ING Empire Traditions – 147957

41

“Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are: ING American Funds Asset Allocation
Portfolio; ING Franklin Templeton Founding Strategy Portfolio; ING LifeStyle Growth Portfolio;
ING LifeStyle Moderate Growth Portfolio; ING LifeStyle Moderate Portfolio; ING Liquid Assets
Portfolio; ING MFS Total Return Portfolio; ING T. Rowe Price Capital Appreciation Portfolio; ING
Van Kampen Equity and Income Portfolio; ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio; andBlackRock Global Allocation V.I. Portfolio. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are: the ING American Funds Bond
Portfolio, ING Lehman Brothers U.S. Aggregate Bond Index Portfolio; the ING PIMCO Core Bond Portfolio;
and the ING VP Intermediate Bond Portfolio
. You may allocate your contract value to one or more of
the Fixed Allocation Funds. We consider the ING VP Intermediate Bond Portfolio to be the default Fixed
Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix G– Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that
Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix G–
Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING
LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

ING Empire Traditions – 147957

42

Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the ING LifePay Plus Base and the then current Contract value;

3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;

6)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

7)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59 ½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3)	On the quarterly Contract anniversary that the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider.

4)	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic
Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates.
However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death

ING Empire Traditions – 147957

43

benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death –
Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount, so long as there is contract value from which to take your withdrawals. However, once your Contract value is zero, any periodic payments under the ING
LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix F for examples.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus
Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The
ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. Beginning on and after January 28, 2008, you may elect to purchase the ING Joint LifePay Plus rider. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes

ING Empire Traditions – 147957

44

payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary
Requirements,” below. The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. The ING Joint LifePay Plus rider is subject to broker/dealer availability. The ING Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. Please note that with the ING Joint LifePay Plus rider, you cannot allocate contract value to a Fixed Interest
Division at any time.

Contracts issued on and after November 1, 2004 are eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract meets the above eligibility date and has the ING Joint LifePay rider, you may upgrade to the ING Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact our Customer Service Center for more information.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you ma~~n~~y not cancel it unless you: a)
cancel the contract during the contract’s free look period; b) surrender the Contract; c) start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider;

ING Empire Traditions – 147957

45

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has both phases and statuses. Through the lifetime of the ING Joint LifePay Plus rider, you will be in one of two phases: the Growth
Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or on your Contract’s annuity start date. See “The
Income Phase – Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING Joint LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal
Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee: Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed
Withdrawal Status and Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old the youngest active spouse is when you take your first withdrawal.

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed, and continues until certain

ING Empire Traditions – 147957

46

circumstances occur as noted in “Guaranteed Withdrawal Status” below. Thereafter, Automatic Periodic Benefit
Status would begin ONLY IF your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal until the ING
Joint LifePay Plus Base is exhausted. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING Joint LifePay Plus rider will terminate without value. While the
Withdrawal Phase of your rider may begin in Guaranteed Withdrawal Status, your rider may not enter Automatic
Periodic Benefit Status.

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed, and continues until certain circumstances occur as noted in the “Lifetime Guaranteed Withdrawal Status” below. Thereafter, Lifetime
Automatic Periodic Benefit Status would begin ONLY IF you contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime
Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint
LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum Annual
Withdrawal. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the
Maximum Annual Withdrawal, then Lifetime Automatic Periodic Benefit Status would not begin. Rather, the
Contract and the ING Joint LifePay Plus rider will terminate without value.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal.
The ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the
Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus Base is equal to the initial premium (excluding any premiumcreditavailable with your Contract).

2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any applicable premium credits
(“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint
LifePay Plus Base is recalculated as the greater of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first five contract anniversaries ONLY after the youngest active spouse reaches age 65, the ING Joint LifePay Plus Base is recalculated as the greatest of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
  This is referred to as an annual “step-up.” (Any premium credits applied areexcluded from the eligible premiums with a step-up.)

Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is added (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract

ING Empire Traditions – 147957

47

anniversary after a full contract year has elapsed since the rider date, SO LONG AS the youngest active spouse is at least age 65.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add Joint LifePay
Plus on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING Joint LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009, assuming the youngest active spouse is age 65.

This rider has no cash value. You cannot surrender the Contract for the ING Joint LifePay Plus Base. The ING
Joint LifePay Plus Base is not available to annuitize.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual
Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,”
below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary has not passed on which or after the youngest active spouse is age 65. While the ING Joint
LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual
Withdrawal will reduce the ING Joint LifePay Plus Base dollar-for-dollar. Withdrawals while the ING Joint
LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;

3)	the date annuity payments begin (see “The Income Phase”);

4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)	the surrender of the Contract;

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your spouse beneficiary elects to continue the Contract; or

8)	automatic reset into the Lifetime Guaranteed Withdrawal Status.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.

Please note with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the
Maximum Annual Withdrawal, as recalculated, will be less due to your withdrawals (and reduction of the ING Joint
LifePay Plus Base as a result) while the rider was in Guaranteed Withdrawal Status. See Appendix F, Illustration 6,
for an example. Also please note, however, that by declining automatic reset into the Lifetime Guaranteed
Withdrawal Status, your ING Joint LifePay Plus will not thereafter be automatically reset quarterly – to the then current contract value (excluding any premium credits applied during the 36 months preceding the calculation) if the

ING Empire Traditions – 147957

48

contract value is higher – as it could be while the rider is in Lifetime Guaranteed Withdrawal Status. No further resets will be available. For more information, please see “ING Joint LifePay Plus Reset” below.

If you decline the automatic reset, your rider will continue in the Guaranteed Withdrawal Status. There will not be another opportunity to automatically reset into the Lifetime Guaranteed Withdrawal Status. Thereafter, in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal, including due to poor market performance, your rider’s status will change to Automatic Periodic
Benefit Status. In Automatic Periodic Benefit Status, other than the payments as provided under the ING Joint
LifePay Plus rider, the Contract will provide no further benefits (including death benefits). In the event contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Automatic Periodic Benefit Status,” below.

Please see below for more information about each of this rider’s four different statuses.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, SO LONG
AS the quarterly contract anniversary has passed on which or after the youngest active spouse is age 65. Or for
Contracts in Guaranteed Withdrawal Status, the Lifetime Guaranteed Withdrawal Status begins upon automatic reset. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your active spouse beneficiary elects to continue the contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING Joint LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING Joint LifePay Plus rider may differ depending on whether you are in the Lifetime Guaranteed
Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the contract value and 2)
the ING Joint LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The
Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the
Withdrawal Phase begins, is as follows:

ING Empire Traditions – 147957

49

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING
Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal
Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING
Joint LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING Joint LifePay Plus rider’s
Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the
Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal, then the
Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a contract year exceeds the Maximum Annual
Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum
Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See
Appendix FI, Illustrations 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay
Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

ING Empire Traditions – 147957

50

2)	Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year – without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and is recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any remaining amount will expire.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual Withdrawal Amount. See “ING Joint LifePay Plus Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix FI, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit
Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING Joint LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

ING Empire Traditions – 147957

51

You may elect to receive systematic payments pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,”
above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic payments pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually.
If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Empire Traditions – 147957

52


ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the
Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or
“reset”) the ING Joint LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual
Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed
Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). Please note, however, that by declining a reset, your ING Joint LifePay Plus Base will not thereafter be reset quarterly (and the Maximum Annual Withdrawal will also not be recalculated); no further resets will be available.

Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are: ING American Funds Asset Allocation
Portfolio; ING Franklin Templeton Founding Strategy Portfolio; ING LifeStyle Growth Portfolio;
ING LifeStyle Moderate Growth Portfolio; ING LifeStyle Moderate Portfolio; ING Liquid Assets
Portfolio; ING MFS Total Return Portfolio; ING T. Rowe Price Capital Appreciation Portfolio; ING
Van Kampen Equity and Income Portfolio; ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio; and BlackRock Global Allocation V.I. Portfolio . We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are: the ING American Funds Bond
Portfolio; ING Lehman Brothers U.S. Aggregate Bond Index Portfolio; ING PIMCO Core Bond Portfolio; and
the ING VP Intermediate Bond Portfolio
. . You may allocate contract value to one or more of the
Fixed Allocation Funds. We consider the ING VP Intermediate Bond Portfolio to be the default Fixed
Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the
Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.


ING Empire Traditions – 147957


53


Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that
Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix G –
Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING
Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the
ING Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal
Status, the ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.
Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the ING Joint LifePay Plus Base will be reset to the current Contract value, if greater, and the Maximum Annual Withdrawal will be recalculated as the Maximum Annual Withdrawal percentage multiplied by the new ING Joint LifePay Plus Base on the date the contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.


Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:


ING Empire Traditions – 147957


54

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.


Surrender Charges. If you elect the ING Joint LifePay Plus rider, the amount of your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount, so long as there is contract value from which to take your withdrawals. However, once your contract value is reduced to zero, any periodic payments under the
ING Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See
Appendix F for examples.

Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit


WITHDRAWALS

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than
90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the
Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free
Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free Withdrawal Amount at any time exceed 30% of contract value. Please see Appendix D, Surrender Charge for Excess Withdrawals
Example.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business


ING Empire Traditions – 147957


55

on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

Your withdrawals under the ING LifePay, ING Joint LifePay, or MGWB riders will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments to which you may be entitled under these optional riders will not be subject to surrender charges.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So, in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the ING
Liquid Assets Portfolio) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Other than the surrender charge, there is no separate charge for electing any of the withdrawal options.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more
Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted
Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide when you would like systematic payments to start as long as it starts at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is on or after the 28th day of the month, then your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

Maximum Percentage

Frequency	of Contract Value

Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular systematic withdrawal program.

ING Empire Traditions – 147957

56

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to
your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal
Feature are available only in connection with Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the
Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.
Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make

ING Empire Traditions – 147957

57

the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the first day of each month.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100.
When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest
Allocations at the end of the free look period until the income phase payment start date. Please note that if you elect one of the living benefit riders, you may not allocate contract value to the Fixed Interest Allocations. Transfers to a
GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our
Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a
Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. Eastern Time or the close of regular trading on the New York
Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

ING Empire Traditions – 147957

58

Limits on Frequent or Disruptive Transfers.

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the Contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial

ING Empire Traditions – 147957

59

purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

ING Empire Traditions – 147957

60

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the
(i) ING Liquid Assets Portfolio, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.
You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the ING Liquid Assets Portfolio or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest
Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.
A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trust and Funds – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost

ING Empire Traditions – 147957

61

averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

  Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).
  Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds.
  The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.
  Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

The GET Fund may not be included in a dollar cost averaging program. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers.

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between
Restricted and non-Restricted Funds, subject to the limitations described above in this section and in “Trust and
Funds – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. Amounts allocated to the GET Fund will not be affected by automatic rebalancing. There is no additional charge for this feature.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed
Interest Division. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging.
Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.
Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

ING Empire Traditions – 147957

62

DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners
(under Option Package I only) or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options or, if available, paid over the beneficiary’s life expectancy. (See “Systematic Withdrawals” above.) A beneficiary’s right to elect an income phase payment option or receive a lump sum payment may have been restricted by a contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an income phase payment option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. We will generally pay death benefit proceeds within 7 days after our
Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Federal Tax Considerations – Required Distributions
upon Death.”

You may select one of the option packages described below which will determine the death benefit payable. Option
Packages II and III are not available where the Contract is held by joint owners. A change in ownership of the
Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III

Death Benefit	The greatest of:		The greatest of:		The greatest of:
on Death of the	(1)	the Standard Death	(1)	the Standard Death	(1)	the Standard Death
Owner:		Benefit*;		Benefit*;		Benefit*;
	(2)	the contract value*; or	(2)	the contract value*;	(2)	the contract value*;
	(3)	return of premium.	(3)	return of premium; or	(3)	return of premium; or
			(4)	the Annual Ratchet	(4)	the Annual Ratchet
				death benefit*.		death benefit*.

* less any premium credits added after or within 12 months prior to death.

Return of premium equals premiums paid, excluding any premium credits, reduced pro-rata for withdrawals.

The Standard Death Benefit equals total premium payments plus premium credits reduced pro-rata for withdrawals.

The Annual Ratchet Enhanced Death Benefit equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, adjusted for new premiums and premium credits and reduced pro-rata for withdrawals. On the contract date, the Annual Ratchet Enhanced Death Benefit equals the initial premium plus any premium credit.

ING Empire Traditions – 147957

63

The pro-rata withdrawal adjustment to the guaranteed death benefit amount under Option Package I, II or III is equal to (1) divided by (2), with the result multiplied by (3) where:

(1)	is the Contract Value withdrawn;

(2)	is the Contract Value immediately prior to the withdrawal; and

(3)	is the amount of the applicable death benefit immediately prior to the withdrawal.

The reduction in the guaranteed death benefit may be greater than the amount withdrawn. Any premium credit added after or within 12 months prior to the date of death is forfeited, and is not included in the Contract Value for purposes of calculating the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

Transfers Between Option Packages. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or
2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary. If you transfer from Option I to Option II or III, the Annual Ratchet Death Benefit will equal the contract value on the effective date of the transfer.

	Transfers to Option		Transfers to Option

		Package I	Packages II or III

Minimum	Non-		Non-
Contract	Qualified:	Qualified:	Qualified:	Qualified:
Value	$15,000	$1,500	$5,000	$1,500

Death Benefit During the Income Phase
If any contract owner or the annuitant dies during the income phase, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

Continuation after Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse’s age on the date that ownership changes. If death occurs during the first contract year, the premium credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven-year period.
The premium credit will be subject to recapture upon surrender of the Contract or partial withdrawal, in accordance with the premium credit forfeiture schedule. Subsequent premium payments made by the continuing spouse during the first contract year will be subject to the premium credit option charge and the premium credit forfeiture schedule.
See “The Annuity Contract – Additional Credit to Premium.”

If death occurs after the first contract year, the premium credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The premium credit will not be subject to forfeiture upon surrender of the Contract or partial withdrawals.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

ING Empire Traditions – 147957

64

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

Continuation after Death — Non Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the “Tax Code”) apply. See next section, “Required
Distributions upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a premium credit being applied, the premium credit will be forfeited and not included in the calculation of either the contract value, the Standard Death Benefit or the Annual Ratchet Enhanced
Death Benefit.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premium payments paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Tax Code.

If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary calculated as described under “Death Benefit Choices” in this prospectus, will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or
(b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s sole beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by
ReliaStar of NY will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. We will

ING Empire Traditions – 147957

65

make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived.
Premiums are not permitted after such date.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the
Contract or allowed by us will pass to the contract owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

Effect of ING LifePay Plus and ING Joint LifePay Plus Riderson
Death Benefit
Please see “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider – Death of
Owner or Annuitant” for information about the effect of the ING LifePay Plus rider on the death benefit under your
Contract and a description of the impact of the owner’s or annuitant’s death on the ING LifePay Plus rider.

Please see “ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider –
Death of Owner or Annuitant” for information about the effect of the ING Joint LifePay Plus rider on the death benefit under your Contract and a description of the impact of the owner’s or annuitant’s death on the ING Joint
LifePay Plus rider.

THE INCOME PHASE

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);
  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

ING Empire Traditions – 147957

66

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include: your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any) selected; whether you select fixed, variable or a combination of both fixed and variable payments;
and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Betterment of Rates. If the payments under the Income Phase Payment Option that you elect would be lower than the payments that would be provided using the same value (greater of cash surrender value or 95% of contract value)
under a single premium immediate annuity then offered by us, you will receive the larger payments under your payment option.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

  The first day of the month following the annuitant’s 90th birthday; or
  The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If there are surrender charges remaining on the income phase payment start date, your income phase payment option must be either a life annuity or have a period certain of at least 10 years. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

1)	The life of the annuitant;

2)	The joint lives of the annuitant and beneficiary;

ING Empire Traditions – 147957

67

3)	A guaranteed period greater than the annuitant’s life expectancy; or

4)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the
Contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted

  If you elect a life income payment option, we make a daily deduction for mortality and expense risks equal to 1.25% of amounts invested in the subaccounts. If variable income phase payments are selected, we make a daily deduction for expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make a deduction from the subaccounts you select, even though we no longer assume mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees and Expenses.”
  An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase. See “Fees and Expenses.”
  If the premium credit option was elected, the premium credit option charge of 0.50% continues during the income phase for the remainder of the seven year period from the addition of the premium credit. We deduct this charge daily from your contract value in both the subaccounts and the Fixed Interest Division.
  See “Fees and Expenses.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations.”

ING Empire Traditions – 147957

68

Payment Options
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

Lifetime Income Phase Payment Option

Life Income		Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.

Life Income—		Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed		choice of 5 to 30 years or as otherwise specified in the contract.
Payments		Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income—		Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives		payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
	a)	100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
	b)	100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.

Life Income—		Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—		to 30 years or as otherwise specified in the contract.
Guaranteed		Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments		first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Life Income— Cash		Length of Payments: For as long as the annuitant lives.
Refund Option		Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited		lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed		(less any applicable premium tax) and less the total amount of income payments paid.
payments only)

Life Income—Two		Length of Payments: For as long as either annuitant lives.
Lives—Cash		Continuing Payments: 100% of the payment to continue after the first death.
Refund Option		Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited		sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed		applicable premium tax) and less the total amount of income payments paid.
payments only)

Nonlifetime Income Phase Payment Option

Nonlifetime—		Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you
Guaranteed		elected the premium bonus option). In certain cases a lump-sum payment may be requested at
Payments		any time (see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum.
Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

ING Empire Traditions – 147957

69

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report or in any confirmation notices. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account NY-B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the seven permitted days, on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account NY-B’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed
Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or sex.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Your state may require a longer free look period under certain circumstances. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it.
We will refund the contract value. For purposes of the refund during the free look period, we exclude any premium credit and include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, at our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount
(currently, the ING Liquid Assets Portfolio) during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request. We determine your contract value at the close of business on the day we receive your written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its

ING Empire Traditions – 147957

70


affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc.
(“FINRA ”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

·	Bancnorth Investment Group, Inc.	·	ING Financial Partners, Inc.
·	Directed Services LLC	·	ING Funds Distributor, LLC
·	Financial Network Investment Corporation	·	ING Investment Management Services LLC
·	Guaranty Brokerage Services, Inc.	·	ING Private Wealth Management LLC
·	ING America Equities, Inc.	·	Multi-Financial Securities Corporation
·	ING DIRECT Securities, Inc.	·	PrimeVest Financial Services, Inc.
·	ING Financial Advisers, LLC	·	ShareBuilder Securities Corporation
·	ING Financial Markets LLC	·	Systematized Benefits Administrators, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.5% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.5% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or

ING Empire Traditions – 147957


71

  elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan,which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2007 , received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Citigroup Global Markets, Inc.	14.	Raymond James Financial Services, Inc.
2.	LPL Financial Corporation	15.	Wachovia Securities, LLC - Bank
3.	ING Financial Partners, Inc.	16.	Woodbury Financial Services Inc.
4.	Morgan Stanley & Co. Incorporated	17.	Financial Network Investment Corporation
5.	ING Financial Partners, Inc. - CAREER	18.	Chase Investment Services Corporation
6.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	19.	Lincoln Financial Advisors Corporation
7.	UBS Financial Services, Inc.	20.	Royal Alliance Associates, Inc.
8.	PrimeVest Financial Services, Inc.	21.	Securities America, Inc.
9.	A. G. Edwards & Sons, Inc.	22.	National Planning Corporation
10.	Wachovia Securities, LLC	23.	Securian Financial Services Inc.
11.	Multi-Financial Securities Corporation	24.	MML Investors Services, Inc.
12.	Wells Fargo Investments, LLC	25.	Banc of America Investment Services Inc.
13.	ING Financial Advisers, LLC


Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.


ING Empire Traditions – 147957


72

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings which involve Separate Account NY-B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

FEDERAL TAX CONSIDERATIONS

Introduction This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

  Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
  Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
  This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and

ING Empire Traditions – 147957

73

  We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408, or 408A, and some provisions of 403 and 457 of the Tax Code.

Taxation of Non-Qualified Contracts

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817 -5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable

ING Empire Traditions – 147957

74

year is currently taxable as ordinary income. Income on the contract is any increase over the year in the excess of the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s cost basis in the contract.

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

  made on or after the taxpayer reaches age 59½;
  made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
  attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
  made as part of a series of substantially equal periodic payments (at least annually)over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
  the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

  First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
  Then, from any remaining “income on the contract;” and
  Lastly, from any remaining “investment in the contract.”

ING Empire Traditions – 147957

75

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a non-qualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

  After you begin receiving annuity payments under the Contract; or
  Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating

ING Empire Traditions – 147957


76

any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”).
The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

ING Empire Traditions – 147957

77

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity ("IRA"). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be "rolled over" on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract's death benefit provisions comply with IRS qualification requirements.

ING Empire Traditions – 147957

78

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. All distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
  a required minimum distribution under Tax Code Section 401(a)(9);
  a hardship withdrawal;
  otherwise excludable from income; or
  not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59½;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  You have separated from service with the sponsor at or after age 55;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

ING Empire Traditions – 147957

79

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

  The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
  You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

  You have attained age 59 1/2;
  You have become disabled, as defined in the Tax Code;
  You have died and the distribution is to your beneficiary;
  The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
  The distribution is made due to an IRS levy upon your plan;
  The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
  The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

  Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
  Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings.
A partial
distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

ING Empire Traditions – 147957

80

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity
Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the
10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a) and IRAs
). To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code.
These rules may dictate the following:

  Start date for distributions;
  The time period in which all amounts in your account(s) must be distributed; and
  Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

· Over your life or the joint lives of you and your designated beneficiary; or

ING Empire Traditions – 147957

81

  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a),
IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code
Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by
December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), Roth 401(k) and 403(a). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

ING Empire Traditions – 147957

82

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under the ING LifePay Plus rider or ING Joint
LifePay Plus rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the ING LifePay Plus rider or ING Joint LifePay Plus rider
, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you.
In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit.
The provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

ING Empire Traditions – 147957

83

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

ING Empire Traditions – 147957

84

STATEMENT OF ADDITIONAL INFORMATION


Please tear off, complete and return the form below to order a free Statement of Additional
Information for the Contracts offered under the prospectus or the most recent annual and/or quarterly report of ReliaStar Life Insurance Company of New York. Send the form to our Customer
Service Center at the address shown on the prospectus cover.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME:

A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT NY-B

A FREE COPY OF THE MOST RECENT ANNUAL AND/OR QUARTERLY REPORT
OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Please Print or Type:

Name

Social Security Number

Street Address

City, State, Zip

ING _ Empire _ _ _ Traditions _ _ _ – 147957 _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ 042/28 /08 _ _ _ _


ING Empire Traditions – 147957


85

This page intentionally left blank.

APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information derives from the financial statements of the
Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI.
Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (“AUV”)
at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar of NY Separate Account NY-B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.05%

	2007	2006	2005	2004	2003
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during April 2006)
Value at beginning of period	$13.46	$12.99
Value at end of period	$12.97	$13.46
Number of accumulation units outstanding at end of period	222	222
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.00	$14.51	$12.57	$11.03	$10.00
Value at end of period	$18.57	$16.00	$14.51	$12.57	$11.03
Number of accumulation units outstanding at end of period	13,703	14,467	10,615	10,696	5,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.83	$11.65	$11.15	$10.13	$10.00
Value at end of period	$13.85	$13.83	$11.65	$11.15	$10.13
Number of accumulation units outstanding at end of period	6,243	12,728	12,851	13,601	5,826
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.13	$12.46	$11.95	$11.00	$10.00
Value at end of period	$14.60	$14.13	$12.46	$11.95	$11.00
Number of accumulation units outstanding at end of period	9,060	8,448	9,861	8,407	144
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.82	$13.66	$11.94	$10.79
Value at end of period	$16.39	$14.82	$13.66	$11.94
Number of accumulation units outstanding at end of period	10,920	10,653	11,813	12,165
Empire Traditions

A1

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.14	$16.34	$13.66	$11.76
Value at end of period	$22.61	$19.14	$16.34	$13.66
Number of accumulation units outstanding at end of period	699	723	844	983
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.58	$11.03	$11.00
Value at end of period	$13.21	$12.58	$11.03
Number of accumulation units outstanding at end of period	406	430	455
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.36	$11.66	$10.92
Value at end of period	$13.06	$12.36	$11.66
Number of accumulation units outstanding at end of period	1,886	1,888	1,889
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.91	$12.32
Value at end of period	$13.32	$12.91
Number of accumulation units outstanding at end of period	844	844
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.23	$10.85	$9.93	$8.61
Value at end of period	$13.13	$12.23	$10.85	$9.93
Number of accumulation units outstanding at end of period	3,615	3,642	6,400	880
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.30	$10.82	$10.54
Value at end of period	$12.48	$11.30	$10.82
Number of accumulation units outstanding at end of period	1.063	1,063	1,062
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.74
Value at end of period	$15.11
Number of accumulation units outstanding at end of period	40
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.70	$10.55	$10.29
Value at end of period	$10.97	$10.70	$10.55
Number of accumulation units outstanding at end of period	14,685	15,271	10,617
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.95	$10.94
Value at end of period	$11.12	$10.95
Number of accumulation units outstanding at end of period	1,690	1,878
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.71
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	2,470

Empire Traditions			A2

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$16.12	$16.27
Value at end of period	$21.25	$16.12
Number of accumulation units outstanding at end of period	243	177
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$16.03	$14.22
Value at end of period	$19.17	$16.03
Number of accumulation units outstanding at end of period	2,549	406
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$18.49	$16.05
Value at end of period	$25.34	$18.49
Number of accumulation units outstanding at end of period	1,896	2,026
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$18.30	$15.17	$13.67
Value at end of period	$19.87	$18.30	$15.17
Number of accumulation units outstanding at end of period	297	297	297
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.45	$15.14	$14.10	$11.82	$10.00
Value at end of period	$17.67	$17.45	$15.14	$14.10	$11.82
Number of accumulation units outstanding at end of period	1,834	1,980	2,059	1,643	1,642
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.41	$13.35	$13.01	$10.44	$10.00
Value at end of period	$14.99	$15.41	$13.35	$13.01	$10.44
Number of accumulation units outstanding at end of period	1,170	2,451	2,307	1,799	185
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.67	$10.66	$10.42
Value at end of period	$12.39	$12.67	$10.66
Number of accumulation units outstanding at end of period	4,768	5,429	8,760
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$18.22	$15.61
Value at end of period	$21.00	$18.22
Number of accumulation units outstanding at end of period	64	64
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.04	$12.90	$11.63
Value at end of period	$13.63	$14.04	$12.90
Number of accumulation units outstanding at end of period	575	575	575

Empire Traditions

A3

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.73	$10.18	$9.71	$8.62	$10.00
Value at end of period	$9.98	$10.73	$10.18	$9.71	$8.62
Number of accumulation units outstanding at end of period	4,080	3,898	3,879	3,878	2,679
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$13.49	$12.76
Value at end of period	$13.87	$13.49
Number of accumulation units outstanding at end of period	884	885
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.92	$11.79
Value at end of period	$13.38	$12.92
Number of accumulation units outstanding at end of period	19,209	21,171
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.47	$11.82
Value at end of period	$12.96	$12.47
Number of accumulation units outstanding at end of period	5,243	5,250
ING LIQUID ASSETS PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$17.43	$16.99
Value at end of period	$18.10	$17.43
Number of accumulation units outstanding at end of period	717	102
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$15.27	$12.45	$11.23
Value at end of period	$18.22	$15.27	$12.45
Number of accumulation units outstanding at end of period	1,819	2,008	1,435
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$28.36	$25.61	$25.15	$22.87	$10.00
Value at end of period	$29.19	$28.36	$25.61	$25.15	$22.87
Number of accumulation units outstanding at end of period	5,912	5,626	5,933	5,121	1,397
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$14.05	$12.03	$10.06
Value at end of period	$14.82	$14.05	$12.03
Number of accumulation units outstanding at end of period	3,746	3,925	4,136
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$16.13	$13.86	$12.37	$10.87	$10.00
Value at end of period	$16.97	$16.13	$13.86	$12.37	$10.87
Number of accumulation units outstanding at end of period	812	813	202	3,726	1,123

Empire Traditions

A4

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$25.53	$22.44	$21.45	$19.21	$10.00
Value at end of period	$26.34	$25.53	$22.44	$21.45	$19.21
Number of accumulation units outstanding at end of period	663	663	753	607	607
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.73	$14.27	$14.07	$13.56	$10.00
Value at end of period	$15.88	$14.73	$14.27	$14.07	$13.56
Number of accumulation units outstanding at end of period	8,528	8,574	8,560	8,679	2,680
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.07	$11.20	$10.85	$10.00
Value at end of period	$12.29	$12.07	$11.20	$10.85
Number of accumulation units outstanding at end of period	5,386	6,722	6,615	6,112
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.21	$9.79
Value at end of period	$12.78	$11.21
Number of accumulation units outstanding at end of period	1,870	1,871
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.51	$11.03	$10.79
Value at end of period	$12.92	$12.51	$11.03
Number of accumulation units outstanding at end of period	414	438	463
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.59	$11.53	$11.02
Value at end of period	$13.86	$13.59	$11.53
Number of accumulation units outstanding at end of period	486	486	540
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.66	$12.08	$11.17
Value at end of period	$13.65	$13.66	$12.08
Number of accumulation units outstanding at end of period	598	598	598
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.47	$12.62	$12.33	$10.67	$10.00
Value at end of period	$14.00	$14.47	$12.62	$12.33	$10.67
Number of accumulation units outstanding at end of period	6,843	6,890	7,029	6,994	5,965
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.94	$16.11	$13.55
Value at end of period	$17.86	$21.94	$16.11
Number of accumulation units outstanding at end of period	613	668	583

Empire Traditions

A5

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.73	$11.84	$11.12	$10.00
Value at end of period	$11.86	$13.73	$11.84	$11.12
Number of accumulation units outstanding at end of period	153	141	143	65
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.46	$7.51	$7.26
Value at end of period	$9.64	$9.46	$7.51
Number of accumulation units outstanding at end of period	920	920	920
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.63	$10.28	$9.88	$9.06	$10.00
Value at end of period	$12.05	$11.63	$10.28	$9.88	$9.06
Number of accumulation units outstanding at end of period	13,755	14,665	15,902	17,336	2,261
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.33	$14.19	$12.94	$11.24	$10.00
Value at end of period	$15.96	$15.33	$14.19	$12.94	$11.24
Number of accumulation units outstanding at end of period	4,643	4,910	5,208	5,699	2,393
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.73	$14.90	$14.02	$11.64	$10.00
Value at end of period	$15.48	$16.73	$14.90	$14.02	$11.64
Number of accumulation units outstanding at end of period	942	1,659	1,840	1,842	1,049
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.40	$10.00
Value at end of period	$10.87	$10.40
Number of accumulation units outstanding at end of period	1,815	1,945
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$8.21	$7.54	$8.27	$8.75
Value at end of period	$7.70	$8.21	$7.54	$8.27
Number of accumulation units outstanding at end of period	3,057	3,231	528	528
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.67	$12.04	$11.84	$10.25	$10.00
Value at end of period	$13.23	$13.67	$12.04	$11.84	$10.25
Number of accumulation units outstanding at end of period	2,868	2,869	2,869	2,366	2,288

Empire Traditions

A6

Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.10%

	2007	2006	2005	2004
AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$13.96	$11.44	$11.71
Value at end of period	$13.56	$13.96	$11.44
Number of accumulation units outstanding at end of period	1,735	1,934	1,026
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.04	$12.87	$11.27	$11.03
Value at end of period	$16.13	$14.04	$12.87	$11.27
Number of accumulation units outstanding at end of period	5,426	2,689	925	138
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.21	$11.25	$10.92
Value at end of period	$13.10	$13.21	$11.25
Number of accumulation units outstanding at end of period	1,735	1,468	791
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.12
Value at end of period	$13.59
Number of accumulation units outstanding at end of period	654
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.57	$11.20	$10.86	$10.64
Value at end of period	$12.86	$12.57	$11.20	$10.86
Number of accumulation units outstanding at end of period	9,576	4,148	959	143
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.65	$12.71	$11.23	$10.90
Value at end of period	$14.93	$13.65	$12.71	$11.23
Number of accumulation units outstanding at end of period	90,235	4,612	1,046	420
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.75	$13.59	$11.59
Value at end of period	$18.41	$15.75	$13.59
Number of accumulation units outstanding at end of period	8,465	4,059	885
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$12.36	$11.57
Value at end of period	$12.83	$12.36
Number of accumulation units outstanding at end of period	2,189	548
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.12
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	771

Empire Traditions			A7

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.68
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	967
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.31
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	3,580
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.13
Value at end of period	$14.68
Number of accumulation units outstanding at end of period	2,576
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.93
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	443
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$11.46
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	15,862
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.53
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	1,785
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.19
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	2,267
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$15.83	$13.98
Value at end of period	$20.65	$15.83
Number of accumulation units outstanding at end of period	1,360	449
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$16.18	$14.03
Value at end of period	$19.15	$16.18
Number of accumulation units outstanding at end of period	251	452

Empire Traditions

A8

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$18.16	$14.54
Value at end of period	$24.62	$18.16
Number of accumulation units outstanding at end of period	2,483	449
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.70	$12.00	$11.49
Value at end of period	$13.19	$13.70	$12.00
Number of accumulation units outstanding at end of period	4,846	3,681	1,562
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.59
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	392
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$17.05	$14.13
Value at end of period	$19.44	$17.05
Number of accumulation units outstanding at end of period	4,038	618
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.66
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	380
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.46	$11.95	$11.07
Value at end of period	$11.46	$12.46	$11.95
Number of accumulation units outstanding at end of period	8,326	3,905	764
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.98	$12.61
Value at end of period	$14.13	$13.98
Number of accumulation units outstanding at end of period	3,509	6,409
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.28	$11.75	$11.10
Value at end of period	$13.51	$13.28	$11.75
Number of accumulation units outstanding at end of period	21,046	3,171	1,449
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.64	$12.37	$10.99	$10.25
Value at end of period	$12.95	$12.64	$12.37	$10.99
Number of accumulation units outstanding at end of period	14,605	513	0	23,712

Empire Traditions

A9

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.09	$11.36	$10.74	$10.50
Value at end of period	$12.42	$12.09	$11.36	$10.74
Number of accumulation units outstanding at end of period	19,151	1,037	0	69
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.99
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	371
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$15.01	$12.96
Value at end of period	$17.71	$15.01
Number of accumulation units outstanding at end of period	0	488
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.84	$10.81	$10.70
Value at end of period	$12.06	$11.84	$10.81
Number of accumulation units outstanding at end of period	2,391	2,040	1,148
ING MFS UTILITIES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$14.53	$11.73
Value at end of period	$18.11	$14.53
Number of accumulation units outstanding at end of period	2,890	535
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$14.88	$12.92	$11.75
Value at end of period	$15.49	$14.88	$12.92
Number of accumulation units outstanding at end of period	4,291	1,968	813
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$12.91	$11.48	$11.56
Value at end of period	$13.18	$12.91	$11.48
Number of accumulation units outstanding at end of period	476	103	103
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.31
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	2,841
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.79
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	1,827

Empire Traditions

A10

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$10.84	$10.82
Value at end of period	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	3,370	3,318	1,743
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.20
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	392
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.69
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	1,298
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.29	$10.95	$10.64
Value at end of period	$12.56	$12.29	$10.95
Number of accumulation units outstanding at end of period	2,985	2,156	912
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.05	$11.19	$10.99
Value at end of period	$13.16	$13.05	$11.19
Number of accumulation units outstanding at end of period	1,995	385	105
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.29
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	2,772
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.24	$11.39
Value at end of period	$12.20	$12.24
Number of accumulation units outstanding at end of period	295	279
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.28	$12.17
Value at end of period	$13.12	$13.28
Number of accumulation units outstanding at end of period	36	36
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.78	$11.27	$11.05
Value at end of period	$12.23	$12.78	$11.27
Number of accumulation units outstanding at end of period	5,434	3,025	797

Empire Traditions

A11

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.89	$10.81	$10.86
Value at end of period	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	109	110	109
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.56	$11.06	$10.78
Value at end of period	$12.61	$12.56	$11.06
Number of accumulation units outstanding at end of period	203	728	170
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.25	$13.79	$11.84	$11.14
Value at end of period	$14.69	$18.25	$13.79	$11.84
Number of accumulation units outstanding at end of period	545	184	0	685
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.62	$11.65
Value at end of period	$12.94	$12.62
Number of accumulation units outstanding at end of period	75	75
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.21	$12.61	$11.39	$11.01
Value at end of period	$13.61	$13.21	$12.61	$11.39
Number of accumulation units outstanding at end of period	1,368	270	0	139
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.67	$12.92	$11.70	$11.52
Value at end of period	$12.51	$13.67	$12.92	$11.70
Number of accumulation units outstanding at end of period	68	68	0	132
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.37	$10.50
Value at end of period	$10.72	$11.37
Number of accumulation units outstanding at end of period	0	611

Empire Traditions

A12

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our
Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

List of Fund Name Changes

Former Fund Name	Current Fund Name
ING FMRSM Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio
ING Davis Venture Value Portfolio	ING Davis New York Venture Portfolio

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING AllianceBernstein Mid Cap Growth Portfolio	Seeks long-term growth of capital.
(Class S)
Investment Adviser: Directed Services LLC
Investment Subadviser: AllianceBernstein, L.P.

ING Empire Traditions – 147957	B1


Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Subadviser to Master Funds: Capital
Research Management Company

ING American Funds Bond Portfolio	Seeks to maximize your level of current income and preserve
your capital.
Investment Adviser: ING Investments, LLC
Investment Subadviser to Master Funds: Capital
Research Management Company

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Evergreen Health Sciences Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Empire Traditions – 147957	B2


Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Focus 5 Portfolio (Class S)	Seeks total return through capital appreciation and dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.
(Class S)

Investment Adviser: Directed Services LLC

ING Global Real Estate Portfolio (Class S)	A non-diversified portfolio that seeks to provide investors with high total return.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Clarion Real Estate
Securities L.P.

ING Global Resources Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Janus Contrarian Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Janus Capital Management,
LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Empire Traditions – 147957	B3


Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Julius Baer Foreign Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Julius Baer Investment
Management, LLC

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of current income.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Marsico International Opportunities Portfolio	Seeks long-term growth of capital.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING Empire Traditions – 147957	B4


Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio (Class S)	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING Multi-Manager International Small Cap Equity	Seeks long-term capital appreciation.
Portfolio (Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Schroder Investment
Management North America, Inc. and American Century
Investment Management, Inc.

ING Oppenheimer Main Street Portfolio (Class S)	Seeks long-term growth of capital and future income.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Core Bond Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
(Class S)	consistent with the preservation of capital and prudent
investment risk.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Empire Traditions – 147957	B5


Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Capital Growth Portfolio (Class S)	Seeks long-term capital appreciation.
(formerly, ING FMRSM Large Cap Growth Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

ING Baron Small Cap Growth Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Columbia Small Cap Value II Portfolio	Seeks long-term growth of capital.
(Service Class)

Investment Adviser: Directed Services LLC
Investment Subadviser: Columbia Management
Advisors, LLC

ING Davis New York Venture Portfolio (Service Class)	A non-diversified portfolio that seeks long-term growth of
(formerly, ING Davis Venture Value Portfolio)	capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan Mid Cap Value Portfolio (Service Class)	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Asset Management

ING Empire Traditions – 147957	B6


Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Oppenheimer Global Portfolio (Service Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Templeton Foreign Equity Portfolio (Service Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
(Service Class)	dividend income.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio (Service Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long term capital appreciation
(Service Class)	and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds

ING VP Growth and Income Portfolio (Class S)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stock.
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING BlackRock Global Science and Technology Portfolio	Seeks long-term capital appreciation.
(Class S)

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING International Index Portfolio (Class S)	Seeks investment (before fees and expenses) results that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

ING Empire Traditions – 147957	B7


Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Lehman Brothers U.S. Aggregate Bond Index	Seeks investment results (before fees and expenses) that
Portfolio (Class S)	correspond to the total return of the Lehman Brothers U.S.
Aggregate Bond Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: Lehman Brothers Asset
Management LLC

ING RussellTM Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Small Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000 Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks and securities of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio* (Class S)	and yield performance, before fees and expenses, of the
WisdomTreeSM Global High-Yielding Equity Index (“Index”).
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING VP MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Empire Traditions – 147957	B8


Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING VP Intermediate Bond Portfolio

ING VP Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting
Investment Adviser: ING Investments, LLC	primarily of debt securities.
Investment Subadviser: ING Investment Management
Co.

BlackRock Variable Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, NJ 08536

BlackRock Global Allocation V.I. Portfolio (Class III)	The fund seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of securities and markets in response to changing market and
economic trends.

Fidelity Variable Insurance Products
82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio (Service Class 2)	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company
Investment Subadviser: FMR Co., Inc.; Fidelity
Research & Analysis Company; Fidelity Management &
Research (U.K.) Inc.; Fidelity International Investment
Advisors; Fidelity International Investment Advisors
(U.K.) Limited; Fidelity Investments Japan Limited

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ReliaStar Life Insurance Company of New York. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

ING Empire Traditions – 147957	B9


APPENDIX C

Fixed Interest Division


A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ReliaStar Life Insurance Company of New York (“ReliaStar of NY”). The Fixed Interest Division is part of the ReliaStar of NY General Account. Interests in the Fixed Interest Division have not been registered under the
Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the
Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 28 ,
2008 . When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please
read the Offering Brochure carefully before you invest in the Fixed Interest Division.

ING Empire Traditions – 147957	C1


APPENDIX D

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of
$10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000.
It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000 and that
Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total withdrawal would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 –
3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of $420 ($7,000 x .06). The amount of the withdrawal paid to you will be $10,500, and in addition, $420 will be deducted from your contract value.

This example does not take into account deduction of any premium taxes.

ING Empire Traditions - 147957	D1


APPENDIX E

	Examples of Minimum Guaranteed Income Benefit Calculation

Example 1

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$100,000	$89,188
	Annuity Factor	5.51	5.51
	Monthly Income	$551.00	$491.43
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$100,000
	Annuity Factor	n/a	4.17
	MGIB Income	n/a	$820.30

	Income	$551.00	$820.30

Example 2

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$134,392	$122,065
	Annuity Factor	5.51	5.51
	Monthly Income	$740.50	$672.58
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$122,065
	Annuity Factor	n/a	4.17
	MGIB Income	n/a	$820.30

	Income	$740.50	$820.30

ING Empire Traditions -147957

E1

Example 3

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%
	Rider Charge	0.00%	0.75%

65	Contract Value	$215,892	$200,279
	Annuity Factor	5.51	5.51
	Monthly Income	$1,189.57	$1,103.54
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$200,279
	Annuity Factor	n/a	4.17
	MGIB Income	n/a	$835.16

	Income	$1,189.57	$1,103.54

Example 4

Age		Contract without	Contract with
		the MGIB Rider	the MGIB Rider
55	Initial Value	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%
	Rider Charge	0.00%	0.75%

65	Contract Value	$254,222	$236,130
	Annuity Factor	4.00	4.00
	Monthly Income	$1,016.85	$944.52
	MGIB Rollup	n/a	$196,715
	MGIB Ratchet	n/a	$236,130
	Annuity Factor	n/a	4.18
	MGIB Income	n/a	$987.02

	Income	$1,016.85	$987.02

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges. Fees and charges are not assessed against the
MGIB Rollup Rate.

How the MGIB Rollup and MGIB Ratchet values are determined:

The MGIB Rollup Base is equal to the initial contract value (or initial pemium) accumulating at the MGIB Rate (7%
annual effective) until the MGIB Date. The MGIB Rate for any allocations to the designated Special Funds is 0%.

The MGIB Ratchet Base is equal to initial contract value (or initial premium) on the rider date. On each contract anniversary, the MGIB Ratchet Base is set equal to the greater of: 1) the current contract value; and 2) the MGIB
Ratchet Base on the prior contract anniversary date.

ING Empire Traditions -147957

E2

For example, with a contract accumulation rate of 8% (Example 3), the MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:

Age	Contract Value	MGIB Ratchet	MGIB Rollup
55	100,000	100,000	100,000
56	107,195	107,195	107,000 (=100,000 X (1+7%))
57	114,909	114,909	114,490 (=107,000 X (1+7%))
*	*	*	*
*	*	*	*
*	*	*	*
64	186,972	186,972	183,846
65	200,449	200,449	196,715 (=183,846 X (1+7%))

If 50,000 of the initial contract value were allocated to Special Funds, assuming a contract accumulation rate of 8%
(Example 3), the MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:

Age	Contract Value	MGIB Ratchet	MGIB Rollup
55	100,000	100,000	100,000
56	107,195	107,195	103,500 (=50,000 * (1+7%) + 50,000 * (1 + 0%))
57	114,909	114,909	107,245 (=53,500 * (1+7%) + 50,000 * (1 + 0%))
*	*	*	*
*	*	*	*
*	*	*	*
64	186,972	186,972	141,923
65	200,449	200,449	148,358 (=91,923 * (1+7%) + 50,000 * (1 + 0%))

ING Empire Traditions -147957

E3

APPENDIX F

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals,
$4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges and premium credit deduction, if applicable. Because total net withdrawals taken, $6,000, exceed the Maximum Annual
Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700. Because total gross withdrawals within the contract year prior to this withdrawal ($5,300) had already exceeded the Maximum Annual Withdrawal, the entire gross withdrawal is considered an excess withdrawal.

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by
3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal,
$5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal,
$1,000, and the amount of the current gross withdrawal, $1,500.

ING Empire Traditions -147957

F1

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, , then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted.
The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 -
$5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the
Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum
Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000. Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of
$1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the
Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

ING Empire Traditions -147957

F2

If the contract value on the next quarterly contract anniversary has fallen to $100,000, the Reset will not occur and the Maximum Annual Withdrawal would not be recalculated.

Illustration 6: The Reset from Guaranteed Withdrawal Status into Lifetime Guaranteed Withdrawal Status

Assume the first withdrawal is taken in the first contract year when the Annuitant is age 56, thus beginning the
Withdrawal Phase in Guaranteed Withdrawal Status. Also assume that at the time of the first withdrawal, the
LifePay Plus Base is $100,000 before the withdrawal and the Maximum Annual Withdrawal is $5,000 ($100,000 *
5%).

Withdrawals are also taken from the contract in an amount equal to the MAW at the beginning of each of the next three contract years, each withdrawal resulting in a dollar for dollar reduction to the LifePay Plus Base.

After the withdrawal is taken at the beginning of the fourth contract year, the Annuitant is now age 59 ½, the MAW is still $5,000, and the LifePay Plus Base has been reduced to $80,000.

On the quarterly contract anniversary following the date the Annuitant reaches age 59 ½, the rider will enter
Lifetime Guaranteed Withdrawal Status and the MAW will be recalculated to equal the appropriate MAW% times the current MGWB Base, or $4,000 ($80,000 * 5%).

Illustration 7: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual
Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by
4.00% ($2,000 / $50,000) to $4,800 ((1 - 4.00%) * $5,000).

Illustration 8: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

ING Empire Traditions -147957

F3

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum
Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the
Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual
Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to
$4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the
Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Contract Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

ING Empire Traditions -147957

F4

APPENDIX G

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I.	Subsequent Payments

A.	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted

Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed
Allocations Funds (0%) is less than 20% of the total amount allocated to the Fixed Allocation Funds and the Other
Funds, we will automatically reallocate $100,000 from the amount allocated to the Other Funds (20% of the
$500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to
Accepted Funds, $100,000 to the Fixed Allocation Funds, and $400,000 to Other Funds.

II.	Partial Withdrawals

A.	Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 75% to Accepted

Funds ($75,000), 20% to the Fixed Allocation Funds ($20,000), and 5% to Other Funds ($5,000). No Fixed
Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $19,000 from the Fixed Allocation Funds.
Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 20% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $200 from the Other
Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,200) is 20% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

ING Empire Traditions -147957

G1

APPENDIX H

ING LifePay and ING Joint LifePay (Available for Contracts issued on and after September 4, 2007 through January 28, 2008.)

ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider. The ING LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the life of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 55 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-
natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may not offer the ING
LifePay rider, or may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55.
We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING
LifePay rider is available for Contracts issued on and after November 1, 2004 that do not already have a living benefit rider. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. Also, the
ING LifePay rider will not be issued if any contract value is allocated to a Fixed Interest Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that
Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING
LifePay rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay rider is as follows:

Current Annual Charge	Maximum Annual Charge if Reset Option
(Charge Deducted Quarterly)	Elected

0.50% of the contract value	1.20% of the contract value

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.
Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit
Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING
LifePay Minimum Guaranteed Withdrawal Benefit Rider.”

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you: a) cancel the
Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay rider.

ING Empire Traditions -147957

H1

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize or terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving annuity payments under the ING LifePay rider; or

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

How the ING LifePay Rider Works. The ING LifePay rider has both phases and statuses. Through the lifetime of the ING LifePay rider, you will be in one of two phases: the Growth Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase – Restrictions on Start Dates and
the Duration of Payments.” During the Growth Phase, no benefits under the ING LifePay rider are being paid out;
rather, during the Growth Phase, premiums and investment growth under your Contract continue to accumulate.
The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your
Contract, subject to the terms and conditions noted in this section.

During the life of the rider, it will also be treated as in one of two statuses: Lifetime Guaranteed Withdrawal Status or Lifetime Automatic Periodic Benefit Status. Together, these statuses operate to fulfill the rider’s withdrawal guarantee. Lifetime Guaranteed Withdrawal Status begins on the date the rider is issued and continues until certain circumstances occur as noted in “Lifetime Guaranteed Withdrawal Status,” below. Lifetime Automatic Periodic
Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime
Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.
If your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then the
Contract and the ING LifePay rider will terminate without value. While all riders begin in Lifetime Guaranteed
Withdrawal Status, not all riders will enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING
LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium, plus premium credits.

2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

3)	The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater than the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

ING Empire Traditions -147957

H2

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the
Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Lifetime Guaranteed Withdrawal Status. This status begins on the effective date of the rider and continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	the surrender of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the
ING LifePay rider, the Contract will provide no further benefits (including death benefits). If contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime Automatic Periodic Benefit Status,” below. As described below, certain features of the ING
LifePay rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2)
the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal
Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal
percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

55-64	4%

65-75	5%

76-80	6%

81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the ING LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the
Contract and equal annual payments of the Maximum Annual Withdrawal.

ING Empire Traditions -147957

H3

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the
Maximum Annual Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any Contract year exceeds the Maximum Annual Withdrawal, then the Maximum
Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual
Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum
Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See
Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count against and reduce the Additional Withdrawal Amount without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed both the Maximum Annual Withdrawal and the Additional Withdrawal Amount, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount does not carry over into the next calendar year.

5)	The ING LifePay rider cannot accommodate any grace periods allowed for Required Minimum Distributions pursuant to the Tax Code.

6)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual Withdrawal Amount. See “ING LifePay Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Illustrations 3 and 4 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base in the same proportion as contract value is reduced by the amount of these fees. During the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

ING Empire Traditions -147957

H4

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime
Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING
LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	Other than as provided under the ING LifePay rider, the Contract will provide no further benefits (including death benefits);

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic
Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual
Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal when the Maximum Annual Withdrawal, as recalculated, would be greater than your current Maximum Annual Withdrawal, based on the applicable Maximum Annual Withdrawal percentage times Contract value. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the applicable Maximum Annual Withdrawal percentage times the Contract value on the Reset Effective
Date. (For your Maximum Annual Withdrawal percentage, see “Determination of the Maximum Annual
Withdrawal” above.) The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal
Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that

ING Empire Traditions -147957

H5

the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed
Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the
Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

ING American Funds Asset Allocation Portfolio;
ING Franklin Templeton Founding Strategy Portfolio;
ING LifeStyle Growth Portfolio;
ING LifeStyle Moderate Growth Portfolio;
ING LifeStyle Moderate Portfolio;
ING Liquid Assets Portfolio;
ING MFS Total Return Portfolio;
ING T. Rowe Price Capital Appreciation Portfolio;
ING Van Kampen Equity and Income Portfolio;
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio; and
BlackRock Global Allocation V.I. Portfolio.

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are: the ING American Funds Bond
Portfolio; the ING Lehman Brothers U.S. Aggregate Bond Index Portfolio; the ING PIMCO Core Bond
Portfolio and the ING VP Intermediate Bond Portfolio
. You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING
VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the
Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic

ING Empire Traditions -147957

H6

Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)	if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant.
Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2), above, we will continue to pay the periodic payments that the owner was receiving under the LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the
Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 55 years old on the date the Contract is continued; and

2)	The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the greater of the ING LifePay Base and the then current Contract value;

3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and

4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	On the Contract anniversary following the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary. The Maximum Annual Withdrawal is considered to be zero until this recalculation, so withdrawals pursuant to the rider cannot be utilized. Withdrawals are

ING Empire Traditions -147957

H7

permitted pursuant to the other provisions of the Contract. In other words, withdrawals during this time will not be subject to the guarantees of this rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b)	If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date, which is the date of receipt of due proof of death, and withdrawals may continue under the rider provisions.

3) The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit
Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider until the death of the annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,”
you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, the amount of your withdrawals will be subject to surrender charges and any recapture of credits if they exceed the free withdrawal amount. However, once your
Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract. See Appendix H for examples.

Loans. No loans are permitted on Contracts with the ING LifePay rider.

ING Empire Traditions -147957

H8

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay) Rider. The ING Joint
LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant and
Beneficiary Requirements,” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may not offer the
ING Joint LifePay rider, or may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis.
The ING Joint LifePay rider is available for Contracts issued on and after November 1, 2004 that do not already have a living benefit rider. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,”
below. Also, the ING Joint LifePay rider will not be issued if any contract value is allocated to a Fixed Interest
Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant and Beneficiary Designation Requirements. Certain ownership, annuitant and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial
IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

ING Empire Traditions -147957

H9

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

Charge. The charge for the ING Joint LifePay rider is as follows:

Current Annual Charge	Maximum Annual Charge if Reset Option
(Charge Deducted Quarterly)	Elected

0.75% of the contract value	1.50% of contract value

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.
Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit
Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING
Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider.” If you surrender or annuitize your Contract, the charge is pro-rated based on what is owed at the time. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after this change.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you: a) cancel the contract during the contract’s free look period; b) surrender the contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the contract pursuant to its terms. These events automatically cancel the ING Joint LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize or terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider): or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay rider after the death of the other spouse. Once designated
“inactive,” a spouse may not regain active status under the ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

ING Empire Traditions -147957

H10

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has both statuses and phases.
Through the lifetime of the ING Joint LifePay rider, you will be in one of two phases: the Growth Phase or the
Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth
Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase –
Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING
Joint LifePay rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your
Contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the life of the rider, it will also be treated as in one of two statuses: Lifetime Guaranteed Withdrawal Status or Lifetime Automatic Periodic Benefit Status. Together, these statuses operate to fulfill the rider’s withdrawal guarantee. Lifetime Guaranteed Withdrawal Status begins on the date the rider is issued and continues until certain circumstances occur as noted in “Lifetime Guaranteed Withdrawal Status,” below. Lifetime Automatic Periodic
Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime
Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint
LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal. If your contract value is depleted because of withdrawals that exceed the Maximum Annual
Withdrawal, then the Contract and the ING Joint LifePay rider will terminate without value. While all riders begin in Lifetime Guaranteed Withdrawal Status, not all riders will enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The
ING Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum
Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium, plus premium credits.

2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.

3)	The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current ING Joint

ING Empire Traditions -147957

H11

LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint
LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Lifetime Guaranteed Withdrawal Status. This status begins on the effective date of the rider and continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)	the surrender of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than payments as provided under the
ING Joint LifePay rider the Contract will provide no further benefits (including death benefits). If contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal Amount, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime Automatic Periodic Benefit Status,” below. As described below, certain features of the ING
Joint LifePay rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth
Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual
Withdrawal Percentage

55-64	4%

65-75	5%

76-80	6%

81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

ING Empire Traditions -147957

H12

If the ING Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the ING
Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and annual payments equal to the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals.
The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the
Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal, then the
Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual
Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum
Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See
Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required
Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawal will count against and reduce the Additional Withdrawal Amount without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed both the Maximum Annual Withdrawal and the Additional Withdrawal Amount, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal the portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal. Any unused amount of the Additional Withdrawal Amount does not carry over into the next calendar year.

5)	The ING Joint LifePay rider cannot accommodate any grace periods allowed for Required Minimum Distributions pursuant to the Tax Code.

6)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual Withdrawal Amount. See “ING Joint LifePay Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

ING Empire Traditions -147957

H13

See Illustrations 3 and 4 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base in the same proportion as contract value is reduced by the amount of these fees. During the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,”
above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual
Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint
LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	other than as provided under the ING Joint LifePay rider, the contract will provide no further benefits (including death benefits);

2)	no further premium payments will be accepted; and

3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

If when the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal when the Maximum Annual Withdrawal, as recalculated, would be greater than your current Maximum Annual Withdrawal, based on the applicable Maximum Annual Withdrawal percentage

ING Empire Traditions -147957

H14

times contract value. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the applicable
Maximum Annual Withdrawal percentage times the contract value on the Reset Effective Date. (For your
Maximum Annual Withdrawal percentage, see “Determination of the Maximum Annual Withdrawal” above). The reset option is only available when the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current
Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See
Illustration 4 below.

Investment Option Restrictions. While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted
Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See
“Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

ING American Funds Asset Allocation Portfolio;
ING Franklin Templeton Founding Strategy Portfolio;
ING LifeStyle Growth Portfolio;
ING LifeStyle Moderate Growth Portfolio;
ING LifeStyle Moderate Portfolio;
ING Liquid Assets Portfolio;
ING MFS Total Return Portfolio;
ING T. Rowe Price Capital Appreciation Portfolio;
ING Van Kampen Equity and Income Portfolio;
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio; and
BlackRock Global Allocation V.I. Portfolio.

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are: the ING American Funds Bond
Portfolio; the ING Lehman Brothers U.S. Aggregate Bond Index Portfolio; the ING PIMCO Core Bond
Portfolio; and the ING VP Intermediate Bond Portfolio
. You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING
VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds
Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than the Accepted Funds or Fixed
Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any
ING Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.
Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction

ING Empire Traditions -147957

H15

processed on that date. The ING Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic
Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See
“Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed
Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the
Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint
LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING
Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the
Tax Code for a subsequent spouse, the ING Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint
LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint LifePay coverage and charges will continue. As of the date the contract is continued, if the Contract is in the Growth Phase, then the ING Joint LifePay Base will be increased to equal the contract value, if greater. Otherwise, if the Contract is in the Withdrawal Phase, then the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint LifePay Reset Option, and rider charges will not increase.

ING Empire Traditions -147957

H16

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay rider, the amount of your withdrawals will be subject to surrender charges and any recapture of credits if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract. See below for examples.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the
ING Joint LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death
Benefit.”

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

ING Empire Traditions -147957

H17

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum
Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 =
$1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%
($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the
Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%)
* $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the
Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the

ING Empire Traditions -147957

H18

Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: An Additional Withdrawal Amount expires at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also
assume RMDs, applicable to this contract, are $6,000 and $5,000 for the 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007 a withdrawal of $5,000 is taken which exhausts the Maximum Annual
Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2008 to take the newly calculated Additional Withdrawal Amount of
$1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000-$5,000). Note that the Additional Withdrawal Amount of
$1,000 from the 2008 calendar year does not carry over to the 2009 calendar year.

Illustration 5: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset
Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

ING Empire Traditions -147957

H19

APPENDIX I

Minimum Guaranteed Withdrawal Benefit

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). Effective September 4, 2007, the MGWB rider is no longer available. The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments.
The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB
Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGWB rider, you may not allocate contract value to the GET Fund or the Fixed Interest Division. For Contracts purchased on and after
August 7, 2006, the MGWB rider was available if you elected the premium credit option. (Otherwise, the MGWB rider was not available with the premium credit option).

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment
Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

2)	if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your
Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.
Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Periodic Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. The
Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal.
Any withdrawals greater than the MAW will cause a reduction in the MGWB Withdrawal Account by the proportion that the excess withdrawal bears to the remaining contract value after the withdrawal of the MAW.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the
MAW at the time of the withdrawal. Examples of excess withdrawals are at the end of this appendix.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB
Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal
Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

There are tax implications of withdrawals and payments under the MGWB rider. See “Withdrawals” and “Federal
Tax Considerations” in the prospectus for more information. You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

ING Empire Traditions -147957

I1

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your
Contract so long as your contract value is greater than zero. See “Withdrawals” in the prospectus. However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The
MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;

2)	your MGWB Withdrawal Account is greater than zero;

3)	you have not reached your latest allowable annuity start date;

4)	you have not elected to annuitize your Contract; and

5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;

2)	you have not reached your latest allowable annuity start date;

3)	you have not elected to annuitize your Contract; and

4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of: (i) your Contract’s latest annuity start date; (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal
Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic
Benefit Status until the earliest of: (i) payment of all MGWB periodic payments; (ii) payment of the Commuted
Value (defined below); or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50% . The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the
Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal
Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

ING Empire Traditions -147957

I2

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB
Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up
Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of The Step-Up benefit to contract anniversary only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner
Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death
(death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit
Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase and Charge. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The
MGWB rider must be purchased on the contract date. The charge for the MGWB rider is as follows:

Maximum Annual Charge if Step-Up	Current Annual Charge

Benefit Elected	(Charge Deducted Quarterly)

1.00% of the contract value	0.45% of the contract value

Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.45%
(0.12% quarterly) of the contract value. Before May 1, 2005, the annual charge was 0.35% of the contract value.
The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract’s Automatic Periodic Benefit
Status. Automatic Periodic Benefit Status will occur if your contract value is reduced to zero and other conditions are met. Please see “Minimum Guaranteed Withdrawal Benefit - Automatic Periodic Benefit Status” in this prospectus. If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB rider, subject to the maximum annual charge of 1.00% of contract value. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

MGWB Excess Withdrawal Amount Examples
The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual
Withdrawal Amount for transfers and withdrawals in excess of the Maximum Annual Withdrawal Amount (“Excess
Withdrawal Amount”).

Example # 1: Contract Value is greater than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $120,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

ING Empire Traditions -147957

I3

The new CV is $110,000 ($120,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $71,061.95 ($73,000 * (1 - $3,000 /
$113,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $97,345.13 ($100,000 * (1 - $3,000 / $113,000)). The MAW is then recalculated to be 7% of the new EPA, $6,814.15 ($97,345.13 * 7%).

Example # 2: Contract Value is less than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $60,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $50,000 ($60,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $68,867.92 ($73,000 * (1 - $3,000 /
$53,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $94,339.62 ($100,000 * (1 - $3,000 / $53,000)). The MAW is then recalculated to be 7% of the new EPA, $6,603.77 ($94,339.62 * 7%).

Example # 3: Contract Value is equal to the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $80,000, the Eligible Payment Amount (EPA) is
$100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account
(“Withdrawal Account”) is $80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $70,000 ($80,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the
MAW to $73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal
Amount to the CV (after being reduced for the withdrawal up to the MAW) to $70,000.00 ($73,000 * (1 - $3,000 /
$73,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $95,890.41 ($100,000 * (1 - $3,000 / $73,000)). The MAW is then recalculated to be 7% of the new EPA, $6,712.32 ($95,890.41 * 7%).

ING Empire Traditions -147957

I4

ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.

ING Empire Traditions - 147957	04/ 28 2008


Statement of Additional Information
ING EMPIRE TRADITIONS
Deferred Combination Variable and Fixed Annuity Contract
Issued by
SEPARATE ACCOUNT NY-B
of
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York deferred combination variable and fixed annuity contract which is referred to herein. The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to ReliaStar Life Insurance Company of New York, Customer Service Center, P.O. Box
9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 28, 2008

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account
NY-B.

Description of ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York (“RLNY”) is a New York stock life insurance company originally incorporated on June 11, 1917 under the name, The Morris Plan Insurance Society. RLNY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the
Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health insurance. Until
October 1, 2003, RLNY was a wholly-owned subsidiary of Security-Connecticut Life Insurance
Company (“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The
Netherlands. RLNY’s financial statements appear in the Statement of Additional Information.
As of December 31, 2007, RLNY had approximately $441.4 million in stockholder's equity and approximately $3,525.9 billion in total assets, including approximately $1,112.5 billion of separate account assets. RLNY, an affiliate of ING USA, is licensed to do variable annuity business in the state of
New York.

Separate Account NY-B of ReliaStar Life Insurance Company of New York
Separate Account NY-B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of
1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

ING also owns Directed Services LLC the investment manager of ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment
Management, LLC, portfolio managers of ING Investors Trust and the investment managers of the ING
Variable Insurance Trust and the ING Variable Products Trust, respectively. ING also owns Baring
International Investment Limited, another portfolio manager of ING Investors Trust. Our principle office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

Safekeeping of Assets
RLNY acts as its own custodian for Separate Account NY-B.

The Administrator
On November 8, 1996, First Golden American Life Insurance Company of New York (“First Golden”)
and ING USA Annuity and Life Insurance Company (“ING USA”) entered into an administrative service agreement pursuant to which ING USA agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into RLNY (“merger date”), the expenses incurred by ING USA in relation to this service agreement will be reimbursed by RLNY on an allocated cost basis. As of the merger date,
RLNY will be obligated to reimburse these expenses. For the years ended December 31, 2007, 2006 and
2005, RLNY incurred expenses of $0, $0 and $0, respectively, under the agreement with ING USA.

1

Also on November 8, 1996, First Golden, ING USA and Directed Services LLC entered into a service agreement pursuant to which First Golden and ING USA agreed to provide Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, RLNY will provide its personnel to provide such services. RLNY expects to charge Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable and second allocated based on the estimated amount of time spent by RLNY’s employees on behalf of Directed Services LLC. For the year ended December
31, 2007, there were no charges to ING USA and Directed Services LLC for these services.

Independent Registered Public Accounting Firm
Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta GA 30308, an Independent
Registered Public Accounting Firm, perform annual audits of RLNY and Separate Account NY-B.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of RLNY, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by RLNY. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2007, 2006 and 2005 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to
Directed Services LLC aggregated $13,679,409, $10,048,681 and $6,964,000, respectively. As of the merger date, RLNY became the depositor for these variable insurance products. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed
Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Published Ratings
From time to time, the rating of RLNY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A++ to F. An
A++ and a A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under “Performance Information.” Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of
Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit
Option is lower than that used in the examples and would result in higher AUV’s or contract values.

2

Illustration of Calculation of AUV
Example 1.
1.	AUV, beginning of period	$10.00000000
2.	Value of securities, beginning of period	$10.00000000
3.	Change in value of securities	0.10000000
4.	Gross investment return (3) divided by (2)	0.01000000
5.	Less daily mortality and expense charge	0.00003446
6.	Less asset based administrative charge	0.00000411
7.	Net investment return (4) minus (5) minus (6)	0.00996163
8.	Net investment factor (1.000000) plus (7)	1.00996163
9.	AUV, end of period (1) multiplied by (8)	$10.09961430

Illustration of Purchase of Units (Assuming No State Premium Tax)
Example 2.
1.	Initial Premium Payment	$1,000
2.	AUV on effective date of purchase (see Example 1)	$10.00000000
3.	Number of Units purchased [(1) divided by (2)]	100.00000000
4.	AUV for valuation date following purchase (see Example 1)	$10.09961430
5.	Contract Value in account for valuation date following
	purchase [(3) multiplied by (4)]	$1,009.96

Performance Information
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY-B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given
30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account NY-B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY-B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

3

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield”
because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the Liquid Assets subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

4

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
The audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York are
listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York
Balance Sheets - Statutory Basis as of December 31, 2007 and 2006
Statements of Operations – Statutory Basis for the years ended December 31, 2007, 2006 and
2005
Statements of Changes in Capital and Surplus – Statutory Basis for the years ended December 31,
2007, 2006 and 2005
Statements of Cash Flows – Statutory Basis for the years ended December 31, 2007, 2006 and
2005
Notes to Financial Statements

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
The audited Financial Statements of ReliaStar Life Insurance Company of New York Separate Account
NY – B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Audited Financial Statements of ReliaStar Life Insurance Company of New York Separate
Account NY - B
Statements of Assets and Liabilities as of December 31, 2007
Statements of Operations for the year ended December 31, 2007
Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
Notes to Financial Statements

CONDENSED FINANCIAL INFORMATION

5

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company of New York For the years ended December 31, 2007, 2006 and 2005 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements - Statutory Basis

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2007 and 2006	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2007,
2006 and 2005	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2007, 2006 and 2005	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2007,
2006 and 2005	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

Board of Directors and Stockholder ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance
Company of New York (the “Company,” a wholly owned direct subsidiary of ING America
Insurance Holdings, Inc.), as of December 31, 2007 and 2006, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State
Insurance Department (“New York Insurance Department”), which practices differ from United
States generally accepted accounting principles. The variances between such practices and
United States generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with United States generally accepted accounting principles, the financial position of ReliaStar Life Insurance
Company of New York at December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2007.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at December
31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

Atlanta, Georgia March 31, 2008

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2007	2006

	(In Thousands)
Admitted assets
Cash and invested assets:
Bonds	$ 1,751,153	$ 1,704,470
Preferred stocks	3,973	4,955
Common stocks	1,674	641
Mortgage loans	136,154	158,174
Contract loans	100,781	97,662
Other invested assets	35,071	29,749
Cash and short term investments	44,895	64,965

Total cash and invested assets	2,073,701	2,060,616

Deferred and uncollected premiums, less loading (2007-$4,624; 2006-$4,442)	16,052	20,681
Accrued investment income	18,083	17,864
Reinsurance balances recoverable	8,830	5,559
Indebtedness from related parties	5,696	1,419
Federal income tax recoverable	-	2,626
Net deferred tax asset	14,798	14,125
Separate account assets	1,114,687	876,248
Other assets	169	188

Total admitted assets	$ 3,252,016	$ 2,999,326

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2007	2006

	(In Thousands,
	except share amounts)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 1,595,694	$ 1,600,504
Accident and health reserves	32,045	30,435
Deposit type contracts	68,374	75,164
Policyholders’ funds	1,567	1,614
Dividends payable	834	755
Policy and contract claims	45,861	36,289

Total policy and contract liabilities	1,744,375	1,744,761

Interest maintenance reserve	1,486	4,787
Accounts payable and accrued expenses	6,822	8,324
Reinsurance balances	1,831	1,945
Indebtedness to related parties	17,805	10,315
Current federal income taxes payable (including $(1,569) on
realized capital losses at December 31, 2007)	10,189	-
Contingency reserve	6,590	7,624
Asset valuation reserve	16,699	14,807
Borrowed money	71,655	71,061
Net transfers to Separate Accounts	(39,384)	(27,189)
Other liabilities	12,311	11,048
Separate account liabilities	1,114,687	873,631

Total liabilities	2,965,066	2,721,114

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Paid in and contributed surplus	138,881	138,881
Unassigned surplus	145,313	136,575

Total capital and surplus	286,950	278,212

Total liabilities and capital and surplus	$ 3,252,016	$ 2,999,326

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations – Statutory Basis

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 451,131	$ 423,674	$ 360,173
Considerations for supplementary contracts with life contingencies	771	335	150
Net investment income	117,963	112,195	113,725
Amortization of interest maintenance reserve	306	1,590	2,330
Commissions, expense allowances and reserve adjustments on
reinsurance ceded	58,684	5,496	7,210
Other revenues	19,144	15,664	12,642

Total premiums and other revenues	647,999	558,954	496,230

Benefits paid or provided:
Death benefits	93,971	83,354	81,175
Annuity benefits	15,047	18,644	19,682
Surrender benefits and withdrawals	161,796	161,361	154,661
Interest on policy or contract funds	3,141	2,812	2,362
Accident and health benefits	28,082	11,854	18,114
Other benefits	1,084	1,123	1,113
(Decrease) increase in life, annuity, and accident and health reserves	(3,185)	39,991	15,097
Net transfers to separate accounts	184,650	125,313	71,081

Total benefits paid or provided	484,586	444,452	363,285

Insurance expenses and other deductions:
Commissions	54,765	41,702	31,998
General expenses	51,988	53,402	50,102
Insurance taxes, licenses and fees	6,991	7,111	6,282
Other deductions (recovered expenses)	40,103	(6,862)	165

Total insurance expenses and other deductions	153,847	95,353	88,547

Gain from operations before policyholder dividends,
federal income taxes and net realized capital losses	9,566	19,149	44,398
Dividends to policyholders	915	669	655

Gain from operations before federal income taxes and net realized
capital losses	8,651	18,480	43,743
Federal income tax expense (benefit)	16,585	(211)	7,714

(Loss) gain from operations before net realized capital losses	(7,934)	18,691	36,029
Net realized capital losses	(4,838)	(811)	(431)

Net (loss) income	$ (12,772)	$ 17,880	$ 35,598

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,756	$ 2,756	$ 2,756

Paid-in and contributed surplus:
Balance at beginning and end of year	138,881	138,881	138,881

Unassigned surplus:
Balance at beginning of year	136,575	138,259	119,226
Net (loss) income	(12,772)	17,880	35,598
Change in net unrealized capital losses	3,020	2,898	1,929
Change in nonadmitted assets	(3,889)	8,055	6,437
Change in liability for reinsurance in unauthorized companies	(538)	2,962	(981)
Change in asset valuation reserve	(1,892)	(455)	1,377
Change in net deferred income tax	2,566	(5,542)	(4,527)
Change in surplus as a result of reinsurance	41,385	-	-
Amortization of deferred gain on reinsurance transaction	(345)	-	-
Other changes in surplus	(117)	118	-
Dividends to stockholder	(18,680)	(27,600)	(20,800)

Balance at end of year	145,313	136,575	138,259

Total capital and surplus	$ 286,950	$ 278,212	$ 279,896

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2007	2006	2005

		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 450,940	$ 396,182	$ 362,193
Net investment income received	118,747	115,293	118,312
Commission and expenses paid	(111,520)	(93,750)	(99,494)
Benefits paid	(295,476)	(259,509)	(278,358)
Net transfers from separate accounts	(197,237)	(134,283)	(78,159)
Dividends paid to policyholders	(777)	(622)	(622)
Federal income taxes paid	(2,201)	(343)	(24,894)
Miscellaneous income	76,990	25,134	17,968

Net cash provided by operations	39,466	48,102	16,946

Investment activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,540,034	1,324,740	2,224,120
Stocks	2,143	-	2,227
Mortgage loans	29,100	38,393	36,968
Other invested assets	4,053	5,046	4,502
Net (losses) gains on cash and short term investments	-	(1,333)	18
Miscellaneous proceeds	4,375	352	4,370

Total investment proceeds	1,579,705	1,367,198	2,272,205
Cost of investments acquired:
Bonds	1,595,895	1,315,331	2,242,237
Stocks	2,156	54	61
Mortgage loans	7,080	4,100	14,599
Other invested assets	9,611	6,768	6,489
Miscellaneous applications	1,028	4,940	3,756

Total cost of investments acquired	1,615,770	1,331,193	2,267,142
Net increase in contract loans	(3,119)	(4,220)	(2,505)

Net cash (used in) provided by investment activities	(39,184)	31,785	2,558

Financing and miscellaneous activities
Other cash provided (applied):
Borrowed money	594	(26,663)	(4,933)
Net (withdrawals) deposits on deposit type contracts	(6,300)	2,170	(2,271)
Dividends paid to stockholder	(18,680)	(27,600)	(20,800)
Other cash provided (applied)	4,034	(8,809)	22,123

Net cash used in financing and miscellaneous activities	(20,352)	(60,902)	(5,881)

Net (decrease) increase in cash and short term investments	(20,070)	18,985	13,623
Cash and short term investments:
Beginning of year	64,965	45,980	32,357

End of year	$ 44,895	$ 64,965	$ 45,980

7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

1. Nature of Operations and Significant Accounting Policies

ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New
York and is a wholly owned subsidiary of ReliaStar Life Insurance Company
("ReliaStar"), a Minnesota domiciled insurance company. ReliaStar is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-
insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America
Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Basis of Presentation: The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance
Department, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on the National Association of
Insurance Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

The Company invests in structured securities including mortgage backed securities/
collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities, management compares the undiscounted projected future cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted projected future cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted projected future cash flows.
For GAAP, assets are re-evaluated based on the discounted projected future cash flows using a current market rate. Impairments are recognized when the fair value is less than book value and there has been an adverse change in projected future cash flows. When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Statement of Statutory Accounting Principles (“SSAP”) No. 31, Derivative Instruments
applies to derivative transactions entered into prior to January 1, 2003. The Company also follows the hedge accounting guidance in SSAP No. 86, Accounting for Derivative
Instruments and Hedging Activities for derivative transactions entered into or modified on or after January 1, 2003. Under SSAP 86, derivatives that are deemed effective hedges are accounted for in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of
SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges.

Valuation Reserves: The asset valuation reserve (“AVR”) is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual

9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

securities sold in five year bands.

The net deferral or interest maintenance reserve

(“IMR”) is reported as a component of other liabilities in the accompanying Balance
Sheets.

Realized gains and losses on investments are reported in the Statements of Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold. Realized losses due to impairment are recorded when there has been a decline in value deemed to be other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus. Under GAAP, such allowances are included as a component of earnings.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due.

Premiums for annuity

policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate.
Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and
Commissioners’ Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC
Accounting Practices and Procedures Manual, are excluded from the accompanying
Balance Sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the Balance Sheets.

Employee Benefits: For purposes of calculating the Company’s postretirement benefit obligation, only vested participants and current retirees are included in the valuation.
Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in

11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under
GAAP, dividends are recognized over the term of the related policies.

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash
Flows represent cash balances and investments with initial maturities of one year or less.
Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Single class and multi class mortgage backed/asset backed securities are valued at amortized cost using the effective interest method including anticipated prepayments.
Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher risk asset backed securities, which are valued using the prospective method. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective method to securities purchased prior to that date where historical cash flows are not readily available.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost,

12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities
Valuation Office of the NAIC (“SVO”).

Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis.
Management considers the length of time and the extent to which the market value has been less than cost, the financial condition and near term prospects of the issuer, future economic conditions and market forecasts, and the Company's intent and ability to not sell the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred. The Company also considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other than temporary impairment testing. As part of this testing, the Company determines whether or not it has the intent to sell investments. If a decision to sell has been made, an other than temporary impairment is considered to have occurred.

The Company uses derivatives such as interest rate swaps and options as part of its overall interest rate risk management strategy for certain life insurance and annuity products. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as an unrealized gain or loss.

Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86. permissible investments using the derivative in conjunction with other investments.

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

All effective derivatives are reported at amortized cost. S&P options are reported at fair value in conformity with the hedged item. The unrealized gains or losses from the S&P options are reported as unrealized gains or losses in surplus.

Mortgage loans are reported at amortized cost, less write down for impairments.

Contract loans are reported at unpaid principal balances.

Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral.
The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

Short term investments are reported at amortized cost which approximates market value.
Short term investments include investments with maturities of less than one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee.

Realized capital gains and losses are determined using the first in first out method.

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.3% to 11.3% .

14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the New York Insurance
Department, is $10.5 billion and $8.0 billion at December 31, 2007 and 2006, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $87.3 and $69.7 at December 31, 2007 and
2006, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group
Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 4.1% of the
Company’s ordinary life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $0.9,
$0.7 and $0.7 was incurred in 2007, 2006 and 2005, respectively.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2007	2006

	(In Thousands)
Deferred federal income taxes	$ 55,958	$ 55,691
Agents’ debit balances	353	1,819
Deferred and uncollected premiums	5,378	1,625
Other	2,297	962

Total nonadmitted assets	$ 63,986	$ 60,097

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31,
2007. The Company does not discount claims and claims adjustment expense reserves.
Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the
Company’s obligations for claims incurred but unpaid as of December 31, 2007.

Guaranteed Benefits: For the Guaranteed Minimum Death Benefit (“GMDB”), Actuarial
Guideline 34 (“AG34”) is followed. All the methodology and assumptions (mortality and interest) are contained in the guideline. AG34 interprets the standards for applying
CARVM to GMDBs in variable annuity contracts where GMDBs are integrated with other benefits such as surrenders and annuitizations. This guideline requires that GMDBs be projected assuming an immediate drop in the value of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return.
The immediate drops and assumed returns used in the projections are provided in AG34

16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

and vary by five asset classes in order to reflect the risk/return differential inherent in each class. Contract specific asset based charges are deducted to obtain the net assumed returns. This guideline interprets mortality standards to be applied to projected GMDBs in the reserve calculation. In addition, this guideline clarifies standards for reinsurance transactions involving GMDBs with the integrated benefit streams modified to reflect both the payment of future reinsurance premiums and the recovery of future reinsured death benefits.

For the Guaranteed Minimum Income Benefits (“GMIB”), Guaranteed Minimum
Accumulation Benefits (“GMAB”) and Guaranteed Minimum Withdrawal Benefits
(“GMWB”), Actuarial Guideline 39 (“AG39”) is followed. AG39 has two parts, the minimum of which is accrued charges to date for the inforce and the other involves an asset adequacy test which can produce reserves in addition to the accrued charges.

Cash Flow Information: Cash and short term investments include cash on hand, demand deposits and short term fixed maturity instruments with a maturity of less than one year at date of acquisition. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Reclassifications: Certain amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2007 financial statement presentation.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Certain other separate accounts relate to experience rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one year only, where the guaranteed interest rate is reestablished each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company’s mortality risk associated with these policies are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $5.0 and $4.1 at December 31,
2007 and 2006, respectively. The operations of the separate accounts are not included in the accompanying financial statements.

17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

2. Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. The New York
Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws. The NAIC Accounting Practices and Procedures Manual
has been adopted as a component of prescribed or permitted practices by the State of
New York. The New York Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Insurance
Department. As of December 31, 2007, 2006, and 2005, the Company had no such permitted accounting practices.

18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated) 3. Investments

The cost or amortized cost and fair value of bonds and equity securities are as follows:

Cost or	Gross	Gross
Amortized	Unrealized	Unrealized	Fair
Cost	Gains	Losses	Value

(In Thousands)

At December 31, 2007:

U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 14,808	$ 532	$ 5	$ 15,335

States, municipalities,
and political subdivisions	6,751	-	705	6,046
Foreign government (par value - $201,091)	7,230	586	25	7,791
Foreign other (par value - $6,800)	201,918	1,383	7,360	195,941
Public utilities securities	39,002	610	600	39,012
Corporate securities	797,008	9,167	16,082	790,093
Residential backed securities	327,699	704	6,721	321,682
Commercial mortgage backed securities	224,609	1,117	5,721	220,005
Other asset backed securities	132,312	398	4,471	128,239

Total fixed maturities	1,751,337	14,497	41,690	1,724,144
Preferred stocks	3,973	-	299	3,674
Common stocks	1,359	347	32	1,674

Total equity securities	5,332	347	331	5,348

Total	$ 1,756,669	$ 14,844	$ 42,021	$ 1,729,492

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value

		(In Thousands)
At December 31, 2006:

U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 52,774	$ 686	$ 343	$ 53,117

States, municipalities,
and political subdivisions	1,531	5	-	1,536
Foreign government (par value - $8,587)	9,269	690	51	9,908
Foreign other (par value - $189,604)	185,696	2,201	5,158	182,739
Public utilities securities	55,393	957	560	55,790
Corporate securities	650,802	10,348	10,032	651,118
Residential backed securities	363,050	238	6,061	357,227
Commercial mortgage backed securities	257,862	1,430	3,491	255,801
Other asset backed securities	128,093	270	1,015	127,348

Total fixed maturities	1,704,470	16,825	26,711	1,694,584
Preferred stocks	4,955	-	67	4,888
Common stocks	351	290	-	641

Total equity securities	5,306	290	67	5,529

Total	$ 1,709,776	$ 17,115	$ 26,778	$ 1,700,113

19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2007	2006

	(In Thousands)
Amortized cost	$ 1,751,337	$ 1,704,470
Adjustments for below investment grade bonds	(184)	-

Carrying value	$ 1,751,153	$ 1,704,470

The aggregate market value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	months and less	More than
	6 months	than 12 months	12 months
	below cost	below cost	below cost	Total

December 31, 2007		(In Thousands)
Fair value	$ 288,800	$ 276,436	$ 523,032	$ 1,088,268
Unrealized loss	5,503	19,337	16,850	41,690

December 31, 2006
Fair value	$ 314,908	$ 46,583	$ 743,363	$ 1,104,854
Unrealized loss	4,344	837	21,530	26,711

The amortized cost and fair value of investments in bonds at December 31, 2007, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value

	(In Thousands)
Maturity:
Due in 1 year or less	$ 50,640	$ 50,627
Due after 1 year through 5 years	234,805	236,755
Due after 5 years through 10 years	332,317	326,048
Due after 10 years	448,955	440,788

	1,066,717	1,054,218
Residential backed securities	327,699	321,682
Commercial mortgage backed securities	224,609	220,005
Other asset backed securities	132,312	128,239

Total	$ 1,751,337	$ 1,724,144

At December 31, 2007 and 2006, investments in certificates of deposit and bonds with an admitted asset value of $5.4 and $5.4, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a market value of approximately $18.2 and $27.5 at December 31, 2007 and
2006, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $0.6 billion, $0.5 billion and $1.1 billion in 2007, 2006 and 2005, respectively.
Gross gains of $4.1, $3.7, and $14.7 and gross losses of $7.3, $7.3, and $9.4 during 2007,
2006 and 2005, respectively, were realized on those sales. A portion of the gains and losses realized in 2007, 2006, and 2005 has been deferred to future periods in the IMR.

Realized capital losses are reported net of federal income taxes and amounts transferred to the IMR as follows:

		Year ended December 31
	2007	2006	2005

		(In Thousands)
Realized capital (losses) gains	$ (9,403)	$ (8,157)	$ 3,120
Amount transferred to IMR (net of related taxes of
$(1,613) in 2007, $(2,764) in 2006 and $1,513 in 2005)	2,996	5,133	(2,809)
Federal income tax benefit (expense)	1,569	2,213	(742)

Net realized capital losses	$ (4,838)	$ (811)	$ (431)

Major categories of net investment income are summarized as follows:

		Year ended December 31
	2007	2006	2005

		(In Thousands)
Income:
Bonds	$ 96,604	$ 93,961	$ 94,809
Mortgage loans	9,688	12,662	15,294
Contract loans	7,092	6,755	6,341
Other	10,296	4,975	3,184

Total investment income	123,680	118,353	119,628
Investment expenses	(5,717)	(6,158)	(5,903)

Net investment income	$ 117,963	$ 112,195	$ 113,725

The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold.
The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money on the Balance Sheets. The repurchase obligation totaled $71.7 and $71.1 at December 31, 2007 and 2006, respectively. The securities underlying these agreements are mortgage backed securities with a book value of $73.6 and $72.8 and fair value of $72.2 and $70.4 at December 31,
2007 and 2006, respectively. The securities had a weighted average coupon rate of 5.5%
with various maturity dates ending in December 2037. The primary risk associated with

21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

short term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2007. The Company believes that the counterparties to the reverse dollar repurchase agreements are financially responsible and that counterparty risk is minimal.

The maximum and minimum lending rates for long term mortgage loans during 2007 were 5.7% and 5.7% . Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 49.3% on commercial properties. As of December 31, 2007 and 2006, the Company held no mortgages with interest more than 180 days overdue. No interest was past due as of
December 31, 2007 and 2006.

The Company had no impaired mortgage loans for 2007 or 2006.

There were no encumbrances on real estate at December 31, 2007 and 2006, respectively.

Credit markets have recently become more turbulent amid concerns about subprime mortgages and collateralized debt obligations (“CDOs”). This in turn has resulted in a general widening of credit spreads, reduced price transparency, reduced liquidity, increased rating agency downgrades and increased volatility across all markets. The
Company manages its risk exposure to subprime mortgages and CDOs by attempting to identify over-credit enhanced transactions that can withstand stronger multiples of loss coverage than anticipated by the agencies, utilizing collateral and structural analysis to project deal performance. The Company updates its views monthly for deviations
(positive or negative) from expected performance and takes action as necessary and appropriate. For these reasons (initial security selection efforts and ongoing surveillance),
The Company believes its portfolios are well positioned to perform from an expected loss standpoint.

To date, this market disruption has had a limited impact on the Company. As of
December 31, 2007, the fair value of the Company’s subprime exposure was $35.6, representing 1.7% of total investments and the fair value of its Alt-A exposure was $82.8, representing 4.0% of total investments. Alt-A Loans are residential mortgage loans to customers who have strong credit profiles but lack some elements such as documentation to substantiate income. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company does not originate or purchase subprime or Alt-A whole loan mortgages. As of December 31, 2007, the Company’s exposure to subprime mortgages was primarily in the form of asset backed securities (“ABS”) collateralized by

22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

subprime residential mortgages (“ABS Home Equity”) and CDO positions backed by
ABS Home Equity; and its exposure to Alt-A mortgages, which was concentrated in residential mortgage backed securities (“RMBS”). The following summarizes the
Company’s ABS Home Equity and RMBS exposure to subprime and Alt-A mortgages as of December 31, 2007.

The actual cost, book adjusted carrying value, and fair value of ABS Home Equity securities at December 31, 2007 was $38.8, $38.9, and $35.6, respectively. Gross unrealized losses related to these ABS Home Equity securities for the year ended
December 31, 2007 was $3.3. Other-than-temporary impairments recognized on ABS
Home Equity securities was $0.3 for the year ended December 31, 2007. The actual cost, book adjusted carrying value, and fair value of the Alt-A portfolio at December 31, 2007 was $86.8, $86.5 and $82.8, respectively. Gross unrealized losses related to the Alt-A portfolio for the year ended December 31, 2007 was $3.7. There were no other-than-
temporary impairments recognized on the Alt-A portfolio for the year ended December
31, 2007.

4. Derivative Financial Instruments Held for Purposes Other than Trading

The Company utilizes derivatives such as options, futures and interest rate swaps to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows which the Company has acquired or incurred. Hedge accounting practices are followed in accordance with requirements set forth in SSAP No.
86 for those derivatives that are deemed highly effective. The Company also enters into credit default swaps and total return swaps to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments.
Replicated (synthetic) assets filed with the NAIC SVO result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount.

Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreement without an exchange of the underlying principal amount.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. All effective derivatives are reported at amortized cost. Effective S&P options are reported at fair value in

23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

uniformity with the hedged item. The unrealized gains or losses from the S&P options are reported as unrealized gain or loss in surplus.

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the balance sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges.
Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company’s derivative contracts included in other invested assets at December 31, 2007 and 2006:

	Notional	Carrying	Fair
	Amount	Value	Value

		(In Thousands)
December 31, 2007
Derivative contracts:
Options owned	$ 26,509	$ 617	$ 617
Futures owned	25,786	121	121
Swaps	15,810	596	596

Total derivatives	$ 68,105	1,334	1,334

December 31, 2006
Derivative contracts:
Options owned	$ 25,699	$ 952	$ 952
Futures owned	13,249	(20)	(20)

Total derivatives	$ 38,948	$ 932	$ 932

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $89.4 and $41.4 and an aggregate market value of $87.8 and $42.2 at December 31, 2007 and 2006, respectively. Those holdings amounted to 5.1% of the Company’s investments in bonds and 4.1% of total admitted assets at December 31, 2007. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $10.3 and $18.9 with an aggregate NAIC market value of $10.3 and $19.0 at December 31, 2007 and 2006, respectively. The carrying value of these holdings amounted to 0.6% of the Company’s investment in bonds and 0.5% of the Company’s total admitted assets at December 31, 2007.

At December 31, 2007, the Company’s commercial mortgages involved a concentration of properties located in California (28.2%) and Texas (15.4%). The remaining commercial mortgages relate to properties located in 22 other states. The portfolio is well diversified, covering many different types of income producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $7.4.

6.	Annuity Reserves

At December 31, 2007 and 2006, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary

25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent

	(In Thousands)
December 31, 2007
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 6,755	0.5%
At book value less surrender charge	37,671	2.6
At fair value	1,023,909	71.3

Subtotal	1,068,335	74.4
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	324,137	22.6
Not subject to discretionary withdrawal	43,932	3.0

Total annuity reserves and deposit fund liabilities	$ 1,436,404	100.0%

December 31, 2006
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$ 11,486	1.0%
At book value less surrender charge	36,731	2.9
At fair value	794,599	63.5

Subtotal	842,816	67.4
Subject to discretionary withdrawal (without adjustment):
At book value with minimal or no charge or adjustment	362,959	29.0
Not subject to discretionary withdrawal	45,612	3.6

Total annuity reserves and deposit fund liabilities	$ 1,251,387	100.0%

Of the total net annuity reserves and deposit fund liabilities of $1.4 billion at
December 31, 2007, $0.4 billion is included in the general account, and $1.0 billion is included in the separate account. Of the total net annuity reserves and deposit fund liabilities of $1.3 billion at December 31, 2006, $0.5 billion is included in the general account, and $0.8 billion is included in the separate account.

7. Employee Benefit Plans

ING North America Insurance Corporation (“ING North America”) sponsors the ING
Americas Retirement Plan (the “Retirement Plan”). Substantially all employees of ING
North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The matching contribution charges allocated to the Company were $1.0, $1.0 and $0.9 during 2007, 2006 and 2005, respectively.

26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated) 8. Separate Accounts

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2007
Premium, consideration or deposits for the year	$ -	$ 282,597	$ 282,597

Reserves for separate accounts with assets at:
Fair value	$ -	$ 1,076,063	$ 1,076,063
Amortized cost	782	-	782

Total reserves	$ 782	$ 1,076,063	$ 1,076,845

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 782	$ -	$ 782
At market value	-	1,074,392	1,074,392

Subtotal	782	1,074,392	1,075,174
Not subject to discretionary withdrawal	-	1,671	1,671

Total separate account reserves	$ 782	$ 1,076,063	$ 1,076,845

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total

(In Thousands)
December 31, 2006
Premium, consideration or deposits for the year	$ -	$ 221,966	$ 221,966

Reserves for separate accounts with assets at:
Fair value	$ -	$ 843,845	$ 843,845
Amortized cost	3,729	-	3,729

Total reserves	$ 3,729	$ 843,845	$ 847,574

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 3,729	$ -	$ 3,729
At market value	-	841,724	841,724

Subtotal	3,729	841,724	845,453
Not subject to discretionary withdrawal	-	2,121	2,121

Total separate account reserves	$ 3,729	$ 843,845	$ 847,574

27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

		Year ended December 31
	2007	2006	2005

		(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 282,597	$ 221,966	$ 157,448
Transfers from separate accounts	(97,947)	(96,653)	(86,534)

Net transfers to separate accounts	184,650	125,313	70,914
Reconciling adjustments:
Miscellaneous transfers	-	-	167

Transfers as reported in the statements of operations	$ 184,650	$ 125,313	$ 71,081

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2007 and 2006 were as follows:

			Guaranteed
			Minimum
		Guaranteed	Accumulation/	Guaranteed
		Minimum Death	Withdrawal Benefit	Minimum Income
		Benefit (GMDB)	(GMAB/GMWB)	Benefit (GMIB)

			(In Thousands)
	December 31, 2007
	Separate Account Liability	$ 764,739	$ 131,532	$ 360,189
	Gross amount of reserve	839	907	3,178
	Reinsurance reserve credit	437	-	-

	December 31, 2006
	Separate Account Liability	$ 524,952	$ 85,910	$ 197,247
	Gross amount of reserve	1,394	466	1,088
	Reinsurance reserve credit	371	-	-

9.	Federal Income Taxes

Effective January 1, 2006, the Company files a consolidated federal income tax return with its parent ING AIH, a Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. A list of all affiliated companies that participate in the filing of this consolidated federal income tax return has been provided to the Department of Insurance.

28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

		Year ended December 31
	2007	2006	2005

		(In Thousands)
Federal tax expense (benefit) on operations	$ 16,585	$ (211)	$ 7,714
Federal tax (benefit) expense on capital (losses) gains	(1,569)	(2,213)	742

Total current tax expense (benefit) incurred	$ 15,016	$ (2,424)	$ 8,456

The main components of deferred tax assets and deferred tax liabilities are as follows:

	December 31
	2007	2006

	(In Thousands)
Deferred tax assets resulting from book/tax differences in:
Deferred acquisition costs	$ 27,562	$ 27,032
Insurance reserves	45,832	44,026
Investments	2,739	1,354
Compensation	2,288	2,524
Nonadmitted assets	2,810	1,542
Litigation accruals	2,307	2,668
Other	2,626	2,354

Total deferred tax assets	86,164	81,500
Deferred tax assets nonadmitted	(55,958)	(55,691)

Admitted deferred tax assets	30,206	25,809

Deferred tax liabilities resulting from book/tax differences in:
Insurance reserves	2,302	-
Investments	990	950
Deferred and uncollected premium	9,119	9,362
Unrealized gain on investments	2,997	1,372

Total deferred tax liabilities	15,408	11,684

Net admitted deferred tax asset	$ 14,798	$ 14,125

29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The change in net deferred income taxes is comprised of the following:

	December 31
	2007	2006	Change

		(In Thousands)
Total deferred tax assets	$ 86,164	$ 81,500	$ 4,664
Total deferred tax liabilities	15,408	11,684	3,724

Net deferred tax asset	$ 70,756	69,816	940

Less current year change in unrealized gains			1,626

Change in net deferred income tax			2,566
Less other items in surplus:
Current year change in nonadmitted assets			(1,268)
Unrealized gains			(3)

Change in deferred taxes			$ 1,295

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

		Year Ended December 31
	2007	2006	2005

		(In Thousands)
Ordinary income	$ 8,652	$ 18,480	$ 43,743
Capital (losses) gains, net of IMR, net of tax	(6,408)	(3,024)	310

Total pretax book income	$ 2,244	$ 15,456	$ 44,053

Provision computed at statutory rate	$ 785	$ 5,410	$ 15,419
Dividends received deduction	(495)	(658)	(630)
Interest maintenance reserve	(1,155)	(2,361)	163
Reinsurance	14,364	-	-
Share based payments	(40)	-	-
Other	262	226	(889)

Total	$ 13,721	$ 2,617	$ 14,063

Federal income taxes incurred	$ 15,016	$ (2,424)	$ 8,456
Change in net deferred income taxes	(1,295)	5,041	5,607

Total statutory income taxes	$ 13,721	$ 2,617	$ 14,063

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0, $0 and $8.6 from 2007, 2006 and 2005, respectively.

Under the intercompany tax sharing agreement, the Company has a payable to ING AIH of $10.2 and receivable of $2.6 for federal income taxes as of December 31, 2007 and
2006, respectively.

30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007

(Dollar amounts in millions, unless otherwise stated)

The Company’s transferable state tax credit assets are as follows:

Method of estimating utilization of		Carrying value at	Unused credit
	State		remaining at
remaining transferrable state tax credit		December 31, 2007	December 31, 2007

		(in thousands)

Fixed credit at time of purchase	NY	$ - $	2,024

Total state tax credits		$ - $	2,024

A reconciliation of the change in the unrecognized income tax benefits for the years is as follows:

Amount

Balance at January 1, 2007	$ 0.8
Additions for tax positions related to current year	0.1
Additions for tax positions related to prior years	0.2

Balance at December 31, 2007	$ 1.1

The Company had $1.1 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current federal and foreign income taxes and Federal and foreign income tax incurred on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $0.1 as of December 31, 2007.

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the unrecognized tax benefits will decrease by up to $0.1. The timing of the payment of the remaining allowance of $1.0 can not be reliably estimated.

10. Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Assumed premiums amounted to $7.0, $7.1 and $6.4 for 2007, 2006 and 2005, respectively.

The Company’s ceded reinsurance	arrangements reduced	certain items	in the
accompanying financial statements by the following amounts:

		Year ended December 31
	2007	2006	2005

		(In Thousands)
Premiums	$ 92,068	$ 43,486 $	52,296
Benefits paid or provided	41,916	46,703	47,487
Policy and contract liabilities at year end	218,799	163,296	146,566

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

The Company has been in dispute with the National Travelers Life Company ("NTL")
over a cancer block of business that was subject to two Modified Coinsurance
Agreements ("Agreements") between the parties that ceded 95% of this insurance from the Company to NTL. During 2004, this dispute was filed with an independent arbitration panel ("Panel").

During the third quarter of 2006, a settlement was reached with NTL to resolve all outstanding issues with the exception of fees and expenses and the agreements were commuted as of September 5, 2006. The Company recognized $21.2 in pretax income related to this settlement in 2006.

The amount of reinsurance commuted during 2006 included benefits received of $45.0, expense allowance adjustments of $13.0 and premiums of $36.7.

11. Capital and Surplus

Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $6.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Superintendent of the State of New York is limited to the greater of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

The Company did not receive capital contributions during 2007 or 2006. The Company paid ordinary dividends to ReliaStar on a quarterly basis in the amount of $4.7 each for a total of $18.7 on March 31, June 30, September 30 and December 31, 2007. Timely
notice was given for these dividend payments to the New York Insurance Department.
The New York Insurance Department does not require notice or approval for ordinary dividends.

32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”)
requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2007, the Company meets the
RBC requirements.

12. Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all non-financial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

			December 31
		2007			2006

	Carrying		Fair	Carrying		Fair
	Amount		Value	Amount		Value

			(In Thousands)
Assets:
Bonds	$ 1,751,153	$ 1,724,144		$ 1,704,470	$ 1,694,584
Preferred stocks	3,973		3,674	4,955		4,888
Unaffiliated common stocks	1,674		1,674	641		641
Mortgage loans	136,154		141,355	158,174		161,737
Derivatives securities	1,334		1,334	932		932
Contract loans	100,781		100,781	97,662		97,662
Cash, cash equivalents and
short term investments	44,895		44,895	64,965		64,965
Separate account assets	1,114,687		1,114,687	876,248		876,248
Liabilities:
Policyholder funds	1,567		1,567	1,614		1,614
Separate account liabilities	1,114,687		1,114,687	873,631		873,631

33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The fair values for bonds, preferred stocks and common stocks reported herein are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 3.7% and 11.8% over the total portfolio. Fair values determined on this basis can differ from values published by the SVO. Fair value as determined by the SVO as of December 31, 2007 and 2006 is $1.7 billion and $1.7 billion, respectively.

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

13. Commitments and Contingencies

Investment Purchase Commitments: As part of its overall investment strategy, the
Company has entered into agreements to purchase securities of $12.0 and $3.0 at
December 31, 2007 and 2006, respectively. The Company is also committed to provide additional capital contributions of $18.7 and $16.6 at December 31, 2007 and 2006,
respectively, in partnerships reported in other invested assets not on the balance sheets.

34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Operating Leases: The Company leases office space under various noncancelable operating lease agreements that expire through April 2014. During the years ended
December 31, 2007, 2006 and 2005, rent expense totaled $0.1, $0.2 and $0.2, respectively.

At December 31, 2007, the minimum aggregate rental commitments for the upcoming five years and thereafter are as follows:

Year ending
December 31	Commitments

(In Thousands)
2008	$ 136
2009	117
2010	65
2011	10
2012	10
Thereafter	14

Certain rental commitments have renewal options extending through the year 2014 subject to adjustments in the future periods.

The Company is not involved in any material sale leaseback transactions.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters - As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters - Federal and
state regulators and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives

35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance;
sales and marketing practices (including sales to seniors); specific product types
(including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the
Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the
Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues - Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares;
directed brokerage; compensation; sales practices, suitability, and supervision;
arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues,
ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange
Act of 1934, as amended.

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability.
It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S. based operations, including the
Company.

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s
U.S. based operations, including the Company.

14. Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York,
(“BONY"). Under this agreement, the Company can borrow up to $30 from BONY.
Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for
BONY for the period applicable for the advance plus 0.4% or (2) a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2007, 2006 and 2005, respectively. Additionally, there were no amounts payable to BONY at December 31,
2007 and 2006.

The Company maintains a line of credit agreement with Svenska Handelsbanken
(“Svenska”). Under this agreement, the Company can borrow up to $30 from Svenska.
Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100. Under this agreement, the
Company incurred minimal interest expense for the years ended December 31, 2007 or
2006. There were no amounts payable to Svenska at December 31, 2007 and 2006. The
Company did not have this agreement in 2005.

The Company maintains a line of credit agreement with PNC Bank. Under this agreement, the Company can borrow up to $30. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at any time to ING AIH and its affiliates of $100. Under this agreement, the Company incurred no interest expense for the years ended December 31, 2007, 2006 and 2005. There were no amounts payable to
PNC Bank at December 31, 2007 and 2006.

The Company maintains a reciprocal loan agreement with ING AIH to facilitate the handling of unusual and/or unanticipated short term cash requirements. Under this agreement, which expires January 31, 2007, the Company and ING AIH can borrow up to 5% of the Company’s net admitted assets as of December 31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING
AIH’s cost of funds for the interest period plus 0.15% . Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. The receivable for these loans are reported as an asset in other invested assets. The payable is recorded in borrowed money.

37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

Under this agreement, the Company incurred no interest expense for the year ended
December 31, 2007.

The Company had no borrowings during 2007. The Company borrowed $290.0 and repaid $290.0 in 2006 and borrowed $530.2 and repaid $530.2 in 2005. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions. There was no interest paid on borrowed money during 2007 and interest paid was immaterial during
2006 and 2005, respectively.

The Company is the beneficiary of letters of credit totaling $30.2; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2007 and 2006.

15. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Total fees under the agreement were approximately
$2.4, $2.6, and $2.6 for the years ended December 31, 2007, 2006 and 2005, respectively.

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, ING North America Insurance (“INAIC”) and ING Financial
Advisers, LLC (“ING FA”) whereby the affiliated insurers, INAIC and ING FA provide certain administrative, management, professional, advisory, consulting and other services to the Company. The total expenses incurred for all of these services was $51.2, $52.6 and $39.6 for the years ended December 31, 2007, 2006 and 2005, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue
Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns.

Reinsurance: During 2007, the Company ceded premium and ceded reserves to ReliaStar of $42.8 and $46.2, respectively. The amount of insurance inforce ceded to ReliaStar

38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK Notes to Financial Statements - Statutory Basis December 31, 2007 (Dollar amounts in millions, unless otherwise stated)

was $278.6 at December 31, 2007. The Company realized a deferred gain after tax of $41.4 on the transaction.

16.	Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this liability to be $0.2 and $0.1 as of December 31, 2007 and 2006, respectively, and has recorded a liability in accounts payable and accrued expenses on the balance sheets. The Company has also recorded an asset in other assets on the balance sheets of $0.2 and $0.2 as of December 31, 2007 and 2006, respectively, for future credits to premium taxes for assessments already paid.

17.	Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing		Type of	Type of	Total Direct
General Agent or Third	Exclusive	Business	Authority	Premiums
Party Administrator	Contract	Written	Granted	Written

(In Thousands)
ReliaStar Record Keeping	Yes	Group Annuity	Payment	$ 32,814

The aggregate amount of premiums written through managing general agents or third party administrators during 2007 is $33.7.

39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements - Statutory Basis
December 31, 2007
(Dollar amounts in millions, unless otherwise stated)

18. Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2007	2006

	(In Thousands)
Balance at January 1	$ 11,972	$ 7,350
Less reinsurance recoverables	832	3,624

Net balance at January 1	11,140	3,726

Incurred related to:
Current year	21,510	17,452
Prior years	7,054	(2,543)

Total incurred	28,564	14,909

Paid related to:
Current year	10,124	5,989
Prior years	16,731	1,506

Total paid	26,855	7,495

Net balance at December 31	12,849	11,140
Plus reinsurance recoverables	1,090	832

Balance at December 31	$ 13,939	$ 11,972

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the Balance Sheets.

40

FINANCIAL STATEMENTS ReliaStar Life Insurance Company of New York Separate Account NY-B Year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Financial Statements Year ended December 31, 2007

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Financial Statements Year ended December 31, 2007

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”) as of
December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING BlackRock Large Cap Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class
ING EquitiesPlus Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING FMRSM Large Cap Growth Portfolio - Service Class
ING FMRSM Mid Cap Growth Portfolio - Service Class
ING Focus 5 Portfolio - Service Class
ING Franklin Income Portfolio - Service Class
ING Franklin Mutual Shares Portfolio - Service Class
ING Franklin Templeton Founding Strategy Portfolio - Service
Class
ING Global Real Estate Portfolio - Service Class
ING Global Resources Portfolio - Service Class
ING Global Technology Portfolio - Service Class
ING International Growth Opportunities Portfolio - Service Class
ING Janus Contrarian Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service Class

ING Investors Trust (continued):
ING LifeStyle Moderate Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING MarketPro Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Van Kampen Global Franchise Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING VP Index Plus International Equity Portfolio - Service Class
ING Wells Fargo Disciplined Value Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class
ING Columbia Small Cap Value II Portfolio - Service Class
ING Davis New York Venture Portfolio - Service Class
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
ING JPMorgan International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Neuberger Berman Regency Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Templeton Foreign Equity Portfolio - Service Class
ING Thornburg Value Portfolio - Initial Class

ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING GET U.S. Core Portfolio - Series 12
ING GET U.S. Core Portfolio - Series 13
ING GET U.S. Core Portfolio - Series 14
ING VP Global Equity Dividend Portfolio
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S

ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio
Legg Mason Partners Variable Investors Portfolio
Legg Mason Partners Variable Large Cap Value Portfolio
Legg Mason Partners Variable Lifestyle Allocation 50%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class
Pioneer Variable Contracts Trust:
Pioneer Equity-Income VCT Portfolio - Class II
Pioneer Small Cap Value VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
ProFund VP Small-Cap

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of
New York Separate Account NY-B at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 21, 2008

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

					ING
		Columbia Small	Fidelity® VIP	Fidelity® VIP	AllianceBernstein
	AIM V.I.	Cap Value	Equity-Income	Contrafund®	Mid Cap Growth
	Leisure Fund -	Fund, Variable	Portfolio -	Portfolio -	Portfolio - Service
	Series I Shares	Series - Class B	Service Class 2	Service Class 2	Class

Assets
Investments in mutual funds
at fair value	$ 295	$ 1,339	$ 6,472	$ 19,976	$ 3,393
Total assets	295	1,339	6,472	19,976	3,393

Liabilities
Payable to related parties	-	-	-	1	-

Total liabilities	-	-	-	1	-

Net assets	$ 295	$ 1,339	$ 6,472	$ 19,975	$ 3,393

Total number of mutual fund shares	23,247	74,333	274,582	727,462	193,337

Cost of mutual fund shares	$ 288	$ 1,383	$ 7,026	$ 22,502	$ 3,448

The accompanying notes are an integral part of these financial statements. 3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

				ING BlackRock
		ING American	ING American	Large Cap	ING BlackRock
	ING American Funds Growth-		Funds	Growth	Large Cap
	Funds Growth	Income	International	Portfolio -	Value Portfolio
	Portfolio	Portfolio	Portfolio	Service Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 42,615	$ 27,025	$ 25,142	$ 1,193	$ 654
Total assets	42,615	27,025	25,142	1,193	654

Liabilities
Payable to related parties	2	1	1	-	-

Total liabilities	2	1	1	-	-

Net assets	$ 42,613	$ 27,024	$ 25,141	$ 1,193	$ 654

Total number of mutual fund shares	599,202	606,622	957,435	96,726	46,645

Cost of mutual fund shares	$ 37,863	$ 25,234	$ 20,832	$ 1,173	$ 633

The accompanying notes are an integral part of these financial statements. 4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Capital
	Guardian U.S.	ING	ING Evergreen	ING Evergreen	ING FMRSM
	Equities	EquitiesPlus	Health Sciences	Omega	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,233	$ 194	$ 3,819	$ 157	$ 8,841

Total assets	1,233	194	3,819	157	8,841

Liabilities
Payable to related parties	-	-	-	-	1

Total liabilities	-	-	-	-	1

Net assets	$ 1,233	$ 194	$ 3,819	$ 157	$ 8,840

Total number of mutual fund shares	108,997	18,969	300,204	12,251	580,143

Cost of mutual fund shares	$ 1,302	$ 197	$ 3,462	$ 154	$ 8,220

The accompanying notes are an integral part of these financial statements. 5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING FMRSM	ING FMRSM
	Large Cap	Mid Cap		ING Franklin	ING Franklin
	Growth	Growth	ING Focus 5	Income	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 634	$ 2,921	$ 459	$ 9,530	$ 4,655
Total assets	634	2,921	459	9,530	4,655

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 634	$ 2,921	$ 459	$ 9,530	$ 4,655

Total number of mutual fund shares	56,419	230,182	44,061	851,642	481,900

Cost of mutual fund shares	$ 610	$ 3,140	$ 458	$ 9,635	$ 4,653

The accompanying notes are an integral part of these financial statements. 6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Franklin				ING
	Templeton				International
	Founding	ING Global	ING Global	ING Global	Growth
	Strategy	Real Estate	Resources	Technology	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 5,721	$ 3,556	$ 7,494	$ 1,089	$ 312
Total assets	5,721	3,556	7,494	1,089	312

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 5,721	$ 3,556	$ 7,494	$ 1,089	$ 312

Total number of mutual fund shares	589,769	294,597	286,138	141,976	30,119

Cost of mutual fund shares	$ 5,807	$ 3,933	$ 6,576	$ 1,077	$ 272

The accompanying notes are an integral part of these financial statements. 7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING JPMorgan		ING JPMorgan
	ING Janus	Emerging	ING JPMorgan	Value	ING Julius Baer
	Contrarian	Markets Equity Small Cap Core Opportunities			Foreign
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,497	$ 14,049	$ 6,395	$ 1,739	$ 15,185
Total assets	7,497	14,049	6,395	1,739	15,185

Liabilities
Payable to related parties	1	1	-	-	-

Total liabilities	1	1	-	-	-

Net assets	$ 7,496	$ 14,048	$ 6,395	$ 1,739	$ 15,185

Total number of mutual fund shares	423,571	524,603	481,925	148,003	825,734

Cost of mutual fund shares	$ 7,134	$ 10,559	$ 6,628	$ 1,731	$ 13,670

The accompanying notes are an integral part of these financial statements. 8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING LifeStyle		ING LifeStyle
	ING Legg	Aggressive	ING LifeStyle	Moderate	ING LifeStyle
	Mason Value	Growth	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,220	$ 27,986	$ 59,327	$ 60,552	$ 28,695
Total assets	7,220	27,986	59,327	60,552	28,695

Liabilities
Payable to related parties	-	2	4	3	1

Total liabilities	-	2	4	3	1

Net assets	$ 7,220	$ 27,984	$ 59,323	$ 60,549	$ 28,694

Total number of mutual fund shares	690,205	2,004,712	4,388,086	4,679,462	2,284,644

Cost of mutual fund shares	$ 7,309	$ 27,366	$ 57,048	$ 57,663	$ 27,751

The accompanying notes are an integral part of these financial statements. 9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING Lord		ING Marsico
	ING Limited		Abbett	ING Marsico	International
	Maturity Bond	ING Liquid	Affiliated	Growth	Opportunities
	Portfolio -	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 513	$ 25,977	$ 482	$ 8,519	$ 5,453
Total assets	513	25,977	482	8,519	5,453

Liabilities
Payable to related parties	-	1	-	1	-

Total liabilities	-	1	-	1	-

Net assets	$ 513	$ 25,976	$ 482	$ 8,518	$ 5,453

Total number of mutual fund shares	46,128	25,976,816	37,986	450,017	319,832

Cost of mutual fund shares	$ 525	$ 25,977	$ 468	$ 7,879	$ 4,531

The accompanying notes are an integral part of these financial statements. 10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING
	ING MFS Total	ING MFS	Oppenheimer	ING PIMCO	ING PIMCO
	Return	Utilities	Main Street	Core Bond	High Yield
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 11,494	$ 7,122	$ 8,171	$ 9,568	$ 6,521
Total assets	11,494	7,122	8,171	9,568	6,521

Liabilities
Payable to related parties	1	-	1	-	-

Total liabilities	1	-	1	-	-

Net assets	$ 11,493	$ 7,122	$ 8,170	$ 9,568	$ 6,521

Total number of mutual fund shares	630,503	399,223	398,974	834,192	659,353

Cost of mutual fund shares	$ 11,496	$ 5,806	$ 7,718	$ 9,075	$ 6,690

The accompanying notes are an integral part of these financial statements. 11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING T. Rowe	ING T. Rowe
		ING Pioneer	Price Capital	Price Equity	ING Templeton
	ING Pioneer	Mid Cap Value	Appreciation	Income	Global Growth
	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 270	$ 5,563	$ 18,487	$ 10,340	$ 8,903
Total assets	270	5,563	18,487	10,340	8,903

Liabilities
Payable to related parties	-	-	1	-	-

Total liabilities	-	-	1	-	-

Net assets	$ 270	$ 5,563	$ 18,486	$ 10,340	$ 8,903

Total number of mutual fund shares	20,555	451,528	748,778	679,341	618,675

Cost of mutual fund shares	$ 262	$ 5,419	$ 19,263	$ 9,974	$ 9,031

The accompanying notes are an integral part of these financial statements. 12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Van
		ING Van	ING Van	Kampen
	ING UBS U.S.	Kampen	Kampen Global	Growth and	ING Van
	Allocation	Capital Growth	Franchise	Income	Kampen Real
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 602	$ 383	$ 5,000	$ 2,583	$ 6,415
Total assets	602	383	5,000	2,583	6,415

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 602	$ 383	$ 5,000	$ 2,583	$ 6,415

Total number of mutual fund shares	59,376	27,488	294,644	96,250	225,809

Cost of mutual fund shares	$ 584	$ 319	$ 4,740	$ 2,468	$ 8,004

The accompanying notes are an integral part of these financial statements. 13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP Index	ING Wells	ING Wells	ING Baron	ING Columbia
	Plus	Fargo	Fargo Small	Small Cap	Small Cap
	International	Disciplined	Cap Disciplined	Growth	Value II
	Equity Portfolio	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	- Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 2,399	$ 2,306	$ 359	$ 6,905	$ 2,404
Total assets	2,399	2,306	359	6,905	2,404

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 2,399	$ 2,306	$ 359	$ 6,905	$ 2,404

Total number of mutual fund shares	169,879	136,235	32,696	355,006	230,227

Cost of mutual fund shares	$ 2,332	$ 2,241	$ 364	$ 6,439	$ 2,378

The accompanying notes are an integral part of these financial statements. 14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Legg
				Mason Partners	ING Neuberger
	ING Davis New	ING JPMorgan	ING JPMorgan	Aggressive	Berman
	York Venture	International	Mid Cap Value	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,334	$ 5,253	$ 827	$ 1,800	$ 923
Total assets	6,334	5,253	827	1,800	923

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 6,334	$ 5,253	$ 827	$ 1,800	$ 923

Total number of mutual fund shares	310,638	300,004	52,766	37,839	82,045

Cost of mutual fund shares	$ 6,200	$ 5,038	$ 754	$ 1,763	$ 899

The accompanying notes are an integral part of these financial statements. 15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING Neuberger
	Berman	ING	ING	ING T. Rowe	ING Templeton
	Regency	Oppenheimer	Oppenheimer	Price Growth	Foreign Equity
	Portfolio -	Global Portfolio	Global Portfolio	Equity Portfolio	Portfolio -
	Service Class	- Initial Class	- Service Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 292	$ 267	$ 10,071	$ 201	$ 3,853
Total assets	292	267	10,071	201	3,853

Liabilities
Payable to related parties	-	-	1	-	-

Total liabilities	-	-	1	-	-

Net assets	$ 292	$ 267	$ 10,070	$ 201	$ 3,853

Total number of mutual fund shares	27,022	15,800	611,856	3,283	282,675

Cost of mutual fund shares	$ 307	$ 202	$ 9,545	$ 200	$ 3,764

The accompanying notes are an integral part of these financial statements. 16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING UBS U.S.	ING Van	ING Van
		ING UBS U.S.	Small Cap	Kampen	Kampen Equity
	ING Thornburg	Large Cap	Growth	Comstock	and Income
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 3	$ 657	$ 43	$ 5,040	$ 1,047
Total assets	3	657	43	5,040	1,047

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 3	$ 657	$ 43	$ 5,040	$ 1,047

Total number of mutual fund shares	93	62,695	4,511	403,521	27,925

Cost of mutual fund shares	$ 3	$ 581	$ 44	$ 5,133	$ 1,044

The accompanying notes are an integral part of these financial statements. 17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING VP	ING VP
	Growth and	Growth and
	Income	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -
	I	S	Series 1	Series 2	Series 3

Assets
Investments in mutual funds
at fair value	$ 2,002	$ 5	$ 3,256	$ 5,269	$ 2,707
Total assets	2,002	5	3,256	5,269	2,707

Liabilities
Payable to related parties	-	-	-	1	-

Total liabilities	-	-	-	1	-

Net assets	$ 2,002	$ 5	$ 3,256	$ 5,268	$ 2,707

Total number of mutual fund shares	80,856	222	314,272	509,076	255,823

Cost of mutual fund shares	$ 2,000	$ 5	$ 3,146	$ 5,088	$ 2,548

The accompanying notes are an integral part of these financial statements. 18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 4	Series 5	Series 6	Series 7	Series 8

Assets
Investments in mutual funds
at fair value	$ 3,017	$ 3,685	$ 1,596	$ 3,187	$ 647
Total assets	3,017	3,685	1,596	3,187	647

Liabilities
Payable to related parties	1	-	-	-	-

Total liabilities	1	-	-	-	-

Net assets	$ 3,016	$ 3,685	$ 1,596	$ 3,187	$ 647

Total number of mutual fund shares	285,460	347,977	150,604	296,749	60,247

Cost of mutual fund shares	$ 2,872	$ 3,512	$ 1,522	$ 2,999	$ 610

The accompanying notes are an integral part of these financial statements. 19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 9	Series 10	Series 11	Series 12	Series 13

Assets
Investments in mutual funds
at fair value	$ 252	$ 995	$ 258	$ 62	$ 740
Total assets	252	995	258	62	740

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 252	$ 995	$ 258	$ 62	$ 740

Total number of mutual fund shares	23,302	91,460	24,620	5,504	69,829

Cost of mutual fund shares	$ 236	$ 925	$ 255	$ 56	$ 715

The accompanying notes are an integral part of these financial statements. 20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

			ING VP Index	ING VP Index	ING VP Index
	ING GET U.S.	ING VP Global	Plus LargeCap	Plus MidCap	Plus SmallCap
	Core Portfolio -	Equity Dividend	Portfolio - Class	Portfolio - Class	Portfolio - Class
	Series 14	Portfolio	S	S	S

Assets
Investments in mutual funds
at fair value	$ 10,462	$ 283	$ 5,607	$ 7,247	$ 6,353
Total assets	10,462	283	5,607	7,247	6,353

Liabilities
Payable to related parties	1	-	-	1	-

Total liabilities	1	-	-	1	-

Net assets	$ 10,461	$ 283	$ 5,607	$ 7,246	$ 6,353

Total number of mutual fund shares	1,004,997	33,682	311,671	399,732	423,235

Cost of mutual fund shares	$ 10,249	$ 262	$ 5,088	$ 7,308	$ 7,049

The accompanying notes are an integral part of these financial statements. 21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Assets and Liabilities December 31, 2007 (Dollars in thousands)

		ING VP	ING VP	ING VP
	ING VP Value	Financial	MidCap	SmallCap	ING VP
	Opportunity	Services	Opportunities	Opportunities	Balanced
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	S	S	S

Assets
Investments in mutual funds
at fair value	$ 155	$ 1,183	$ 56	$ 633	$ 247
Total assets	155	1,183	56	633	247

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 155	$ 1,183	$ 56	$ 633	$ 247

Total number of mutual fund shares	9,751	109,869	5,497	29,178	17,191

Cost of mutual fund shares	$ 133	$ 1,385	$ 35	$ 536	$ 238

The accompanying notes are an integral part of these financial statements. 22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Legg Mason
Partners
		Variable	Legg Mason	Legg Mason	Legg Mason
	ING VP	International	Partners	Partners	Partners
	Intermediate	All Cap	Variable	Variable	Variable
	Bond Portfolio -	Opportunity	Investors	Lifestyle	Lifestyle
	Class S	Portfolio	Portfolio	Allocation 50%	Allocation 70%

Assets
Investments in mutual funds
at fair value	$ 8,008	$ 199	$ 603	$ 1,982	$ 856
Total assets	8,008	199	603	1,982	856

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 8,008	$ 199	$ 603	$ 1,982	$ 856

Total number of mutual fund shares	609,471	22,197	36,487	160,607	75,178

Cost of mutual fund shares	$ 8,039	$ 306	$ 637	$ 1,813	$ 739

The accompanying notes are an integral part of these financial statements. 23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	Legg Mason	Legg Mason	Legg Mason	Oppenheimer
	Partners	Partners	Partners	Main Street	Pioneer Equity-
	Variable	Variable High	Variable Money	Small Cap	Income VCT
	Lifestyle	Income	Market	Fund®/VA -	Portfolio - Class
	Allocation 85%	Portfolio	Portfolio	Service Class	II

Assets
Investments in mutual funds
at fair value	$ 399	$ 176	$ 146	$ 47	$ 47
Total assets	399	176	146	47	47

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 399	$ 176	$ 146	$ 47	$ 47

Total number of mutual fund shares	29,529	26,315	145,984	2,618	1,959

Cost of mutual fund shares	$ 373	$ 182	$ 146	$ 47	$ 47

The accompanying notes are an integral part of these financial statements. 24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Pioneer Small
	Cap Value VCT			ProFund VP
	Portfolio - Class	ProFund VP	ProFund VP	Rising Rates	ProFund VP
	II	Bull	Europe 30	Opportunity	Small-Cap

Assets
Investments in mutual funds
at fair value	$ 163	$ 108	$ 137	$ 413	$ 332
Total assets	163	108	137	413	332

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 163	$ 108	$ 137	$ 413	$ 332

Total number of mutual fund shares	12,678	3,490	3,856	22,325	10,809

Cost of mutual fund shares	$ 206	$ 101	$ 112	$ 451	$ 371

The accompanying notes are an integral part of these financial statements. 25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		Columbia Small	Fidelity® VIP	Fidelity® VIP
	AIM V.I.	Cap Value	Equity-Income	Contrafund®	Mutual Shares
	Leisure Fund -	Fund, Variable	Portfolio -	Portfolio -	Securities Fund
	Series I Shares	Series - Class B	Service Class 2	Service Class 2	- Class 2

Net investment income (loss)
Income:
Dividends	$ 5	$ 4	$ 107	$ 141	$ 37
Total investment income	5	4	107	141	37
Expenses:
Mortality, expense risk
and other charges	6	22	98	246	21
Annual administrative charges	-	-	1	2	-
Contingent deferred sales charges	-	-	3	3	-
Other contract charges	1	8	17	63	6
Total expenses	7	30	119	314	27
Net investment income (loss)	(2)	(26)	(12)	(173)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	12	203	435	(70)
Capital gains distributions	18	148	539	4,821	90
Total realized gain (loss) on investments
and capital gains distributions	32	160	742	5,256	20
Net unrealized appreciation
(depreciation) of investments	(36)	(197)	(781)	(2,899)	(50)
Net realized and unrealized gain (loss)
on investments	(4)	(37)	(39)	2,357	(30)
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ (63)	$ (51)	$ 2,184	$ (20)

The accompanying notes are an integral part of these financial statements. 26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING				ING BlackRock
	AllianceBernstein		ING American	ING American	Large Cap
	Mid Cap Growth	ING American	Funds Growth-	Funds	Growth
	Portfolio - Service	Funds Growth	Income	International	Portfolio -
	Class	Portfolio	Portfolio	Portfolio	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 86	$ 236	$ 165	$ -

Total investment income	-	86	236	165	-
Expenses:
Mortality, expense risk
and other charges	42	536	379	293	12
Annual administrative charges	-	3	2	2	-
Contingent deferred sales charges	-	5	4	3	-
Other contract charges	12	183	133	100	4
Total expenses	54	727	518	398	16
Net investment income (loss)	(54)	(641)	(282)	(233)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	64	772	579	392	24
Capital gains distributions	180	258	475	299	-

Total realized gain (loss) on investments
and capital gains distributions	244	1,030	1,054	691	24
Net unrealized appreciation
(depreciation) of investments	9	2,202	(404)	2,294	2
Net realized and unrealized gain (loss)
on investments	253	3,232	650	2,985	26
Net increase (decrease) in net assets
resulting from operations	$ 199	$ 2,591	$ 368	$ 2,752	$ 10

The accompanying notes are an integral part of these financial statements. 27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING Capital	ING Capital
	ING BlackRock	Guardian	Guardian U.S.	ING	ING Evergreen
	Large Cap	Small/Mid Cap	Equities	EquitiesPlus	Health Sciences
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 3	$ 6	$ 6	$ 4
Total investment income	2	3	6	6	4
Expenses:
Mortality, expense risk
and other charges	10	10	16	3	46
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	3	1	3	-	16

Total expenses	13	11	19	3	62
Net investment income (loss)	(11)	(8)	(13)	3	(58)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	612	24	4	86
Capital gains distributions	21	-	90	9	108

Total realized gain (loss) on investments
and capital gains distributions	27	612	114	13	194
Net unrealized appreciation
(depreciation) of investments	(6)	(457)	(144)	(15)	64
Net realized and unrealized gain (loss)
on investments	21	155	(30)	(2)	258
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 147	$ (43)	$ 1	$ 200

The accompanying notes are an integral part of these financial statements. 28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING FMRSM	ING FMRSM
		ING FMRSM	Large Cap	Mid Cap
	ING Evergreen	Diversified Mid	Growth	Growth	ING Focus 5
	Omega Portfolio	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 11	$ -	$ -	$ 2

Total investment income	-	11	-	-	2
Expenses:
Mortality, expense risk
and other charges	2	124	9	44	1
Annual administrative charges	-	1	-	1	-
Contingent deferred sales charges	-	1	-	1	-
Other contract charges	-	36	1	9	-

Total expenses	2	162	10	55	1
Net investment income (loss)	(2)	(151)	(10)	(55)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	373	8	(98)	1
Capital gains distributions	1	36	-	-	1

Total realized gain (loss) on investments
and capital gains distributions	12	409	8	(98)	2
Net unrealized appreciation
(depreciation) of investments	(1)	553	15	142	1
Net realized and unrealized gain (loss)
on investments	11	962	23	44	3
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 811	$ 13	$ (11)	$ 4

The accompanying notes are an integral part of these financial statements. 29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
	SEPARATE ACCOUNT NY-B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global	ING Global
	Income	Mutual Shares	Strategy	Real Estate	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 67	$ -	$ -	$ 96	$ 1

Total investment income	67	-	-	96	1
Expenses:
Mortality, expense risk
and other charges	98	26	26	50	72
Annual administrative charges	1	-	-	-	1
Contingent deferred sales charges	1	-	-	-	-
Other contract charges	31	7	5	16	25

Total expenses	131	33	31	66	98
Net investment income (loss)	(64)	(33)	(31)	30	(97)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	144	(4)	(1)	292	99
Capital gains distributions	9	2	-	2	444

Total realized gain (loss) on investments
and capital gains distributions	153	(2)	(1)	294	543
Net unrealized appreciation
(depreciation) of investments	(250)	2	(86)	(669)	840
Net realized and unrealized gain (loss)
on investments	(97)	-	(87)	(375)	1,383

Net increase (decrease) in net assets
resulting from operations	$ (161)	$ (33)	$ (118)	$ (345)	$ 1,286

The accompanying notes are an integral part of these financial statements. 30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
	SEPARATE ACCOUNT NY-B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

		ING
		International		ING JPMorgan
	ING Global	Growth	ING Janus	Emerging	ING JPMorgan
	Technology	Opportunities	Contrarian	Markets Equity Small Cap Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ -	$ 94	$ 9

Total investment income	-	3	-	94	9
Expenses:
Mortality, expense risk
and other charges	7	4	64	146	108
Annual administrative charges	-	-	1	1	1
Contingent deferred sales charges	-	-	-	1	1
Other contract charges	2	-	16	53	39

Total expenses	9	4	81	201	149
Net investment income (loss)	(9)	(1)	(81)	(107)	(140)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	1	123	477	185
Capital gains distributions	5	53	84	22	383
Total realized gain (loss) on investments
and capital gains distributions	14	54	207	499	568
Net unrealized appreciation
(depreciation) of investments	11	(8)	271	2,474	(688)
Net realized and unrealized gain (loss)
on investments	25	46	478	2,973	(120)
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 45	$ 397	$ 2,866	$ (260)

The accompanying notes are an integral part of these financial statements. 31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING JPMorgan		ING Legg		ING LifeStyle
	Value	ING Julius Baer	Mason Partners	ING Legg	Aggressive
	Opportunities	Foreign	All Cap	Mason Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 22	$ 8	$ 37	$ -	$ 139

Total investment income	22	8	37	-	139
Expenses:
Mortality, expense risk
and other charges	27	164	12	109	338
Annual administrative charges	-	1	-	1	4
Contingent deferred sales charges	-	1	-	1	14
Other contract charges	7	59	1	37	132
Total expenses	34	225	13	148	488
Net investment income (loss)	(12)	(217)	24	(148)	(349)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	90	332	304	101	583
Capital gains distributions	102	655	239	87	854
Total realized gain (loss) on investments
and capital gains distributions	192	987	543	188	1,437
Net unrealized appreciation
(depreciation) of investments	(236)	504	(441)	(659)	(1,203)
Net realized and unrealized gain (loss)
on investments	(44)	1,491	102	(471)	234
Net increase (decrease) in net assets
resulting from operations	$ (56)	$ 1,274	$ 126	$ (619)	$ (115)

The accompanying notes are an integral part of these financial statements. 32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING LifeStyle
	ING LifeStyle	Moderate	ING LifeStyle	ING Limited
	Growth	Growth	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 413	$ 596	$ 280	$ 11	$ 683
Total investment income	413	596	280	11	683
Expenses:
Mortality, expense risk
and other charges	712	753	319	8	231
Annual administrative charges	6	5	2	-	5
Contingent deferred sales charges	12	10	10	1	220
Other contract charges	271	247	90	-	44

Total expenses	1,001	1,015	421	9	500
Net investment income (loss)	(588)	(419)	(141)	2	183

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	536	377	331	(19)	-
Capital gains distributions	1,080	1,094	341	-	-

Total realized gain (loss) on investments
and capital gains distributions	1,616	1,471	672	(19)	-
Net unrealized appreciation
(depreciation) of investments	(882)	(197)	(112)	41	-

Net realized and unrealized gain (loss)
on investments	734	1,274	560	22	-

Net increase (decrease) in net assets
resulting from operations	$ 146	$ 855	$ 419	$ 24	$ 183

The accompanying notes are an integral part of these financial statements. 33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Lord			ING Marsico
	Abbett		ING Marsico	International
	Affiliated	ING MarketPro	Growth	Opportunities ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Return Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 8	$ 17	$ -	$ 45	$ 306

Total investment income	8	17	-	45	306
Expenses:
Mortality, expense risk
and other charges	7	11	114	69	173
Annual administrative charges	-	-	1	1	2
Contingent deferred sales charges	-	-	-	1	4
Other contract charges	2	3	24	21	36
Total expenses	9	14	139	92	215

Net investment income (loss)	(1)	3	(139)	(47)	91

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	15	(77)	(566)	225	218
Capital gains distributions	12	115	-	270	572

Total realized gain (loss) on investments
and capital gains distributions	27	38	(566)	495	790
Net unrealized appreciation
(depreciation) of investments	(14)	(10)	1,580	222	(683)
Net realized and unrealized gain (loss)
on investments	13	28	1,014	717	107
Net increase (decrease) in net assets
resulting from operations	$ 12	$ 31	$ 875	$ 670	$ 198

The accompanying notes are an integral part of these financial statements. 34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING
	ING MFS	Oppenheimer	ING PIMCO	ING PIMCO
	Utilities	Main Street	Core Bond	High Yield	ING Pioneer
	Portfolio -	Portfolio® -	Portfolio -	Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 37	$ 56	$ 241	$ 341	$ 2
Total investment income	37	56	241	341	2
Expenses:
Mortality, expense risk
and other charges	78	101	117	81	3
Annual administrative charges	-	1	1	1	-
Contingent deferred sales charges	-	3	-	-	-
Other contract charges	26	19	30	22	1
Total expenses	104	124	148	104	4
Net investment income (loss)	(67)	(68)	93	237	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	252	(141)	(11)	(7)	2
Capital gains distributions	164	-	-	24	4

Total realized gain (loss) on investments
and capital gains distributions	416	(141)	(11)	17	6
Net unrealized appreciation
(depreciation) of investments	770	229	430	(218)	(3)
Net realized and unrealized gain (loss)
on investments	1,186	88	419	(201)	3
Net increase (decrease) in net assets
resulting from operations	$ 1,119	$ 20	$ 512	$ 36	$ 1

The accompanying notes are an integral part of these financial statements. 35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Equity	ING Templeton	ING UBS U.S.
	Mid Cap Value	Appreciation	Income	Global Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 24	$ 271	$ 108	$ 78	$ 12
Total investment income	24	271	108	78	12
Expenses:
Mortality, expense risk
and other charges	74	218	136	108	10
Annual administrative charges	-	1	1	1	-
Contingent deferred sales charges	1	3	2	1	-
Other contract charges	26	79	41	28	1
Total expenses	101	301	180	138	11
Net investment income (loss)	(77)	(30)	(72)	(60)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	78	115	170	228	11
Capital gains distributions	240	1,474	286	173	47
Total realized gain (loss) on investments
and capital gains distributions	318	1,589	456	401	58
Net unrealized appreciation
(depreciation) of investments	(191)	(1,413)	(405)	(448)	(58)
Net realized and unrealized gain (loss)
on investments	127	176	51	(47)	-

Net increase (decrease) in net assets
resulting from operations	$ 50	$ 146	$ (21)	$ (107)	$ 1

The accompanying notes are an integral part of these financial statements. 36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
	SEPARATE ACCOUNT NY-B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

			ING Van
	ING Van	ING Van	Kampen		ING VP Index
	Kampen Capital	Kampen Global	Growth and	ING Van	Plus
	Growth	Franchise	Income	Kampen Real	International
	Portfolio -	Portfolio -	Portfolio -	Estate Portfolio	Equity Portfolio
	Service Class	Service Class	Service Class	- Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 36	$ 74	$ -

Total investment income	-	-	36	74	-
Expenses:
Mortality, expense risk
and other charges	6	51	36	102	25
Annual administrative charges	-	-	1	1	-
Contingent deferred sales charges	-	-	-	1	-
Other contract charges	2	16	6	34	10
Total expenses	8	67	43	138	35
Net investment income (loss)	(8)	(67)	(7)	(64)	(35)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	19	93	39	36
Capital gains distributions	14	84	156	682	6
Total realized gain (loss) on investments
and capital gains distributions	24	103	249	721	42
Net unrealized appreciation
(depreciation) of investments	50	149	(226)	(2,311)	26
Net realized and unrealized gain (loss)
on investments	74	252	23	(1,590)	68
Net increase (decrease) in net assets
resulting from operations	$ 66	$ 185	$ 16	$ (1,654)	$ 33

The accompanying notes are an integral part of these financial statements. 37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Wells	ING Wells	ING Baron	ING Columbia
	Fargo	Fargo Small	Small Cap	Small Cap	ING Davis New
	Disciplined	Cap Disciplined	Growth	Value II	York Venture
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 26	$ -	$ -	$ 2	$ 11

Total investment income	26	-	-	2	11
Expenses:
Mortality, expense risk
and other charges	35	6	81	26	65
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	1	-	-
Other contract charges	9	2	30	9	23
Total expenses	44	8	112	35	88
Net investment income (loss)	(18)	(8)	(112)	(33)	(77)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	7	128	16	22
Capital gains distributions	-	-	-	-	17

Total realized gain (loss) on investments
and capital gains distributions	29	7	128	16	39
Net unrealized appreciation
(depreciation) of investments	(142)	(22)	122	(28)	35
Net realized and unrealized gain (loss)
on investments	(113)	(15)	250	(12)	74
Net increase (decrease) in net assets
resulting from operations	$ (131)	$ (23)	$ 138	$ (45)	$ (3)

The accompanying notes are an integral part of these financial statements. 38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
	SEPARATE ACCOUNT NY-B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

					ING Legg
	ING	ING			Mason Partners
	Fundamental	Fundamental	ING JPMorgan ING JPMorgan		Aggressive
	Research	Research	International	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 41	$ -	$ 83	$ 5	$ -

Total investment income	41	-	83	5	-
Expenses:
Mortality, expense risk
and other charges	26	-	67	14	24
Annual administrative charges	1	-	1	-	-
Contingent deferred sales charges	-	-	1	-	-
Other contract charges	-	-	15	2	8

Total expenses	27	-	84	16	32

Net investment income (loss)	14	-	(1)	(11)	(32)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(99)	-	342	41	28
Capital gains distributions	227	1	-	42	-

Total realized gain (loss) on investments
and capital gains distributions	128	1	342	83	28
Net unrealized appreciation
(depreciation) of investments	(83)	-	(99)	(65)	(77)

Net realized and unrealized gain (loss)
on investments	45	1	243	18	(49)
Net increase (decrease) in net assets
resulting from operations	$ 59	$ 1	$ 242	$ 7	$ (81)

The accompanying notes are an integral part of these financial statements. 39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Neuberger	ING Neuberger
	Berman	Berman	ING	ING	ING T. Rowe
	Partners	Regency	Oppenheimer	Oppenheimer	Price Growth
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio	Equity Portfolio
	Service Class	Service Class	- Initial Class	- Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ 2	$ 3	$ 99	$ -

Total investment income	2	2	3	99	-
Expenses:
Mortality, expense risk
and other charges	14	2	4	155	1
Annual administrative charges	-	-	-	1	-
Contingent deferred sales charges	2	-	-	3	-
Other contract charges	4	1	1	44	-

Total expenses	20	3	5	203	1
Net investment income (loss)	(18)	(1)	(2)	(104)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	2	7	560	(2)
Capital gains distributions	45	-	11	414	2

Total realized gain (loss) on investments
and capital gains distributions	57	2	18	974	-
Net unrealized appreciation
(depreciation) of investments	23	(17)	(3)	(476)	1
Net realized and unrealized gain (loss)
on investments	80	(15)	15	498	1
Net increase (decrease) in net assets
resulting from operations	$ 62	$ (16)	$ 13	$ 394	$ -

The accompanying notes are an integral part of these financial statements. 40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING UBS U.S.	ING Van
	ING Templeton		ING UBS U.S.	Small Cap	Kampen
	Foreign Equity ING Thornburg		Large Cap	Growth	Comstock
	Portfolio -	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	- Initial Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 29	$ -	$ 4	$ -	$ 61

Total investment income	29	-	4	-	61
Expenses:
Mortality, expense risk
and other charges	42	-	10	1	74
Annual administrative charges	-	-	-	-	1
Contingent deferred sales charges	1	-	-	-	1
Other contract charges	6	-	3	-	21

Total expenses	49	-	13	1	97

Net investment income (loss)	(20)	-	(9)	(1)	(36)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	164	3	14	1	50
Capital gains distributions	29	-	-	3	135

Total realized gain (loss) on investments
and capital gains distributions	193	3	14	4	185
Net unrealized appreciation
(depreciation) of investments	45	(2)	(10)	(2)	(421)
Net realized and unrealized gain (loss)
on investments	238	1	4	2	(236)
Net increase (decrease) in net assets
resulting from operations	$ 218	$ 1	$ (5)	$ 1	$ (272)

The accompanying notes are an integral part of these financial statements. 41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING Van	ING VP	ING VP
	Kampen Equity	Growth and	Growth and
	and Income	Income	Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio - Class	Portfolio - Class	Core Portfolio -	Core Portfolio -
	Service Class	I	S	Series 1	Series 2

Net investment income (loss)
Income:
Dividends	$ 13	$ 28	$ -	$ 84	$ 154

Total investment income	13	28	-	84	154
Expenses:
Mortality, expense risk
and other charges	10	4	-	69	112
Annual administrative charges	-	-	-	1	2
Contingent deferred sales charges	1	-	-	5	1
Other contract charges	3	-	-	-	-

Total expenses	14	4	-	75	115

Net investment income (loss)	(1)	24	-	9	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	2	-	22	17
Capital gains distributions	16	-	-	59	43

Total realized gain (loss) on investments
and capital gains distributions	32	2	-	81	60
Net unrealized appreciation
(depreciation) of investments	(32)	2	-	(30)	27

Net realized and unrealized gain (loss)
on investments	-	4	-	51	87

Net increase (decrease) in net assets
resulting from operations	$ (1)	$ 28	$ -	$ 60	$ 126

The accompanying notes are an integral part of these financial statements. 42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6	Series 7

Net investment income (loss)
Income:
Dividends	$ 75	$ 89	$ 66	$ 41	$ 89
Total investment income	75	89	66	41	89
Expenses:
Mortality, expense risk
and other charges	60	64	80	39	75
Annual administrative charges	1	1	1	-	-
Contingent deferred sales charges	1	1	2	3	-
Other contract charges	-	-	-	-	-

Total expenses	62	66	83	42	75
Net investment income (loss)	13	23	(17)	(1)	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	21	31	24	31	45
Capital gains distributions	1	69	171	91	116
Total realized gain (loss) on investments
and capital gains distributions	22	100	195	122	161
Net unrealized appreciation
(depreciation) of investments	46	(71)	(175)	(101)	(128)
Net realized and unrealized gain (loss)
on investments	68	29	20	21	33
Net increase (decrease) in net assets
resulting from operations	$ 81	$ 52	$ 3	$ 20	$ 47

The accompanying notes are an integral part of these financial statements. 43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12

Net investment income (loss)
Income:
Dividends	$ 15	$ 9	$ 18	$ 9	$ 1
Total investment income	15	9	18	9	1
Expenses:
Mortality, expense risk
and other charges	15	7	20	38	9
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	1	-
Other contract charges	-	-	-	-	-

Total expenses	15	7	20	39	9
Net investment income (loss)	-	2	(2)	(30)	(8)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	13	3	491	157
Capital gains distributions	29	9	20	5	2
Total realized gain (loss) on investments
and capital gains distributions	34	22	23	496	159
Net unrealized appreciation
(depreciation) of investments	(25)	(15)	(6)	(341)	(122)
Net realized and unrealized gain (loss)
on investments	9	7	17	155	37
Net increase (decrease) in net assets
resulting from operations	$ 9	$ 9	$ 15	$ 125	$ 29

The accompanying notes are an integral part of these financial statements. 44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

				ING VP Index	ING VP Index
	ING GET U.S.	ING GET U.S.	ING VP Global	Plus LargeCap	Plus MidCap
	Core Portfolio -	Core Portfolio -	Equity Dividend	Portfolio - Class	Portfolio - Class
	Series 13	Series 14	Portfolio	S	S

Net investment income (loss)
Income:
Dividends	$ 44	$ -	$ 14	$ 39	$ 33

Total investment income	44	-	14	39	33
Expenses:
Mortality, expense risk
and other charges	99	143	5	77	111
Annual administrative charges	-	2	-	1	1
Contingent deferred sales charges	-	-	-	1	1
Other contract charges	-	-	1	24	38

Total expenses	99	145	6	103	151
Net investment income (loss)	(55)	(145)	8	(64)	(118)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	247	7	24	138	52
Capital gains distributions	-	-	25	-	490

Total realized gain (loss) on investments
and capital gains distributions	247	7	49	138	542
Net unrealized appreciation
(depreciation) of investments	52	212	(52)	36	(275)
Net realized and unrealized gain (loss)
on investments	299	219	(3)	174	267
Net increase (decrease) in net assets
resulting from operations	$ 244	$ 74	$ 5	$ 110	$ 149

The accompanying notes are an integral part of these financial statements. 45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

			ING VP	ING VP	ING VP
	ING VP Index	ING VP Value	Financial	MidCap	SmallCap
	Plus SmallCap	Opportunity	Services	Opportunities	Opportunities
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	S	S	S

Net investment income (loss)
Income:
Dividends	$ 7	$ 2	$ 18	$ -	$ -

Total investment income	7	2	18	-	-
Expenses:
Mortality, expense risk
and other charges	102	3	18	1	10
Annual administrative charges	1	-	-	-	-
Contingent deferred sales charges	1	-	-	-	-
Other contract charges	34	-	7	-	3

Total expenses	138	3	25	1	13
Net investment income (loss)	(131)	(1)	(7)	(1)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	29	2	11	-	8
Capital gains distributions	587	-	71	-	-

Total realized gain (loss) on investments
and capital gains distributions	616	2	82	-	8
Net unrealized appreciation
(depreciation) of investments	(1,077)	-	(266)	11	50

Net realized and unrealized gain (loss)
on investments	(461)	2	(184)	11	58
Net increase (decrease) in net assets
resulting from operations	$ (592)	$ 1	$ (191)	$ 10	$ 45

The accompanying notes are an integral part of these financial statements. 46

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
	SEPARATE ACCOUNT NY-B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

			Legg Mason
			Partners
			Variable	Legg Mason	Legg Mason
	ING VP	ING VP	International	Partners	Partners
	Balanced	Intermediate	All Cap	Variable	Variable Large
	Portfolio - Class	Bond Portfolio -	Opportunity	Investors	Cap Value
	S	Class S	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 8	$ 283	$ 2	$ 8	$ 2
Total investment income	8	283	2	8	2
Expenses:
Mortality, expense risk
and other charges	5	81	3	6	3
Annual administrative charges	-	-	-	1	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	30	-	-	-

Total expenses	5	111	3	7	3
Net investment income (loss)	3	172	(1)	1	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	37	(6)	-	145
Capital gains distributions	13	-	99	16	-

Total realized gain (loss) on investments
and capital gains distributions	15	37	93	16	145
Net unrealized appreciation
(depreciation) of investments	(8)	12	(81)	(34)	(111)
Net realized and unrealized gain (loss)
on investments	7	49	12	(18)	34
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 221	$ 11	$ (17)	$ 33

The accompanying notes are an integral part of these financial statements. 47

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

Legg Mason	Legg Mason	Legg Mason	Legg Mason	Legg Mason
Partners	Partners	Partners	Partners	Partners
Variable	Variable	Variable	Variable High	Variable Money
Lifestyle	Lifestyle	Lifestyle	Income	Market

	Allocation 50%	Allocation 70%	Allocation 85%	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 73	$ 24	$ 6	$ 16	$ 7
Total investment income	73	24	6	16	7
Expenses:
Mortality, expense risk
and other charges	32	13	6	3	2
Annual administrative charges	1	1	1	-	1
Contingent deferred sales charges	1	-	-	-	1
Other contract charges	-	-	-	-	-

Total expenses	34	14	7	3	4
Net investment income (loss)	39	10	(1)	13	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	(29)	(4)	(5)	-
Capital gains distributions	20	15	27	-	-

Total realized gain (loss) on investments
and capital gains distributions	57	(14)	23	(5)	-
Net unrealized appreciation
(depreciation) of investments	(48)	27	(15)	(10)	-

Net realized and unrealized gain (loss)
on investments	9	13	8	(15)	-

Net increase (decrease) in net assets
resulting from operations	$ 48	$ 23	$ 7	$ (2)	$ 3

The accompanying notes are an integral part of these financial statements. 48

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
	SEPARATE ACCOUNT NY-B
	Statements of Operations
For the year ended December 31, 2007
	(Dollars in thousands)

	Oppenheimer
	Main Street	Pioneer Equity-	Pioneer Small
	Small Cap	Income VCT	Cap Value VCT
	Fund®/VA -	Portfolio - Class	Portfolio - Class	ProFund VP	ProFund VP
	Service Class	II	II	Bull	Europe 30

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1 $	1	$ 3

Total investment income	-	-	1	1	3
Expenses:
Mortality, expense risk
and other charges	-	-	3	2	2
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	1	-
Other contract charges	-	-	-	1	-

Total expenses	-	-	3	4	2

Net investment income (loss)	-	-	(2)	(3)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(8)	3	2
Capital gains distributions	-	-	46	1	1

Total realized gain (loss) on investments
and capital gains distributions	-	-	38	4	3
Net unrealized appreciation
(depreciation) of investments	-	-	(53)	-	12

Net realized and unrealized gain (loss)
on investments	-	-	(15)	4	15

Net increase (decrease) in net assets
resulting from operations	$ -	$ -	$ (17) $	1	$ 16

The accompanying notes are an integral part of these financial statements. 49

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Operations For the year ended December 31, 2007 (Dollars in thousands)

	ProFund VP
	Rising Rates	ProFund VP
	Opportunity	Small-Cap

Net investment income (loss)
Income:
Dividends	$ 24	$ 3
Total investment income	24	3
Expenses:
Mortality, expense risk
and other charges	8	5
Annual administrative charges	-	-
Contingent deferred sales charges	-	-
Other contract charges	2	1
Total expenses	10	6
Net investment income (loss)	14	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	3
Capital gains distributions	-	49

Total realized gain (loss) on investments
and capital gains distributions	7	52
Net unrealized appreciation
(depreciation) of investments	(48)	(62)

Net realized and unrealized gain (loss)
on investments	(41)	(10)

Net increase (decrease) in net assets
resulting from operations	$ (27)	$ (13)

The accompanying notes are an integral part of these financial statements.

50

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		Columbia Small	Fidelity® VIP	Fidelity® VIP
	AIM V.I.	Cap Value	Equity-Income Contrafund®
	Leisure Fund -	Fund, Variable	Portfolio -	Portfolio -
	Series I Shares	Series - Class B	Service Class 2	Service Class 2
Net assets at January 1, 2006	$ 275	$ 810	$ 3,121	$ 4,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(22)	49	(75)
Total realized gain (loss) on investments
and capital gains distributions	26	52	551	1,049
Net unrealized appreciation (depreciation)
of investments	49	139	38	(137)
Net increase (decrease) in net assets from operations	72	169	638	837
Changes from principal transactions:
Premiums	106	479	1,977	6,432
Death benefits	(2)	-	(124)	(129)
Surrenders and withdrawals	(65)	(61)	(590)	888
Transfers between Divisions
(including fixed account), net	-	-	2	8

Increase (decrease) in net assets derived from
principal transactions	39	418	1,265	7,199
Total increase (decrease) in net assets	111	587	1,903	8,036
Net assets at December 31, 2006	386	1,397	5,024	12,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(26)	(12)	(173)
Total realized gain (loss) on investments
and capital gains distributions	32	160	742	5,256
Net unrealized appreciation (depreciation)
of investments	(36)	(197)	(781)	(2,899)
Net increase (decrease) in net assets from operations	(6)	(63)	(51)	2,184
Changes from principal transactions:
Premiums	-	-	1,785	6,080
Death benefits	-	-	(123)	(3)
Surrenders and withdrawals	(85)	5	(174)	(1,041)
Transfers between Divisions
(including fixed account), net	-	-	11	50

Increase (decrease) in net assets derived from
principal transactions	(85)	5	1,499	5,086
Total increase (decrease) in net assets	(91)	(58)	1,448	7,270
Net assets at December 31, 2007	$ 295	$ 1,339	$ 6,472	$ 19,975

The accompanying notes are an integral part of these financial statements.

	51

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING
		AllianceBernstein		ING American
	Mutual Shares	Mid Cap Growth	ING American	Funds Growth-
	Securities Fund	Portfolio - Service	Funds Growth	Income
	- Class 2	Class	Portfolio	Portfolio

Net assets at January 1, 2006	$ -	$ 1,477	$ 10,807	$ 9,574

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(34)	(340)	(202)
Total realized gain (loss) on investments
and capital gains distributions	3	441	312	200
Net unrealized appreciation (depreciation)
of investments	50	(397)	1,456	1,736
Net increase (decrease) in net assets from operations	50	10	1,428	1,734
Changes from principal transactions:
Premiums	636	1,011	13,138	9,365
Death benefits	-	(76)	(17)	(9)
Surrenders and withdrawals	334	(39)	531	(871)
Transfers between Divisions
(including fixed account), net	-	5	21	37

Increase (decrease) in net assets derived from
principal transactions	970	901	13,673	8,522
Total increase (decrease) in net assets	1,020	911	15,101	10,256
Net assets at December 31, 2006	1,020	2,388	25,908	19,830

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(54)	(641)	(282)
Total realized gain (loss) on investments
and capital gains distributions	20	244	1,030	1,054
Net unrealized appreciation (depreciation)
of investments	(50)	9	2,202	(404)
Net increase (decrease) in net assets from operations	(20)	199	2,591	368
Changes from principal transactions:
Premiums	1,115	1,097	15,291	8,998
Death benefits	-	7	(28)	(68)
Surrenders and withdrawals	(2,115)	(319)	(1,281)	(2,257)
Transfers between Divisions
(including fixed account), net	-	21	132	153

Increase (decrease) in net assets derived from
principal transactions	(1,000)	806	14,114	6,826
Total increase (decrease) in net assets	(1,020)	1,005	16,705	7,194
Net assets at December 31, 2007	$ -	$ 3,393	$ 42,613	$ 27,024

The accompanying notes are an integral part of these financial statements. 52

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING BlackRock		ING Capital
	ING American	Large Cap	ING BlackRock	Guardian
	Funds	Growth	Large Cap	Small/Mid Cap
	International	Portfolio -	Value Portfolio	Portfolio -
	Portfolio	Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ 5,458	$ 267	$ 152	$ 2,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(122)	(8)	(3)	(26)
Total realized gain (loss) on investments
and capital gains distributions	209	34	14	68
Net unrealized appreciation (depreciation)
of investments	1,244	1	22	188
Net increase (decrease) in net assets from operations	1,331	27	33	230
Changes from principal transactions:
Premiums	6,113	233	210	77
Death benefits	(13)	(3)	-	(156)
Surrenders and withdrawals	(135)	(2)	15	(310)
Transfers between Divisions
(including fixed account), net	15	-	-	-

Increase (decrease) in net assets derived from
principal transactions	5,980	228	225	(389)
Total increase (decrease) in net assets	7,311	255	258	(159)
Net assets at December 31, 2006	12,769	522	410	2,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(233)	(16)	(11)	(8)
Total realized gain (loss) on investments
and capital gains distributions	691	24	27	612
Net unrealized appreciation (depreciation)
of investments	2,294	2	(6)	(457)
Net increase (decrease) in net assets from operations	2,752	10	10	147
Changes from principal transactions:
Premiums	9,165	705	232	1
Death benefits	(24)	(17)	-	-
Surrenders and withdrawals	443	(30)	-	(2,355)
Transfers between Divisions
(including fixed account), net	36	3	2	-

Increase (decrease) in net assets derived from
principal transactions	9,620	661	234	(2,354)
Total increase (decrease) in net assets	12,372	671	244	(2,207)
Net assets at December 31, 2007	$ 25,141	$ 1,193	$ 654	$ -

The accompanying notes are an integral part of these financial statements. 53

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

ING Capital
	Guardian U.S.	ING	ING Evergreen	ING Evergreen
	Equities	EquitiesPlus Health Sciences		Omega
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 659	$ -	$ 1,324	$ 77

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(1)	(41)	(2)
Total realized gain (loss) on investments
and capital gains distributions	100	2	63	7
Net unrealized appreciation (depreciation)
of investments	(30)	12	246	2
Net increase (decrease) in net assets from operations	61	13	268	7
Changes from principal transactions:
Premiums	252	39	1,563	(1)
Death benefits	(6)	-	(22)	(11)
Surrenders and withdrawals	(134)	113	(236)	10
Transfers between Divisions
(including fixed account), net	-	-	(1)	-

Increase (decrease) in net assets derived from
principal transactions	112	152	1,304	(2)
Total increase (decrease) in net assets	173	165	1,572	5
Net assets at December 31, 2006	832	165	2,896	82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	3	(58)	(2)
Total realized gain (loss) on investments
and capital gains distributions	114	13	194	12
Net unrealized appreciation (depreciation)
of investments	(144)	(15)	64	(1)
Net increase (decrease) in net assets from operations	(43)	1	200	9
Changes from principal transactions:
Premiums	386	79	1,025	78
Death benefits	-	-	8	7
Surrenders and withdrawals	55	(51)	(317)	(19)
Transfers between Divisions
(including fixed account), net	3	-	7	-

Increase (decrease) in net assets derived from
principal transactions	444	28	723	66
Total increase (decrease) in net assets	401	29	923	75
Net assets at December 31, 2007	$ 1,233	$ 194	$ 3,819	$ 157

The accompanying notes are an integral part of these financial statements. 54

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING FMRSM	ING FMRSM
	ING FMRSM	Large Cap	Mid Cap
	Diversified Mid	Growth	Growth	ING Focus 5
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 1,952	$ 420	$ 2,186	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(82)	(7)	(34)	-
Total realized gain (loss) on investments
and capital gains distributions	383	5	(180)	-
Net unrealized appreciation (depreciation)
of investments	(5)	(1)	319	-

Net increase (decrease) in net assets from operations	296	(3)	105	-
Changes from principal transactions:
Premiums	2,822	-	385	-
Death benefits	(4)	-	(56)	-
Surrenders and withdrawals	66	194	416	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	2,884	194	745	-

Total increase (decrease) in net assets	3,180	191	850	-

Net assets at December 31, 2006	5,132	611	3,036	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(151)	(10)	(55)	1
Total realized gain (loss) on investments
and capital gains distributions	409	8	(98)	2
Net unrealized appreciation (depreciation)
of investments	553	15	142	1
Net increase (decrease) in net assets from operations	811	13	(11)	4
Changes from principal transactions:
Premiums	2,605	68	79	475
Death benefits	(12)	(30)	(9)	-
Surrenders and withdrawals	242	(28)	(174)	(20)
Transfers between Divisions
(including fixed account), net	62	-	-	-

Increase (decrease) in net assets derived from
principal transactions	2,897	10	(104)	455
Total increase (decrease) in net assets	3,708	23	(115)	459
Net assets at December 31, 2007	$ 8,840	$ 634	$ 2,921	$ 459

The accompanying notes are an integral part of these financial statements. 55

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global
	Income	Mutual Shares	Strategy	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	-	-	15
Total realized gain (loss) on investments
and capital gains distributions	2	-	-	17
Net unrealized appreciation (depreciation)
of investments	145	-	-	292

Net increase (decrease) in net assets from operations	132	-	-	324
Changes from principal transactions:
Premiums	2,277	-	-	747
Death benefits	-	-	-	-
Surrenders and withdrawals	382	-	-	946
Transfers between Divisions
(including fixed account), net	18	-	-	-

Increase (decrease) in net assets derived from
principal transactions	2,677	-	-	1,693

Total increase (decrease) in net assets	2,809	-	-	2,017

Net assets at December 31, 2006	2,809	-	-	2,017

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	(33)	(31)	30
Total realized gain (loss) on investments
and capital gains distributions	153	(2)	(1)	294
Net unrealized appreciation (depreciation)
of investments	(250)	2	(86)	(669)
Net increase (decrease) in net assets from operations	(161)	(33)	(118)	(345)
Changes from principal transactions:
Premiums	6,295	1,893	4,640	2,244
Death benefits	-	-	-	-
Surrenders and withdrawals	436	2,764	1,131	(360)
Transfers between Divisions
(including fixed account), net	151	31	68	-

Increase (decrease) in net assets derived from
principal transactions	6,882	4,688	5,839	1,884
Total increase (decrease) in net assets	6,721	4,655	5,721	1,539
Net assets at December 31, 2007	$ 9,530	$ 4,655	$ 5,721	$ 3,556

The accompanying notes are an integral part of these financial statements. 56

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING
			International
	ING Global	ING Global	Growth	ING Janus
	Resources	Technology	Opportunities	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 894	$ 112	$ 226	$ 272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(4)	1	(6)
Total realized gain (loss) on investments
and capital gains distributions	267	21	34	44
Net unrealized appreciation (depreciation)
of investments	19	2	10	52

Net increase (decrease) in net assets from operations	254	19	45	90
Changes from principal transactions:
Premiums	1,466	111	-	415
Death benefits	-	(55)	-	-
Surrenders and withdrawals	482	(26)	(3)	(21)
Transfers between Divisions
(including fixed account), net	2	-	-	-

Increase (decrease) in net assets derived from
principal transactions	1,950	30	(3)	394
Total increase (decrease) in net assets	2,204	49	42	484

Net assets at December 31, 2006	3,098	161	268	756

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(97)	(9)	(1)	(81)
Total realized gain (loss) on investments
and capital gains distributions	543	14	54	207
Net unrealized appreciation (depreciation)
of investments	840	11	(8)	271
Net increase (decrease) in net assets from operations	1,286	16	45	397
Changes from principal transactions:
Premiums	2,855	746	-	2,703
Death benefits	-	38	-	(7)
Surrenders and withdrawals	240	128	(1)	3,644
Transfers between Divisions
(including fixed account), net	15	-	-	3

Increase (decrease) in net assets derived from
principal transactions	3,110	912	(1)	6,343
Total increase (decrease) in net assets	4,396	928	44	6,740
Net assets at December 31, 2007	$ 7,494	$ 1,089	$ 312	$ 7,496

The accompanying notes are an integral part of these financial statements. 57

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING JPMorgan		ING JPMorgan
	Emerging	ING JPMorgan	Value	ING Julius
	Markets Equity	Small Cap Core	Opportunities	Baer Foreign
	Portfolio -	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 1,148	$ 2,518	$ 1,770	$ 2,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(54)	(95)	(21)	(79)
Total realized gain (loss) on investments
and capital gains distributions	332	187	75	71
Net unrealized appreciation (depreciation)
of investments	757	457	203	962
Net increase (decrease) in net assets from operations	1,035	549	257	954
Changes from principal transactions:
Premiums	2,794	3,158	510	2,428
Death benefits	(38)	-	-	(13)
Surrenders and withdrawals	715	(247)	(860)	887
Transfers between Divisions
(including fixed account), net	1	-	-	40

Increase (decrease) in net assets derived from
principal transactions	3,472	2,911	(350)	3,342
Total increase (decrease) in net assets	4,507	3,460	(93)	4,296
Net assets at December 31, 2006	5,655	5,978	1,677	6,379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(140)	(12)	(217)
Total realized gain (loss) on investments
and capital gains distributions	499	568	192	987
Net unrealized appreciation (depreciation)
of investments	2,474	(688)	(236)	504
Net increase (decrease) in net assets from operations	2,866	(260)	(56)	1,274
Changes from principal transactions:
Premiums	5,488	2,154	373	4,190
Death benefits	(23)	(9)	(33)	9
Surrenders and withdrawals	46	(1,475)	(222)	3,294
Transfers between Divisions
(including fixed account), net	16	7	-	39

Increase (decrease) in net assets derived from
principal transactions	5,527	677	118	7,532
Total increase (decrease) in net assets	8,393	417	62	8,806
Net assets at December 31, 2007	$ 14,048	$ 6,395	$ 1,739	$ 15,185

The accompanying notes are an integral part of these financial statements. 58

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Legg		ING LifeStyle
	Mason Partners	ING Legg	Aggressive	ING LifeStyle
	All Cap	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 1,496	$ 3,032	$ 5,317	$ 10,165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(96)	(206)	(344)
Total realized gain (loss) on investments
and capital gains distributions	58	121	308	484
Net unrealized appreciation (depreciation)
of investments	237	348	1,574	2,669
Net increase (decrease) in net assets from operations	279	373	1,676	2,809
Changes from principal transactions:
Premiums	314	3,536	10,225	21,431
Death benefits	-	(40)	(137)	(42)
Surrenders and withdrawals	345	(527)	339	481
Transfers between Divisions
(including fixed account), net	6	75	14	129
Increase (decrease) in net assets derived from
principal transactions	665	3,044	10,441	21,999
Total increase (decrease) in net assets	944	3,417	12,117	24,808
Net assets at December 31, 2006	2,440	6,449	17,434	34,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(148)	(349)	(588)
Total realized gain (loss) on investments
and capital gains distributions	543	188	1,437	1,616
Net unrealized appreciation (depreciation)
of investments	(441)	(659)	(1,203)	(882)
Net increase (decrease) in net assets from operations	126	(619)	(115)	146
Changes from principal transactions:
Premiums	113	1,666	12,995	25,048
Death benefits	(16)	(7)	-	-
Surrenders and withdrawals	(2,663)	(276)	(2,427)	(990)
Transfers between Divisions
(including fixed account), net	-	7	97	146

Increase (decrease) in net assets derived from
principal transactions	(2,566)	1,390	10,665	24,204
Total increase (decrease) in net assets	(2,440)	771	10,550	24,350
Net assets at December 31, 2007	$ -	$ 7,220	$ 27,984	$ 59,323

The accompanying notes are an integral part of these financial statements. 59

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

ING LifeStyle
	Moderate	ING LifeStyle	ING Limited
	Growth	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service Class	Service Class	Service Class	- Service Class

Net assets at January 1, 2006	$ 12,710	$ 6,309	$ 941	$ 4,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(275)	(79)	17	(24)
Total realized gain (loss) on investments
and capital gains distributions	471	225	(15)	-
Net unrealized appreciation (depreciation)
of investments	2,575	832	17	-

Net increase (decrease) in net assets from operations	2,771	978	19	(24)
Changes from principal transactions:
Premiums	21,101	6,406	12	14,685
Death benefits	(69)	-	(13)	(22)
Surrenders and withdrawals	1,143	892	(205)	(11,685)
Transfers between Divisions
(including fixed account), net	99	1	-	4

Increase (decrease) in net assets derived from
principal transactions	22,274	7,299	(206)	2,982
Total increase (decrease) in net assets	25,045	8,277	(187)	2,958
Net assets at December 31, 2006	37,755	14,586	754	7,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(419)	(141)	2	183
Total realized gain (loss) on investments
and capital gains distributions	1,471	672	(19)	-
Net unrealized appreciation (depreciation)
of investments	(197)	(112)	41	-

Net increase (decrease) in net assets from operations	855	419	24	183
Changes from principal transactions:
Premiums	22,259	13,885	8	18,124
Death benefits	-	(445)	-	(244)
Surrenders and withdrawals	(760)	(77)	(273)	745
Transfers between Divisions
(including fixed account), net	440	326	-	118

Increase (decrease) in net assets derived from
principal transactions	21,939	13,689	(265)	18,743
Total increase (decrease) in net assets	22,794	14,108	(241)	18,926
Net assets at December 31, 2007	$ 60,549	$ 28,694	$ 513	$ 25,976

The accompanying notes are an integral part of these financial statements. 60

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Lord			ING Marsico
	Abbett		ING Marsico	International
	Affiliated	ING MarketPro	Growth	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 201	$ -	$ 5,971	$ 1,817

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	(109)	(58)
Total realized gain (loss) on investments
and capital gains distributions	37	-	(1,066)	70
Net unrealized appreciation (depreciation)
of investments	13	10	1,393	535
Net increase (decrease) in net assets from operations	47	9	218	547
Changes from principal transactions:
Premiums	211	262	1,391	1,116
Death benefits	-	-	(244)	(27)
Surrenders and withdrawals	-	(1)	(179)	(41)
Transfers between Divisions
(including fixed account), net	-	-	27	5

Increase (decrease) in net assets derived from
principal transactions	211	261	995	1,053
Total increase (decrease) in net assets	258	270	1,213	1,600
Net assets at December 31, 2006	459	270	7,184	3,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	3	(139)	(47)
Total realized gain (loss) on investments
and capital gains distributions	27	38	(566)	495
Net unrealized appreciation (depreciation)
of investments	(14)	(10)	1,580	222
Net increase (decrease) in net assets from operations	12	31	875	670
Changes from principal transactions:
Premiums	48	634	1,093	1,371
Death benefits	-	-	(9)	9
Surrenders and withdrawals	(37)	(935)	(626)	(30)
Transfers between Divisions
(including fixed account), net	-	-	1	16

Increase (decrease) in net assets derived from
principal transactions	11	(301)	459	1,366
Total increase (decrease) in net assets	23	(270)	1,334	2,036
Net assets at December 31, 2007	$ 482	$ -	$ 8,518	$ 5,453

The accompanying notes are an integral part of these financial statements.

	61

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING
	ING MFS Total	ING MFS	Oppenheimer	ING PIMCO
	Return	Utilities	Main Street	Core Bond
	Portfolio -	Portfolio -	Portfolio® -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 8,270	$ 988	$ 2,788	$ 4,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	(35)	(27)	32
Total realized gain (loss) on investments
and capital gains distributions	557	40	(166)	(9)
Net unrealized appreciation (depreciation)
of investments	310	557	725	121
Net increase (decrease) in net assets from operations	915	562	532	144
Changes from principal transactions:
Premiums	2,234	1,617	1,551	2,350
Death benefits	(70)	(11)	(127)	(29)
Surrenders and withdrawals	(813)	322	696	(279)
Transfers between Divisions
(including fixed account), net	8	14	4	32
Increase (decrease) in net assets derived from
principal transactions	1,359	1,942	2,124	2,074
Total increase (decrease) in net assets	2,274	2,504	2,656	2,218
Net assets at December 31, 2006	10,544	3,492	5,444	6,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	91	(67)	(68)	93
Total realized gain (loss) on investments
and capital gains distributions	790	416	(141)	(11)
Net unrealized appreciation (depreciation)
of investments	(683)	770	229	430
Net increase (decrease) in net assets from operations	198	1,119	20	512
Changes from principal transactions:
Premiums	2,147	2,488	2,029	3,535
Death benefits	(122)	-	(74)	-
Surrenders and withdrawals	(1,282)	(28)	738	(1,044)
Transfers between Divisions
(including fixed account), net	8	51	13	40
Increase (decrease) in net assets derived from
principal transactions	751	2,511	2,706	2,531
Total increase (decrease) in net assets	949	3,630	2,726	3,043
Net assets at December 31, 2007	$ 11,493	$ 7,122	$ 8,170	$ 9,568

The accompanying notes are an integral part of these financial statements. 62

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

				ING T. Rowe
	ING PIMCO		ING Pioneer	Price Capital
	High Yield	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 2,518	$ 77	$ 1,473	$ 2,834

Increase (decrease) in net assets
Operations:
Net investment income (loss)	153	(1)	(43)	(43)
Total realized gain (loss) on investments
and capital gains distributions	34	5	38	489
Net unrealized appreciation (depreciation)
of investments	49	9	302	396
Net increase (decrease) in net assets from operations	236	13	297	842
Changes from principal transactions:
Premiums	1,693	51	1,441	5,222
Death benefits	(44)	-	(4)	(78)
Surrenders and withdrawals	(83)	(11)	620	1,319
Transfers between Divisions
(including fixed account), net	11	-	9	31

Increase (decrease) in net assets derived from
principal transactions	1,577	40	2,066	6,494
Total increase (decrease) in net assets	1,813	53	2,363	7,336
Net assets at December 31, 2006	4,331	130	3,836	10,170

Increase (decrease) in net assets
Operations:
Net investment income (loss)	237	(2)	(77)	(30)
Total realized gain (loss) on investments
and capital gains distributions	17	6	318	1,589
Net unrealized appreciation (depreciation)
of investments	(218)	(3)	(191)	(1,413)
Net increase (decrease) in net assets from operations	36	1	50	146
Changes from principal transactions:
Premiums	2,353	112	1,782	7,975
Death benefits	(40)	-	-	-
Surrenders and withdrawals	(170)	19	(150)	154
Transfers between Divisions
(including fixed account), net	11	8	45	41
Increase (decrease) in net assets derived from
principal transactions	2,154	139	1,677	8,170
Total increase (decrease) in net assets	2,190	140	1,727	8,316
Net assets at December 31, 2007	$ 6,521	$ 270	$ 5,563	$ 18,486

The accompanying notes are an integral part of these financial statements. 63

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING T. Rowe			ING Van
	Price Equity	ING Templeton	ING UBS U.S.	Kampen
	Income	Global Growth	Allocation	Capital Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 4,382	$ 1,139	$ 560	$ 217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35)	(16)	(2)	(5)
Total realized gain (loss) on investments
and capital gains distributions	396	191	17	16
Net unrealized appreciation (depreciation)
of investments	549	289	38	1
Net increase (decrease) in net assets from operations	910	464	53	12
Changes from principal transactions:
Premiums	2,524	2,042	2	144
Death benefits	(80)	-	(2)	-
Surrenders and withdrawals	(573)	121	26	41
Transfers between Divisions
(including fixed account), net	20	5	-	-

Increase (decrease) in net assets derived from
principal transactions	1,891	2,168	26	185
Total increase (decrease) in net assets	2,801	2,632	79	197
Net assets at December 31, 2006	7,183	3,771	639	414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	(60)	1	(8)
Total realized gain (loss) on investments
and capital gains distributions	456	401	58	24
Net unrealized appreciation (depreciation)
of investments	(405)	(448)	(58)	50
Net increase (decrease) in net assets from operations	(21)	(107)	1	66
Changes from principal transactions:
Premiums	1,713	3,701	-	25
Death benefits	(241)	-	-	(2)
Surrenders and withdrawals	1,693	1,524	(38)	(120)
Transfers between Divisions
(including fixed account), net	13	14	-	-

Increase (decrease) in net assets derived from
principal transactions	3,178	5,239	(38)	(97)
Total increase (decrease) in net assets	3,157	5,132	(37)	(31)
Net assets at December 31, 2007	$ 10,340	$ 8,903	$ 602	$ 383

The accompanying notes are an integral part of these financial statements. 64

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Van
	ING Van	Kampen		ING VP Index
	Kampen Global	Growth and	ING Van	Plus
	Franchise	Income	Kampen Real	International
	Portfolio -	Portfolio -	Estate Portfolio	Equity Portfolio
	Service Class	Service Class	- Service Class	- Service Class

Net assets at January 1, 2006	$ 429	$ 2,026	$ 2,090	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(11)	(30)	-
Total realized gain (loss) on investments
and capital gains distributions	58	241	486	8
Net unrealized appreciation (depreciation)
of investments	98	94	523	41
Net increase (decrease) in net assets from operations	151	324	979	49
Changes from principal transactions:
Premiums	779	439	2,190	306
Death benefits	(20)	-	(115)	-
Surrenders and withdrawals	223	(346)	(182)	57
Transfers between Divisions
(including fixed account), net	5	-	4	-

Increase (decrease) in net assets derived from
principal transactions	987	93	1,897	363
Total increase (decrease) in net assets	1,138	417	2,876	412
Net assets at December 31, 2006	1,567	2,443	4,966	412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(7)	(64)	(35)
Total realized gain (loss) on investments
and capital gains distributions	103	249	721	42
Net unrealized appreciation (depreciation)
of investments	149	(226)	(2,311)	26
Net increase (decrease) in net assets from operations	185	16	(1,654)	33
Changes from principal transactions:
Premiums	2,306	516	3,600	1,880
Death benefits	(3)	(30)	(19)	-
Surrenders and withdrawals	910	(367)	(482)	44
Transfers between Divisions
(including fixed account), net	35	5	4	30
Increase (decrease) in net assets derived from
principal transactions	3,248	124	3,103	1,954
Total increase (decrease) in net assets	3,433	140	1,449	1,987
Net assets at December 31, 2007	$ 5,000	$ 2,583	$ 6,415	$ 2,399

The accompanying notes are an integral part of these financial statements. 65

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Wells	ING Wells	ING Baron	ING Columbia
	Fargo	Fargo Small	Small Cap	Small Cap
	Disciplined	Cap Disciplined	Growth	Value II
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 983	$ -	$ 793	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(2)	(46)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(18)	8	57	(1)
Net unrealized appreciation (depreciation)
of investments	248	17	330	54
Net increase (decrease) in net assets from operations	215	23	341	48
Changes from principal transactions:
Premiums	990	299	2,613	747
Death benefits	(17)	-	-	(2)
Surrenders and withdrawals	108	16	240	73
Transfers between Divisions
(including fixed account), net	-	-	21	(1)

Increase (decrease) in net assets derived from
principal transactions	1,081	315	2,874	817
Total increase (decrease) in net assets	1,296	338	3,215	865

Net assets at December 31, 2006	2,279	338	4,008	865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(8)	(112)	(33)
Total realized gain (loss) on investments
and capital gains distributions	29	7	128	16
Net unrealized appreciation (depreciation)
of investments	(142)	(22)	122	(28)
Net increase (decrease) in net assets from operations	(131)	(23)	138	(45)
Changes from principal transactions:
Premiums	358	106	2,556	1,452
Death benefits	(9)	-	-	-
Surrenders and withdrawals	(191)	(63)	197	96
Transfers between Divisions
(including fixed account), net	-	1	6	36

Increase (decrease) in net assets derived from
principal transactions	158	44	2,759	1,584
Total increase (decrease) in net assets	27	21	2,897	1,539
Net assets at December 31, 2007	$ 2,306	$ 359	$ 6,905	$ 2,404

The accompanying notes are an integral part of these financial statements. 66

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING	ING
	ING Davis New	Fundamental	Fundamental	ING JPMorgan
	York Venture	Research	Research	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2006	$ 11	$ -	$ 26	$ 842

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(17)	-	(22)
Total realized gain (loss) on investments
and capital gains distributions	58	12	1	17
Net unrealized appreciation (depreciation)
of investments	99	83	-	240

Net increase (decrease) in net assets from operations	142	78	1	235
Changes from principal transactions:
Premiums	1,461	2	-	777
Death benefits	-	(27)	-	(7)
Surrenders and withdrawals	812	2,288	(22)	443
Transfers between Divisions
(including fixed account), net	14	-	-	-

Increase (decrease) in net assets derived from
principal transactions	2,287	2,263	(22)	1,213
Total increase (decrease) in net assets	2,429	2,341	(21)	1,448
Net assets at December 31, 2006	2,440	2,341	5	2,290

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77)	14	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	39	128	1	342
Net unrealized appreciation (depreciation)
of investments	35	(83)	-	(99)

Net increase (decrease) in net assets from operations	(3)	59	1	242
Changes from principal transactions:
Premiums	3,735	1	-	1,101
Death benefits	-	-	-	-
Surrenders and withdrawals	72	(2,401)	(6)	1,596
Transfers between Divisions
(including fixed account), net	90	-	-	24

Increase (decrease) in net assets derived from
principal transactions	3,897	(2,400)	(6)	2,721
Total increase (decrease) in net assets	3,894	(2,341)	(5)	2,963
Net assets at December 31, 2007	$ 6,334	$ -	$ -	$ 5,253

The accompanying notes are an integral part of these financial statements. 67

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Legg
		Mason Partners	ING Neuberger	ING Neuberger
	ING JPMorgan	Aggressive	Berman	Berman
	Mid Cap Value	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 920	$ 777	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	(20)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	20	40	-	-
Net unrealized appreciation (depreciation)
of investments	126	56	1	2
Net increase (decrease) in net assets from operations	128	76	-	2
Changes from principal transactions:
Premiums	-	431	87	45
Death benefits	(30)	(18)	-	-
Surrenders and withdrawals	(35)	(137)	730	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(65)	276	817	45
Total increase (decrease) in net assets	63	352	817	47
Net assets at December 31, 2006	983	1,129	817	47

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(32)	(18)	(1)
Total realized gain (loss) on investments
and capital gains distributions	83	28	57	2
Net unrealized appreciation (depreciation)
of investments	(65)	(77)	23	(17)
Net increase (decrease) in net assets from operations	7	(81)	62	(16)
Changes from principal transactions:
Premiums	-	731	48	232
Death benefits	(19)	8	-	-
Surrenders and withdrawals	(144)	13	(4)	23
Transfers between Divisions
(including fixed account), net	-	-	-	6

Increase (decrease) in net assets derived from
principal transactions	(163)	752	44	261
Total increase (decrease) in net assets	(156)	671	106	245
Net assets at December 31, 2007	$ 827	$ 1,800	$ 923	$ 292

The accompanying notes are an integral part of these financial statements. 68

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING	ING	ING T. Rowe	ING Templeton
	Oppenheimer	Oppenheimer	Price Growth Foreign Equity
	Global Portfolio Global Portfolio		Equity Portfolio	Portfolio -
	- Initial Class	- Service Class	- Service Class	Service Class

Net assets at January 1, 2006	$ 268	$ 2,432	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(116)	-	3
Total realized gain (loss) on investments
and capital gains distributions	10	55	-	1
Net unrealized appreciation (depreciation)
of investments	33	886	-	44

Net increase (decrease) in net assets from operations	38	825	-	48
Changes from principal transactions:
Premiums	-	3,493	-	388
Death benefits	-	(127)	-	-
Surrenders and withdrawals	(41)	1,541	-	30
Transfers between Divisions
(including fixed account), net	-	29	-	-

Increase (decrease) in net assets derived from
principal transactions	(41)	4,936	-	418

Total increase (decrease) in net assets	(3)	5,761	-	466

Net assets at December 31, 2006	265	8,193	-	466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(104)	(1)	(20)
Total realized gain (loss) on investments
and capital gains distributions	18	974	-	193
Net unrealized appreciation (depreciation)
of investments	(3)	(476)	1	45
Net increase (decrease) in net assets from operations	13	394	-	218
Changes from principal transactions:
Premiums	1	3,475	157	1,428
Death benefits	-	-	-	-
Surrenders and withdrawals	(12)	(2,010)	35	1,695
Transfers between Divisions
(including fixed account), net	-	18	9	46

Increase (decrease) in net assets derived from
principal transactions	(11)	1,483	201	3,169
Total increase (decrease) in net assets	2	1,877	201	3,387
Net assets at December 31, 2007	$ 267	$ 10,070	$ 201	$ 3,853

The accompanying notes are an integral part of these financial statements.

	69

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING UBS U.S.	ING Van
		ING UBS U.S.	Small Cap	Kampen
	ING Thornburg	Large Cap	Growth	Comstock
	Value Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	- Initial Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2006	$ 24	$ 380	$ -	$ 2,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)	-	(39)
Total realized gain (loss) on investments
and capital gains distributions	3	4	-	189
Net unrealized appreciation (depreciation)
of investments	-	62	1	258

Net increase (decrease) in net assets from operations	3	61	1	408
Changes from principal transactions:
Premiums	-	163	6	1,090
Death benefits	-	-	-	(9)
Surrenders and withdrawals	(15)	(23)	-	(90)
Transfers between Divisions
(including fixed account), net	-	-	-	24

Increase (decrease) in net assets derived from
principal transactions	(15)	140	6	1,015
Total increase (decrease) in net assets	(12)	201	7	1,423
Net assets at December 31, 2006	12	581	7	3,696

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(9)	(1)	(36)
Total realized gain (loss) on investments
and capital gains distributions	3	14	4	185
Net unrealized appreciation (depreciation)
of investments	(2)	(10)	(2)	(421)
Net increase (decrease) in net assets from operations	1	(5)	1	(272)
Changes from principal transactions:
Premiums	-	94	33	1,960
Death benefits	-	(5)	-	-
Surrenders and withdrawals	(10)	(8)	2	(344)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(10)	81	35	1,616
Total increase (decrease) in net assets	(9)	76	36	1,344
Net assets at December 31, 2007	$ 3	$ 657	$ 43	$ 5,040

The accompanying notes are an integral part of these financial statements.

	70

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING Van	ING VP	ING VP
	Kampen Equity	Growth and	Growth and
	and Income	Income	Income		ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -		Core Portfolio -
	Service Class	Class I	Class S		Series 1

Net assets at January 1, 2006	$ 377	$ -	$ -		$ 3,840

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-		-	11
Total realized gain (loss) on investments
and capital gains distributions	25	-		-	74
Net unrealized appreciation (depreciation)
of investments	25	-		-	107

Net increase (decrease) in net assets from operations	49	-		-	192
Changes from principal transactions:
Premiums	151	-		-	(2)
Death benefits	-	-		-	(49)
Surrenders and withdrawals	(35)	-		-	(439)
Transfers between Divisions
(including fixed account), net	-	-		-	-

Increase (decrease) in net assets derived from
principal transactions	116	-		-	(490)

Total increase (decrease) in net assets	165	-		-	(298)

Net assets at December 31, 2006	542	-		-	3,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	24		-	9
Total realized gain (loss) on investments
and capital gains distributions	32	2		-	81
Net unrealized appreciation (depreciation)
of investments	(32)	2		-	(30)

Net increase (decrease) in net assets from operations	(1)	28		-	60
Changes from principal transactions:
Premiums	547	-		-	(3)
Death benefits	-	-		-	-
Surrenders and withdrawals	(41)	1,974		5	(343)
Transfers between Divisions
(including fixed account), net	-	-		-	-

Increase (decrease) in net assets derived from
principal transactions	506	1,974		5	(346)
Total increase (decrease) in net assets	505	2,002		5	(286)
Net assets at December 31, 2007	$ 1,047	$ 2,002	$ 5		$ 3,256

The accompanying notes are an integral part of these financial statements. 71

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5

Net assets at January 1, 2006	$ 6,281	$ 5,583	$ 4,384	$ 5,020

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	16	28	(12)
Total realized gain (loss) on investments
and capital gains distributions	60	19	119	264
Net unrealized appreciation (depreciation)
of investments	147	122	47	93
Net increase (decrease) in net assets from operations	241	157	194	345
Changes from principal transactions:
Premiums	(3)	(6)	2	(1)
Death benefits	-	(337)	(270)	-
Surrenders and withdrawals	(999)	(2,382)	(1,039)	(1,489)
Transfers between Divisions
(including fixed account), net	-	-	-	10

Increase (decrease) in net assets derived from
principal transactions	(1,002)	(2,725)	(1,307)	(1,480)
Total increase (decrease) in net assets	(761)	(2,568)	(1,113)	(1,135)
Net assets at December 31, 2006	5,520	3,015	3,271	3,885

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	13	23	(17)
Total realized gain (loss) on investments
and capital gains distributions	60	22	100	195
Net unrealized appreciation (depreciation)
of investments	27	46	(71)	(175)
Net increase (decrease) in net assets from operations	126	81	52	3
Changes from principal transactions:
Premiums	(1)	(1)	-	(1)
Death benefits	-	(66)	-	-
Surrenders and withdrawals	(377)	(322)	(307)	(202)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(378)	(389)	(307)	(203)
Total increase (decrease) in net assets	(252)	(308)	(255)	(200)
Net assets at December 31, 2007	$ 5,268	$ 2,707	$ 3,016	$ 3,685

The accompanying notes are an integral part of these financial statements. 72

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9

Net assets at January 1, 2006	$ 4,064	$ 6,569	$ 2,946	$ 1,557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(5)	(11)	(8)
Total realized gain (loss) on investments
and capital gains distributions	170	145	103	33
Net unrealized appreciation (depreciation)
of investments	50	194	11	30
Net increase (decrease) in net assets from operations	219	334	103	55
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(2,421)	(3,321)	(2,369)	(1,231)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(2,421)	(3,321)	(2,369)	(1,231)
Total increase (decrease) in net assets	(2,202)	(2,987)	(2,266)	(1,176)
Net assets at December 31, 2006	1,862	3,582	680	381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	14	-	2
Total realized gain (loss) on investments
and capital gains distributions	122	161	34	22
Net unrealized appreciation (depreciation)
of investments	(101)	(128)	(25)	(15)
Net increase (decrease) in net assets from operations	20	47	9	9
Changes from principal transactions:
Premiums	(2)	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(284)	(442)	(42)	(138)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(286)	(442)	(42)	(138)
Total increase (decrease) in net assets	(266)	(395)	(33)	(129)
Net assets at December 31, 2007	$ 1,596	$ 3,187	$ 647	$ 252

The accompanying notes are an integral part of these financial statements. 73

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13

Net assets at January 1, 2006	$ 2,822	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(166)	(23)	(18)
Total realized gain (loss) on investments
and capital gains distributions	52	312	86	-
Net unrealized appreciation (depreciation)
of investments	92	344	128	(27)
Net increase (decrease) in net assets from operations	121	490	191	(45)
Changes from principal transactions:
Premiums	-	(1)	-	-
Death benefits	-	(393)	-	-
Surrenders and withdrawals	(1,940)	4,569	(209)	7,859
Transfers between Divisions
(including fixed account), net	(6)	691	1,189	1,740

Increase (decrease) in net assets derived from
principal transactions	(1,946)	4,866	980	9,599
Total increase (decrease) in net assets	(1,825)	5,356	1,171	9,554
Net assets at December 31, 2006	997	5,356	1,171	9,554

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(30)	(8)	(55)
Total realized gain (loss) on investments
and capital gains distributions	23	496	159	247
Net unrealized appreciation (depreciation)
of investments	(6)	(341)	(122)	52
Net increase (decrease) in net assets from operations	15	125	29	244
Changes from principal transactions:
Premiums	-	(1)	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(17)	(5,225)	(1,138)	(9,058)
Transfers between Divisions
(including fixed account), net	-	3	-	-

Increase (decrease) in net assets derived from
principal transactions	(17)	(5,223)	(1,138)	(9,058)
Total increase (decrease) in net assets	(2)	(5,098)	(1,109)	(8,814)
Net assets at December 31, 2007	$ 995	$ 258	$ 62	$ 740

The accompanying notes are an integral part of these financial statements. 74

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

		ING VP Global	ING VP Index	ING VP Index
	ING GET U.S.	Equity	Plus LargeCap	Plus MidCap
	Core Portfolio -	Dividend	Portfolio - Class	Portfolio - Class
	Series 14	Portfolio	S	S

Net assets at January 1, 2006	$ -	$ 268	$ 3,370	$ 3,933

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	(41)	(88)
Total realized gain (loss) on investments
and capital gains distributions	-	6	85	390
Net unrealized appreciation (depreciation)
of investments	-	63	355	41

Net increase (decrease) in net assets from operations	-	75	399	343
Changes from principal transactions:
Premiums	-	37	875	1,762
Death benefits	-	-	(18)	(25)
Surrenders and withdrawals	-	(4)	(575)	(89)
Transfers between Divisions
(including fixed account), net	-	-	-	24

Increase (decrease) in net assets derived from
principal transactions	-	33	282	1,672

Total increase (decrease) in net assets	-	108	681	2,015

Net assets at December 31, 2006	-	376	4,051	5,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(145)	8	(64)	(118)
Total realized gain (loss) on investments
and capital gains distributions	7	49	138	542
Net unrealized appreciation (depreciation)
of investments	212	(52)	36	(275)
Net increase (decrease) in net assets from operations	74	5	110	149
Changes from principal transactions:
Premiums	367	-	1,451	1,819
Death benefits	-	(30)	(22)	-
Surrenders and withdrawals	8,699	(68)	(4)	(671)
Transfers between Divisions
(including fixed account), net	1,321	-	21	1

Increase (decrease) in net assets derived from
principal transactions	10,387	(98)	1,446	1,149
Total increase (decrease) in net assets	10,461	(93)	1,556	1,298
Net assets at December 31, 2007	$ 10,461	$ 283	$ 5,607	$ 7,246

The accompanying notes are an integral part of these financial statements. 75

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

			ING VP	ING VP
	ING VP Index	ING VP Value	Financial	MidCap
	Plus SmallCap	Opportunity	Services	Opportunities
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	S	S	S	S

Net assets at January 1, 2006	$ 3,809	$ 148	$ 387	$ 43

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(95)	-	(4)	(1)
Total realized gain (loss) on investments
and capital gains distributions	325	2	58	-
Net unrealized appreciation (depreciation)
of investments	251	18	47	3
Net increase (decrease) in net assets from operations	481	20	101	2
Changes from principal transactions:
Premiums	1,519	1	306	-
Death benefits	(68)	-	(70)	-
Surrenders and withdrawals	(348)	(11)	343	-
Transfers between Divisions
(including fixed account), net	2	-	-	-

Increase (decrease) in net assets derived from
principal transactions	1,105	(10)	579	-

Total increase (decrease) in net assets	1,586	10	680	2
Net assets at December 31, 2006	5,395	158	1,067	45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(131)	(1)	(7)	(1)
Total realized gain (loss) on investments
and capital gains distributions	616	2	82	-
Net unrealized appreciation (depreciation)
of investments	(1,077)	-	(266)	11

Net increase (decrease) in net assets from operations	(592)	1	(191)	10
Changes from principal transactions:
Premiums	1,601	(1)	299	-
Death benefits	-	-	42	-
Surrenders and withdrawals	(61)	(3)	(34)	1
Transfers between Divisions
(including fixed account), net	10	-	-	-

Increase (decrease) in net assets derived from
principal transactions	1,550	(4)	307	1
Total increase (decrease) in net assets	958	(3)	116	11
Net assets at December 31, 2007	$ 6,353	$ 155	$ 1,183	$ 56

The accompanying notes are an integral part of these financial statements. 76

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Legg Mason
				Partners
	ING VP			Variable
	SmallCap	ING VP	ING VP	International
	Opportunities	Balanced	Intermediate	All Cap
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Opportunity
	S	S	Class S	Portfolio

Net assets at January 1, 2006	$ 241	$ -	$ 1,099	$ 209

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(4)	101	1
Total realized gain (loss) on investments
and capital gains distributions	17	1	(12)	4
Net unrealized appreciation (depreciation)
of investments	31	17	(11)	41
Net increase (decrease) in net assets from operations	40	14	78	46
Changes from principal transactions:
Premiums	259	-	3,556	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(12)	309	(893)	(36)
Transfers between Divisions
(including fixed account), net	6	-	18	-

Increase (decrease) in net assets derived from
principal transactions	253	309	2,681	(36)
Total increase (decrease) in net assets	293	323	2,759	10
Net assets at December 31, 2006	534	323	3,858	219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	3	172	(1)
Total realized gain (loss) on investments
and capital gains distributions	8	15	37	93
Net unrealized appreciation (depreciation)
of investments	50	(8)	12	(81)
Net increase (decrease) in net assets from operations	45	10	221	11
Changes from principal transactions:
Premiums	74	-	3,829	-
Death benefits	-	-	-	(12)
Surrenders and withdrawals	(20)	(86)	59	(19)
Transfers between Divisions
(including fixed account), net	-	-	41	-

Increase (decrease) in net assets derived from
principal transactions	54	(86)	3,929	(31)
Total increase (decrease) in net assets	99	(76)	4,150	(20)
Net assets at December 31, 2007	$ 633	$ 247	$ 8,008	$ 199

The accompanying notes are an integral part of these financial statements.

	77

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

Legg Mason	Legg Mason	Legg Mason	Legg Mason
Partners	Partners	Partners	Partners
Variable	Variable Large	Variable	Variable
Investors	Cap Value	Lifestyle	Lifestyle

	Portfolio	Portfolio	Allocation 50% Allocation 70%

Net assets at January 1, 2006	$ -	$ 790	$ 3,021	$ 1,381

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	32	2
Total realized gain (loss) on investments
and capital gains distributions	-	7	2	(84)
Net unrealized appreciation (depreciation)
of investments	-	106	133	153

Net increase (decrease) in net assets from operations	-	110	167	71
Changes from principal transactions:
Premiums	-	(1)	45	1
Death benefits	-	(24)	(76)	(28)
Surrenders and withdrawals	-	(212)	(612)	(451)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	-	(237)	(643)	(478)

Total increase (decrease) in net assets	-	(127)	(476)	(407)

Net assets at December 31, 2006	-	663	2,545	974

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	39	10
Total realized gain (loss) on investments
and capital gains distributions	16	145	57	(14)
Net unrealized appreciation (depreciation)
of investments	(34)	(111)	(48)	27
Net increase (decrease) in net assets from operations	(17)	33	48	23
Changes from principal transactions:
Premiums	-	-	2	1
Death benefits	-	-	(71)	(8)
Surrenders and withdrawals	620	(696)	(542)	(134)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	620	(696)	(611)	(141)
Total increase (decrease) in net assets	603	(663)	(563)	(118)
Net assets at December 31, 2007	$ 603	$ -	$ 1,982	$ 856

The accompanying notes are an integral part of these financial statements. 78

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Legg Mason	Legg Mason	Legg Mason	Oppenheimer
	Partners	Partners	Partners	Main Street
	Variable	Variable High	Variable Money	Small Cap
	Lifestyle	Income	Market	Fund®/VA -
	Allocation 85%	Portfolio	Portfolio	Service Class

Net assets at January 1, 2006	$ 677	$ 215	$ 145	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	13	5	-
Total realized gain (loss) on investments
and capital gains distributions	13	(4)	-	-
Net unrealized appreciation (depreciation)
of investments	27	9	-	-

Net increase (decrease) in net assets from operations	37	18	5	-
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	(32)	-	-	-
Surrenders and withdrawals	(235)	(16)	38	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(267)	(16)	38	-

Total increase (decrease) in net assets	(230)	2	43	-

Net assets at December 31, 2006	447	217	188	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	3	-
Total realized gain (loss) on investments
and capital gains distributions	23	(5)	-	-
Net unrealized appreciation (depreciation)
of investments	(15)	(10)	-	-

Net increase (decrease) in net assets from operations	7	(2)	3	-
Changes from principal transactions:
Premiums	-	-	-	47
Death benefits	-	-	-	-
Surrenders and withdrawals	(55)	(39)	(45)	-
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	(55)	(39)	(45)	47
Total increase (decrease) in net assets	(48)	(41)	(42)	47
Net assets at December 31, 2007	$ 399	$ 176	$ 146	$ 47

The accompanying notes are an integral part of these financial statements. 79

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Pioneer Equity-	Pioneer Small
	Income VCT	Cap Value VCT
	Portfolio -	Portfolio - Class	ProFund VP	ProFund VP
	Class II	II	Bull	Europe 30

Net assets at January 1, 2006	$ -	$ -	$ 86	$ 89

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(2)	(2)
Total realized gain (loss) on investments
and capital gains distributions	-	6	6	4
Net unrealized appreciation (depreciation)
of investments	-	10	6	14

Net increase (decrease) in net assets from operations	-	14	10	16
Changes from principal transactions:
Premiums	-	-	13	28
Death benefits	-	-	(9)	-
Surrenders and withdrawals	-	191	1	(1)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	-	191	5	27

Total increase (decrease) in net assets	-	205	15	43

Net assets at December 31, 2006	-	205	101	132

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2)	(3)	1
Total realized gain (loss) on investments
and capital gains distributions	-	38	4	3
Net unrealized appreciation (depreciation)
of investments	-	(53)	-	12

Net increase (decrease) in net assets from operations	-	(17)	1	16
Changes from principal transactions:
Premiums	47	-	23	-
Death benefits	-	(19)	-	-
Surrenders and withdrawals	-	(6)	(17)	(11)
Transfers between Divisions
(including fixed account), net	-	-	-	-

Increase (decrease) in net assets derived from
principal transactions	47	(25)	6	(11)
Total increase (decrease) in net assets	47	(42)	7	5
Net assets at December 31, 2007	$ 47	$ 163	$ 108	$ 137

The accompanying notes are an integral part of these financial statements. 80

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Statements of Changes in Net Assets For the years ended December 31, 2007 and 2006 (Dollars in thousands)

	ProFund VP
	Rising Rates	ProFund VP
	Opportunity	Small-Cap

Net assets at January 1, 2006	$ 293	$ 193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(5)
Total realized gain (loss) on investments
and capital gains distributions	(2)	5
Net unrealized appreciation (depreciation)
of investments	25	27
Net increase (decrease) in net assets from operations	23	27
Changes from principal transactions:
Premiums	121	74
Death benefits	(2)	-
Surrenders and withdrawals	60	15
Transfers between Divisions
(including fixed account), net	-	-

Increase (decrease) in net assets derived from
principal transactions	179	89
Total increase (decrease) in net assets	202	116
Net assets at December 31, 2006	495	309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(3)
Total realized gain (loss) on investments
and capital gains distributions	7	52
Net unrealized appreciation (depreciation)
of investments	(48)	(62)
Net increase (decrease) in net assets from operations	(27)	(13)
Changes from principal transactions:
Premiums	2	44
Death benefits	-	-
Surrenders and withdrawals	(57)	(8)
Transfers between Divisions
(including fixed account), net	-	-

Increase (decrease) in net assets derived from
principal transactions	(55)	36
Total increase (decrease) in net assets	(82)	23
Net assets at December 31, 2007	$ 413	$ 332

The accompanying notes are an integral part of these financial statements.

81

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

1. Organization

ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”)
was established by First Golden American Life Insurance Company of New York (“First
Golden”) to support the operations of variable annuity contracts (“Contracts”). The
Account became a separate account of ReliaStar Life Insurance Company of New York
(“RLNY” or the “Company”) as a result of the merger of First Golden into RLNY effective April 1, 2002. RLNY is an indirect, wholly owned subsidiary of ING America
Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the
State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment
Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to
Contracts will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of RLNY.

At December 31, 2007, the Account had, under ING GoldenSelect, ING SmartDesign, and Empire PrimElite Contracts, 115 investment divisions (the “Divisions”), 18 of which invest in independently managed mutual funds and 97 of which invest in mutual fund portfolios managed by an affiliate, either Directed Services LLC (“DSL”) or ING
Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated Fund (“Fund”) of various investment trusts (the “Trusts”). Investment
Divisions at December 31, 2007 and related Trusts are as follows:

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series -
Class B
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio

ING Investors Trust (continued):
ING BlackRock Large Cap Growth Portfolio - Service
Class
ING BlackRock Large Cap Value Portfolio - Service
Class
ING Capital Guardian U.S. Equities Portfolio -
Service Class
ING EquitiesPlus Portfolio - Service Class*
ING Evergreen Health Sciences Portfolio - Service
Class
ING Evergreen Omega Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
ING FMRSM Large Cap Growth Portfolio - Service
Class
ING FMRSM Mid Cap Growth Portfolio - Service
Class

82

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

ING Investors Trust (continued):
ING Focus 5 Portfolio - Service Class**
ING Franklin Income Portfolio - Service Class*
ING Franklin Mutual Shares Portfolio - Service
Class**
ING Franklin Templeton Founding Strategy Portfolio
- Service Class**
ING Global Real Estate Portfolio - Service Class*
ING Global Resources Portfolio - Service Class
ING Global Technology Portfolio - Service Class
ING International Growth Opportunities Portfolio -
Service Class
ING Janus Contrarian Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
ING JPMorgan Value Opportunities Portfolio - Service
Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class
ING LifeStyle Aggressive Growth Portfolio - Service
Class
ING LifeStyle Growth Portfolio - Service Class
ING LifeStyle Moderate Growth Portfolio - Service
Class
ING LifeStyle Moderate Portfolio - Service Class
ING Limited Maturity Bond Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio -
Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service
Class
ING PIMCO Core Bond Portfolio - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
ING T. Rowe Price Equity Income Portfolio - Service
Class
ING Templeton Global Growth Portfolio - Service
Class
ING UBS U.S. Allocation Portfolio - Service Class
ING Van Kampen Capital Growth Portfolio - Service
Class
ING Van Kampen Global Franchise Portfolio - Service
Class
ING Van Kampen Growth and Income Portfolio -
Service Class
ING Van Kampen Real Estate Portfolio - Service Class
ING VP Index Plus International Equity Portfolio -
Service Class*

ING Investors Trust (continued):
ING Wells Fargo Disciplined Value Portfolio -
Service Class
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class*
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service
Class
ING Columbia Small Cap Value II Portfolio -
Service Class*
ING Davis New York Venture Portfolio - Service
Class
ING JPMorgan International Portfolio - Service
Class
ING JPMorgan Mid Cap Value Portfolio - Service
Class
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service
Class*
ING Neuberger Berman Regency Portfolio - Service
Class*
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio -
Service Class**
ING Templeton Foreign Equity Portfolio - Service
Class*
ING Thornburg Value Portfolio - Initial Class
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
ING UBS U.S. Small Cap Growth Portfolio -
Service Class*
ING Van Kampen Comstock Portfolio - Service
Class
ING Van Kampen Equity and Income Portfolio -
Service Class
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I**
ING VP Growth and Income Portfolio - Class S**
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 4
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11*
ING GET U.S. Core Portfolio - Series 12*
ING GET U.S. Core Portfolio - Series 13*
ING GET U.S. Core Portfolio - Series 14**
ING VP Global Equity Dividend Portfolio

83

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

ING Variable Portfolios, Inc.:	Oppenheimer Variable Account Funds:
ING VP Index Plus LargeCap Portfolio - Class S	Oppenheimer Main Street Small Cap Fund®/VA -
ING VP Index Plus MidCap Portfolio - Class S	Service Class**
ING VP Index Plus SmallCap Portfolio - Class S	Pioneer Variable Contracts Trust:
ING VP Value Opportunity Portfolio - Class S	Pioneer Equity-Income VCT Portfolio - Class II**
ING Variable Products Trust:	Pioneer Small Cap Value VCT Portfolio - Class II*
ING VP Financial Services Portfolio - Class S	ProFunds:
ING VP MidCap Opportunities Portfolio - Class S	ProFund VP Bull
ING VP SmallCap Opportunities Portfolio - Class S	ProFund VP Europe 30
ING VP Balanced Portfolio, Inc.:	ProFund VP Rising Rates Opportunity
ING VP Balanced Portfolio - Class S*	ProFund VP Small-Cap
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:	* Division was added in 2006
Legg Mason Partners Variable International All Cap	** Division was added in 2007
Opportunity Portfolio
Legg Mason Partners Variable Investors Portfolio**
Legg Mason Partners Variable Lifestyle Allocation 50%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio
Legg Mason Partners Variable Money Market Portfolio

The names of certain Divisions and Trusts were changed during 2007. The following is a summary of current and former names for those Divisions and Trusts:

Current Name
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series -
Class B
ING Investors Trust:
ING International Growth Opportunities Portfolio -
Service Class
ING Van Kampen Capital Growth Portfolio - Service
Class
ING Wells Fargo Disciplined Value Portfolio - Service
Class
ING Partners, Inc.:
ING Davis New York Venture Portfolio - Service
Class
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Lifestyle Allocation
50%
Legg Mason Partners Variable Lifestyle Allocation
70%
Legg Mason Partners Variable Lifestyle Allocation
85%
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Legg Mason Partners Variable Large Cap Value
Portfolio

Former Name
Liberty Variable Insurance Trust:
Colonial Small Cap Value Fund, Variable Series -
Class B
ING Investors Trust:
ING International Portfolio - Service Class

ING Van Kampen Equity Growth Portfolio - Service
Class
ING Wells Fargo Mid Cap Disciplined Portfolio -
Service Class
ING Partners, Inc.:
ING Davis Venture Value Portfolio - Service Class

Legg Mason Partners Lifestyle Series, Inc.:
Legg Mason Partners Variable Lifestyle Balanced
Portfolio
Legg Mason Partners Variable Lifestyle Growth
Portfolio
Legg Mason Partners Variable Lifestyle High Growth
Portfolio
Legg Mason Partners Variable Portfolios III:
Legg Mason Partners Variable International All Cap
Growth Portfolio
Legg Mason Partners Variable Large Cap Value
Portfolio

84

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

During 2007, the following Divisions were closed to contractowners:

Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2
ING Investors Trust:
ING Capital Guardian Small/Mid Cap Portfolio - Service Class
ING Legg Mason Partners All Cap Portfolio - Service Class
ING MarketPro Portfolio - Service Class
ING Partners, Inc.:
ING Fundamental Research Portfolio - Initial Class
ING Fundamental Research Portfolio - Service Class
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Large Cap Value Portfolio

The following Divisions were available to contractowners during 2007 but did not have any activity as of December 31, 2007:

Franklin Small Cap Value Securities Fund - Class 2
ING American Century Large Company Value Portfolio - Service Class
ING American Century Small-Mid Cap Value Portfolio - Service Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Service Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING Thornburg Value Portfolio - Service Class
ING VP Global Science and Technology Portfolio - Class S
ING VP Growth Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP Real Estate Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP Strategic Allocation Conservative Portfolio - Class S
ING VP Strategic Allocation Growth Portfolio - Class S
ING VP Strategic Allocation Moderate Portfolio - Class S
PIMCO Real Return Portfolio - Administrative Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

85

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Investments

Investments are made in shares of a Portfolio and are recorded at fair value, determined by the net asset value per share of the respective Portfolio. Investment transactions in each Portfolio are recorded on the trade date. Distributions of net investment income and capital gains from each Portfolio are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Portfolio are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
RLNY, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of RLNY.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the contractowners’ aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, RLNY will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to RLNY.

All Contracts in the Account are currently in the accumulation period.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
RLNY related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by RLNY). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

86

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover RLNY’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of assets attributable to the Contracts.

87

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts.

Contingent Deferred Sales Charges

A contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received, as specified in the Contracts. For DVA Plus Contracts, the Surrender Charge is imposed at a rate of 7% during the first year of purchase, declining to 6%, 5%, 4%, 3%, 2%, and 1%
in the second, third, fourth, fifth, sixth, and seventh years, respectively. For Empire VA
Contracts, the Surrender Charge is imposed at a rate of 6% during the first year of purchase, declining to 5% and 4% in the second and third years, respectively. For
SmartDesign VA Contracts, the Surrender Charge is imposed at a rate of 6% in the year of purchase through the fourth year, declining to 5%, 4%, and 3% in the fifth, sixth, and seventh years, respectively. For Simplicity VA Contracts, the Surrender Charge is
imposed at a rate of 6% in the year of purchase through the second year, declining to 5%,
4%, and 3% in the third, fourth, and fifth years, respectively.

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 3.5% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.60% is deducted daily from the accumulation value for contractowners who select the Optional Asset-Backed Premium Credit feature.

88

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

5. Related Party Transactions

During the year ended December 31, 2007, management fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., ING Variable
Products Trust, ING VP Balanced Portfolio, Inc., and ING VP Intermediate Bond
Portfolio. The annual fee rate ranged from 0.35% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’
advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

89

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements 6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 32	$ 101	$ 138	$ 82
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	207	80	536	105
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	3,430	1,406	2,429	619
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	11,810	2,077	8,435	361
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	1,809	2,708	974	5
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	1,453	521	1,556	442
ING American Funds Growth Portfolio	16,443	2,714	14,517	1,159
ING American Funds Growth-Income Portfolio	9,628	2,612	9,376	1,004
ING American Funds International Portfolio	10,750	1,064	6,505	629
ING BlackRock Large Cap Growth Portfolio - Service Class	854	209	273	21
ING BlackRock Large Cap Value Portfolio - Service Class	281	36	283	53
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	7	2,369	85	500
ING Capital Guardian U.S. Equities Portfolio - Service Class	701	180	311	158
ING EquitiesPlus Portfolio - Service Class	95	54	190	41
ING Evergreen Health Sciences Portfolio - Service Class	1,308	536	1,698	434
ING Evergreen Omega Portfolio - Service Class	151	86	95	99
ING FMRSM Diversified Mid Cap Portfolio - Service Class	5,321	2,539	3,325	153
ING FMRSM Large Cap Growth Portfolio - Service Class	95	96	441	255
ING FMRSM Mid Cap Growth Portfolio - Service Class	147	306	1,164	453
ING Focus 5 Portfolio - Service Class	479	22	-	-
ING Franklin Income Portfolio - Service Class	8,257	1,430	2,687	25
ING Franklin Mutual Shares Portfolio - Service Class	4,780	123	-	-
ING Franklin Templeton Founding Strategy Portfolio - Service
Class	5,850	41	-	-
ING Global Real Estate Portfolio - Service Class	3,528	1,612	1,828	105
ING Global Resources Portfolio - Service Class	4,018	562	2,508	390
ING Global Technology Portfolio - Service Class	1,161	253	354	314
ING International Growth Opportunities Portfolio - Service Class	56	5	37	6
ING Janus Contrarian Portfolio - Service Class	6,776	429	502	95
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	6,725	1,284	4,116	658
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,497	1,577	3,710	785
ING JPMorgan Value Opportunities Portfolio - Service Class	753	545	662	1,017
ING Julius Baer Foreign Portfolio - Service Class	8,959	989	3,571	308
ING Legg Mason Partners All Cap Portfolio - Service Class	481	2,783	851	191
ING Legg Mason Value Portfolio - Service Class	2,119	792	3,634	668
ING LifeStyle Aggressive Growth Portfolio - Service Class	14,071	2,902	11,011	537
ING LifeStyle Growth Portfolio - Service Class	27,111	2,417	22,628	557

90

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Investors Trust (continued):
ING LifeStyle Moderate Growth Portfolio - Service Class	$ 24,812	$ 2,200	$ 23,248	$ 852
ING LifeStyle Moderate Portfolio - Service Class	16,335	2,446	7,925	530
ING Limited Maturity Bond Portfolio - Service Class	20	283	39	228
ING Liquid Assets Portfolio - Service Class	31,702	12,776	18,333	15,374
ING Lord Abbett Affiliated Portfolio - Service Class	139	118	323	86
ING MarketPro Portfolio - Service Class	764	947	262	2
ING Marsico Growth Portfolio - Service Class	1,193	873	2,140	1,253
ING Marsico International Opportunities Portfolio - Service Class	2,340	753	1,255	252
ING MFS Total Return Portfolio - Service Class	2,915	1,502	2,912	1,083
ING MFS Utilities Portfolio - Service Class	3,382	774	2,165	249
ING Oppenheimer Main Street Portfolio® - Service Class	3,868	1,230	2,605	506
ING PIMCO Core Bond Portfolio - Service Class	4,750	2,126	2,660	554
ING PIMCO High Yield Portfolio - Service Class	3,048	635	2,150	390
ING Pioneer Fund Portfolio - Service Class	151	10	80	41
ING Pioneer Mid Cap Value Portfolio - Service Class	2,348	507	2,353	324
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	10,381	767	7,192	360
ING T. Rowe Price Equity Income Portfolio - Service Class	4,251	861	2,833	749
ING Templeton Global Growth Portfolio - Service Class	6,741	1,390	2,584	176
ING UBS U.S. Allocation Portfolio - Service Class	65	56	163	139
ING Van Kampen Capital Growth Portfolio - Service Class	65	158	271	83
ING Van Kampen Global Franchise Portfolio - Service Class	3,359	94	1,222	211
ING Van Kampen Growth and Income Portfolio - Service Class	752	479	818	543
ING Van Kampen Real Estate Portfolio - Service Class	5,622	1,902	3,175	1,066
ING VP Index Plus International Equity Portfolio - Service Class	2,090	166	374	4
ING Wells Fargo Disciplined Value Portfolio - Service Class	581	441	1,204	137
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	149	114	347	27
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	3,264	617	3,170	321
ING Columbia Small Cap Value II Portfolio - Service Class	1,684	133	827	14
ING Davis New York Venture Portfolio - Service Class	4,107	271	2,517	194
ING Fundamental Research Portfolio - Initial Class	269	2,429	2,782	497
ING Fundamental Research Portfolio - Service Class	1	5	2	24
ING JPMorgan International Portfolio - Service Class	3,814	1,094	1,264	74
ING JPMorgan Mid Cap Value Portfolio - Service Class	110	242	7	82
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	853	132	464	209
ING Neuberger Berman Partners Portfolio - Service Class	222	151	819	3
ING Neuberger Berman Regency Portfolio - Service Class	279	19	44	-
ING Oppenheimer Global Portfolio - Initial Class	20	22	4	51
ING Oppenheimer Global Portfolio - Service Class	4,195	2,402	5,064	234
ING T. Rowe Price Growth Equity Portfolio - Service Class	255	52	-	-
ING Templeton Foreign Equity Portfolio - Service Class	4,418	1,240	432	10
ING Thornburg Value Portfolio - Initial Class	-	10	1	17
ING UBS U.S. Large Cap Equity Portfolio - Service Class	132	59	166	30
ING UBS U.S. Small Cap Growth Portfolio - Service Class	42	5	6	-
91

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Van Kampen Comstock Portfolio - Service Class	$ 2,229	$ 515	$ 1,511	$ 383
ING Van Kampen Equity and Income Portfolio - Service Class	650	128	216	82
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	2,109	111	-	-
ING VP Growth and Income Portfolio - Class S	5	-	-	-
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	148	428	159	567
ING GET U.S. Core Portfolio - Series 2	197	495	214	1,127
ING GET U.S. Core Portfolio - Series 3	76	453	497	3,204
ING GET U.S. Core Portfolio - Series 4	159	374	175	1,386
ING GET U.S. Core Portfolio - Series 5	241	291	244	1,578
ING GET U.S. Core Portfolio - Series 6	132	327	74	2,480
ING GET U.S. Core Portfolio - Series 7	206	520	91	3,416
ING GET U.S. Core Portfolio - Series 8	43	57	16	2,393
ING GET U.S. Core Portfolio - Series 9	18	146	7	1,246
ING GET U.S. Core Portfolio - Series 10	38	37	10	1,978
ING GET U.S. Core Portfolio - Series 11	17	5,267	10,410	5,709
ING GET U.S. Core Portfolio - Series 12	3	1,147	2,389	1,431
ING GET U.S. Core Portfolio - Series 13	46	9,161	9,599	16
ING GET U.S. Core Portfolio - Series 14	10,654	411	-	-
ING VP Global Equity Dividend Portfolio	44	109	75	36
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	2,113	732	979	736
ING VP Index Plus MidCap Portfolio - Class S	2,324	803	2,300	371
ING VP Index Plus SmallCap Portfolio - Class S	2,596	591	1,742	500
ING VP Value Opportunity Portfolio - Class S	7	12	7	17
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	700	329	950	371
ING VP MidCap Opportunities Portfolio - Class S	-	1	-	1
ING VP SmallCap Opportunities Portfolio - Class S	75	35	334	89
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	29	99	329	24
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	5,703	1,601	3,921	1,139
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio	101	34	19	49
Legg Mason Partners Variable Investors Portfolio	696	59	-	-
Legg Mason Partners Variable Large Cap Value Portfolio	3	699	20	247
Legg Mason Partners Variable Lifestyle Allocation 50%	95	647	112	724
Legg Mason Partners Variable Lifestyle Allocation 70%	39	156	19	494
Legg Mason Partners Variable Lifestyle Allocation 85%	35	64	6	276
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	16	42	17	21
Legg Mason Partners Variable Money Market Portfolio	51	92	61	19

92

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2007		2006

	Purchases	Sales	Purchases	Sales

		(Dollars in thousands)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	$ 47	$ -	$ - $	-
Pioneer Variable Contracts Trust:
Pioneer Equity-Income VCT Portfolio - Class II	47	-	-	-
Pioneer Small Cap Value VCT Portfolio - Class II	53	35	200	5
ProFunds:
ProFund VP Bull	26	23	20	11
ProFund VP Europe 30	6	15	43	14
ProFund VP Rising Rates Opportunity	94	135	213	34
ProFund VP Small-Cap	103	21	99	11

93

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

7. Changes in Units

The net changes in units outstanding follow:

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	667	6,479	(5,812)	10,506	7,021	3,485
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	4,233	4,268	(35)	42,339	8,985	33,354
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	222,624	113,607	109,017	622,560	522,786	99,774
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	499,614	182,047	317,567	670,357	163,199	507,158
Franklin Templeton Variable Insurance Products Trust:
Mutual Shares Securities Fund - Class 2	153,019	246,800	(93,781)	96,984	3,203	93,781
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	99,542	38,881	60,661	117,042	40,922	76,120
ING American Funds Growth Portfolio	1,203,521	287,557	915,964	1,258,850	243,730	1,015,120
ING American Funds Growth-Income Portfolio	763,097	274,172	488,925	937,610	243,236	694,374
ING American Funds International Portfolio	642,281	122,899	519,382	514,148	123,911	390,237
ING BlackRock Large Cap Growth Portfolio - Service Class	69,277	19,321	49,956	21,864	2,357	19,507
ING BlackRock Large Cap Value Portfolio - Service Class	19,894	2,260	17,634	25,030	6,585	18,445
ING Capital Guardian Small/Mid Cap Portfolio - Service Class	486	118,399	(117,913)	8,488	27,283	(18,795)
ING Capital Guardian U.S. Equities Portfolio - Service Class	51,674	16,556	35,118	24,269	14,531	9,738
ING EquitiesPlus Portfolio - Service Class	7,148	4,654	2,494	19,076	3,763	15,313
ING Evergreen Health Sciences Portfolio - Service Class	103,481	51,395	52,086	166,231	52,892	113,339
ING Evergreen Omega Portfolio - Service Class	12,967	7,568	5,399	9,036	8,838	198
ING FMRSM Diversified Mid Cap Portfolio - Service Class	382,203	191,194	191,009	257,501	31,063	226,438
ING FMRSM Large Cap Growth Portfolio - Service Class	8,990	8,014	976	44,218	26,772	17,446
ING FMRSM Mid Cap Growth Portfolio - Service Class	12,386	12,031	355	106,077	23,937	82,140
ING Focus 5 Portfolio - Service Class	48,220	2,045	46,175	-	-	-
ING Franklin Income Portfolio - Service Class	783,255	176,043	607,212	265,327	7,902	257,425

94

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Franklin Mutual Shares Portfolio - Service Class	413,146	21,197	391,949	-	-	-
ING Franklin Templeton Founding Strategy Portfolio - Service Class	614,347	18,005	596,342	-	-	-
ING Global Real Estate Portfolio - Service Class	278,702	140,330	138,372	171,209	22,760	148,449
ING Global Resources Portfolio - Service Class	209,488	45,177	164,311	167,206	38,703	128,503
ING Global Technology Portfolio - Service Class	93,413	24,367	69,046	29,463	26,223	3,240
ING International Growth Opportunities Portfolio - Service Class	-	81	(81)	-	233	(233)
ING Janus Contrarian Portfolio - Service Class	391,771	39,383	352,388	33,197	7,000	26,197
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	347,360	93,713	253,647	285,503	60,554	224,949
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	173,451	131,484	41,967	313,446	95,665	217,781
ING JPMorgan Value Opportunities Portfolio - Service Class	53,802	45,102	8,700	67,733	100,966	(33,233)
ING Julius Baer Foreign Portfolio - Service Class	472,728	77,348	395,380	264,959	50,713	214,246
ING Legg Mason Partners All Cap Portfolio - Service Class	14,484	185,968	(171,484)	64,628	14,861	49,767
ING Legg Mason Value Portfolio - Service Class	191,420	80,669	110,751	401,980	125,861	276,119
ING LifeStyle Aggressive Growth Portfolio - Service Class	965,677	249,513	716,164	865,652	65,605	800,047
ING LifeStyle Growth Portfolio - Service Class	2,016,854	299,623	1,717,231	1,995,854	250,875	1,744,979
ING LifeStyle Moderate Growth Portfolio - Service Class	1,977,479	335,255	1,642,224	2,068,310	227,630	1,840,680
ING LifeStyle Moderate Portfolio - Service Class	1,426,578	346,156	1,080,422	727,847	103,822	624,025
ING Limited Maturity Bond Portfolio - Service Class	454	12,959	(12,505)	1,383	11,417	(10,034)
ING Liquid Assets Portfolio - Service Class	3,024,661	1,504,548	1,520,113	2,356,062	2,117,009	239,053
ING Lord Abbett Affiliated Portfolio - Service Class	9,183	8,312	871	23,674	6,793	16,881
ING MarketPro Portfolio - Service Class	58,235	83,056	(24,821)	24,903	82	24,821
ING Marsico Growth Portfolio - Service Class	102,796	62,923	39,873	218,536	115,536	103,000
ING Marsico International Opportunities Portfolio - Service Class	131,019	53,321	77,698	112,159	32,675	79,484
ING MFS Total Return Portfolio - Service Class	163,716	97,373	66,343	250,068	124,099	125,969
ING MFS Utilities Portfolio - Service Class	208,276	59,296	148,980	179,698	28,635	151,063
ING Oppenheimer Main Street Portfolio® - Service Class	278,413	61,545	216,868	181,884	49,416	132,468
ING PIMCO Core Bond Portfolio - Service Class	424,612	187,210	237,402	269,008	87,376	181,632
ING PIMCO High Yield Portfolio - Service Class	255,348	74,339	181,009	192,919	52,418	140,501
ING Pioneer Fund Portfolio - Service Class	11,195	821	10,374	6,702	3,348	3,354

95

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING Pioneer Mid Cap Value Portfolio - Service Class	179,855	52,914	126,941	240,542	57,503	183,039
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	726,179	95,800	630,379	666,420	93,245	573,175
ING T. Rowe Price Equity Income Portfolio - Service Class	323,180	85,729	237,451	250,163	77,639	172,524
ING Templeton Global Growth Portfolio - Service Class	476,614	99,682	376,932	201,403	21,219	180,184
ING UBS U.S. Allocation Portfolio - Service Class	677	3,814	(3,137)	13,648	11,984	1,664
ING Van Kampen Capital Growth Portfolio - Service Class	3,899	11,183	(7,284)	21,594	6,765	14,829
ING Van Kampen Global Franchise Portfolio - Service Class	270,346	28,591	241,755	117,039	33,932	83,107
ING Van Kampen Growth and Income Portfolio - Service Class	47,136	22,152	24,984	62,510	27,407	35,103
ING Van Kampen Real Estate Portfolio - Service Class	272,497	124,750	147,747	210,643	96,445	114,198
ING VP Index Plus International Equity Portfolio - Service Class	160,411	14,447	145,964	33,874	1,514	32,360
ING Wells Fargo Disciplined Value Portfolio - Service Class	47,904	28,044	19,860	104,532	9,915	94,617
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	15,232	11,761	3,471	34,093	4,551	29,542
ING Partners, Inc.:
ING Baron Small Cap Growth Portfolio - Service Class	282,258	74,026	208,232	297,756	49,092	248,664
ING Columbia Small Cap Value II Portfolio - Service Class	169,916	19,933	149,983	100,619	14,487	86,132
ING Davis New York Venture Portfolio - Service Class	369,175	32,906	336,269	266,950	48,458	218,492
ING Fundamental Research Portfolio - Initial Class	266	223,704	(223,438)	223,540	102	223,438
ING Fundamental Research Portfolio - Service Class	-	438	(438)	280,597	282,545	(1,948)
ING JPMorgan International Portfolio - Service Class	208,962	58,248	150,714	88,380	7,667	80,713
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,875	14,648	(9,773)	4,269	8,608	(4,339)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	69,686	13,959	55,727	29,432	7,669	21,763
ING Neuberger Berman Partners Portfolio - Service Class	19,146	14,721	4,425	81,652	2,287	79,365
ING Neuberger Berman Regency Portfolio - Service Class	25,715	1,650	24,065	5,023	405	4,618
ING Oppenheimer Global Portfolio - Initial Class	456	1,244	(788)	1,276	4,656	(3,380)
ING Oppenheimer Global Portfolio - Service Class	269,841	174,620	95,221	423,218	74,055	349,163
ING T. Rowe Price Growth Equity Portfolio - Service Class	25,535	5,717	19,818	-	-	-
ING Templeton Foreign Equity Portfolio - Service Class	379,231	116,574	262,657	43,059	1,330	41,729
ING Thornburg Value Portfolio - Initial Class	11	693	(682)	57	1,657	(1,600)

96

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Service Class	9,759	3,896	5,863	98,553	87,285	11,268
ING UBS U.S. Small Cap Growth Portfolio - Service Class	4,030	406	3,624	718	-	718
ING Van Kampen Comstock Portfolio - Service Class	161,249	43,555	117,694	133,823	49,861	83,962
ING Van Kampen Equity and Income Portfolio - Service Class	51,967	11,227	40,740	12,648	2,152	10,496
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	211,741	10,737	201,004	-	-	-
ING VP Growth and Income Portfolio - Class S	550	-	550	-	-	-
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	523	32,548	(32,025)	5,288	51,969	(46,681)
ING GET U.S. Core Portfolio - Series 2	47	35,830	(35,783)	1,225	100,129	(98,904)
ING GET U.S. Core Portfolio - Series 3	-	37,583	(37,583)	46,216	320,722	(274,506)
ING GET U.S. Core Portfolio - Series 4	130	27,953	(27,823)	668	126,435	(125,767)
ING GET U.S. Core Portfolio - Series 5	356	17,979	(17,623)	847	139,147	(138,300)
ING GET U.S. Core Portfolio - Series 6	124	25,911	(25,787)	1,377	233,003	(231,626)
ING GET U.S. Core Portfolio - Series 7	-	39,724	(39,724)	702	325,317	(324,615)
ING GET U.S. Core Portfolio - Series 8	-	3,801	(3,801)	18,990	249,379	(230,389)
ING GET U.S. Core Portfolio - Series 9	-	12,515	(12,515)	3,637	124,689	(121,052)
ING GET U.S. Core Portfolio - Series 10	-	1,593	(1,593)	777	191,071	(190,294)
ING GET U.S. Core Portfolio - Series 11	370	482,871	(482,501)	1,058,855	552,054	506,801
ING GET U.S. Core Portfolio - Series 12	93	99,434	(99,341)	237,911	133,046	104,865
ING GET U.S. Core Portfolio - Series 13	242	878,357	(878,115)	950,443	679	949,764
ING GET U.S. Core Portfolio - Series 14	1,053,840	26,628	1,027,212	-	-	-
ING VP Global Equity Dividend Portfolio	320	8,649	(8,329)	9,508	5,203	4,305
ING Variable Portfolios, Inc.:
ING VP Index Plus LargeCap Portfolio - Class S	177,244	62,890	114,354	106,975	82,702	24,273
ING VP Index Plus MidCap Portfolio - Class S	146,769	73,633	73,136	174,905	47,599	127,306
ING VP Index Plus SmallCap Portfolio - Class S	157,602	53,555	104,047	130,864	46,377	84,487
ING VP Value Opportunity Portfolio - Class S	989	1,344	(355)	1,255	2,286	(1,031)

97

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year ended December 31
		2007			2006

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	50,665	27,701	22,964	80,168	33,903	46,265
ING VP MidCap Opportunities Portfolio - Class S	-	76	(76)	50	47	3
ING VP SmallCap Opportunities Portfolio - Class S	6,249	2,341	3,908	29,574	10,231	19,343
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	818	8,920	(8,102)	32,829	1,976	30,853
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	555,634	184,334	371,300	438,995	174,299	264,696
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity Portfolio	-	1,668	(1,668)	803	3,090	(2,287)
Legg Mason Partners Variable Investors Portfolio	67,318	5,395	61,923	-	-	-
Legg Mason Partners Variable Large Cap Value Portfolio	5	27,807	(27,802)	1,802	12,684	(10,882)
Legg Mason Partners Variable Lifestyle Allocation 50%	217	37,494	(37,277)	5,458	47,983	(42,525)
Legg Mason Partners Variable Lifestyle Allocation 70%	78	9,586	(9,508)	2,404	37,165	(34,761)
Legg Mason Partners Variable Lifestyle Allocation 85%	60	3,722	(3,662)	97	18,581	(18,484)
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	-	2,288	(2,288)	43	1,128	(1,085)
Legg Mason Partners Variable Money Market Portfolio	3,306	6,918	(3,612)	189,442	186,510	2,932
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	4,740	2	4,738	-	-	-
Pioneer Variable Contracts Trust:
Pioneer Equity-Income VCT Portfolio - Class II	4,694	-	4,694	-	-	-
Pioneer Small Cap Value VCT Portfolio - Class II	693	3,202	(2,509)	19,519	348	19,171
ProFunds:
ProFund VP Bull	2,049	1,846	203	1,907	1,543	364
ProFund VP Europe 30	533	1,402	(869)	3,959	1,636	2,323
ProFund VP Rising Rates Opportunity	8,373	14,707	(6,334)	25,672	5,658	20,014
ProFund VP Small-Cap	4,174	1,556	2,618	8,561	1,797	6,764

98

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

8.	Unit Summary

	Division/Contract	Units Outstanding	Unit Value	Extended Value

	AIM V.I. Leisure Fund - Series I Shares
	Contracts in accumulation period:
	Band 6	952.747	$ 14.13	$ 13,462
	Band 9	386.630	13.74	5,312
	Band 17	149.487	13.86	2,072
	Band 20	6,742.527	13.63	91,901
	Band 22	1,735.014	13.56	23,527
	Band 24	8,244.922	13.77	113,533
	Band 25	402.874	13.67	5,507
	Band 26	1,325.399	13.60	18,025
	Band 27	491.149	13.49	6,626
	Band 28	1,082.633	13.46	14,572
		21,513.382		$ 294,537

	Columbia Small Cap Value Fund, Variable Series - Class B
	Contracts in accumulation period:
	Band 1	1,516.803	$ 12.90	$ 19,567
	Band 3	121.801	12.85	1,565
	Band 5	222.278	12.97	2,883
	Band 6	22,502.459	12.90	290,282
	Band 8	46.478	12.80	595
	Band 9	2,069.180	12.73	26,341
	Band 10	173.807	12.67	2,202
	Band 17	25,078.265	12.83	321,754
	Band 19	982.472	12.78	12,556
	Band 20	9,169.451	12.65	115,994
	Band 24	29,565.480	12.76	377,256
	Band 25	4,153.804	12.69	52,712
	Band 26	2,642.497	12.64	33,401
	Band 27	5,869.444	12.55	73,662
	Band 28	635.677	12.53	7,965
		104,749.896		$ 1,338,735

	Fidelity® VIP Equity-Income Portfolio - Service Class 2
	Contracts in accumulation period:
	Band 1	1,151.644	$ 13.05	$ 15,029
	Band 5	6,243.142	13.85	86,468
	Band 6	102,128.584	13.67	1,396,098
	Band 8	40,312.742	13.41	540,594
	Band 9	113,026.037	13.24	1,496,465
	Band 10	817.290	13.11	10,715
	Band 17	110,858.951	13.39	1,484,401
	Band 19	6,494.665	13.32	86,509
	Band 20	16,244.108	13.17	213,935
	Band 22	1,735.413	13.10	22,734
	Band 24	52,459.653	13.30	697,713
	Band 25	28,696.924	13.21	379,086
	Band 27	1,980.378	13.03	25,804
	Band 28	1,257.035	13.01	16,354
		483,406.566		$ 6,471,905

99

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 1	3,164.276	$ 15.27	$ 48,318
Band 3	1,152.845	15.21	17,535
Band 5	13,702.906	18.57	254,463
Band 6	336,347.395	18.33	6,165,248
Band 7	2,096.514	18.15	38,052
Band 8	38,329.935	17.98	689,172
Band 9	116,527.266	17.74	2,067,194
Band 17	216,995.168	16.49	3,578,250
Band 19	17,784.350	16.40	291,663
Band 20	70,388.908	16.21	1,141,004
Band 22	5,425.583	16.13	87,515
Band 24	171,700.756	16.37	2,810,741
Band 25	121,433.097	16.26	1,974,502
Band 26	8,170.494	16.18	132,199
Band 27	22,900.923	16.04	367,331
Band 28	9,840.768	16.01	157,551
Band 29	1,635.702	15.93	26,057
Band 30	9,949.171	11.26	112,028
Band 31	1,534.212	11.26	17,275
	1,169,080.269		$ 19,976,098

ING AllianceBernstein Mid Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 1	4,873.449	$ 23.05	$ 112,333
Band 3	23,320.814	22.65	528,216
Band 6	49,589.828	13.92	690,290
Band 8	1,308.315	13.80	18,055
Band 9	10,367.419	13.73	142,345
Band 10	161.288	13.67	2,205
Band 17	68,402.138	13.84	946,686
Band 19	1,665.396	13.78	22,949
Band 20	8,193.782	13.65	111,845
Band 22	654.171	13.59	8,890
Band 24	27,804.172	13.76	382,585
Band 25	20,665.783	13.69	282,915
Band 26	7,047.921	13.63	96,063
Band 27	582.543	13.54	7,888
Band 28	2,943.820	13.52	39,800
	227,580.839		$ 3,393,065

100

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 1	2,326.243	$ 16.25	$ 37,801
Band 2	345.536	12.06	4,167
Band 3	9,423.494	16.14	152,095
Band 5	10,920.279	16.39	178,983
Band 6	651,428.331	16.25	10,585,710
Band 7	204.415	16.14	3,299
Band 8	11,190.272	16.04	179,492
Band 9	95,509.794	15.90	1,518,606
Band 10	6,402.992	15.80	101,167
Band 17	685,178.062	15.26	10,455,817
Band 19	36,627.357	15.19	556,370
Band 20	170,856.823	15.01	2,564,561
Band 22	90,235.492	14.93	1,347,216
Band 24	405,762.583	15.16	6,151,361
Band 25	512,617.272	15.06	7,720,016
Band 26	13,883.049	14.98	207,968
Band 27	18,593.434	14.86	276,298
Band 28	32,644.930	14.83	484,124
Band 29	1,846.803	14.75	27,240
Band 30	5,917.775	10.64	62,965
	2,761,914.936		$ 42,615,256

ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 1	1,376.963	$ 14.48	$ 19,938
Band 2	317.136	11.68	3,704
Band 3	14,906.458	14.38	214,355
Band 5	9,059.960	14.60	132,275
Band 6	458,953.602	14.48	6,645,648
Band 8	8,684.350	14.29	124,099
Band 9	96,833.100	14.17	1,372,125
Band 10	8,058.675	14.07	113,386
Band 17	502,005.053	13.14	6,596,346
Band 19	36,827.632	13.08	481,705
Band 20	68,520.636	12.92	885,287
Band 22	9,575.817	12.86	123,145
Band 24	321,331.347	13.05	4,193,374
Band 25	414,401.617	12.97	5,374,789
Band 26	5,852.887	12.90	75,502
Band 27	13,226.196	12.79	169,163
Band 28	34,236.348	12.77	437,198
Band 29	4,289.820	12.70	54,481
Band 31	835.784	10.17	8,500
	2,009,293.381		$ 27,025,020

101

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING American Funds International Portfolio
Contracts in accumulation period:
Band 1	1,065.529	$ 22.41	$ 23,879
Band 2	158.894	14.57	2,315
Band 3	4,695.409	22.26	104,520
Band 5	698.656	22.61	15,797
Band 6	249,916.099	22.41	5,600,620
Band 7	19.042	22.26	424
Band 8	3,867.627	22.12	85,552
Band 9	39,950.953	21.93	876,124
Band 10	1,467.359	21.79	31,974
Band 17	288,858.457	18.82	5,436,316
Band 19	20,258.545	18.73	379,443
Band 20	64,711.266	18.50	1,197,158
Band 22	8,465.048	18.41	155,842
Band 24	233,833.060	18.69	4,370,340
Band 25	312,921.380	18.57	5,810,950
Band 26	14,367.094	18.47	265,360
Band 27	26,052.743	18.32	477,286
Band 28	15,238.392	18.28	278,558
Band 29	1,638.160	18.19	29,798
	1,288,183.713		$ 25,142,256

ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 1	824.082	$ 12.99	$ 10,705
Band 3	2,981.568	12.93	38,552
Band 5	1,886.106	13.06	24,633
Band 6	30,020.345	12.99	389,964
Band 8	473.842	12.88	6,103
Band 9	4,552.848	12.81	58,322
Band 17	19,472.234	12.91	251,387
Band 19	1,538.743	12.86	19,788
Band 20	5,474.437	12.74	69,744
Band 22	770.657	12.69	9,780
Band 24	16,917.710	12.84	217,223
Band 25	6,965.717	12.77	88,952
Band 26	259.578	12.72	3,302
Band 28	330.781	12.62	4,174
	92,468.648		$ 1,192,629

102

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING BlackRock Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 5	843.696	$ 13.32	$ 11,238
Band 6	19,515.404	13.25	258,579
Band 9	2,549.901	13.07	33,327
Band 17	13,709.338	13.18	180,689
Band 20	2,014.195	13.00	26,185
Band 24	9,149.769	13.10	119,862
Band 26	763.138	12.98	9,906
Band 27	915.982	12.89	11,807
Band 28	184.149	12.87	2,370
	49,645.572		$ 653,963

ING Capital Guardian U.S. Equities Portfolio - Service
Class
Contracts in accumulation period:
Band 1	5,190.466	$ 12.37	$ 64,206
Band 3	32,978.038	12.23	403,321
Band 6	13,832.958	11.97	165,581
Band 9	8,624.446	11.80	101,768
Band 17	16,636.424	11.90	197,973
Band 20	120.252	11.74	1,412
Band 24	24,576.019	11.83	290,734
Band 25	334.683	11.77	3,939
Band 26	325.743	11.72	3,818
	102,619.029		$ 1,232,752

ING EquitiesPlus Portfolio - Service Class
Contracts in accumulation period:
Band 3	6,788.443	$ 10.88	$ 73,858
Band 6	2,095.048	10.91	22,857
Band 17	7,724.765	10.87	83,968
Band 24	1,198.633	10.84	12,993
	17,806.889		$ 193,676

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Band 1	418.528	$ 13.59	$ 5,688
Band 3	1,111.603	13.53	15,040
Band 5	3,615.097	13.13	47,466
Band 6	149,839.988	13.04	1,953,913
Band 8	4,235.991	12.89	54,602
Band 9	13,017.652	12.80	166,626
Band 17	38,165.664	14.12	538,899
Band 19	3,505.486	14.04	49,217
Band 20	12,130.689	13.88	168,374
Band 24	30,050.861	14.02	421,313
Band 25	24,685.594	13.93	343,870
Band 26	668.478	13.85	9,258
Band 27	1,861.253	13.74	25,574
Band 28	1,367.508	13.71	18,749
	284,674.392		$ 3,818,589

103

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,062.951	$ 12.48	$ 13,266
Band 6	6,592.039	12.39	81,675
Band 8	523.932	12.25	6,418
Band 9	1,001.813	12.16	12,182
Band 17	2,541.009	13.23	33,618
Band 20	61.434	13.01	799
Band 24	673.483	13.14	8,850
	12,456.661		$ 156,808

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Band 1	7,998.843	$ 16.91	$ 135,260
Band 3	134,973.155	16.72	2,256,751
Band 5	39.555	15.11	598
Band 6	86,660.140	15.03	1,302,502
Band 8	617.514	14.91	9,207
Band 9	9,860.511	14.83	146,231
Band 17	104,375.804	14.95	1,560,418
Band 19	2,717.585	14.89	40,465
Band 20	12,280.710	14.74	181,018
Band 22	2,575.740	14.68	37,812
Band 24	80,018.110	14.87	1,189,869
Band 25	117,362.367	14.78	1,734,616
Band 26	1,131.526	14.72	16,656
Band 27	11,240.269	14.62	164,333
Band 28	4,496.472	14.60	65,648
	576,348.301		$ 8,841,384

ING FMRSM Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 5	14,685.492	$ 10.97	$ 161,100
Band 6	12,547.989	10.91	136,899
Band 8	5,701.216	10.82	61,687
Band 9	14,361.329	10.76	154,528
Band 17	4,254.949	10.85	46,166
Band 20	1,999.381	10.70	21,393
Band 22	443.260	10.66	4,725
Band 24	3,486.650	10.79	37,621
Band 27	892.096	10.61	9,465
	58,372.362		$ 633,584

104

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,176.139	$ 26.72	$ 111,586
Band 2	1,479.022	26.72	39,519
Band 3	40,724.643	26.15	1,064,949
Band 4	15,908.839	26.15	416,016
Band 6	11,521.786	11.82	136,188
Band 17	80,459.654	11.75	945,401
Band 19	868.162	11.70	10,157
Band 24	13,670.752	11.69	159,811
Band 25	2,147.517	11.62	24,954
Band 27	1,080.279	11.50	12,423
	172,036.793		$ 2,921,004

ING Focus 5 Portfolio - Service Class
Contracts in accumulation period:
Band 6	7,216.517	$ 9.95	$ 71,804
Band 17	16,628.946	9.94	165,292
Band 24	5,060.856	9.93	50,254
Band 25	4,208.289	9.93	41,788
Band 27	11,490.032	9.92	113,981
Band 28	1,569.965	9.91	15,558
	46,174.605		$ 458,677

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 3	5,680.910	$ 11.06	$ 62,831
Band 5	1,690.490	11.12	18,798
Band 6	202,527.656	11.09	2,246,032
Band 8	2,531.915	11.03	27,927
Band 9	68,289.742	10.99	750,504
Band 10	1,744.053	10.97	19,132
Band 17	109,294.676	11.05	1,207,706
Band 19	8,585.970	11.02	94,617
Band 20	23,365.340	10.96	256,084
Band 22	15,862.188	10.93	173,374
Band 24	285,711.223	11.01	3,145,681
Band 25	117,874.265	10.97	1,293,081
Band 26	1,479.047	10.95	16,196
Band 27	10,826.726	10.90	118,011
Band 28	9,173.242	10.89	99,897
	864,637.443		$ 9,529,871

105

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 5	2,469.888	$ 11.92	$ 29,441
Band 6	136,080.662	11.90	1,619,360
Band 8	2,597.809	11.87	30,836
Band 9	16,600.197	11.86	196,878
Band 10	788.650	11.85	9,346
Band 17	55,250.492	11.88	656,376
Band 19	7,106.120	11.87	84,350
Band 20	8,272.378	11.84	97,945
Band 22	1,785.039	11.83	21,117
Band 24	102,012.031	11.87	1,210,883
Band 25	49,916.678	11.85	591,513
Band 27	895.464	11.82	10,584
Band 28	8,173.379	11.81	96,528
	391,948.787		$ 4,655,157

ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Band 6	63,615.321	$ 9.62	$ 611,979
Band 8	697.631	9.60	6,697
Band 9	67,967.309	9.58	651,127
Band 10	2,883.142	9.57	27,592
Band 17	284,068.246	9.60	2,727,055
Band 19	11,065.423	9.59	106,117
Band 20	34,315.072	9.57	328,395
Band 22	2,267.183	9.56	21,674
Band 24	45,177.802	9.59	433,255
Band 25	64,174.448	9.58	614,791
Band 26	1,027.194	9.57	9,830
Band 27	1,180.035	9.55	11,269
Band 28	17,902.976	9.55	170,973
	596,341.782		$ 5,720,754

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 6	52,028.609	$ 12.48	$ 649,317
Band 7	64.237	12.45	800
Band 8	222.071	12.42	2,758
Band 9	18,187.943	12.38	225,167
Band 17	42,984.656	12.44	534,729
Band 19	11,108.301	12.41	137,854
Band 20	7,892.502	12.34	97,393
Band 22	1,410.930	12.30	17,354
Band 24	32,492.369	12.40	402,905
Band 25	108,874.454	12.36	1,345,688
Band 26	1,093.766	12.33	13,486
Band 27	7,724.575	12.27	94,781
Band 28	2,736.641	12.26	33,551
	286,821.054		$ 3,555,783

106

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Band 1	888.968	$ 48.66	$ 43,257
Band 3	3,011.174	47.29	142,398
Band 5	243.172	21.25	5,167
Band 6	78,151.788	21.14	1,652,129
Band 8	1,833.954	20.97	38,458
Band 9	12,207.214	20.85	254,520
Band 17	117,097.335	21.02	2,461,386
Band 19	11,491.048	20.94	240,623
Band 20	10,111.206	20.73	209,605
Band 22	1,359.567	20.65	28,075
Band 24	63,623.727	20.91	1,330,372
Band 25	43,938.156	20.79	913,474
Band 26	4,787.345	20.71	99,146
Band 27	3,021.405	20.56	62,120
Band 28	503.071	20.53	10,328
Band 29	140.964	20.45	2,883
	352,410.094		$ 7,493,941

ING Global Technology Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,750.300	$ 8.40	$ 14,703
Band 6	13,428.142	13.36	179,400
Band 8	250.229	13.25	3,316
Band 9	6,001.823	13.18	79,104
Band 17	36,747.623	13.29	488,376
Band 19	4,101.879	13.23	54,268
Band 20	4,364.659	13.10	57,177
Band 22	362.080	13.05	4,725
Band 24	7,825.033	13.21	103,369
Band 25	6,133.578	13.14	80,595
Band 26	764.604	13.09	10,009
Band 27	1,070.299	13.00	13,914
	82,800.249		$ 1,088,956

ING International Growth Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Band 3	19,345.180	$ 16.13	$ 312,038
	19,345.180		$ 312,038

107

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,282.280	$ 17.35	$ 22,248
Band 3	100,457.749	17.16	1,723,855
Band 5	2,549.485	19.17	48,874
Band 6	61,221.492	19.03	1,165,045
Band 7	2,066.439	18.92	39,097
Band 8	414.976	18.82	7,810
Band 9	11,089.604	18.68	207,154
Band 10	572.937	18.58	10,645
Band 17	82,206.215	19.58	1,609,598
Band 19	10,007.313	19.48	194,942
Band 20	15,883.843	19.25	305,764
Band 22	251.109	19.15	4,809
Band 24	62,695.167	19.45	1,219,421
Band 25	35,340.765	19.31	682,430
Band 26	4,451.233	19.22	85,553
Band 27	8,127.928	19.05	154,837
Band 28	795.565	19.02	15,132
	399,414.100		$ 7,497,214

ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 1	4,565.697	$ 25.82	$ 117,886
Band 3	15,321.589	25.43	389,628
Band 5	1,895.619	25.34	48,035
Band 6	167,219.260	25.20	4,213,925
Band 7	1,888.516	25.10	47,402
Band 8	3,774.489	25.00	94,362
Band 9	12,968.163	24.86	322,389
Band 10	155.665	24.76	3,854
Band 17	103,410.078	25.06	2,591,457
Band 19	22,839.086	24.96	570,064
Band 20	21,547.891	24.72	532,664
Band 22	2,483.142	24.62	61,135
Band 24	52,151.391	24.93	1,300,134
Band 25	140,935.483	24.79	3,493,791
Band 26	6,759.438	24.69	166,891
Band 27	1,277.170	24.52	31,316
Band 28	2,419.013	24.48	59,217
Band 29	193.068	24.38	4,707
	561,804.758		$ 14,048,857

108

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Small Cap Core Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 5	1,170.034	$ 14.99	$ 17,539
Band 6	133,155.215	14.82	1,973,360
Band 7	1,702.794	14.69	25,014
Band 8	1,608.045	14.57	23,429
Band 9	7,752.373	14.40	111,634
Band 10	2,621.564	14.28	37,436
Band 17	117,760.292	13.48	1,587,409
Band 19	3,572.864	13.41	47,912
Band 20	19,462.806	13.25	257,882
Band 22	4,846.080	13.19	63,920
Band 24	56,717.972	13.39	759,454
Band 25	109,992.922	13.30	1,462,906
Band 26	161.779	13.23	2,140
Band 27	34.065	13.12	447
Band 28	1,882.457	13.10	24,660
	462,441.262		$ 6,395,142

ING JPMorgan Value Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Band 3	1,357.857	$ 12.27	$ 16,661
Band 5	4,768.427	12.39	59,081
Band 6	58,129.766	12.32	716,159
Band 8	6,075.661	12.22	74,245
Band 9	16,951.217	12.16	206,127
Band 17	21,980.108	12.25	269,256
Band 19	8,525.535	12.20	104,012
Band 20	3,549.131	12.09	42,909
Band 22	392.454	12.04	4,725
Band 24	13,301.760	12.19	162,148
Band 25	3,157.084	12.12	38,264
Band 26	820.674	12.07	9,906
Band 27	1,338.490	11.99	16,048
Band 28	1,628.510	11.97	19,493
	141,976.674		$ 1,739,034

109

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	924.894	$ 17.42	$ 16,112
Band 3	1,972.710	17.35	34,227
Band 5	63.860	21.00	1,341
Band 6	159,323.486	20.76	3,307,556
Band 8	2,325.104	20.41	47,455
Band 9	16,169.124	20.18	326,293
Band 17	206,532.630	19.87	4,103,803
Band 19	8,782.822	19.77	173,636
Band 20	33,604.058	19.54	656,623
Band 22	4,037.800	19.44	78,495
Band 24	121,399.367	19.74	2,396,424
Band 25	190,860.522	19.61	3,742,775
Band 26	7,609.454	19.51	148,460
Band 27	2,589.170	19.34	50,075
Band 28	4,796.266	19.30	92,568
Band 29	490.058	19.21	9,414
	761,481.325		$ 15,185,257

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	489.010	$ 9.84	$ 4,812
Band 3	6,213.894	9.73	60,461
Band 5	4,079.987	9.98	40,718
Band 6	212,804.629	9.84	2,093,998
Band 8	4,425.840	9.62	42,577
Band 9	26,522.399	9.48	251,432
Band 17	108,346.903	11.72	1,269,826
Band 19	669.003	11.66	7,801
Band 20	31,530.530	11.52	363,232
Band 22	8,325.541	11.46	95,411
Band 24	145,471.552	11.64	1,693,289
Band 25	103,908.316	11.56	1,201,180
Band 26	6,416.391	11.50	73,788
Band 27	1,294.754	11.40	14,760
Band 28	550.236	11.38	6,262
	661,048.985		$ 7,219,547

110

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING LifeStyle Aggressive Growth Portfolio - Service Class
Contracts in accumulation period:
Band 3	12,439.716	$ 13.57	$ 168,807
Band 6	693,606.873	14.27	9,897,770
Band 8	3,519.085	14.12	49,689
Band 9	89,239.584	14.01	1,250,247
Band 17	552,984.258	14.45	7,990,623
Band 19	39,078.358	14.38	561,947
Band 20	16,549.212	14.21	235,164
Band 22	3,508.923	14.13	49,581
Band 24	297,033.714	14.35	4,262,434
Band 25	156,130.366	14.26	2,226,419
Band 26	35,794.252	14.18	507,562
Band 27	17,222.186	14.06	242,144
Band 28	38,703.019	14.04	543,390
	1,955,809.546		$ 27,985,777

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Band 5	883.874	$ 13.87	$ 12,259
Band 6	1,133,854.971	13.76	15,601,844
Band 8	2,368.476	13.61	32,235
Band 9	105,677.056	13.51	1,427,697
Band 17	1,336,908.131	13.81	18,462,701
Band 19	38,816.737	13.74	533,342
Band 20	119,395.000	13.58	1,621,384
Band 22	21,045.785	13.51	284,329
Band 24	773,544.923	13.72	10,613,036
Band 25	584,805.340	13.62	7,965,049
Band 26	76,165.408	13.55	1,032,041
Band 27	14,660.040	13.44	197,031
Band 28	115,135.515	13.41	1,543,967
	4,323,261.256		$ 59,326,915

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Band 5	19,209.266	$ 13.38	$ 257,020
Band 6	1,089,467.279	13.28	14,468,125
Band 7	794.249	13.20	10,484
Band 8	46,183.938	13.13	606,395
Band 9	193,668.320	13.03	2,523,498
Band 17	1,461,655.804	13.24	19,352,323
Band 19	177,815.939	13.17	2,341,836
Band 20	178,639.697	13.02	2,325,889
Band 22	14,604.637	12.95	189,130
Band 24	822,813.059	13.15	10,819,992
Band 25	457,194.606	13.06	5,970,962
Band 26	32,846.388	13.00	427,003
Band 27	57,404.686	12.89	739,946
Band 28	40,406.617	12.86	519,629
	4,592,704.485		$ 60,552,232

111

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,104.866	$ 12.26	$ 13,546
Band 4	855.159	11.43	9,774
Band 5	5,242.839	12.96	67,947
Band 6	403,700.166	12.86	5,191,584
Band 8	23,288.752	12.72	296,233
Band 9	114,072.204	12.63	1,440,732
Band 10	12,753.862	12.56	160,189
Band 17	607,968.450	12.70	7,721,199
Band 19	19,236.617	12.64	243,151
Band 20	82,315.945	12.49	1,028,126
Band 22	19,151.452	12.42	237,861
Band 24	318,151.481	12.62	4,015,072
Band 25	612,506.608	12.53	7,674,708
Band 26	7,992.489	12.47	99,666
Band 27	4,348.928	12.36	53,753
Band 28	28,459.386	12.34	351,189
Band 29	7,361.247	12.28	90,396
	2,268,510.451		$ 28,695,126

ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	6,189.898	$ 22.50	$ 139,273
Band 3	17,093.557	21.86	373,665
	23,283.455		$ 512,938

ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period:
Band 1	12,401.717	$ 17.45	$ 216,410
Band 3	73,336.479	16.95	1,243,053
Band 4	8,907.348	10.05	89,519
Band 5	717.206	18.10	12,981
Band 6	149,051.896	17.45	2,600,956
Band 7	393.345	16.95	6,667
Band 8	68,449.338	16.47	1,127,361
Band 9	284,763.780	15.85	4,513,506
Band 10	2,749.695	15.40	42,345
Band 17	535,916.336	10.80	5,787,896
Band 19	23,791.288	10.75	255,756
Band 20	112,964.836	10.62	1,199,687
Band 24	145,972.943	10.73	1,566,290
Band 25	314,093.097	10.66	3,348,232
Band 26	43,487.435	10.60	460,967
Band 27	312,221.952	10.51	3,281,453
Band 28	14,941.094	10.49	156,732
Band 30	6,607.944	10.14	67,005
	2,110,767.729		$ 25,976,816

112

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 3	8,931.350	$ 14.02	$ 125,218
Band 6	4,505.531	15.01	67,628
Band 17	11,868.570	13.40	159,039
Band 19	3,293.533	13.33	43,903
Band 20	1,505.399	13.17	19,826
Band 24	3,098.147	13.31	41,236
Band 25	1,876.958	13.22	24,813
	35,079.488		$ 481,663

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	14,308.686	$ 19.43	$ 278,018
Band 3	162,196.160	19.09	3,096,325
Band 6	93,927.904	14.10	1,324,383
Band 8	474.101	13.95	6,614
Band 9	9,618.044	13.84	133,114
Band 10	169.227	13.77	2,330
Band 17	134,618.322	14.26	1,919,657
Band 19	3,624.428	14.19	51,431
Band 20	11,549.929	14.02	161,930
Band 22	371.145	13.95	5,177
Band 24	39,429.378	14.17	558,714
Band 25	45,796.831	14.07	644,361
Band 26	6,786.836	14.00	95,016
Band 27	12,323.012	13.88	171,043
Band 28	5,101.102	13.86	70,701
	540,295.105		$ 8,518,814

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 1	748.919	$ 18.13	$ 13,578
Band 3	13,723.505	18.05	247,709
Band 5	1,818.628	18.22	33,135
Band 6	58,960.402	18.13	1,068,952
Band 7	2,188.038	18.05	39,494
Band 8	1,829.591	17.98	32,896
Band 9	12,278.786	17.88	219,545
Band 10	3,582.559	17.81	63,805
Band 17	39,484.718	18.03	711,909
Band 19	10,670.883	17.95	191,542
Band 20	7,577.936	17.78	134,736
Band 24	75,524.490	17.93	1,354,154
Band 25	67,086.392	17.83	1,196,150
Band 26	2,697.423	17.76	47,906
Band 27	1,157.412	17.64	20,417
Band 28	2,851.797	17.61	50,220
Band 29	1,538.539	17.54	26,986
	303,720.018		$ 5,453,134

113

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	8,943.471	$ 28.42	$ 254,173
Band 2	5,616.708	28.42	159,627
Band 3	41,881.342	27.86	1,166,814
Band 4	30,235.111	27.86	842,350
Band 5	5,911.999	29.19	172,571
Band 6	69,490.457	28.42	1,974,919
Band 8	14,655.145	27.32	400,379
Band 9	31,986.991	26.59	850,534
Band 10	1,166.483	26.07	30,410
Band 17	91,596.523	12.33	1,129,385
Band 19	17,675.162	12.26	216,697
Band 20	32,684.133	12.12	396,132
Band 22	2,391.188	12.06	28,838
Band 24	154,131.747	12.24	1,886,573
Band 25	141,756.042	12.16	1,723,753
Band 26	5,886.131	12.10	71,222
Band 27	8,795.820	12.00	105,550
Band 28	1,624.715	11.97	19,448
Band 30	6,311.046	10.25	64,688
	672,740.214		$ 11,494,063

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,166.606	$ 18.46	$ 21,536
Band 6	142,733.769	18.54	2,646,284
Band 7	10.908	18.46	201
Band 8	3,651.709	18.39	67,155
Band 9	20,629.979	18.29	377,322
Band 17	92,698.093	18.44	1,709,353
Band 19	11,315.839	18.36	207,759
Band 20	23,276.961	18.19	423,408
Band 22	2,889.664	18.11	52,332
Band 24	43,466.202	18.34	797,170
Band 25	40,299.106	18.24	735,056
Band 26	418.997	18.16	7,609
Band 27	1,801.880	18.04	32,506
Band 28	2,467.566	18.01	44,441
	386,827.279		$ 7,122,132

114

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Band 1	3,106.879	$ 25.64	$ 79,660
Band 2	13,120.118	25.64	336,400
Band 3	16,602.522	25.14	417,387
Band 4	34,499.506	25.14	867,318
Band 5	662.874	26.34	17,460
Band 6	27,307.206	25.64	700,157
Band 8	8,738.129	24.64	215,307
Band 9	36,951.503	23.99	886,467
Band 17	64,225.969	13.48	865,766
Band 19	2,053.867	13.41	27,542
Band 20	1,602.574	13.25	21,234
Band 22	476.201	13.18	6,276
Band 24	24,334.222	13.39	325,835
Band 25	254,416.515	13.29	3,381,195
Band 28	1,756.167	13.09	22,988
	489,854.252		$ 8,170,992

ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,525.754	$ 15.46	$ 85,428
Band 3	12,591.314	15.16	190,884
Band 5	8,527.895	15.88	135,423
Band 6	132,526.228	15.46	2,048,855
Band 8	18,116.750	14.86	269,215
Band 9	42,625.139	14.47	616,786
Band 10	2,354.592	14.18	33,388
Band 17	84,217.815	11.31	952,503
Band 19	21,204.077	11.25	238,546
Band 20	42,735.756	11.12	475,222
Band 22	2,840.700	11.06	31,418
Band 24	195,727.519	11.23	2,198,020
Band 25	170,623.513	11.16	1,904,158
Band 26	3,447.361	11.10	38,266
Band 27	18,888.584	11.01	207,963
Band 28	12,930.134	10.99	142,102
	774,883.131		$ 9,568,177

115

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,488.772	$ 12.20	$ 30,363
Band 3	40,300.979	12.13	488,851
Band 5	5,385.789	12.29	66,191
Band 6	106,687.499	12.20	1,301,587
Band 8	7,811.248	12.06	94,204
Band 9	33,391.302	11.97	399,694
Band 10	1,986.638	11.91	23,661
Band 17	113,011.134	11.76	1,329,011
Band 19	8,391.991	11.70	98,186
Band 20	46,747.471	11.56	540,401
Band 22	1,827.310	11.50	21,014
Band 24	95,348.422	11.68	1,113,670
Band 25	65,428.078	11.60	758,966
Band 26	3,498.971	11.54	40,378
Band 27	15,243.977	11.44	174,391
Band 28	3,540.279	11.42	40,430
	551,089.860		$ 6,520,998

ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 6	3,666.416	$ 13.15	$ 48,213
Band 8	25.502	13.04	333
Band 9	2,493.612	12.97	32,342
Band 17	5,873.693	13.08	76,828
Band 20	483.367	12.90	6,235
Band 24	2,506.592	13.01	32,611
Band 25	3,539.298	12.94	45,799
Band 27	2,134.295	12.80	27,319
	20,722.775		$ 269,680

116

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,501.891	$ 12.61	$ 18,939
Band 3	1,435.286	12.56	18,027
Band 6	111,583.819	12.61	1,407,072
Band 8	137.761	12.51	1,723
Band 9	14,041.605	12.44	174,678
Band 10	936.267	12.39	11,600
Band 17	173,971.688	12.54	2,181,605
Band 19	1,656.443	12.49	20,689
Band 20	25,789.670	12.37	319,018
Band 22	3,370.128	12.32	41,520
Band 24	60,951.018	12.47	760,059
Band 25	32,180.056	12.41	399,354
Band 26	7,749.618	12.36	95,785
Band 27	1,709.549	12.27	20,976
Band 28	2,168.898	12.25	26,569
Band 29	1,543.281	12.20	18,828
Band 30	4,578.246	10.13	46,378
	445,305.224		$ 5,562,820

ING T. Rowe Price Capital Appreciation Portfolio - Service
Class
Contracts in accumulation period:
Band 1	4,660.168	$ 50.48	$ 235,245
Band 3	13,894.233	49.06	681,651
Band 5	414.039	12.92	5,349
Band 6	636,499.170	12.85	8,179,014
Band 8	6,128.432	12.75	78,138
Band 9	20,609.374	12.68	261,327
Band 17	286,313.642	12.78	3,659,088
Band 19	16,953.189	12.73	215,814
Band 20	79,547.291	12.61	1,003,091
Band 22	2,985.135	12.56	37,493
Band 24	204,232.397	12.71	2,595,794
Band 25	76,222.219	12.64	963,449
Band 26	9,803.456	12.59	123,426
Band 27	24,298.730	12.50	303,734
Band 28	11,595.850	12.48	144,716
	1,394,157.325		$ 18,487,329

117

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,545.322	$ 35.98	$ 91,581
Band 3	15,378.088	34.97	537,772
Band 5	486.136	13.86	6,738
Band 6	198,754.747	13.76	2,734,865
Band 8	889.478	13.60	12,097
Band 9	33,210.492	13.50	448,342
Band 10	892.518	13.43	11,987
Band 17	50,187.998	13.46	675,530
Band 19	11,226.733	13.39	150,326
Band 20	18,865.976	13.23	249,597
Band 22	1,994.834	13.16	26,252
Band 24	134,472.812	13.37	1,797,901
Band 25	243,806.157	13.28	3,237,746
Band 26	5,372.436	13.21	70,970
Band 27	10,715.853	13.10	140,378
Band 28	11,284.659	13.07	147,490
	740,084.239		$ 10,339,572

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	6,457.030	$ 27.31	$ 176,341
Band 3	24,938.199	26.69	665,601
Band 6	205,143.605	14.01	2,874,062
Band 8	22,383.605	13.90	311,132
Band 9	83,709.063	13.83	1,157,696
Band 17	56,459.364	13.94	787,044
Band 19	4,263.628	13.88	59,179
Band 20	1,825.101	13.75	25,095
Band 22	1,298.378	13.69	17,775
Band 24	86,156.463	13.86	1,194,129
Band 25	108,790.782	13.79	1,500,225
Band 26	941.912	13.73	12,932
Band 27	1,688.544	13.63	23,015
Band 28	7,237.532	13.61	98,503
	611,293.206		$ 8,902,729

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 3	16,634.190	$ 10.67	$ 177,487
Band 6	9,208.818	12.68	116,768
Band 8	3,007.746	12.54	37,717
Band 9	1,492.508	12.45	18,582
Band 17	842.707	12.48	10,517
Band 20	15,669.283	12.27	192,262
Band 22	294.660	12.20	3,595
Band 24	3,643.547	12.39	45,144
	50,793.459		$ 602,072

118

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Capital Growth Portfolio - Service Class
Contracts in accumulation period:
Band 6	13,033.969	$ 15.58	$ 203,069
Band 8	891.647	15.45	13,776
Band 9	1,733.416	15.37	26,643
Band 17	283.587	15.49	4,393
Band 19	619.420	15.43	9,558
Band 20	576.954	15.28	8,816
Band 24	7,246.840	15.41	111,674
Band 25	325.296	15.32	4,984
	24,711.129		$ 382,913

ING Van Kampen Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Band 6	101,207.389	$ 13.84	$ 1,400,710
Band 9	5,189.616	13.65	70,838
Band 17	58,142.648	13.76	800,043
Band 19	2,537.251	13.71	34,786
Band 20	22,318.038	13.58	303,079
Band 24	63,743.348	13.69	872,646
Band 25	60,382.284	13.61	821,803
Band 26	408.741	13.56	5,543
Band 27	49,154.441	13.46	661,619
Band 28	2,160.725	13.44	29,040
	365,244.481		$ 5,000,107

ING Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Band 1	3,919.976	$ 33.11	$ 129,790
Band 2	573.765	11.51	6,604
Band 3	30,725.499	32.41	995,813
Band 6	39,535.274	12.91	510,400
Band 8	941.456	12.81	12,060
Band 9	7,776.433	12.74	99,072
Band 10	556.941	12.68	7,062
Band 17	28,274.782	12.84	363,048
Band 19	1,234.056	12.79	15,784
Band 20	3,632.859	12.66	45,992
Band 22	203.434	12.61	2,565
Band 24	18,389.919	12.77	234,839
Band 25	4,704.495	12.70	59,747
Band 26	7,949.603	12.65	100,562
	148,418.492		$ 2,583,338

119

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,790.760	$ 67.51	$ 120,894
Band 3	1,975.790	65.61	129,632
Band 5	612.886	17.86	10,946
Band 6	130,134.929	17.72	2,305,991
Band 8	255.804	17.53	4,484
Band 9	12,903.097	17.40	224,514
Band 10	3,195.505	17.30	55,282
Band 17	87,466.107	15.02	1,313,741
Band 19	9,276.866	14.95	138,689
Band 20	24,476.393	14.77	361,516
Band 22	545.217	14.69	8,009
Band 24	59,552.987	14.92	888,531
Band 25	37,560.463	14.82	556,646
Band 26	8,923.853	14.74	131,538
Band 27	8,858.570	14.62	129,512
Band 28	1,980.558	14.59	28,896
Band 29	441.588	14.52	6,412
	389,951.373		$ 6,415,233

ING VP Index Plus International Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 3	3,582.120	$ 13.57	$ 48,609
Band 5	987.141	13.67	13,494
Band 6	118,793.867	13.61	1,616,785
Band 8	67.369	13.53	912
Band 9	4,374.154	13.47	58,920
Band 17	22,097.915	13.56	299,648
Band 19	837.841	13.51	11,319
Band 20	2,912.676	13.41	39,059
Band 24	11,510.226	13.50	155,388
Band 25	4,073.222	13.44	54,744
Band 26	607.191	13.40	8,136
Band 30	8,480.509	10.81	91,674
	178,324.231		$ 2,398,688

120

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Wells Fargo Disciplined Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,659.876	$ 24.90	$ 91,131
Band 3	25,019.061	24.32	608,464
Band 6	96,256.851	12.17	1,171,446
Band 8	110.526	12.08	1,335
Band 9	4,434.560	12.01	53,259
Band 17	12,453.922	12.11	150,817
Band 19	447.352	12.06	5,395
Band 20	5,653.900	11.94	67,508
Band 24	8,890.050	12.04	107,036
Band 25	2,732.203	11.98	32,732
Band 26	805.957	11.93	9,615
Band 27	487.856	11.84	5,776
Band 28	165.050	11.83	1,953
	161,117.164		$ 2,306,467

ING Wells Fargo Small Cap Disciplined Portfolio - Service
Class
Contracts in accumulation period:
Band 1	453.734	$ 10.92	$ 4,955
Band 6	12,699.888	10.92	138,683
Band 9	1,606.573	10.80	17,351
Band 17	6,385.721	10.87	69,413
Band 19	520.362	10.84	5,641
Band 20	1,603.573	10.76	17,254
Band 24	8,493.895	10.82	91,904
Band 25	1,249.778	10.78	13,473
	33,013.524		$ 358,674

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 3	94.021	$ 13.08	$ 1,230
Band 5	406.108	13.21	5,365
Band 6	185,077.107	13.14	2,431,913
Band 8	112.458	13.03	1,465
Band 9	5,300.910	12.96	68,700
Band 10	182.118	12.91	2,351
Band 17	163,994.487	13.07	2,143,408
Band 19	8,210.157	13.01	106,814
Band 20	16,201.142	12.89	208,833
Band 22	2,188.864	12.83	28,083
Band 24	92,374.335	12.99	1,199,943
Band 25	41,836.548	12.92	540,528
Band 26	5,830.207	12.87	75,035
Band 27	4,858.025	12.78	62,086
Band 28	1,946.608	12.76	24,839
Band 31	410.509	10.40	4,269
	529,023.604		$ 6,904,862

121

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Band 6	65,747.714	$ 10.23	$ 672,599
Band 8	321.212	10.18	3,270
Band 9	5,007.029	10.15	50,821
Band 17	47,061.907	10.20	480,031
Band 19	2,302.975	10.17	23,421
Band 20	3,274.864	10.11	33,109
Band 22	966.875	10.09	9,756
Band 24	70,590.118	10.16	717,196
Band 25	33,923.156	10.13	343,642
Band 26	3,954.145	10.10	39,937
Band 27	1,817.414	10.06	18,283
Band 28	207.685	10.05	2,087
Band 29	939.523	10.02	9,414
	236,114.617		$ 2,403,566

ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 6	122,556.037	$ 11.46	$ 1,404,492
Band 9	7,421.942	11.34	84,165
Band 17	200,128.946	11.42	2,285,473
Band 19	545.044	11.38	6,203
Band 20	11,531.252	11.29	130,188
Band 22	3,579.769	11.26	40,308
Band 24	110,643.869	11.37	1,258,021
Band 25	88,574.822	11.32	1,002,667
Band 26	3,969.330	11.28	44,774
Band 27	4,599.209	11.22	51,603
Band 28	2,321.508	11.21	26,024
	555,871.728		$ 6,333,918

ING JPMorgan International Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,455.564	$ 19.57	$ 28,485
Band 5	296.763	19.87	5,897
Band 6	49,188.897	19.70	969,021
Band 8	18,508.075	19.44	359,797
Band 9	64,224.276	19.27	1,237,602
Band 17	90,729.801	16.41	1,488,876
Band 19	3,420.817	16.32	55,828
Band 20	15,772.642	16.13	254,413
Band 24	27,057.470	16.30	441,037
Band 25	22,278.464	16.19	360,688
Band 26	1,172.166	16.10	18,872
Band 27	1,679.922	15.97	26,828
Band 28	359.293	15.94	5,727
	296,144.150		$ 5,253,071

122

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,834.376	$ 17.67	$ 32,413
Band 6	12,623.972	17.47	220,541
Band 7	90.324	17.32	1,564
Band 8	5,624.921	17.18	96,636
Band 9	12,523.194	16.98	212,644
Band 10	1,270.335	16.84	21,392
Band 17	4,884.217	13.85	67,646
Band 19	3,185.980	13.78	43,903
Band 20	1,765.232	13.62	24,042
Band 24	3,526.509	13.76	48,525
Band 25	4,167.767	13.67	56,973
Band 27	41.579	13.48	560
	51,538.406		$ 826,839

ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 5	574.725	$ 13.63	$ 7,834
Band 6	21,773.618	13.51	294,162
Band 8	1,679.220	13.34	22,401
Band 9	5,119.918	13.22	67,685
Band 17	24,700.889	12.70	313,701
Band 19	2,258.388	12.63	28,523
Band 20	4,898.006	12.48	61,127
Band 22	380.447	12.42	4,725
Band 24	38,899.849	12.61	490,527
Band 25	31,653.536	12.53	396,619
Band 26	7,632.461	12.46	95,100
Band 28	1,458.740	12.33	17,986
	141,029.797		$ 1,800,390

ING Neuberger Berman Partners Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,333.690	$ 11.06	$ 25,811
Band 3	24,761.758	11.03	273,122
Band 5	1,186.931	11.10	13,175
Band 6	12,162.321	11.06	134,515
Band 9	9,774.759	10.97	107,229
Band 17	21,078.483	11.02	232,285
Band 19	1,379.279	11.00	15,172
Band 20	5,153.006	10.93	56,322
Band 24	4,623.832	10.99	50,816
Band 26	808.559	10.92	8,829
Band 28	527.361	10.86	5,727
	83,789.979		$ 923,003

123

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period:
Band 6	15,398.634	$ 10.20	$ 157,066
Band 17	9,550.226	10.16	97,030
Band 24	2,026.637	10.13	20,530
Band 25	535.833	10.09	5,407
Band 26	1,172.768	10.07	11,810
	28,684.098		$ 291,843

ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 5	3,746.217	$ 14.82	$ 55,519
Band 6	2,112.344	14.73	31,115
Band 8	2,214.698	14.62	32,379
Band 9	3,184.601	14.54	46,304
Band 17	3,095.421	14.65	45,348
Band 19	787.263	14.59	11,486
Band 20	1,693.599	14.45	24,473
Band 24	741.604	14.57	10,805
Band 25	629.676	14.49	9,124
	18,205.423		$ 266,553

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,866.197	$ 14.55	$ 27,153
Band 5	812.340	16.97	13,785
Band 6	156,177.974	16.78	2,620,666
Band 8	21,252.332	16.50	350,663
Band 9	76,580.070	16.31	1,249,021
Band 17	106,431.291	15.83	1,684,807
Band 19	8,710.022	15.75	137,183
Band 20	41,585.073	15.57	647,480
Band 22	4,290.538	15.49	66,460
Band 24	124,571.722	15.73	1,959,513
Band 25	53,128.008	15.62	829,859
Band 26	8,829.141	15.54	137,205
Band 27	14,790.729	15.41	227,925
Band 28	1,399.590	15.38	21,526
Band 30	8,882.469	10.55	93,710
Band 31	398.408	10.54	4,199
	629,705.904		$ 10,071,155

124

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
Band 6	5,956.942	$ 10.18	$ 60,642
Band 17	6,290.110	10.17	63,970
Band 19	870.614	10.16	8,845
Band 20	421.905	10.14	4,278
Band 22	2,771.527	10.12	28,048
Band 24	3,289.032	10.16	33,417
Band 25	218.257	10.14	2,213
	19,818.387		$ 201,413

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 3	705.482	$ 12.71	$ 8,967
Band 5	1,870.175	12.78	23,901
Band 6	55,029.855	12.74	701,080
Band 8	26,466.987	12.67	335,337
Band 9	101,441.901	12.63	1,281,211
Band 17	36,676.875	12.70	465,796
Band 19	2,006.189	12.66	25,398
Band 20	4,263.452	12.59	53,677
Band 22	391.535	12.55	4,914
Band 24	37,862.900	12.65	478,966
Band 25	21,686.964	12.61	273,473
Band 26	415.573	12.58	5,228
Band 27	15,165.904	12.52	189,877
Band 28	402.502	12.51	5,035
	304,386.294		$ 3,852,860

ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 9	307.640	$ 10.28	$ 3,163
	307.640		$ 3,163

ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Band 5	598.006	$ 13.65	$ 8,163
Band 6	16,041.815	13.54	217,206
Band 8	149.906	13.40	2,009
Band 9	1,983.736	13.30	26,384
Band 17	19,127.281	13.41	256,497
Band 20	2,023.604	13.18	26,671
Band 22	35.991	13.12	472
Band 24	7,136.355	13.32	95,056
Band 25	1,270.488	13.23	16,809
Band 26	591.124	13.16	7,779
	48,958.306		$ 657,046

125

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING UBS U.S. Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 6	318.530	$ 10.04	$ 3,198
Band 9	23.524	9.95	234
Band 17	120.239	10.00	1,202
Band 20	2,920.279	9.92	28,969
Band 24	576.914	9.97	5,752
Band 25	383.328	9.94	3,810
	4,342.814		$ 43,165

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 5	6,843.341	$ 14.00	$ 95,807
Band 6	83,593.638	13.84	1,156,936
Band 8	8,197.499	13.60	111,486
Band 9	4,664.897	13.45	62,743
Band 17	72,279.174	12.50	903,490
Band 19	9,365.021	12.44	116,501
Band 20	45,109.835	12.29	554,400
Band 22	5,433.658	12.23	66,454
Band 24	61,431.731	12.41	762,368
Band 25	78,704.778	12.33	970,430
Band 26	3,130.127	12.27	38,407
Band 27	13,440.417	12.16	163,435
Band 28	1,152.204	12.14	13,988
Band 29	1,948.266	12.08	23,535
	395,294.586		$ 5,039,980

ING Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Band 6	25,986.331	$ 12.31	$ 319,892
Band 9	8,803.977	12.14	106,880
Band 17	4,964.284	12.24	60,763
Band 19	2,132.432	12.19	25,994
Band 20	8,252.529	12.07	99,608
Band 22	109.182	12.02	1,312
Band 24	19,511.495	12.17	237,455
Band 25	9,775.623	12.11	118,383
Band 27	4,202.216	11.97	50,301
Band 28	2,224.283	11.96	26,602
	85,962.352		$ 1,047,190

ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 2	51,252.053	$ 9.96	$ 510,470
Band 4	149,751.544	9.96	1,491,525
	201,003.597		$ 2,001,995

126

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 17	116.807	$ 9.95	$ 1,162
Band 24	433.646	9.95	4,315
	550.453		$ 5,477

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Band 5	31,502.338	$ 11.37	$ 358,182
Band 6	24,229.420	11.26	272,823
Band 7	17,862.660	11.18	199,705
Band 8	116,312.860	11.11	1,292,236
Band 9	90,808.170	11.01	999,798
Band 10	12,178.443	10.93	133,110
	292,893.891		$ 3,255,854

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Band 5	83,062.305	$ 11.01	$ 914,516
Band 6	11,754.203	10.92	128,356
Band 7	10,366.576	10.85	112,477
Band 8	170,749.205	10.78	1,840,676
Band 9	128,408.281	10.68	1,371,400
Band 10	84,967.881	10.61	901,509
	489,308.451		$ 5,268,934

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Band 5	13,404.110	$ 10.72	$ 143,692
Band 6	31,603.062	10.63	335,941
Band 7	3,662.759	10.56	38,679
Band 8	107,669.766	10.50	1,130,533
Band 9	85,333.037	10.41	888,317
Band 10	16,372.084	10.35	169,451
	258,044.818		$ 2,706,613

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Band 5	50,996.758	$ 11.25	$ 573,714
Band 6	1,345.202	11.16	15,012
Band 8	135,707.938	11.04	1,498,216
Band 9	67,876.682	10.95	743,250
Band 10	17,183.274	10.89	187,126
	273,109.854		$ 3,017,318

127

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 5	15,057.662	$ 11.68	$ 175,873
Band 6	48,509.118	11.60	562,706
Band 8	110,791.399	11.48	1,271,885
Band 9	137,692.853	11.39	1,568,322
Band 10	8.368	11.33	95
Band 17	9,210.290	11.53	106,195
	321,269.690		$ 3,685,076

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 5	5,979.671	$ 11.28	$ 67,451
Band 6	12,646.375	11.20	141,639
Band 8	4,396.573	11.09	48,758
Band 9	63,115.360	11.02	695,531
Band 17	11,241.379	11.13	125,117
Band 20	45,268.543	10.94	495,238
Band 22	2,081.330	10.89	22,666
	144,729.231		$ 1,596,400

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	45,195.602	$ 11.06	$ 499,863
Band 8	135.214	10.96	1,482
Band 9	207,879.370	10.89	2,263,806
Band 17	7,368.314	10.99	80,978
Band 20	31,511.808	10.82	340,958
	292,090.308		$ 3,187,087

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	10,142.876	$ 11.18	$ 113,397
Band 8	1,100.860	11.09	12,209
Band 9	21,201.535	11.03	233,853
Band 10	2,624.730	10.98	28,820
Band 20	23,610.860	10.96	258,775
	58,680.861		$ 647,054

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 5	40.406	$ 11.07	$ 447
Band 8	11,828.676	10.93	129,287
Band 9	440.108	10.88	4,788
Band 17	3,981.844	10.96	43,641
Band 20	6,814.605	10.82	73,734
	23,105.639		$ 251,897

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 5	20,809.491	$ 11.00	$ 228,904
Band 8	70,091.949	10.87	761,899
Band 9	395.259	10.82	4,277
	91,296.699		$ 995,080

128

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 5	5,253.351	$ 10.69	$ 56,158
Band 6	2,063.315	10.64	21,954
Band 8	2,179.689	10.58	23,061
Band 9	4,703.418	10.53	49,527
Band 17	10,100.692	10.60	107,067
	24,300.465		$ 257,767

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 8	201.659	$ 11.29	$ 2,277
Band 9	5,036.967	11.25	56,666
Band 20	285.755	11.20	3,200
	5,524.381		$ 62,143

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 8	52.061	$ 10.36	$ 539
Band 9	62,216.174	10.33	642,693
Band 17	5,366.773	10.37	55,653
Band 20	4,013.865	10.29	41,303
	71,648.873		$ 740,188

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 5	9,254.796	$ 10.27	$ 95,047
Band 8	62,413.221	10.22	637,863
Band 9	348,875.092	10.20	3,558,526
Band 10	37,142.371	10.18	378,109
Band 17	4,867.399	10.23	49,793
Band 19	7,691.523	10.21	78,530
Band 20	536,224.993	10.17	5,453,408
Band 22	20,742.499	10.16	210,744
	1,027,211.894		$ 10,462,020

ING VP Global Equity Dividend Portfolio
Contracts in accumulation period:
Band 3	1,873.711	$ 9.38	$ 17,575
Band 5	919.706	9.64	8,866
Band 6	3,530.995	9.49	33,509
Band 8	1,009.723	9.27	9,360
Band 9	7,230.931	9.13	66,018
Band 17	1,220.766	14.55	17,762
Band 19	793.791	14.47	11,486
Band 20	1,017.357	14.30	14,548
Band 24	2,007.012	14.45	29,001
Band 25	1,048.510	14.35	15,046
Band 27	4,243.745	14.16	60,091
	24,896.247		$ 283,262

129

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 5	13,755.247	$ 12.05	$ 165,751
Band 6	128,669.465	11.90	1,531,167
Band 7	400.297	11.78	4,715
Band 8	7,568.889	11.67	88,329
Band 9	19,475.110	11.52	224,353
Band 10	282.868	11.40	3,225
Band 17	120,195.692	13.23	1,590,189
Band 19	980.204	13.16	12,899
Band 20	11,819.699	13.01	153,774
Band 22	75.282	12.94	974
Band 24	71,716.677	13.14	942,357
Band 25	53,480.473	13.05	697,920
Band 26	3,211.516	12.98	41,685
Band 27	5,296.901	12.87	68,171
Band 28	4,238.072	12.85	54,459
Band 29	2,109.929	12.79	26,986
	443,276.321		$ 5,606,954

ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	96.722	$ 11.17	$ 1,080
Band 5	4,643.276	15.96	74,107
Band 6	100,530.707	15.75	1,583,359
Band 8	9,372.544	15.45	144,806
Band 9	22,701.483	15.25	346,198
Band 10	139.358	15.10	2,104
Band 17	144,000.825	13.91	2,003,051
Band 19	4,212.355	13.84	58,299
Band 20	19,406.330	13.68	265,479
Band 22	1,367.611	13.61	18,613
Band 24	116,504.610	13.82	1,610,094
Band 25	63,302.899	13.73	869,149
Band 26	2,931.109	13.66	40,039
Band 27	12,996.275	13.54	175,970
Band 28	2,058.874	13.51	27,815
Band 29	2,006.393	13.45	26,986
	506,271.371		$ 7,247,149

130

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 1	966.094	$ 11.80	$ 11,400
Band 2	106.441	10.15	1,080
Band 3	364.636	11.75	4,284
Band 5	942.439	15.48	14,589
Band 6	61,324.181	15.28	937,033
Band 7	566.529	15.13	8,572
Band 8	11,404.927	14.99	170,960
Band 9	28,177.033	14.79	416,738
Band 17	138,113.812	12.79	1,766,476
Band 19	3,843.031	12.73	48,922
Band 20	6,392.017	12.58	80,412
Band 22	67.861	12.51	849
Band 24	143,228.441	12.70	1,819,001
Band 25	63,459.289	12.62	800,856
Band 26	2,504.236	12.55	31,428
Band 27	15,013.783	12.45	186,922
Band 28	2,113.002	12.42	26,243
Band 29	2,183.333	12.36	26,986
	480,771.085		$ 6,352,751

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Band 6	240.743	$ 10.72	$ 2,581
Band 8	3,090.738	10.52	32,515
Band 9	6,159.620	10.38	63,937
Band 17	2,649.533	13.07	34,629
Band 20	2.796	12.85	36
Band 24	1,666.270	12.98	21,628
	13,809.700		$ 155,326

ING VP Financial Services Portfolio - Class S
Contracts in accumulation period:
Band 5	152.614	$ 11.86	$ 1,810
Band 6	16,235.381	11.78	191,253
Band 8	3,800.557	11.65	44,276
Band 9	2,874.096	11.56	33,225
Band 17	48,970.838	11.54	565,123
Band 20	2,474.002	11.35	28,080
Band 24	16,113.187	11.47	184,818
Band 25	8,571.798	11.39	97,633
Band 26	525.735	11.33	5,957
Band 27	1,437.726	11.23	16,146
Band 28	1,335.740	11.21	14,974
	102,491.674		$ 1,183,295

131

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 1	4,649.475	$ 10.83	$ 50,354
Band 3	482.280	10.72	5,170
	5,131.755		$ 55,524

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 3	2,472.791	$ 8.80	$ 21,761
Band 6	13,101.216	14.43	189,051
Band 9	482.627	14.24	6,873
Band 10	110.684	14.18	1,569
Band 17	11,538.593	14.35	165,579
Band 20	4,999.028	14.16	70,786
Band 24	4,575.954	14.28	65,345
Band 25	5,691.026	14.20	80,813
Band 26	2,178.470	14.14	30,804
	45,150.389		$ 632,581

ING VP Balanced Portfolio - Class S
Contracts in accumulation period:
Band 5	4,368.235	$ 10.95	$ 47,832
Band 8	4,373.996	10.85	47,458
Band 9	2,457.043	10.82	26,585
Band 17	2,098.047	10.87	22,806
Band 19	594.005	10.84	6,439
Band 20	3,761.445	10.78	40,548
Band 24	4,480.306	10.84	48,567
Band 27	618.060	10.72	6,626
	22,751.137		$ 246,861

ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 2	214.957	$ 10.77	$ 2,315
Band 5	1,814.905	10.87	19,728
Band 6	406,528.426	10.81	4,394,572
Band 7	775.637	10.77	8,354
Band 8	1,574.787	10.73	16,897
Band 9	14,736.619	10.67	157,240
Band 17	124,918.512	10.76	1,344,123
Band 19	9,084.854	10.71	97,299
Band 20	20,189.953	10.61	214,215
Band 22	2,490.804	10.57	26,328
Band 24	72,929.350	10.70	780,344
Band 25	61,271.982	10.64	651,934
Band 26	823.063	10.59	8,716
Band 27	8,988.302	10.52	94,557
Band 28	8,531.624	10.51	89,667
Band 30	9,168.238	10.24	93,883
Band 31	808.566	10.24	8,280
	744,850.579		$ 8,008,452

132

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Band 2	2,448.779	$ 18.82	$ 46,086
Band 4	8,260.752	18.47	152,576
	10,709.531		$ 198,662

Legg Mason Partners Variable Investors Portfolio
Contracts in accumulation period:
Band 2	25,147.289	$ 9.74	$ 244,935
Band 4	36,775.809	9.73	357,829
	61,923.098		$ 602,764

Legg Mason Partners Variable Lifestyle Allocation 50%
Contracts in accumulation period:
Band 2	27,874.132	$ 16.47	$ 459,087
Band 4	94,000.588	16.20	1,522,810
	121,874.720		$ 1,981,897

Legg Mason Partners Variable Lifestyle Allocation 70%
Contracts in accumulation period:
Band 2	10,997.425	$ 15.16	$ 166,721
Band 4	46,247.759	14.91	689,554
	57,245.184		$ 856,275

Legg Mason Partners Variable Lifestyle Allocation 85%
Contracts in accumulation period:
Band 2	4,744.257	$ 15.85	$ 75,196
Band 4	20,746.817	15.59	323,443
	25,491.074		$ 398,639

Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Band 2	6,536.360	$ 17.24	$ 112,687
Band 4	3,715.846	16.91	62,835
	10,252.206		$ 175,522

Legg Mason Partners Variable Money Market Portfolio
Contracts in accumulation period:
Band 2	2,349.338	$ 13.65	$ 32,068
Band 4	8,507.533	13.39	113,916
	10,856.871		$ 145,984

133

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

Oppenheimer Main Street Small Cap Fund®/VA - Service
Class
Contracts in accumulation period:
Band 30	4,738.388	$ 9.96	$ 47,194
	4,738.388		$ 47,194

Pioneer Equity-Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 30	4,693.840	$ 9.97	$ 46,798
	4,693.840		$ 46,798

Pioneer Small Cap Value VCT Portfolio - Class II
Contracts in accumulation period:
Band 5	1,415.884	$ 9.84	$ 13,932
Band 6	788.494	9.81	7,735
Band 8	2,656.163	9.76	25,924
Band 9	4,497.865	9.73	43,764
Band 17	2,417.701	9.78	23,645
Band 20	1,318.095	9.70	12,786
Band 24	3,489.935	9.74	33,992
Band 25	77.863	9.71	756
	16,662.000		$ 162,534

ProFund VP Bull
Contracts in accumulation period:
Band 6	1,236.292	$ 10.37	$ 12,820
Band 9	1,354.437	10.03	13,585
Band 17	498.571	12.59	6,277
Band 24	59.623	12.50	745
Band 25	2,008.353	12.42	24,944
Band 27	4,039.031	12.25	49,478
	9,196.307		$ 107,849

134

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units Outstanding	Unit Value	Extended Value

ProFund VP Europe 30
Contracts in accumulation period:
Band 6	1,565.748	$ 13.15	$ 20,590
Band 8	244.346	12.89	3,150
Band 9	930.529	12.72	11,836
Band 17	1,599.967	15.78	25,247
Band 20	2,687.947	15.52	41,717
Band 24	2,197.344	15.68	34,454
	9,225.881		$ 136,994

ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 5	3,056.634	$ 7.70	$ 23,536
Band 6	7,771.535	7.64	59,375
Band 9	3,677.155	7.47	27,468
Band 10	1,992.461	7.42	14,784
Band 17	79.842	8.69	694
Band 19	1,530.559	8.64	13,224
Band 20	13,136.992	8.54	112,190
Band 24	12,489.477	8.63	107,784
Band 25	5,576.149	8.57	47,788
Band 27	526.472	8.45	4,449
Band 28	257.543	8.44	2,174
	50,094.819		$ 413,466

ProFund VP Small-Cap
Contracts in accumulation period:
Band 3	519.929	$ 12.92	$ 6,717
Band 5	2,868.292	13.23	37,948
Band 6	6,840.264	13.05	89,265
Band 8	1,864.570	12.80	23,866
Band 9	1,814.456	12.62	22,898
Band 10	1,564.781	12.50	19,560
Band 17	4,783.540	12.99	62,138
Band 19	115.231	12.92	1,489
Band 20	1,366.770	12.77	17,454
Band 24	3,514.017	12.90	45,331
Band 25	411.427	12.82	5,274
	25,663.277		$ 331,940

135

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements

9. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Leisure Fund - Series I Shares
2007	22	$13.46 to $14.13	$295	1.47%	1.25% to 2.45%	-3.17% to -2.08%
2006	27	$13.90 to $14.43	$386	1.27%	1.25% to 2.45%	21.80% to 23.02%
2005	24	$11.41 to $11.73	$275	2.03%	1.25% to 2.45%	-2.95% to -2.87%
2004	2	$11.85 to $11.86	$20	-	1.65% to 1.75%	11.47%
2003	-	$10.64	$1	(a)	1.75%	(a)
Columbia Small Cap Value Fund, Variable
Series - Class B
2007	105	$12.53 to $12.97	$1,339	0.29%	1.05% to 2.45%	-4.86% to -3.64%
2006	105	$13.17 to $13.46	$1,397	0.41%	1.05% to 2.45%	16.65% to 17.84%
2005	71	$11.29 to $11.38	$810	(c)	1.25% to 2.45%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2007	483	$13.01 to $13.85	$6,472	1.86%	1.05% to 2.45%	-1.06% to 0.14%
2006	374	$13.01 to $13.83	$5,024	2.86%	1.05% to 2.45%	17.28% to 18.71%
2005	275	$11.21 to $11.65	$3,121	1.06%	1.05% to 2.25%	3.51% to 4.48%
2004	145	$10.83 to $11.15	$1,593	0.55%	1.05% to 1.95%	9.17% to 10.07%
2003	22	$9.92 to $10.13	$219	(a)	1.05% to 1.90%	(a)
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2007	1,169	$11.26 to $18.57	$19,975	0.86%	1.00% to 2.60%	14.52% to 16.06%
2006	852	$13.15 to $16.00	$12,705	1.09%	1.05% to 2.45%	8.88% to 10.27%
2005	344	$11.97 to $14.51	$4,669	0.04%	1.05% to 2.45%	14.20% to 15.43%
2004	79	$11.27 to $12.57	$969	0.17%	1.05% to 2.10%	13.19% to 13.96%
2003	21	$10.84 to $11.03	$230	(a)	1.05% to 1.75%	(a)

136

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	228	$13.52 to $23.05	$3,393	-	1.25% to 2.45%	8.33% to 9.52%
2006	167	$12.48 to $21.06	$2,388	-	1.25% to 2.45%	-0.64% to 0.48%
2005	91	$12.56 to $20.96	$1,477	-	1.25% to 2.45%	5.36% to 5.54%
2004	47	$19.60 to $19.86	$927	-	1.25% to 1.40%	17.86% to 18.00%
2003	63	$16.63 to $16.83	$1,046	-	1.25% to 1.40%	64.65% to 65.00%
ING American Funds Growth Portfolio
2007	2,762	$10.64 to $16.39	$42,613	0.25%	1.00% to 2.60%	9.20% to 10.59%
2006	1,846	$10.93 to $14.82	$25,908	0.17%	1.05% to 2.45%	7.10% to 8.49%
2005	831	$12.68 to $13.66	$10,807	-	1.05% to 2.45%	13.18% to 14.41%
2004	108	$11.23 to $11.94	$1,273	-	1.05% to 2.10%	9.86% to 10.48%
2003	3	$10.75 to $10.78	$35	(a)	1.25% to 1.90%	(a)
ING American Funds Growth-Income Portfolio
2007	2,009	$10.17 to $14.60	$27,024	1.01%	1.05% to 2.60%	2.08% to 3.33%
2006	1,520	$11.32 to $14.13	$19,830	0.67%	1.05% to 2.45%	11.99% to 13.40%
2005	826	$11.17 to $12.46	$9,574	0.26%	1.05% to 2.45%	3.13% to 4.27%
2004	102	$10.86 to $11.95	$1,202	0.16%	1.05% to 2.10%	7.75% to 8.64%
2003	7	$10.97 to $11.00	$79	(a)	1.05% to 1.90%	(a)
ING American Funds International Portfolio
2007	1,288	$14.57 to $22.61	$25,141	0.87%	1.05% to 2.60%	16.66% to 18.13%
2006	769	$12.35 to $19.14	$12,769	0.68%	1.05% to 2.45%	15.65% to 17.14%
2005	379	$13.55 to $16.34	$5,458	0.43%	1.05% to 2.45%	18.54% to 19.62%
2004	43	$11.48 to $13.66	$571	0.34%	1.05% to 2.00%	16.38% to 17.21%
2003	2	$11.60 to $11.62	$22	(a)	1.25% to 1.90%	(a)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2007	92	$12.62 to $13.06	$1,193	-	1.05% to 2.45%	4.61% to 5.66%
2006	43	$12.16 to $12.36	$522	-	1.05% to 2.00%	5.00% to 6.00%
2005	23	$11.59 to $11.66	$267	(c)	1.05% to 1.95%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

137

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING BlackRock Large Cap Value Portfolio -
Service Class
2007	50	$12.87 to $13.32	$654	0.38%	1.05% to 2.45%	1.90% to 3.18%
2006	32	$12.63 to $12.91	$410	0.54%	1.05% to 2.45%	13.68% to 14.82%
2005	14	$11.11 to $11.20	$152	(c)	1.25% to 2.45%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Capital Guardian U.S. Equities Portfolio -
Service Class
2007	103	$11.72 to $12.37	$1,233	0.58%	1.25% to 2.00%	-2.41% to -1.64%
2006	68	$12.01 to $12.58	$832	0.42%	1.25% to 2.00%	8.09% to 8.95%
2005	58	$11.12 to $11.56	$659	0.47%	1.25% to 1.95%	4.66% to 4.90%
2004	55	$10.94 to $11.02	$606	0.18%	1.25% to 1.40%	7.78% to 7.93%
2003	48	$10.15 to $10.21	$483	-	1.25% to 1.40%	34.79% to 35.05%
ING EquitiesPlus Portfolio - Service Class
2007	18	$10.84 to $10.91	$194	3.34%	1.25% to 1.65%	1.03% to 1.39%
2006	15	$10.73 to $10.76	$165	(d)	1.25% to 1.65%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Health Sciences Portfolio - Service Class
2007	285	$12.80 to $14.12	$3,819	0.12%	1.05% to 2.45%	6.03% to 7.36%
2006	233	$12.00 to $13.20	$2,896	-	1.05% to 2.45%	11.27% to 12.72%
2005	119	$10.72 to $11.76	$1,324	-	1.05% to 2.45%	8.35% to 9.26%
2004	8	$9.88 to $10.80	$86	(b)	1.05% to 1.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Evergreen Omega Portfolio - Service Class
2007	12	$12.16 to $13.23	$157	-	1.05% to 1.95%	9.51% to 10.44%
2006	7	$11.09 to $12.02	$82	-	1.05% to 2.25%	3.24% to 4.44%
2005	7	$10.69 to $11.56	$77	(c)	1.05% to 2.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

138

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Diversified Mid Cap Portfolio -
Service Class
2007	576	$14.60 to $16.91	$8,840	0.16%	1.05% to 2.45%	11.86% to 13.09%
2006	385	$13.05 to $14.96	$5,132	-	1.05% to 2.45%	9.30% to 10.57%
2005	159	$11.94 to $13.53	$1,952	-	1.05% to 2.45%	15.19% to 15.44%
2004	14	$11.65 to $11.72	$168	-	1.25% to 1.40%	22.37% to 22.59%
2003	7	$9.52 to $9.56	$69	-	1.25% to 1.40%	31.67% to 31.68%
ING FMRSM Large Cap Growth Portfolio - Service
Class
2007	58	$10.61 to $10.97	$634	-	1.05% to 2.25%	1.14% to 2.52%
2006	57	$10.49 to $10.70	$611	-	1.05% to 2.25%	0.29% to 1.42%
2005	40	$10.46 to $10.55	$420	(c)	1.05% to 2.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2007	172	$11.50 to $26.72	$2,921	-	1.25% to 2.25%	-0.68% to 0.00%
2006	172	$11.70 to $26.72	$3,036	-	1.25% to 1.85%	2.72% to 3.32%
2005	90	$11.39 to $25.87	$2,186	-	1.25% to 1.85%	1.68% to 1.81%
2004	90	$24.98 to $25.41	$2,249	-	1.25% to 1.40%	13.44% to 13.64%
2003	101	$22.02 to $22.36	$2,217	-	1.25% to 1.40%	37.20% to 37.35%
ING Focus 5 Portfolio - Service Class
2007	46	$9.91 to $9.95	$459	(e)	1.25% to 2.45%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Income Portfolio - Service Class
2007	865	$10.89 to $11.12	$9,530	1.09%	1.05% to 2.45%	0.28% to 1.55%
2006	257	$10.86 to $10.95	$2,809	(d)	1.05% to 2.45%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

139

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Franklin Mutual Shares Portfolio - Service Class
2007	392	$11.81 to $11.92	$4,655	(e)	1.05% to 2.45%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2007	596	$9.55 to $9.62	$5,721	(e)	1.25% to 2.45%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Real Estate Portfolio - Service Class
2007	287	$12.26 to $12.48	$3,556	3.45%	1.25% to 2.45%	-9.38% to -8.50%
2006	148	$13.54 to $13.64	$2,017	(d)	1.25% to 2.25%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Global Resources Portfolio - Service Class
2007	352	$20.45 to $48.66	$7,494	0.02%	1.05% to 2.60%	30.18% to 31.82%
2006	188	$15.77 to $36.98	$3,098	0.14%	1.05% to 2.45%	18.72% to 19.91%
2005	60	$13.30 to $30.84	$894	0.20%	1.25% to 2.25%	35.83% to 36.04%
2004	5	$22.13 to $22.60	$110	1.22%	1.25% to 1.40%	4.93% to 5.05%
2003	3	$21.09 to $21.58	$54	-	1.25% to 1.40%	50.11% to 50.38%
ING Global Technology Portfolio - Service Class
2007	83	$8.40 to $13.36	$1,089	-	1.25% to 2.25%	7.47% to 8.35%
2006	14	$7.76 to $12.33	$161	-	1.25% to 1.95%	7.21% to 7.93%
2005	11	$7.19 to $11.43	$112	-	1.25% to 1.95%	0.70% to 0.70%
2004	2	$7.14	$13	(b)	1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

140

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING International Growth Opportunities Portfolio -
Service Class
2007	19	$16.13	$312	1.03%	1.40%	16.80%
2006	19	$13.81	$268	1.61%	1.40%	19.88%
2005	20	$11.52 to $11.52	$226	2.30%	1.40%	8.99%
2004	20	$10.57	$208	1.03%	1.40%	15.02%
2003	20	$9.19 to $9.30	$182	-	1.25% to 1.40%	27.46% to 27.57%
ING Janus Contrarian Portfolio - Service Class
2007	399	$17.16 to $19.58	$7,496	-	1.05% to 2.45%	18.36% to 19.59%
2006	47	$14.40 to $16.43	$756	0.35%	1.05% to 2.10%	20.65% to 21.49%
2005	21	$11.87 to $13.55	$272	-	1.25% to 1.95%	13.62% to 14.02%
2004	5	$10.41 to $11.47	$57	-	1.40% to 1.75%	15.54%
2003	4	$9.01	$40	(f)	1.40%	(f)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	562	$24.38 to $25.82	$14,048	0.95%	1.05% to 2.60%	35.25% to 37.05%
2006	308	$18.10 to $18.88	$5,655	0.50%	1.05% to 2.45%	32.77% to 34.13%
2005	83	$13.64 to $14.08	$1,148	-	1.25% to 2.25%	32.98% to 33.21%
2004	32	$10.46 to $10.57	$335	0.32%	1.25% to 1.40%	16.09% to 16.28%
2003	33	$9.01 to $9.09	$298	-	1.25% to 1.40%	44.62% to 44.75%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	462	$13.10 to $14.99	$6,395	0.15%	1.05% to 2.45%	-3.96% to -2.73%
2006	420	$13.09 to $15.41	$5,978	-	1.05% to 2.45%	13.94% to 15.43%
2005	203	$11.97 to $13.35	$2,518	-	1.05% to 2.45%	1.69% to 2.61%
2004	14	$11.83 to $13.01	$177	-	1.05% to 1.95%	23.94% to 24.62%
2003	2	$10.36 to $10.44	$21	(a)	1.05% to 1.55%	(a)
ING JPMorgan Value Opportunities Portfolio - Service
Class
2007	142	$11.97 to $12.39	$1,739	1.29%	1.05% to 2.45%	-3.47% to -2.21%
2006	133	$12.40 to $12.67	$1,677	0.28%	1.05% to 2.45%	17.30% to 18.86%
2005	167	$10.57 to $10.66	$1,770	(c)	1.05% to 2.45%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

141

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Julius Baer Foreign Portfolio - Service Class
2007	761	$17.35 to $21.00	$15,185	0.07%	1.05% to 2.60%	13.73% to 15.26%
2006	366	$15.11 to $18.22	$6,379	-	1.05% to 2.45%	26.26% to 27.56%
2005	152	$11.86 to $14.15	$2,083	-	1.25% to 2.45%	13.15% to 13.93%
2004	19	$11.94 to $12.42	$232	(b)	1.25% to 1.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Value Portfolio - Service Class
2007	661	$9.48 to $11.72	$7,220	-	1.05% to 2.45%	-8.14% to -6.99%
2006	550	$10.27 to $12.65	$6,449	-	1.05% to 2.25%	4.11% to 5.40%
2005	274	$9.74 to $12.05	$3,032	-	1.05% to 2.25%	3.91% to 4.84%
2004	44	$9.36 to $11.53	$419	0.35%	1.05% to 1.95%	11.69% to 12.65%
2003	19	$8.38 to $8.62	$159	-	1.05% to 1.90%	20.85% to 21.07%
ING LifeStyle Aggressive Growth Portfolio -
Service Class
2007	1,956	$13.57 to $14.45	$27,984	0.61%	1.25% to 2.45%	0.86% to 1.93%
2006	1,240	$13.33 to $14.20	$17,434	0.13%	1.25% to 2.45%	15.42% to 16.67%
2005	440	$11.90 to $12.20	$5,317	0.04%	1.25% to 2.45%	5.67% to 6.18%
2004	31	$11.47 to $11.49	$354	(b)	1.45% to 1.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Growth Portfolio - Service Class
2007	4,323	$13.41 to $13.87	$59,323	0.88%	1.05% to 2.45%	1.44% to 2.82%
2006	2,606	$13.22 to $13.49	$34,973	0.47%	1.05% to 2.45%	12.79% to 14.02%
2005	861	$11.67 to $11.85	$10,165	0.18%	1.25% to 2.45%	4.72% to 5.24%
2004	5	$11.24 to $11.26	$51	(b)	1.45% to 2.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2007	4,593	$12.86 to $13.38	$60,549	1.21%	1.05% to 2.45%	2.23% to 3.56%
2006	2,950	$12.22 to $12.92	$37,755	0.84%	1.05% to 2.45%	10.84% to 12.03%
2005	1,110	$11.35 to $11.48	$12,710	0.40%	1.25% to 2.45%	3.73% to 4.46%
2004	71	$10.94 to $11.01	$785	(b)	1.25% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

142

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Moderate Portfolio - Service Class
2007	2,269	$11.43 to $12.96	$28,694	1.29%	1.05% to 2.60%	2.42% to 3.93%
2006	1,188	$11.83 to $12.47	$14,586	1.07%	1.05% to 2.60%	8.87% to 10.02%
2005	564	$11.05 to $11.28	$6,309	0.44%	1.25% to 2.45%	3.44% to 3.81%
2004	6	$10.74 to $10.77	$67	(b)	1.45% to 2.10%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Limited Maturity Bond Portfolio - Service Class
2007	23	$21.86 to $22.50	$513	1.74%	1.25% to 1.40%	4.29% to 4.46%
2006	36	$20.96 to $21.54	$754	3.25%	1.25% to 1.40%	2.39% to 2.57%
2005	46	$20.47 to $21.00	$941	5.07%	1.25% to 1.40%	0.20% to 0.33%
2004	58	$20.43 to $20.93	$1,191	4.80%	1.25% to 1.40%	-0.05% to 0.14%
2003	68	$20.44 to $20.90	$1,395	1.04%	1.25% to 1.40%	1.39% to 1.55%
ING Liquid Assets Portfolio - Service Class
2007	2,111	$10.05 to $18.10	$25,976	4.14%	1.00% to 2.45%	2.54% to 3.84%
2006	591	$10.25 to $17.43	$7,050	4.34%	1.05% to 2.25%	2.30% to 3.31%
2005	352	$10.02 to $16.29	$4,092	3.07%	1.25% to 2.25%	0.80% to 1.56%
2004	87	$9.98 to $16.04	$1,254	1.01%	1.25% to 1.95%	-0.65% to -0.37%
2003	46	$15.38 to $16.57	$720	0.91%	1.05% to 1.55%	-0.63% to -0.49%
ING Lord Abbett Affiliated Portfolio - Service Class
2007	35	$13.17 to $15.01	$482	1.70%	1.25% to 1.95%	2.24% to 2.81%
2006	34	$12.93 to $14.60	$459	0.86%	1.25% to 1.85%	15.45% to 16.15%
2005	17	$11.20 to $12.57	$201	1.55%	1.25% to 1.85%	3.98%
2004	87	$10.80 to $12.54	$1,083	0.20%	1.05% to 1.95%	6.32% to 6.45%
2003	83	$11.71 to $11.78	$968	-	1.25% to 1.40%	36.96% to 37.14%
ING Marsico Growth Portfolio - Service Class
2007	540	$13.77 to $19.43	$8,518	-	1.25% to 2.45%	11.58% to 12.71%
2006	500	$12.29 to $17.24	$7,184	-	1.25% to 2.45%	2.48% to 3.67%
2005	397	$11.94 to $16.63	$5,971	-	1.25% to 2.45%	6.75% to 7.58%
2004	296	$11.19 to $15.47	$4,504	-	1.25% to 1.95%	10.90% to 11.14%
2003	323	$13.76 to $13.92	$4,447	-	1.25% to 1.40%	30.80% to 31.07%

143

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Marsico International Opportunities Portfolio -
Service Class
2007	304	$17.54 to $18.22	$5,453	1.01%	1.05% to 2.60%	17.79% to 19.32%
2006	226	$14.95 to $15.27	$3,417	0.03%	1.05% to 2.45%	21.31% to 22.65%
2005	147	$12.34 to $12.45	$1,817	(c)	1.05% to 2.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Total Return Portfolio - Service Class
2007	673	$10.25 to $29.19	$11,493	2.78%	1.00% to 2.45%	1.53% to 2.93%
2006	606	$11.79 to $28.36	$10,544	2.33%	1.05% to 2.45%	9.37% to 10.74%
2005	480	$10.78 to $25.61	$8,270	2.10%	1.05% to 2.45%	0.93% to 1.83%
2004	200	$10.73 to $25.15	$4,707	1.95%	1.05% to 1.95%	8.99% to 9.97%
2003	181	$21.14 to $22.87	$4,012	0.48%	1.05% to 1.90%	15.13% to 15.31%
ING MFS Utilities Portfolio - Service Class
2007	387	$18.01 to $18.54	$7,122	0.70%	1.25% to 2.45%	24.50% to 25.78%
2006	238	$14.49 to $14.74	$3,492	0.09%	1.25% to 2.25%	27.89% to 29.18%
2005	87	$11.33 to $11.41	$988	(c)	1.25% to 2.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® - Service
Class
2007	490	$13.09 to $26.34	$8,170	0.82%	1.05% to 2.45%	2.09% to 3.17%
2006	273	$12.87 to $25.53	$5,444	1.18%	1.05% to 2.25%	12.40% to 13.77%
2005	141	$11.45 to $22.44	$2,788	0.90%	1.05% to 2.25%	3.91% to 4.62%
2004	114	$11.10 to $21.45	$2,350	0.80%	1.05% to 1.75%	10.89% to 11.66%
2003	130	$18.00 to $19.21	$2,420	0.22%	1.05% to 1.75%	22.85% to 23.04%
ING PIMCO Core Bond Portfolio - Service Class
2007	775	$10.99 to $15.88	$9,568	3.00%	1.05% to 2.45%	6.49% to 7.81%
2006	537	$10.32 to $14.73	$6,525	2.42%	1.05% to 2.45%	1.97% to 3.22%
2005	356	$10.12 to $14.27	$4,307	3.26%	1.05% to 2.45%	0.49% to 1.42%
2004	110	$10.12 to $14.07	$1,456	3.24%	1.05% to 2.10%	2.87% to 3.76%
2003	63	$12.53 to $13.56	$825	1.59%	1.05% to 1.90%	3.23% to 3.42%
144

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING PIMCO High Yield Portfolio - Service Class
2007	551	$11.42 to $12.29	$6,521	6.28%	1.05% to 2.45%	0.44% to 1.82%
2006	370	$11.37 to $12.07	$4,331	6.23%	1.05% to 2.45%	6.45% to 7.77%
2005	230	$10.69 to $11.20	$2,518	6.85%	1.05% to 2.25%	2.29% to 3.23%
2004	94	$10.49 to $10.85	$1,016	(b)	1.05% to 1.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Pioneer Fund Portfolio - Service Class
2007	21	$12.80 to $13.15	$270	1.00%	1.25% to 2.25%	2.73% to 3.79%
2006	10	$12.46 to $12.67	$130	-	1.25% to 2.25%	14.44% to 15.29%
2005	7	$10.94 to $10.99	$77	(c)	1.25% to 1.95%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Mid Cap Value Portfolio - Service Class
2007	445	$10.13 to $12.61	$5,563	0.51%	1.00% to 2.60%	3.03% to 4.21%
2006	318	$11.89 to $12.10	$3,836	0.18%	1.25% to 2.45%	9.79% to 10.91%
2005	135	$10.83 to $10.91	$1,473	(c)	1.25% to 2.45%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	1,394	$12.48 to $50.48	$18,486	1.89%	1.05% to 2.45%	1.96% to 3.28%
2006	764	$12.24 to $48.97	$10,170	1.15%	1.05% to 2.45%	11.99% to 13.42%
2005	191	$10.93 to $43.26	$2,834	0.65%	1.05% to 2.45%	6.25% to 6.39%
2004	22	$39.69 to $40.66	$869	0.87%	1.25% to 1.40%	14.98% to 15.15%
2003	28	$34.52 to $35.31	$964	0.43%	1.25% to 1.40%	23.46% to 23.68%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	740	$13.07 to $35.98	$10,340	1.23%	1.05% to 2.45%	0.69% to 1.99%
2006	503	$12.98 to $35.36	$7,183	1.27%	1.05% to 2.45%	16.31% to 17.87%
2005	330	$11.16 to $30.06	$4,382	0.87%	1.05% to 2.45%	1.91% to 2.63%
2004	58	$11.00 to $29.29	$1,336	0.92%	1.25% to 2.00%	13.31% to 13.44%
2003	42	$25.24 to $25.82	$1,055	0.40%	1.25% to 1.40%	23.42% to 23.60%

145

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Global Growth Portfolio - Service Class
2007	611	$13.61 to $27.31	$8,903	1.23%	1.25% to 2.45%	0.00% to 1.11%
2006	234	$13.61 to $27.01	$3,771	0.85%	1.25% to 2.45%	19.79% to 20.42%
2005	54	$11.47 to $22.43	$1,139	0.73%	1.25% to 1.75%	8.33% to 8.51%
2004	51	$20.30 to $20.67	$1,045	0.48%	1.25% to 1.40%	9.43% to 9.54%
2003	56	$18.55 to $18.87	$1,043	-	1.25% to 1.40%	34.42% to 34.59%
ING UBS U.S. Allocation Portfolio - Service Class
2007	51	$10.67 to $12.68	$602	1.93%	1.25% to 2.10%	-0.33% to 0.56%
2006	54	$10.63 to $12.61	$639	1.57%	1.25% to 2.10%	8.86% to 9.65%
2005	52	$9.71 to $11.50	$560	1.44%	1.25% to 1.95%	4.44% to 5.27%
2004	28	$9.24 to $10.94	$271	0.92%	1.25% to 1.95%	9.35% to 9.54%
2003	20	$8.45 to $8.49	$166	-	1.25% to 1.40%	16.39% to 16.46%
ING Van Kampen Capital Growth Portfolio - Service
Class
2007	25	$15.28 to $15.58	$383	-	1.25% to 1.95%	18.91% to 19.75%
2006	32	$12.85 to $13.01	$414	-	1.25% to 1.95%	2.07% to 2.76%
2005	17	$12.59 to $12.66	$217	(c)	1.25% to 1.95%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Global Franchise Portfolio -
Service Class
2007	365	$13.44 to $13.84	$5,000	-	1.25% to 2.45%	7.17% to 8.38%
2006	123	$12.18 to $12.77	$1,567	1.36%	1.25% to 2.25%	18.60% to 19.79%
2005	40	$10.59 to $10.66	$429	(c)	1.25% to 2.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Growth and Income Portfolio -
Service Class
2007	148	$11.51 to $33.11	$2,583	1.43%	1.25% to 2.10%	0.40% to 1.33%
2006	123	$11.36 to $32.68	$2,443	1.16%	1.25% to 2.10%	13.56% to 14.55%
2005	88	$11.06 to $28.53	$2,026	0.91%	1.25% to 2.10%	8.52% to 8.69%
2004	58	$25.81 to $26.25	$1,502	0.82%	1.25% to 1.40%	12.51% to 12.71%
2003	84	$22.94 to $23.29	$1,924	0.23%	1.25% to 1.40%	26.11% to 26.23%

146

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Real Estate Portfolio - Service Class
2007	390	$14.52 to $67.51	$6,415	1.30%	1.05% to 2.60%	-19.66% to -18.60%
2006	242	$13.58 to $83.11	$4,966	1.09%	1.05% to 2.45%	34.52% to 36.19%
2005	128	$13.50 to $61.15	$2,090	1.16%	1.05% to 2.45%	14.51% to 15.33%
2004	22	$11.84 to $53.02	$670	1.65%	1.25% to 2.10%	35.82% to 36.05%
2003	8	$38.11 to $38.97	$302	0.82%	1.25% to 1.40%	35.82% to 36.02%
ING VP Index Plus International Equity Portfolio -
Service Class
2007	178	$10.81 to $13.67	$2,399	-	1.00% to 2.00%	6.16% to 7.05%
2006	32	$12.66 to $12.77	$412	(d)	1.05% to 1.85%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Disciplined Value Portfolio -
Service Class
2007	161	$11.83 to $24.90	$2,306	1.13%	1.25% to 2.45%	-5.96% to -4.93%
2006	141	$12.58 to $26.19	$2,279	0.49%	1.25% to 2.45%	13.27% to 13.77%
2005	47	$11.23 to $23.03	$983	0.63%	1.25% to 1.65%	4.35% to 4.49%
2004	43	$21.62 to $22.04	$935	0.30%	1.25% to 1.40%	11.04% to 11.20%
2003	54	$19.47 to $19.82	$1,063	0.10%	1.25% to 1.40%	29.28% to 29.46%
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	33	$10.76 to $10.92	$359	-	1.25% to 1.95%	-5.53% to -4.88%
2006	30	$11.37 to $11.48	$338	(d)	1.25% to 2.10%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Baron Small Cap Growth Portfolio - Service Class
2007	529	$10.40 to $13.21	$6,905	-	1.05% to 2.45%	3.66% to 5.01%
2006	321	$12.31 to $12.58	$4,008	-	1.05% to 2.45%	12.63% to 14.05%
2005	72	$10.93 to $11.03	$793	(c)	1.05% to 2.45%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

147

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Columbia Small Cap Value II Portfolio - Service
Class
2007	236	$10.02 to $10.23	$2,404	0.12%	1.25% to 2.60%	0.60% to 1.69%
2006	86	$10.00 to $10.06	$865	(d)	1.25% to 2.25%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Davis New York Venture Portfolio - Service Class
2007	556	$11.21 to $11.46	$6,334	0.25%	1.25% to 2.45%	1.72% to 2.78%
2006	220	$11.02 to $11.15	$2,440	-	1.25% to 2.45%	-
2005	1	$9.91	$11	(c)	1.95%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan International Portfolio - Service Class
2007	296	$15.94 to $19.87	$5,253	2.20%	1.05% to 2.45%	7.27% to 8.58%
2006	145	$14.86 to $18.30	$2,290	0.10%	1.05% to 2.45%	19.07% to 20.63%
2005	65	$12.48 to $15.17	$842	0.90%	1.05% to 2.45%	7.73% to 8.41%
2004	3	$11.64 to $13.92	$46	(b)	1.25% to 1.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2007	52	$13.48 to $17.67	$827	0.55%	1.05% to 2.25%	0.00% to 1.26%
2006	61	$13.48 to $17.45	$983	-	1.05% to 2.25%	13.95% to 15.26%
2005	66	$11.83 to $15.14	$920	0.29%	1.05% to 2.25%	6.36% to 7.38%
2004	32	$11.17 to $14.10	$436	-	1.05% to 1.95%	18.49% to 19.29%
2003	5	$11.68 to $11.82	$54	(a)	1.05% to 1.75%	(a)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2007	141	$12.33 to $13.63	$1,800	-	1.05% to 2.45%	-4.20% to -2.92%
2006	85	$12.87 to $14.04	$1,129	-	1.05% to 2.45%	7.52% to 8.84%
2005	64	$11.97 to $12.90	$777	-	1.05% to 2.45%	9.06% to 9.84%
2004	8	$11.03 to $11.69	$93	-	1.25% to 1.95%	7.77% to 7.77%
2003	-	$10.81	$5	(a)	1.55%	(a)

148

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Service
Class
2007	84	$10.86 to $11.10	$923	0.23%	1.05% to 2.45%	6.05% to 7.45%
2006	79	$10.24 to $10.33	$817	(d)	1.05% to 2.45%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Neuberger Berman Regency Portfolio - Service
Class
2007	29	$10.07 to $10.20	$292	1.18%	1.25% to 2.00%	0.79% to 1.09%
2006	5	$10.08 to $10.09	$47	(d)	1.25% to 1.45%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Initial Class
2007	18	$14.45 to $14.82	$267	1.13%	1.05% to 1.95%	4.48% to 5.48%
2006	19	$13.83 to $14.05	$265	0.06%	1.05% to 1.95%	15.64% to 16.79%
2005	22	$11.96 to $12.03	$268	(c)	1.05% to 1.95%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Service Class
2007	630	$10.54 to $16.97	$10,070	1.08%	1.00% to 2.45%	3.92% to 5.21%
2006	534	$13.88 to $16.13	$8,193	0.08%	1.05% to 2.45%	14.97% to 16.38%
2005	185	$11.97 to $13.86	$2,432	1.35%	1.05% to 2.25%	11.06% to 12.05%
2004	7	$11.66 to $12.37	$80	-	1.05% to 1.95%	13.04% to 13.80%
2003	3	$10.74 to $10.87	$28	(a)	1.05% to 1.75%	(a)
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2007	20	$10.12 to $10.18	$201	(e)	1.25% to 2.10%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

149

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Foreign Equity Portfolio - Service Class
2007	304	$12.51 to $12.78	$3,853	1.34%	1.05% to 2.45%	13.09% to 14.01%
2006	42	$11.15 to $11.21	$466	(d)	1.05% to 1.85%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Thornburg Value Portfolio - Initial Class
2007	-	$10.28	$3	-	1.75%	5.33%
2006	1	$9.76 to $12.95	$12	0.70%	1.45% to 1.75%	14.82% to 15.11%
2005	3	$8.50 to $11.25	$24	-	1.45% to 1.75%	-0.23%
2004	2	$8.52	$17	(b)	1.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2007	49	$13.12 to $13.65	$657	0.65%	1.05% to 2.10%	-1.20% to -0.07%
2006	43	$13.28 to $13.66	$581	0.73%	1.05% to 2.10%	12.04% to 13.08%
2005	32	$11.19 to $12.08	$380	0.89%	1.05% to 2.00%	7.19%
2004	6	$11.13	$71	(b)	1.65%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING UBS U.S. Small Cap Growth Portfolio - Service
Class
2007	4	$9.92 to $10.04	$43	-	1.25% to 1.95%	2.90% to 3.20%
2006	1	$9.67 to $9.69	$7	(d)	1.45% to 1.75%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock Portfolio - Service Class
2007	395	$12.08 to $14.00	$5,040	1.40%	1.05% to 2.60%	-4.56% to -3.25%
2006	278	$12.72 to $14.47	$3,696	0.74%	1.05% to 2.45%	13.35% to 14.66%
2005	194	$10.59 to $12.62	$2,273	0.39%	1.05% to 2.25%	1.44% to 2.35%
2004	22	$11.13 to $12.33	$264	-	1.05% to 1.95%	14.69% to 15.56%
2003	11	$10.55 to $10.67	$116	(a)	1.05% to 1.75%	(a)

150

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio -
Service Class
2007	86	$11.96 to $12.31	$1,047	1.64%	1.25% to 2.45%	0.93% to 1.99%
2006	45	$11.85 to $12.07	$542	2.20%	1.25% to 2.45%	9.99% to 11.04%
2005	35	$10.81 to $10.87	$377	(c)	1.25% to 2.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING VP Growth and Income Portfolio - Class I
2007	201	$9.96	$2,002	(e)	1.25% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income Portfolio - Class S
2007	1	$9.95	$5	(e)	1.45% to 1.65%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 1
2007	293	$10.93 to $11.37	$3,256	2.47%	1.55% to 2.40%	1.49% to 2.43%
2006	325	$10.77 to $11.10	$3,542	2.43%	1.55% to 2.40%	5.18% to 6.02%
2005	372	$10.24 to $10.47	$3,840	2.39%	1.55% to 2.40%	-0.87% to 0.10%
2004	446	$10.33 to $10.46	$4,629	0.65%	1.55% to 2.40%	0.98% to 1.85%
2003	510	$10.23 to $10.27	$5,224	(a)	1.55% to 2.40%	(a)
ING GET U.S. Core Portfolio - Series 2
2007	489	$10.61 to $11.01	$5,268	2.86%	1.55% to 2.40%	2.02% to 2.90%
2006	525	$10.40 to $10.70	$5,520	2.70%	1.55% to 2.40%	4.10% to 5.00%
2005	624	$9.99 to $10.19	$6,281	2.83%	1.55% to 2.40%	-1.48% to -0.59%
2004	790	$10.14 to $10.25	$8,050	0.10%	1.55% to 2.40%	1.20% to 2.09%
2003	1,045	$10.02 to $10.04	$10,476	(a)	1.55% to 2.40%	(a)

151

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 3
2007	258	$10.35 to $10.72	$2,707	2.62%	1.55% to 2.40%	2.48% to 3.38%
2006	296	$10.10 to $10.37	$3,015	2.55%	1.55% to 2.40%	3.80% to 4.75%
2005	570	$9.73 to $9.90	$5,583	1.91%	1.55% to 2.40%	-1.62% to -0.80%
2004	670	$9.89 to $9.98	$6,647	(b)	1.55% to 2.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 4
2007	273	$10.89 to $11.25	$3,016	2.83%	1.55% to 2.40%	1.21% to 2.09%
2006	301	$10.76 to $11.02	$3,271	2.77%	1.55% to 2.40%	5.28% to 6.27%
2005	427	$10.22 to $10.37	$4,384	1.56%	1.55% to 2.40%	-1.06% to -0.29%
2004	552	$10.33 to $10.40	$5,714	(b)	1.55% to 2.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 5
2007	321	$11.33 to $11.68	$3,685	1.74%	1.55% to 2.40%	-0.35% to 0.52%
2006	339	$11.37 to $11.62	$3,885	1.71%	1.55% to 2.40%	8.60% to 9.52%
2005	477	$10.47 to $10.61	$5,020	0.90%	1.55% to 2.40%	0.29% to 1.14%
2004	641	$10.44 to $10.49	$6,705	(b)	1.55% to 2.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 6
2007	145	$10.89 to $11.28	$1,596	2.37%	1.55% to 2.60%	0.65% to 1.71%
2006	171	$10.82 to $11.09	$1,862	1.94%	1.55% to 2.60%	7.66% to 8.83%
2005	402	$10.05 to $10.19	$4,064	0.34%	1.55% to 2.60%	0.00% to 1.09%
2004	525	$10.05 to $10.08	$5,285	(b)	1.55% to 2.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 7
2007	292	$10.82 to $11.06	$3,187	2.63%	1.75% to 2.45%	0.74% to 1.47%
2006	332	$10.74 to $10.90	$3,582	1.79%	1.75% to 2.45%	7.62% to 8.35%
2005	656	$9.97 to $10.06	$6,569	(c)	1.75% to 2.60%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

152

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 8
2007	59	$10.96 to $11.18	$647	2.26%	1.75% to 2.45%	1.11% to 1.82%
2006	62	$10.84 to $11.02	$680	0.69%	1.55% to 2.45%	7.97% to 9.00%
2005	293	$10.04 to $10.11	$2,946	(c)	1.55% to 2.45%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 9
2007	23	$10.82 to $11.07	$252	2.84%	1.55% to 2.45%	1.41% to 2.31%
2006	36	$10.67 to $10.82	$381	0.72%	1.55% to 2.45%	7.45% to 8.42%
2005	157	$9.93 to $9.98	$1,557	(c)	1.55% to 2.45%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 10
2007	91	$10.82 to $11.00	$995	1.81%	1.55% to 2.25%	1.22% to 1.95%
2006	93	$10.67 to $10.79	$997	0.48%	1.55% to 2.45%	7.13% to 8.12%
2005	283	$9.95 to $9.98	$2,822	(c)	1.55% to 2.45%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 11
2007	24	$10.53 to $10.69	$258	0.32%	1.55% to 2.25%	-0.28% to 0.47%
2006	507	$10.54 to $10.64	$5,356	(d)	1.55% to 2.45%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 12
2007	6	$11.20 to $11.29	$62	0.16%	2.05% to 2.45%	0.45% to 0.89%
2006	105	$11.15 to $11.23	$1,171	(d)	1.55% to 2.45%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

153

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 13
2007	72	$10.29 to $10.37	$740	0.85%	1.95% to 2.45%	2.39% to 2.88%
2006	950	$10.05 to $10.08	$9,554	(d)	1.95% to 2.60%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 14
2007	1,027	$10.16 to $10.27	$10,461	(e)	1.55% to 2.60%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Equity Dividend Portfolio
2007	25	$9.13 to $14.55	$283	4.25%	1.05% to 2.25%	0.64% to 1.90%
2006	33	$9.03 to $14.34	$376	4.10%	1.05% to 2.25%	24.40% to 25.97%
2005	29	$7.22 to $11.43	$268	3.25%	1.05% to 2.25%	2.56% to 3.05%
2004	6	$7.04 to $7.21	$40	-	1.25% to 1.75%	7.84% to 8.10%
2003	3	$6.63 to $6.67	$21	-	1.25% to 1.40%	27.26%
ING VP Index Plus LargeCap Portfolio - Class S
2007	443	$11.40 to $13.23	$5,607	0.81%	1.05% to 2.60%	2.31% to 3.61%
2006	329	$11.10 to $12.81	$4,051	0.89%	1.05% to 2.45%	11.64% to 13.13%
2005	305	$9.96 to $11.38	$3,370	0.76%	1.05% to 2.45%	3.10% to 4.05%
2004	58	$9.64 to $10.98	$570	0.61%	1.05% to 1.95%	8.31% to 9.05%
2003	10	$8.90 to $9.06	$89	(a)	1.05% to 1.75%	(a)
ING VP Index Plus MidCap Portfolio - Class S
2007	506	$11.17 to $15.96	$7,246	0.50%	1.05% to 2.60%	2.82% to 4.11%
2006	433	$10.75 to $15.33	$5,948	0.42%	1.05% to 2.45%	6.57% to 8.03%
2005	306	$11.52 to $14.19	$3,933	0.26%	1.05% to 2.45%	8.68% to 9.66%
2004	60	$11.39 to $12.94	$754	0.42%	1.05% to 2.10%	14.30% to 15.12%
2003	17	$11.05 to $11.24	$194	(a)	1.05% to 1.75%	(a)

154

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Index Plus SmallCap Portfolio - Class S
2007	481	$10.15 to $15.48	$6,353	0.12%	1.05% to 2.60%	-8.68% to -7.47%
2006	377	$10.99 to $16.73	$5,395	0.25%	1.05% to 2.45%	10.84% to 12.28%
2005	292	$12.27 to $14.90	$3,809	0.17%	1.05% to 2.45%	5.29% to 6.28%
2004	61	$11.70 to $14.02	$817	-	1.05% to 2.10%	19.39% to 20.45%
2003	15	$11.40 to $11.64	$173	(a)	1.05% to 1.90%	(a)
ING VP Value Opportunity Portfolio - Class S
2007	14	$10.38 to $13.07	$155	1.28%	1.25% to 1.95%	0.71% to 1.42%
2006	14	$10.28 to $12.91	$158	1.36%	1.25% to 1.95%	13.52% to 14.39%
2005	15	$8.98 to $11.31	$148	1.09%	1.25% to 1.95%	4.75% to 5.36%
2004	4	$8.57 to $10.73	$36	-	1.25% to 1.95%	7.89%
2003	1	$7.98	$5	(a)	1.75%	(a)
ING VP Financial Services Portfolio - Class S
2007	102	$11.21 to $11.86	$1,183	1.60%	1.05% to 2.45%	-14.69% to -13.62%
2006	80	$13.14 to $13.73	$1,067	1.09%	1.05% to 2.45%	14.46% to 15.96%
2005	33	$11.48 to $11.84	$387	0.93%	1.05% to 2.45%	5.78% to 6.47%
2004	4	$10.95 to $11.12	$44	(b)	1.05% to 1.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING VP MidCap Opportunities Portfolio - Class S
2007	5	$10.72 to $10.83	$56	-	1.25% to 1.40%	23.79% to 23.91%
2006	5	$8.66 to $8.74	$45	-	1.25% to 1.40%	6.00% to 6.33%
2005	5	$8.17 to $8.22	$43	-	1.25% to 1.40%	8.64% to 8.73%
2004	8	$7.52 to $7.56	$59	(b)	1.25% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class S
2007	45	$8.80 to $14.43	$633	-	1.25% to 2.00%	7.68% to 8.41%
2006	41	$8.13 to $13.31	$534	-	1.25% to 1.95%	10.13% to 11.01%
2005	22	$7.34 to $11.99	$241	-	1.25% to 1.95%	7.31%
2004	3	$6.84	$22	-	1.40%	8.40%
2003	4	$6.31 to $6.33	$24	-	1.25% to 1.40%	36.58% to 36.72%

155

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Balanced Portfolio - Class S
2007	23	$10.72 to $10.95	$247	2.81%	1.05% to 2.25%	2.88% to 4.19%
2006	31	$10.42 to $10.51	$323	(d)	1.05% to 2.25%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Intermediate Bond Portfolio - Class S
2007	745	$10.24 to $10.87	$8,008	4.77%	1.00% to 2.45%	3.24% to 4.52%
2006	374	$10.18 to $10.40	$3,858	6.02%	1.05% to 2.45%	1.39% to 2.47%
2005	109	$10.04 to $10.11	$1,099	(c)	1.25% to 2.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
2007	11	$18.47 to $18.82	$199	0.96%	1.25% to 1.40%	4.88% to 4.96%
2006	12	$17.61 to $17.93	$219	2.02%	1.25% to 1.40%	24.10% to 24.34%
2005	15	$14.19 to $14.42	$209	1.41%	1.25% to 1.40%	10.17% to 10.33%
2004	17	$12.88 to $13.07	$216	0.89%	1.25% to 1.40%	16.14% to 16.38%
2003	21	$11.09 to $11.23	$235	0.89%	1.25% to 1.40%	25.74% to 25.90%
Legg Mason Partners Variable Investors Portfolio
2007	62	$9.73 to $9.74	$603	(e)	1.25% to 1.40%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
Legg Mason Partners Variable Lifestyle Allocation 50%
2007	122	$16.20 to $16.47	$1,982	3.22%	1.25% to 1.40%	1.76% to 1.92%
2006	159	$15.92 to $16.16	$2,545	2.52%	1.25% to 1.40%	6.70% to 6.88%
2005	202	$14.92 to $15.12	$3,021	2.09%	1.25% to 1.40%	1.08% to 1.20%
2004	242	$14.76 to $14.94	$3,579	0.13%	1.25% to 1.40%	6.11% to 6.26%
2003	313	$13.91 to $14.06	$4,364	2.53%	1.25% to 1.40%	18.58% to 18.85%

156

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
Units		Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
(000's)		(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Legg Mason Partners Variable Lifestyle Allocation 70%
2007	57	$14.91 to $15.16	$856	2.62%	1.25% to 1.40%	2.40% to 2.57%
2006	67	$14.56 to $14.78	$974	1.58%	1.25% to 1.40%	7.30% to 7.49%
2005	102	$13.57 to $13.75	$1,381	1.39%	1.25% to 1.40%	3.27% to 3.46%
2004	125	$13.14 to $13.29	$1,642	0.06%	1.25% to 1.40%	7.18% to 7.26%
2003	140	$12.26 to $12.39	$1,715	1.62%	1.25% to 1.40%	28.11% to 28.26%
Legg Mason Partners Variable Lifestyle Allocation 85%
2007	25	$15.59 to $15.85	$399	1.42%	1.25% to 1.40%	1.90% to 2.06%
2006	29	$15.30 to $15.53	$447	0.82%	1.25% to 1.40%	7.90% to 8.07%
2005	48	$14.18 to $14.37	$677	0.41%	1.25% to 1.40%	4.57% to 4.74%
2004	57	$13.56 to $13.72	$777	-	1.25% to 1.40%	9.09% to 9.24%
2003	69	$12.43 to $12.56	$854	0.64%	1.25% to 1.40%	34.96% to 35.20%
Legg Mason Partners Variable High Income Portfolio
2007	10	$16.91 to $17.24	$176	8.14%	1.25% to 1.40%	-1.11% to -0.92%
2006	13	$17.10 to $17.40	$217	7.65%	1.25% to 1.40%	9.40% to 9.57%
2005	14	$15.63 to $15.88	$215	7.80%	1.25% to 1.40%	1.23% to 1.34%
2004	14	$15.44 to $15.67	$221	6.64%	1.25% to 1.40%	8.89% to 9.05%
2003	23	$14.18 to $14.37	$321	7.26%	1.25% to 1.40%	25.71% to 25.94%
Legg Mason Partners Variable Money Market Portfolio
2007	11	$13.39 to $13.65	$146	4.19%	1.25% to 1.40%	3.48% to 3.57%
2006	14	$12.94 to $13.18	$188	4.73%	1.25% to 1.40%	3.19% to 3.37%
2005	12	$12.54 to $12.75	$145	2.60%	1.25% to 1.40%	1.37% to 1.51%
2004	13	$12.37 to $12.56	$163	0.87%	1.25% to 1.40%	-0.56% to -0.32%
2003	24	$12.44 to $12.60	$298	0.66%	1.25% to 1.40%	-0.72% to -0.63%
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2007	5	$9.96	$47	(e)	1.00%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

157

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pioneer Equity-Income VCT Portfolio - Class II
2007	5	$9.97	$47	(e)	1.00%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
Pioneer Small Cap Value VCT Portfolio - Class II
2007	17	$9.70 to $9.84	$163	0.54%	1.05% to 1.95%	-9.01% to -8.12%
2006	19	$10.66 to $10.71	$205	(d)	1.05% to 1.95%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ProFund VP Bull
2007	9	$10.03 to $12.59	$108	0.96%	1.25% to 2.25%	1.24% to 2.17%
2006	9	$9.86 to $12.33	$101	0.26%	1.25% to 2.25%	11.11% to 12.28%
2005	9	$8.83 to $11.01	$86	-	1.25% to 2.25%	0.91% to 1.46%
2004	8	$8.70 to $8.91	$70	-	1.25% to 1.90%	7.48%
2003	3	$8.29	$25	-	1.25%	(a)
ProFund VP Europe 30
2007	9	$12.72 to $15.78	$137	2.23%	1.25% to 1.95%	12.38% to 13.17%
2006	10	$11.30 to $13.98	$132	0.43%	1.05% to 1.95%	15.18% to 16.32%
2005	8	$9.78 to $12.07	$89	-	1.05% to 1.95%	6.01% to 6.98%
2004	21	$9.21 to $11.32	$235	-	1.05% to 1.95%	0.00%
2003	1	$8.31	$9	(a)	1.25%	(a)
ProFund VP Rising Rates Opportunity
2007	50	$7.42 to $8.69	$413	5.29%	1.05% to 2.45%	-7.35% to -6.21%
2006	56	$7.98 to $9.30	$495	2.07%	1.05% to 2.45%	7.67% to 8.89%
2005	36	$7.39 to $8.57	$293	-	1.05% to 2.25%	-9.66% to -8.83%
2004	16	$8.17 to $9.43	$133	(b)	1.05% to 1.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

158

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ProFund VP Small-Cap
2007	26	$12.50 to $13.23	$332	0.94%	1.05% to 1.95%	-4.13% to -3.22%
2006	23	$13.03 to $13.67	$309	-	1.05% to 1.95%	12.50% to 13.54%
2005	16	$11.57 to $12.04	$193	-	1.05% to 1.95%	0.87% to 1.69%
2004	12	$11.47 to $11.84	$138	-	1.05% to 1.90%	14.61% to 15.51%
2003	7	$10.06 to $10.25	$67	-	1.05% to 1.75%	40.78% to 40.94%

(a)	As investment Division had no investments until 2003, this data is not meaningful and is therefore not presented.

(b)	As investment Division had no investments until 2004, this data is not meaningful and is therefore not presented.

(c)	As investment Division had no investments until 2005, this data is not meaningful and is therefore not presented.

(d)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.

(e)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.

(f)	As prior Contracts were replaced in 2003, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

159

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2007, the following tables give (1) the accumulation unit value (“AUV”) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar of NY Separate Account NY-B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.05%

	2007	2006	2005	2004	2003
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during April 2006)
Value at beginning of period	$13.46	$12.99
Value at end of period	$12.97	$13.46
Number of accumulation units outstanding at end of period	222	222
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.00	$14.51	$12.57	$11.03	$10.00
Value at end of period	$18.57	$16.00	$14.51	$12.57	$11.03
Number of accumulation units outstanding at end of period	13,703	14,467	10,615	10,696	5,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.83	$11.65	$11.15	$10.13	$10.00
Value at end of period	$13.85	$13.83	$11.65	$11.15	$10.13
Number of accumulation units outstanding at end of period	6,243	12,728	12,851	13,601	5,826
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.13	$12.46	$11.95	$11.00	$10.00
Value at end of period	$14.60	$14.13	$12.46	$11.95	$11.00
Number of accumulation units outstanding at end of period	9,060	8,448	9,861	8,407	144
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.82	$13.66	$11.94	$10.79
Value at end of period	$16.39	$14.82	$13.66	$11.94
Number of accumulation units outstanding at end of period	10,920	10,653	11,813	12,165
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.14	$16.34	$13.66	$11.76
Value at end of period	$22.61	$19.14	$16.34	$13.66
Number of accumulation units outstanding at end of period	699	723	844	983

Empire Traditions

1

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.58	$11.03	$11.00
Value at end of period	$13.21	$12.58	$11.03
Number of accumulation units outstanding at end of period	406	430	455
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.36	$11.66	$10.92
Value at end of period	$13.06	$12.36	$11.66
Number of accumulation units outstanding at end of period	1,886	1,888	1,889
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.91	$12.32
Value at end of period	$13.32	$12.91
Number of accumulation units outstanding at end of period	844	844
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.23	$10.85	$9.93	$8.61
Value at end of period	$13.13	$12.23	$10.85	$9.93
Number of accumulation units outstanding at end of period	3,615	3,642	6,400	880
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.30	$10.82	$10.54
Value at end of period	$12.48	$11.30	$10.82
Number of accumulation units outstanding at end of period	1.063	1,063	1,062
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.74
Value at end of period	$15.11
Number of accumulation units outstanding at end of period	40
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.70	$10.55	$10.29
Value at end of period	$10.97	$10.70	$10.55
Number of accumulation units outstanding at end of period	14,685	15,271	10,617
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.95	$10.94
Value at end of period	$11.12	$10.95
Number of accumulation units outstanding at end of period	1,690	1,878
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$11.71
Value at end of period	$11.92
Number of accumulation units outstanding at end of period	2,470
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$16.12	$16.27
Value at end of period	$21.25	$16.12
Number of accumulation units outstanding at end of period	243	177

Empire Traditions			2

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$16.03	$14.22
Value at end of period	$19.17	$16.03
Number of accumulation units outstanding at end of period	2,549	406
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$18.49	$16.05
Value at end of period	$25.34	$18.49
Number of accumulation units outstanding at end of period	1,896	2,026
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$18.30	$15.17	$13.67
Value at end of period	$19.87	$18.30	$15.17
Number of accumulation units outstanding at end of period	297	297	297
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.45	$15.14	$14.10	$11.82	$10.00
Value at end of period	$17.67	$17.45	$15.14	$14.10	$11.82
Number of accumulation units outstanding at end of period	1,834	1,980	2,059	1,643	1,642
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.41	$13.35	$13.01	$10.44	$10.00
Value at end of period	$14.99	$15.41	$13.35	$13.01	$10.44
Number of accumulation units outstanding at end of period	1,170	2,451	2,307	1,799	185
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.67	$10.66	$10.42
Value at end of period	$12.39	$12.67	$10.66
Number of accumulation units outstanding at end of period	4,768	5,429	8,760
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$18.22	$15.61
Value at end of period	$21.00	$18.22
Number of accumulation units outstanding at end of period	64	64
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.04	$12.90	$11.63
Value at end of period	$13.63	$14.04	$12.90
Number of accumulation units outstanding at end of period	575	575	575
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.73	$10.18	$9.71	$8.62	$10.00
Value at end of period	$9.98	$10.73	$10.18	$9.71	$8.62
Number of accumulation units outstanding at end of period	4,080	3,898	3,879	3,878	2,679

Empire Traditions

3

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$13.49	$12.76
Value at end of period	$13.87	$13.49
Number of accumulation units outstanding at end of period	884	885
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.92	$11.79
Value at end of period	$13.38	$12.92
Number of accumulation units outstanding at end of period	19,209	21,171
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.47	$11.82
Value at end of period	$12.96	$12.47
Number of accumulation units outstanding at end of period	5,243	5,250
ING LIQUID ASSETS PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$17.43	$16.99
Value at end of period	$18.10	$17.43
Number of accumulation units outstanding at end of period	717	102
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$15.27	$12.45	$11.23
Value at end of period	$18.22	$15.27	$12.45
Number of accumulation units outstanding at end of period	1,819	2,008	1,435
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$28.36	$25.61	$25.15	$22.87	$10.00
Value at end of period	$29.19	$28.36	$25.61	$25.15	$22.87
Number of accumulation units outstanding at end of period	5,912	5,626	5,933	5,121	1,397
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$14.05	$12.03	$10.06
Value at end of period	$14.82	$14.05	$12.03
Number of accumulation units outstanding at end of period	3,746	3,925	4,136
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$16.13	$13.86	$12.37	$10.87	$10.00
Value at end of period	$16.97	$16.13	$13.86	$12.37	$10.87
Number of accumulation units outstanding at end of period	812	813	202	3,726	1,123
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$25.53	$22.44	$21.45	$19.21	$10.00
Value at end of period	$26.34	$25.53	$22.44	$21.45	$19.21
Number of accumulation units outstanding at end of period	663	663	753	607	607

Empire Traditions

4

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.73	$14.27	$14.07	$13.56	$10.00
Value at end of period	$15.88	$14.73	$14.27	$14.07	$13.56
Number of accumulation units outstanding at end of period	8,528	8,574	8,560	8,679	2,680
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.07	$11.20	$10.85	$10.00
Value at end of period	$12.29	$12.07	$11.20	$10.85
Number of accumulation units outstanding at end of period	5,386	6,722	6,615	6,112
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.21	$9.79
Value at end of period	$12.78	$11.21
Number of accumulation units outstanding at end of period	1,870	1,871
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.51	$11.03	$10.79
Value at end of period	$12.92	$12.51	$11.03
Number of accumulation units outstanding at end of period	414	438	463
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.59	$11.53	$11.02
Value at end of period	$13.86	$13.59	$11.53
Number of accumulation units outstanding at end of period	486	486	540
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.66	$12.08	$11.17
Value at end of period	$13.65	$13.66	$12.08
Number of accumulation units outstanding at end of period	598	598	598
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.47	$12.62	$12.33	$10.67	$10.00
Value at end of period	$14.00	$14.47	$12.62	$12.33	$10.67
Number of accumulation units outstanding at end of period	6,843	6,890	7,029	6,994	5,965
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.94	$16.11	$13.55
Value at end of period	$17.86	$21.94	$16.11
Number of accumulation units outstanding at end of period	613	668	583
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.73	$11.84	$11.12	$10.00
Value at end of period	$11.86	$13.73	$11.84	$11.12
Number of accumulation units outstanding at end of period	153	141	143	65

Empire Traditions

5

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.46	$7.51	$7.26
Value at end of period	$9.64	$9.46	$7.51
Number of accumulation units outstanding at end of period	920	920	920
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.63	$10.28	$9.88	$9.06	$10.00
Value at end of period	$12.05	$11.63	$10.28	$9.88	$9.06
Number of accumulation units outstanding at end of period	13,755	14,665	15,902	17,336	2,261
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.33	$14.19	$12.94	$11.24	$10.00
Value at end of period	$15.96	$15.33	$14.19	$12.94	$11.24
Number of accumulation units outstanding at end of period	4,643	4,910	5,208	5,699	2,393
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.73	$14.90	$14.02	$11.64	$10.00
Value at end of period	$15.48	$16.73	$14.90	$14.02	$11.64
Number of accumulation units outstanding at end of period	942	1,659	1,840	1,842	1,049
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.40	$10.00
Value at end of period	$10.87	$10.40
Number of accumulation units outstanding at end of period	1,815	1,945
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$8.21	$7.54	$8.27	$8.75
Value at end of period	$7.70	$8.21	$7.54	$8.27
Number of accumulation units outstanding at end of period	3,057	3,231	528	528
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.67	$12.04	$11.84	$10.25	$10.00
Value at end of period	$13.23	$13.67	$12.04	$11.84	$10.25
Number of accumulation units outstanding at end of period	2,868	2,869	2,869	2,366	2,288

	Separate Account Annual Charges of 1.25%

	2007	2006	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$14.43	$11.73	$11.24
Value at end of period	$14.13	$14.43	$11.73
Number of accumulation units outstanding at end of period	953	4,406	4,579

Empire Traditions

6

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.41	$11.38	$10.43
Value at end of period	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	24,019	22,535	14,990
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.82	$14.38	$12.48	$10.98	$10.00
Value at end of period	$18.33	$15.82	$14.38	$12.48	$10.98
Number of accumulation units outstanding at end of period	339,512	249,402	90,276	17,580	4,395
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.67	$11.55	$11.07	$10.08	$10.00
Value at end of period	$13.67	$13.67	$11.55	$11.07	$10.08
Number of accumulation units outstanding at end of period	103,280	64,510	33,603	16,686	3,715
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.71	$12.65	$11.32
Value at end of period	$13.92	$12.71	$12.65
Number of accumulation units outstanding at end of period	54,463	45,448	25,902
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.03	$12.40	$11.92	$11.00	$10.00
Value at end of period	$14.48	$14.03	$12.40	$11.92	$11.00
Number of accumulation units outstanding at end of period	460,648	308,746	152,976	13,726	785
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.72	$13.60	$11.91	$10.78	$10.00
Value at end of period	$16.25	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	654,100	417,782	154,103	25,130	788
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	251,141	137,611	72,215	12,995	753
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.54	$11.02	$10.32
Value at end of period	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	185,077	122,778	22,953
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.32	$11.65	$10.91
Value at end of period	$12.99	$12.32	$11.65
Number of accumulation units outstanding at end of period	30,844	10,061	1,111

Empire Traditions

7

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.86	$11.20	$10.59
Value at end of period	$13.25	$12.86	$11.20
Number of accumulation units outstanding at end of period	19,515	7,436	1,112
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.17	$11.17	$11.10
Value at end of period	$11.97	$12.17	$11.17
Number of accumulation units outstanding at end of period	19,023	3,010	5,240
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.06	$10.22
Value at end of period	$10.23	$10.06
Number of accumulation units outstanding at end of period	65,748	22,521
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.15	$10.16
Value at end of period	$11.46	$11.15
Number of accumulation units outstanding at end of period	122,556	39,777
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.16	$10.81	$9.92	$9.10
Value at end of period	$13.04	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	150,259	140,305	58,095	1,602
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.24	$10.78	$10.02
Value at end of period	$12.39	$11.24	$10.78
Number of accumulation units outstanding at end of period	6,592	1,027	1,028
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.29	$12.03	$10.25
Value at end of period	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	94,659	45,962	23,794
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.67	$10.54	$10.37
Value at end of period	$10.91	$10.67	$10.54
Number of accumulation units outstanding at end of period	12,548	12,587	4,981
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.82	$11.44	$10.62
Value at end of period	$11.82	$11.82	$11.44
Number of accumulation units outstanding at end of period	17,177	11,218	10,251
ING FOCUS 5 PORTFOLIO
(Fund first available during August 2007)
Value at beginning of period	$9.70
Value at end of period	$9.95
Number of accumulation units outstanding at end of period	7,217

Empire Traditions			8

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.94	$10.01
Value at end of period	$11.09	$10.94
Number of accumulation units outstanding at end of period	202,528	42,579
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.54
Value at end of period	$11.90
Number of accumulation units outstanding at end of period	136,081
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.19
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	63,615
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$13.64	$10.33
Value at end of period	$12.48	$13.64
Number of accumulation units outstanding at end of period	52,029	13,686
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.06	$13.40	$9.68
Value at end of period	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	79,041	54,746	24,945
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$11.43	$10.77
Value at end of period	$13.36	$12.33	$11.43
Number of accumulation units outstanding at end of period	15,178	6,581	4,030
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.94	$13.12	$11.36
Value at end of period	$19.03	$15.94	$13.12
Number of accumulation units outstanding at end of period	62,504	10,838	2,946
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.43	$13.74	$10.86
Value at end of period	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	171,785	78,420	23,627
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$18.17	$15.09	$13.92
Value at end of period	$19.70	$18.17	$15.09
Number of accumulation units outstanding at end of period	49,189	22,464	3,543

Empire Traditions

9

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.29	$15.02	$14.02	$11.78	$10.00
Value at end of period	$17.47	$17.29	$15.02	$14.02	$11.78
Number of accumulation units outstanding at end of period	12,624	19,297	20,685	8,711	205
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.26	$13.25	$12.94	$10.41	$10.00
Value at end of period	$14.82	$15.26	$13.25	$12.94	$10.41
Number of accumulation units outstanding at end of period	133,155	96,791	47,104	3,327	361
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.62	$10.65	$10.11
Value at end of period	$12.32	$12.62	$10.65
Number of accumulation units outstanding at end of period	58,130	60,088	33,333
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$18.05	$14.15	$12.42	$11.24
Value at end of period	$20.76	$18.05	$14.15	$12.42
Number of accumulation units outstanding at end of period	160,248	75,016	38,017	11,132
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.95	$12.84	$11.69	$10.83
Value at end of period	$13.51	$13.95	$12.84	$11.69
Number of accumulation units outstanding at end of period	21,774	11,763	7,481	3,006
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.60	$10.08	$9.63	$8.56	$10.00
Value at end of period	$9.84	$10.60	$10.08	$9.63	$8.56
Number of accumulation units outstanding at end of period	213,294	181,274	79,625	5,212	1,377
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.00	$12.00	$10.80
Value at end of period	$14.27	$14.00	$12.00
Number of accumulation units outstanding at end of period	693,607	557,375	160,030
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.42	$11.77	$10.65
Value at end of period	$13.76	$13.42	$11.77
Number of accumulation units outstanding at end of period	1,133,855	750,599	183,023
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.85	$11.47	$10.98	$9.85
Value at end of period	$13.28	$12.85	$11.47	$10.98
Number of accumulation units outstanding at end of period	1,089,467	662,031	254,562	7,470

Empire Traditions

10

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.41	$11.28	$10.68
Value at end of period	$12.86	$12.41	$11.28
Number of accumulation units outstanding at end of period	404,805	306,482	103,428
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$16.83	$16.29	$16.09	$16.10	$16.18
Value at end of period	$17.45	$16.83	$16.29	$16.04	$16.10
Number of accumulation units outstanding at end of period	161,454	72,810	22,134	13,566	7,332
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.60	$12.57	$12.22
Value at end of period	$15.01	$14.60	$12.57
Number of accumulation units outstanding at end of period	4,506	4,275	47
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.51	$12.07	$11.22	$10.11
Value at end of period	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	108,237	70,893	48,767	29,775
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.22	$12.43	$10.14
Value at end of period	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	59,709	33,860	25,653
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$27.67	$25.03	$24.63	$22.45	$10.00
Value at end of period	$28.42	$27.67	$25.03	$24.63	$22.45
Number of accumulation units outstanding at end of period	84,051	52,936	60,932	28,054	151
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.74	$11.41	$10.35
Value at end of period	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	142,734	87,799	22,879
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.09	$9.12
Value at end of period	$10.20	$10.09
Number of accumulation units outstanding at end of period	15,399	407
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$14.00	$12.02	$10.06
Value at end of period	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	2,112	2,166	2,287

Empire Traditions

11

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$15.98	$13.76	$12.30	$11.14
Value at end of period	$16.78	$15.98	$13.76	$12.30
Number of accumulation units outstanding at end of period	156,178	96,821	24,471	4
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$24.90	$21.94	$21.01	$20.55
Value at end of period	$25.64	$24.90	$21.94	$21.01
Number of accumulation units outstanding at end of period	43,534	14,382	25,660	24,909
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.37	$13.95	$13.78	$13.31	$10.00
Value at end of period	$15.46	$14.37	$13.95	$13.78	$13.31
Number of accumulation units outstanding at end of period	138,052	166,024	115,288	0	1,996
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.01	$11.16	$10.83	$10.00
Value at end of period	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	109,176	54,172	34,470	8,911
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.67	$10.99	$10.44
Value at end of period	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	3,666	1,462	2,028
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$10.91	$10.36
Value at end of period	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	113,086	88,856	40,622
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.20	$9.81
Value at end of period	$12.74	$11.20
Number of accumulation units outstanding at end of period	55,030	8,763
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.86	$11.51	$10.30
Value at end of period	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	211,601	113,249	10,137
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.47	$11.01	$10.22
Value at end of period	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	641,159	284,773	47,372

Empire Traditions

12

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.52	$11.49	$11.20	$9.75
Value at end of period	$13.76	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	201,300	154,789	60,200	10,114
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.29
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	5,957
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.61	$11.50	$10.94	$10.07
Value at end of period	$12.68	$12.61	$11.50	$10.94
Number of accumulation units outstanding at end of period	9,209	9,616	8,201	8,352
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.59	$12.04	$11.02
Value at end of period	$13.54	$13.59	$12.04
Number of accumulation units outstanding at end of period	16,042	11,441	5,179
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$13.01	$12.66	$11.76
Value at end of period	$15.58	$13.01	$12.66
Number of accumulation units outstanding at end of period	13,034	12,663	7,725
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.34	$12.53	$12.26	$10.92
Value at end of period	$13.84	$14.34	$12.53	$12.26
Number of accumulation units outstanding at end of period	83,594	60,885	49,014	2,107
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07	$10.87	$10.34
Value at end of period	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	25,986	12,238	11,146
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.77	$10.66	$10.06
Value at end of period	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	101,207	34,845	862
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.74	$11.13	$10.37
Value at end of period	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	44,029	27,817	17,656

Empire Traditions

13

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.82	$16.05	$13.92	$11.73
Value at end of period	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	131,926	46,576	29,167	7,477
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.65	$11.80	$11.11	$10.23
Value at end of period	$11.78	$13.65	$11.80	$11.11
Number of accumulation units outstanding at end of period	16,235	11,916	2,811	897
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.34	$7.43	$7.21	$6.39
Value at end of period	$9.49	$9.34	$7.43	$7.21
Number of accumulation units outstanding at end of period	3,531	7,154	7,504	1,774
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.50	$10.19	$9.81	$9.01	$10.00
Value at end of period	$11.90	$11.50	$10.19	$9.81	$9.01
Number of accumulation units outstanding at end of period	128,669	62,669	29,599	15,049	491
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.16	$14.06	$12.85	$11.18	$10.00
Value at end of period	$15.75	$15.16	$14.06	$12.85	$11.18
Number of accumulation units outstanding at end of period	100,627	64,209	43,839	9,843	4,155
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.55	$14.77	$13.93	$11.58	$10.00
Value at end of period	$15.28	$16.55	$14.77	$13.93	$11.58
Number of accumulation units outstanding at end of period	62,397	38,457	37,399	10,443	2,811
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.36	$10.11	$10.06
Value at end of period	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	406,743	191,871	60,873
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.31	$11.99	$10.71
Value at end of period	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	13,101	11,879	2,080
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.57	$9.24	$8.77	$8.15
Value at end of period	$10.72	$10.57	$9.24	$8.77
Number of accumulation units outstanding at end of period	241	241	241	242
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$12.81	$11.26	$10.88
Value at end of period	$12.17	$12.81	$11.26
Number of accumulation units outstanding at end of period	99,917	84,486	10,290

Empire Traditions			14

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$11.48	$10.94
Value at end of period	$10.92	$11.48
Number of accumulation units outstanding at end of period	13,154	10,845
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$10.15	$9.04	$8.91	$8.33
Value at end of period	$10.37	$10.15	$9.04	$8.91
Number of accumulation units outstanding at end of period	1,236	964	1,602	1,119
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$11.62	$10.02	$9.23	$9.13
Value at end of period	$13.15	$11.62	$10.02	$9.38
Number of accumulation units outstanding at end of period	1,566	1,643	473	619
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$8.16	$7.50	$8.25	$9.05
Value at end of period	$7.64	$8.16	$7.50	$8.25
Number of accumulation units outstanding at end of period	7,772	7,652	2,733	1,394
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.52	$11.93	$11.16	$10.19
Value at end of period	$13.05	$13.52	$11.93	$11.75
Number of accumulation units outstanding at end of period	6,840	3,529	1,705	499

	Separate Account Annual Charges of 1.40%

	2007	2006	2005	2004	2003
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$13.37	$11.36	$11.35
Value at end of period	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	122	143	288
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.69	$14.28	$12.42	$11.21
Value at end of period	$13.15	$15.69	$14.28	$12.42
Number of accumulation units outstanding at end of period	3,249	1,786	11,110	1,231
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.72	$20.65	$19.60
Value at end of period	$22.65	$20.72	$20.65
Number of accumulation units outstanding at end of period	23,321	28,942	68,568

Empire Traditions

15

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	14,906	16,239	34,440	14,245	4,172
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	9,628	10,146	22,148	5,860	571
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	4,714	6,544	14,672	6,356	441
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.51	$11.01	$11.03
Value at end of period	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	94	111	1,936
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.29	$11.63	$10.90
Value at end of period	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	2,982	3,463	6,956
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.45	$11.45	$10.94
Value at end of period	$12.23	$12.45	$11.45
Number of accumulation units outstanding at end of period	32,978	34,871	87,024
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$11.76	$11.46
Value at end of period	$12.94	$11.76
Number of accumulation units outstanding at end of period	0	1,059
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.81	$13.42	$11.65
Value at end of period	$16.72	$14.81	$13.42
Number of accumulation units outstanding at end of period	134,973	26,862	55,524
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$26.19	$25.40	$24.98
Value at end of period	$26.15	$26.19	$25.40
Number of accumulation units outstanding at end of period	56,633	46,178	105,308

Empire Traditions

16

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$35.99	$30.06	$22.13
Value at end of period	$47.29	$35.99	$30.06
Number of accumulation units outstanding at end of period	3,011	3,542	9,236
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.40	$11.87	$10.41	$9.01	$10.00
Value at end of period	$17.16	$14.40	$11.87	$10.41	$9.01
Number of accumulation units outstanding at end of period	102,524	3,957	10,176	4,230	4,441
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.63	$13.91	$10.46
Value at end of period	$25.43	$18.63	$13.91
Number of accumulation units outstanding at end of period	17,210	23,269	52,282
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$18.08	$15.04	$13.44
Value at end of period	$19.57	$18.08	$15.04
Number of accumulation units outstanding at end of period	1,456	1,456	4,342
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.17	$14.94	$13.97	$11.75	$10.00
Value at end of period	$17.32	$17.17	$14.94	$13.97	$11.75
Number of accumulation units outstanding at end of period	90	90	182	91	91
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.16	$13.18	$12.89	$10.76
Value at end of period	$14.69	$15.16	$13.18	$12.89
Number of accumulation units outstanding at end of period	1,703	2,336	2,564	1,282
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.11	$11.86	$11.85
Value at end of period	$17.35	$15.11	$11.86
Number of accumulation units outstanding at end of period	1,973	844	1,688
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.50	$10.00	$9.56	$8.52	$7.05
Value at end of period	$9.73	$10.50	$10.00	$9.56	$8.52
Number of accumulation units outstanding at end of period	6,214	7,514	25,718	14,910	13,655
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$13.33	$11.97
Value at end of period	$13.57	$13.33
Number of accumulation units outstanding at end of period	12,440	12,444

Empire Traditions

17

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$12.79	$11.77
Value at end of period	$13.20	$12.79
Number of accumulation units outstanding at end of period	794	567
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.36	$11.25	$10.52
Value at end of period	$12.21	$12.36	$11.25
Number of accumulation units outstanding at end of period	0	2,680	3,676
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.38	$15.87	$15.66
Value at end of period	$16.95	$16.38	$15.87
Number of accumulation units outstanding at end of period	82,637	35,603	71,510
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.65	$11.77	$11.32	$10.45	$8.07
Value at end of period	$14.02	$13.65	$11.77	$11.32	$10.45
Number of accumulation units outstanding at end of period	8,931	10,545	21,808	16,266	15,713
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.96	$16.39	$15.26	$13.76
Value at end of period	$19.09	$16.96	$16.39	$15.26
Number of accumulation units outstanding at end of period	162,196	186,434	499,354	264,564
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$15.18	$12.42	$11.22
Value at end of period	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	15,912	2,925	26,238
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$27.17	$24.62	$24.26	$22.14	$19.23
Value at end of period	$27.86	$27.17	$24.62	$24.26	$22.14
Number of accumulation units outstanding at end of period	72,116	59,875	140,256	123,720	140,750
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$14.70	$11.40	$11.70
Value at end of period	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	1,178	1,109	2,218
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.88	$11.97	$11.51
Value at end of period	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,866	1,867	2,496

Empire Traditions

18

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$24.46	$21.58	$20.70	$18.60	$15.14
Value at end of period	$25.14	$24.46	$21.58	$20.70	$18.60
Number of accumulation units outstanding at end of period	51,102	25,754	60,566	84,872	99,425
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.11	$13.71	$13.57	$13.12	$12.71
Value at end of period	$15.16	$14.11	$13.71	$13.57	$13.12
Number of accumulation units outstanding at end of period	12,591	15,728	48,296	25,642	22,933
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.96	$11.13	$10.82	$10.00
Value at end of period	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	40,301	44,883	100,144	52,834
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07	$10.90	$10.89
Value at end of period	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	1,435	224	448
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$26.44	$21.99	$20.30
Value at end of period	$26.69	$26.44	$21.99
Number of accumulation units outstanding at end of period	24,938	34,715	81,720
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$47.66	$42.17	$39.69
Value at end of period	$49.06	$47.66	$42.17
Number of accumulation units outstanding at end of period	13,894	14,592	38,094
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$34.41	$29.30	$28.60	$25.24
Value at end of period	$34.97	$34.41	$29.30	$28.60
Number of accumulation units outstanding at end of period	15,378	20,456	56,242	29,517
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.63	$9.71	$9.24	$8.45
Value at end of period	$10.67	$10.63	$9.71	$9.24
Number of accumulation units outstanding at end of period	16,634	17,191	35,628	18,513
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$32.04	$28.01	$25.81
Value at end of period	$32.41	$32.04	$28.01
Number of accumulation units outstanding at end of period	30,725	39,982	109,794

Empire Traditions

19

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$80.89	$59.61	$51.76	$38.11
Value at end of period	$65.61	$80.89	$59.61	$51.76
Number of accumulation units outstanding at end of period	1,976	2,551	7,048	6,049
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.24	$7.36	$7.15	$6.63	$5.21
Value at end of period	$9.38	$9.24	$7.36	$7.15	$6.63
Number of accumulation units outstanding at end of period	1,874	2,602	5,206	2,603	2,602
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.75	$12.82
Value at end of period	$11.75	$12.75
Number of accumulation units outstanding at end of period	931	208
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$8.13	$7.34	$6.84
Value at end of period	$8.80	$8.13	$7.34
Number of accumulation units outstanding at end of period	2,473	2,472	6,328
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$25.62	$22.56	$21.62
Value at end of period	$24.32	$25.62	$22.56
Number of accumulation units outstanding at end of period	25,019	32,568	70,084
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$8.21	$7.47	$8.23	$9.66
Value at end of period	$7.70	$8.21	$7.47	$8.23
Number of accumulation units outstanding at end of period	3,057	6,893	14,296	8,895
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.40	$11.84	$11.68	$10.15	$7.21
Value at end of period	$12.92	$13.40	$11.84	$11.68	$10.15
Number of accumulation units outstanding at end of period	520	664	1,218	523	525

	Separate Account Annual Charges of 1.45%

	2007	2006	2005	2004	2003
AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$14.18	$11.55	$11.04
Value at end of period	$13.86	$14.18	$11.55
Number of accumulation units outstanding at end of period	149	766	772

Empire Traditions

20

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.36	$11.36	$10.73
Value at end of period	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	25,078	25,963	14,166
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.26	$12.99	$11.30	$11.14
Value at end of period	$16.49	$14.26	$12.99	$11.30
Number of accumulation units outstanding at end of period	216,995	136,022	35,137	1,345
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.42	$11.35	$10.91	$9.83
Value at end of period	$13.39	$13.42	$11.35	$10.91
Number of accumulation units outstanding at end of period	110,859	73,025	20,862	264
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.67	$12.63	$11.30
Value at end of period	$13.84	$12.67	$12.63
Number of accumulation units outstanding at end of period	68,402	43,920	5,523
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.76	$11.30	$10.89	$10.21
Value at end of period	$13.14	$12.76	$11.30	$10.89
Number of accumulation units outstanding at end of period	502,005	370,765	142,343	2,440
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.86	$12.83	$11.26	$10.41
Value at end of period	$15.26	$13.86	$12.83	$11.26
Number of accumulation units outstanding at end of period	685,178	478,920	125,911	224
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.00	$13.71	$11.51	$10.55
Value at end of period	$18.82	$16.00	$13.71	$11.51
Number of accumulation units outstanding at end of period	288,858	202,623	74,022	16
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.50	$11.00	$10.50
Value at end of period	$13.07	$12.50	$11.00
Number of accumulation units outstanding at end of period	163,994	96,579	20,800
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$11.63	$10.73
Value at end of period	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	19,472	14,068	9,551

Empire Traditions

21

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.82	$11.18	$10.67
Value at end of period	$13.18	$12.82	$11.18
Number of accumulation units outstanding at end of period	13,709	11,863	5,202
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13	$11.16	$10.80
Value at end of period	$11.90	$12.13	$11.16
Number of accumulation units outstanding at end of period	16,636	4,091	3,415
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05	$9.81
Value at end of period	$10.20	$10.05
Number of accumulation units outstanding at end of period	47,062	18,899
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.12	$9.88
Value at end of period	$11.42	$11.12
Number of accumulation units outstanding at end of period	200,129	114,294
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.20	$11.76	$10.80	$10.68
Value at end of period	$14.12	$13.20	$11.76	$10.80
Number of accumulation units outstanding at end of period	38,166	22,788	10,895	1,405
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.02	$11.56	$10.17
Value at end of period	$13.23	$12.02	$11.56
Number of accumulation units outstanding at end of period	2,541	1,666	2,084
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.25	$12.01	$10.66
Value at end of period	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	104,376	53,451	15,156
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.63	$10.72
Value at end of period	$10.85	$10.63
Number of accumulation units outstanding at end of period	4,255	3,396
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.78	$11.42	$10.56
Value at end of period	$11.75	$11.78	$11.42
Number of accumulation units outstanding at end of period	80,460	80,489	1,872
ING FOCUS 5 PORTFOLIO
(Fund first available during August 2007)
Value at beginning of period	$10.53
Value at end of period	$9.94
Number of accumulation units outstanding at end of period	16,629

Empire Traditions			22

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.92	$9.94
Value at end of period	$11.05	$10.92
Number of accumulation units outstanding at end of period	109,295	58,794
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.42
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	55,250
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.10
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	284,068
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.62	$11.12
Value at end of period	$12.44	$13.62
Number of accumulation units outstanding at end of period	42,985	7,839
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.01	$13.38	$11.07
Value at end of period	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	117,097	69,609	6,864
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during October 2005)
Value at beginning of period	$12.29	$11.42	$11.39
Value at end of period	$13.29	$12.29	$11.42
Number of accumulation units outstanding at end of period	36,748	2,168	783
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.43	$13.55	$11.82
Value at end of period	$19.58	$16.43	$13.55
Number of accumulation units outstanding at end of period	82,206	15,002	7,787
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.37	$13.72	$10.95
Value at end of period	$25.06	$18.37	$13.72
Number of accumulation units outstanding at end of period	103,410	42,834	6,112
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.17	$12.62	$11.86
Value at end of period	$16.41	$15.17	$12.62
Number of accumulation units outstanding at end of period	90,730	72,660	25,237

Empire Traditions

23

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.74	$11.96	$11.50
Value at end of period	$13.85	$13.74	$11.96
Number of accumulation units outstanding at end of period	4,884	4,997	5,388
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.92	$12.11	$11.23
Value at end of period	$13.48	$13.92	$12.11
Number of accumulation units outstanding at end of period	117,760	96,529	33,494
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.58	$10.64	$10.40
Value at end of period	$12.25	$12.58	$10.64
Number of accumulation units outstanding at end of period	21,980	12,275	11,474
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.32	$13.60	$12.35
Value at end of period	$19.87	$17.32	$13.60
Number of accumulation units outstanding at end of period	206,533	133,411	35,544
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.13	$12.11	$10.49
Value at end of period	$12.70	$13.13	$12.11
Number of accumulation units outstanding at end of period	24,701	18,897	15,673
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.65	$12.05	$11.16
Value at end of period	$11.72	$12.65	$12.05
Number of accumulation units outstanding at end of period	108,347	82,523	33,816
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.20	$12.20	$11.49	$11.48
Value at end of period	$14.45	$14.20	$12.20	$11.49
Number of accumulation units outstanding at end of period	552,984	358,339	119,203	1,932
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.49	$11.85	$11.26	$10.38
Value at end of period	$13.81	$13.49	$11.85	$11.26
Number of accumulation units outstanding at end of period	1,336,908	792,205	273,761	3,560
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.84	$11.48	$11.01	$10.67
Value at end of period	$13.24	$12.84	$11.48	$11.01
Number of accumulation units outstanding at end of period	1,461,656	910,291	399,915	3,617

Empire Traditions

24

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.28	$11.18	$10.77	$10.76
Value at end of period	$12.70	$12.28	$11.18	$10.77
Number of accumulation units outstanding at end of period	607,968	449,303	301,114	4,693
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.44	$10.13	$10.01
Value at end of period	$10.80	$10.44	$10.13
Number of accumulation units outstanding at end of period	535,916	117,705	127,891
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$13.05	$11.99
Value at end of period	$13.40	$13.05
Number of accumulation units outstanding at end of period	11,869	9,941
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.68	$12.26	$10.83
Value at end of period	$14.26	$12.68	$12.26
Number of accumulation units outstanding at end of period	134,618	110,823	20,150
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.17	$12.41	$10.10
Value at end of period	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	39,485	13,670	9,405
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.03	$10.90	$10.75	$10.10
Value at end of period	$12.33	$12.03	$10.90	$10.75
Number of accumulation units outstanding at end of period	91,597	73,391	50,510	270
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.69	$11.39	$10.14
Value at end of period	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	92,698	57,566	14,119
ING NEUBERGER BERMAN REGENCY PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.08	$9.25
Value at end of period	$10.16	$10.08
Number of accumulation units outstanding at end of period	9,550	4,212
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.95	$12.00	$10.06
Value at end of period	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	3,095	3,457	5,989

Empire Traditions

25

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$15.11	$13.03	$11.11
Value at end of period	$15.83	$15.11	$13.03
Number of accumulation units outstanding at end of period	106,431	80,397	22,381
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$13.12	$11.58	$10.82
Value at end of period	$13.48	$13.12	$11.58
Number of accumulation units outstanding at end of period	64,226	29,738	16,140
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.53	$10.24	$10.14	$10.03
Value at end of period	$11.31	$10.53	$10.24	$10.14
Number of accumulation units outstanding at end of period	84,218	57,446	39,356	2,181
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.60	$10.80	$10.38
Value at end of period	$11.76	$11.60	$10.80
Number of accumulation units outstanding at end of period	113,011	75,897	33,091
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.63	$10.98	$10.66
Value at end of period	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	5,874	776	392
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.06	$10.89	$10.14
Value at end of period	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	173,972	124,247	32,914
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.18	$9.31
Value at end of period	$12.70	$11.18
Number of accumulation units outstanding at end of period	36,670	4,598
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.81	$11.49	$10.66
Value at end of period	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	56,459	19,474	2,400
ING THORNBURG VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.95	$11.25	$10.40
Value at end of period	$13.69	$12.95	$11.25
Number of accumulation units outstanding at end of period	0	619	624

Empire Traditions

26

Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$11.00	$10.52
Value at end of period	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	286,314	206,508	28,588
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.25	$11.29	$11.02	$10.23
Value at end of period	$13.46	$13.25	$11.29	$11.02
Number of accumulation units outstanding at end of period	50,188	35,019	30,296	196
ING T. ROWE PRICE GROWTH EQUITY PORTFORLIO
(Fund first available during April 2007)
Value at beginning of period	$9.64
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	6,290
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.43	$11.36	$10.82	$10.25
Value at end of period	$12.48	$12.43	$11.36	$10.82
Number of accumulation units outstanding at end of period	843	2,196	2,213	17
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.48	$11.97	$10.86
Value at end of period	$13.41	$13.48	$11.97
Number of accumulation units outstanding at end of period	19,127	17,226	14,395
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$9.69	$9.80
Value at end of period	$10.00	$9.69
Number of accumulation units outstanding at end of period	120	118
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.96	$12.64	$11.52
Value at end of period	$15.49	$12.96	$12.64
Number of accumulation units outstanding at end of period	284	819	705
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.98	$11.37	$11.15	$11.04
Value at end of period	$12.50	$12.98	$11.37	$11.15
Number of accumulation units outstanding at end of period	72,279	66,407	35,581	2,038
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$10.86	$10.68
Value at end of period	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	4,964	2,548	1,179

Empire Traditions

27

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.73	$10.65	$10.17
Value at end of period	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	58,143	34,264	22,841
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.70	$11.11	$10.39
Value at end of period	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	28,275	20,255	4,381
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.53	$13.66	$11.29
Value at end of period	$15.02	$18.53	$13.66
Number of accumulation units outstanding at end of period	87,466	72,278	28,640
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.41	$11.62	$10.95	$10.85
Value at end of period	$11.54	$13.41	$11.62	$10.95
Number of accumulation units outstanding at end of period	48,971	38,990	6,840	1,383
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.34	$11.43	$10.75
Value at end of period	$14.55	$14.34	$11.43
Number of accumulation units outstanding at end of period	1,221	3,500	4,111
ING VP GROWTH AND INCOME PORTFOLIO
(Fund first available during November 2007)
Value at beginning of period	$9.83
Value at end of period	$9.95
Number of accumulation units outstanding at end of period	117
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.81	$11.38	$10.98	$10.94
Value at end of period	$13.23	$12.81	$11.38	$10.98
Number of accumulation units outstanding at end of period	120,196	56,998	48,122	1,371
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.41	$12.47	$11.42	$10.21
Value at end of period	$13.91	$13.41	$12.47	$11.42
Number of accumulation units outstanding at end of period	144,001	117,795	49,449	3,081
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.88	$12.41	$11.73	$10.32
Value at end of period	$12.79	$13.88	$12.41	$11.73
Number of accumulation units outstanding at end of period	138,114	85,488	47,961	2,843

Empire Traditions

28

	Condensed Financial Information (continued)

	2007	2006	2005	2004	2003
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.33	$10.10	$10.08
Value at end of period	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	124,919	63,522	21,449
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.26	$11.98	$10.81
Value at end of period	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	11,539	12,240	4,186
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.91	$11.31	$10.15
Value at end of period	$13.07	$12.91	$11.31
Number of accumulation units outstanding at end of period	2,650	2,008	2,677
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$12.76	$11.25	$10.88
Value at end of period	$12.11	$12.76	$11.25
Number of accumulation units outstanding at end of period	12,454	6,170	734
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.45	$10.36
Value at end of period	$10.87	$11.45
Number of accumulation units outstanding at end of period	6,386	5,665
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$12.33	$11.01	$10.20
Value at end of period	$12.59	$12.33	$11.01
Number of accumulation units outstanding at end of period	499	721	297
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$13.98	$12.07	$10.76
Value at end of period	$15.78	$13.98	$12.07
Number of accumulation units outstanding at end of period	1,600	1,378	1,392
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$9.30	$8.57	$8.68
Value at end of period	$8.69	$9.30	$8.57
Number of accumulation units outstanding at end of period	80	352	81
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.48	$11.92	$11.76	$11.74
Value at end of period	$12.99	$13.48	$11.92	$11.76
Number of accumulation units outstanding at end of period	4,784	4,794	3,634	1,278

Empire Traditions

29

Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.55%

	2007	2006	2005	2004
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during August 2005)
Value at beginning of period	$13.34	$11.35	$10.98
Value at end of period	$12.80	$13.34	$11.35
Number of accumulation units outstanding at end of period	46	47	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.57	$14.19	$12.35	$10.90
Value at end of period	$17.98	$15.57	$14.19	$12.35
Number of accumulation units outstanding at end of period	38,330	42,688	18,592	21,263
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.45	$11.39	$10.96	$10.01
Value at end of period	$13.41	$13.45	$11.39	$10.96
Number of accumulation units outstanding at end of period	40,313	43,227	61,281	68,041
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.89	$12.31	$11.87	$10.98
Value at end of period	$14.29	$13.89	$12.31	$11.87
Number of accumulation units outstanding at end of period	8,684	7,152	8,190	9,381
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.58	$13.50	$11.86	$10.77
Value at end of period	$16.04	$14.58	$13.50	$11.86
Number of accumulation units outstanding at end of period	11,190	12,855	15,255	17,305
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.82	$16.15	$13.56	$11.61
Value at end of period	$22.12	$18.82	$16.15	$13.56
Number of accumulation units outstanding at end of period	3,868	3,358	3,657	3,680
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$12.47	$10.99	$11.20
Value at end of period	$13.03	$12.47	$10.99
Number of accumulation units outstanding at end of period	112	569	39
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.26	$11.62	$10.89
Value at end of period	$12.88	$12.26	$11.62
Number of accumulation units outstanding at end of period	474	126	101
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.04	$10.10
Value at end of period	$10.18	$10.04
Number of accumulation units outstanding at end of period	321	590

Empire Traditions

30

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.06	$10.76	$9.90	$9.89
Value at end of period	$12.89	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	4,236	4,348	3,739	2,030
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.15	$10.73	$10.47
Value at end of period	$12.25	$11.15	$10.73
Number of accumulation units outstanding at end of period	524	519	510
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.23	$12.00	$11.20
Value at end of period	$14.91	$13.23	$12.00
Number of accumulation units outstanding at end of period	618	839	215
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.62	$10.51	$10.27
Value at end of period	$10.82	$10.62	$10.51
Number of accumulation units outstanding at end of period	5,701	9,226	14,818
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$10.91	$10.75
Value at end of period	$11.03	$10.91
Number of accumulation units outstanding at end of period	2,532	1,087
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.68
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	2,598
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.13
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	698
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$13.61	$11.01
Value at end of period	$12.42	$13.61
Number of accumulation units outstanding at end of period	222	674
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.98	$13.37	$11.68
Value at end of period	$20.97	$15.98	$13.37
Number of accumulation units outstanding at end of period	1,834	364	207

Empire Traditions

31

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$18.34	$15.15
Value at end of period	$25.00	$18.34
Number of accumulation units outstanding at end of period	3,774	1,858
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.99	$14.99	$13.86
Value at end of period	$19.44	$17.99	$14.99
Number of accumulation units outstanding at end of period	18,508	1,764	1,831
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.05	$14.86	$13.91	$11.72
Value at end of period	$17.18	$17.05	$14.86	$13.91
Number of accumulation units outstanding at end of period	5,625	5,688	5,765	5,866
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.05	$13.11	$12.84	$10.36
Value at end of period	$14.57	$15.05	$13.11	$12.84
Number of accumulation units outstanding at end of period	1,608	1,648	2,535	2,162
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.56	$10.63	$10.42
Value at end of period	$12.22	$12.56	$10.63
Number of accumulation units outstanding at end of period	6,076	6,253	39,406
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.80	$13.99	$12.32	$10.97
Value at end of period	$20.41	$17.80	$13.99	$12.32
Number of accumulation units outstanding at end of period	2,325	4,438	4,669	5,691
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.81	$12.75	$11.65	$10.81
Value at end of period	$13.34	$13.81	$12.75	$11.65
Number of accumulation units outstanding at end of period	1,679	1,679	1,877	1,836
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.40	$9.92	$9.50	$8.60
Value at end of period	$9.62	$10.40	$9.92	$9.50
Number of accumulation units outstanding at end of period	4,426	7,703	7,508	7
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$13.31	$12.15
Value at end of period	$13.61	$13.31
Number of accumulation units outstanding at end of period	2,368	1,639
Empire Traditions

32

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.74	$11.99
Value at end of period	$13.13	$12.74
Number of accumulation units outstanding at end of period	46,184	45,512
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.31	$11.22	$10.47
Value at end of period	$12.72	$12.31	$11.22
Number of accumulation units outstanding at end of period	23,289	22,502	21,386
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.93	$15.46	$15.28	$15.38
Value at end of period	$16.47	$15.93	$15.46	$15.28
Number of accumulation units outstanding at end of period	68,449	8,272	8,026	2,064
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$15.15	$12.40	$11.21
Value at end of period	$17.98	$15.15	$12.40
Number of accumulation units outstanding at end of period	1,830	1,601	1,710
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$26.68	$24.21	$23.89	$21.84
Value at end of period	$27.32	$26.68	$24.21	$23.89
Number of accumulation units outstanding at end of period	14,655	14,847	16,011	16,599
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$14.66	$11.39	$11.41
Value at end of period	$18.39	$14.66	$11.39
Number of accumulation units outstanding at end of period	3,652	4,079	3,823
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.93	$11.99	$10.06
Value at end of period	$14.62	$13.93	$11.99
Number of accumulation units outstanding at end of period	2,215	2,232	2,988
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during February 2006)
Value at beginning of period	$15.76	$14.23
Value at end of period	$16.50	$15.76
Number of accumulation units outstanding at end of period	21,252	28,687
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$24.01	$21.22	$20.00
Value at end of period	$24.64	$24.01	$21.22
Number of accumulation units outstanding at end of period	8,738	17,052	280

Empire Traditions

33

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.85	$13.48	$13.37	$12.94
Value at end of period	$14.86	$13.85	$13.48	$13.37
Number of accumulation units outstanding at end of period	18,117	10,675	10,875	14,478
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.91	$11.10	$10.81	$10.00
Value at end of period	$12.06	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	7,811	7,815	8,675	8,034
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.61	$10.97	$10.65
Value at end of period	$13.04	$12.61	$10.97
Number of accumulation units outstanding at end of period	26	26	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$10.89	$10.89
Value at end of period	$12.51	$12.04	$10.89
Number of accumulation units outstanding at end of period	138	459	138
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.40	$10.99	$10.73
Value at end of period	$12.75	$12.40	$10.99
Number of accumulation units outstanding at end of period	6,128	5,234	225
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.41	$11.44	$11.18	$10.63
Value at end of period	$13.60	$13.41	$11.44	$11.18
Number of accumulation units outstanding at end of period	889	923	38	107
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.51	$11.45	$10.91	$9.98
Value at end of period	$12.54	$12.51	$11.45	$10.91
Number of accumulation units outstanding at end of period	3,008	2,929	3,467	360
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$13.48	$12.07
Value at end of period	$13.40	$13.48
Number of accumulation units outstanding at end of period	150	151
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$12.94	$13.09
Value at end of period	$15.45	$12.94
Number of accumulation units outstanding at end of period	892	892

Empire Traditions

34

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.14	$12.40	$12.17	$10.59
Value at end of period	$13.60	$14.14	$12.40	$12.17
Number of accumulation units outstanding at end of period	8,197	8,250	8,435	8,289
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$12.71	$12.55
Value at end of period	$13.73	$12.71
Number of accumulation units outstanding at end of period	0	475
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$12.68	$12.40
Value at end of period	$12.81	$12.68
Number of accumulation units outstanding at end of period	941	942
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.65	$15.97	$13.89	$11.57
Value at end of period	$17.53	$21.65	$15.97	$13.89
Number of accumulation units outstanding at end of period	256	308	529	640
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.54	$11.75	$10.90
Value at end of period	$11.65	$13.54	$11.75
Number of accumulation units outstanding at end of period	3,801	3,645	3,521
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.15	$7.30	$7.10	$6.31
Value at end of period	$9.27	$9.15	$7.30	$7.10
Number of accumulation units outstanding at end of period	1,010	1,050	1,028	1,029
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.31	$10.05	$9.71	$8.95
Value at end of period	$11.67	$11.31	$10.05	$9.71
Number of accumulation units outstanding at end of period	7,569	8,161	9,343	12,634
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.91	$13.88	$12.72	$11.10
Value at end of period	$15.45	$14.91	$13.88	$12.72
Number of accumulation units outstanding at end of period	9,373	10,691	13,571	16,319
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.28	$14.57	$13.78	$11.50
Value at end of period	$14.99	$16.28	$14.57	$13.78
Number of accumulation units outstanding at end of period	11,405	12,575	14,278	15,134

Empire Traditions

35

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.31	$10.07
Value at end of period	$10.73	$10.31
Number of accumulation units outstanding at end of period	1,575	2,632
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.39	$9.12	$8.67	$8.08
Value at end of period	$10.52	$10.39	$9.12	$8.67
Number of accumulation units outstanding at end of period	3,091	3,063	3,849	2,373
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$11.43	$9.88	$9.28	$8.51
Value at end of period	$12.89	$11.43	$9.88	$9.28
Number of accumulation units outstanding at end of period	244	244	244	244
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.29	$11.76	$11.62	$10.11
Value at end of period	$12.80	$13.29	$11.76	$11.62
Number of accumulation units outstanding at end of period	1,865	1,865	1,919	3,628

	Separate Account Annual Charges of 1.60%

	2007	2006	2005	2004
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$13.33	$11.35	$11.13
Value at end of period	$12.78	$13.33	$11.35
Number of accumulation units outstanding at end of period	982	1,148	1,433
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.21	$12.96	$11.29	$10.52
Value at end of period	$16.40	$14.21	$12.96	$11.29
Number of accumulation units outstanding at end of period	17,784	17,689	7,002	224
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.37	$11.33	$10.83
Value at end of period	$13.32	$13.37	$11.33
Number of accumulation units outstanding at end of period	6,495	6,922	2,749
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$12.64	$14.20
Value at end of period	$13.78	$12.64
Number of accumulation units outstanding at end of period	1,665	1,717

Empire Traditions

36

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.72	$11.28	$10.88	$10.05
Value at end of period	$13.08	$12.72	$11.28	$10.88
Number of accumulation units outstanding at end of period	36,828	25,241	11,387	1,493
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.81	$12.80	$11.25	$10.28
Value at end of period	$15.19	$13.81	$12.80	$11.25
Number of accumulation units outstanding at end of period	36,627	30,630	13,796	1,946
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.94	$13.69	$11.34
Value at end of period	$18.73	$15.94	$13.69
Number of accumulation units outstanding at end of period	20,259	18,232	4,493
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.46	$10.99	$10.74
Value at end of period	$13.01	$12.46	$10.99
Number of accumulation units outstanding at end of period	8,210	6,547	6,304
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$11.10	$11.01
Value at end of period	$11.38	$11.10
Number of accumulation units outstanding at end of period	545	545
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.15	$11.73	$10.79
Value at end of period	$14.04	$13.15	$11.73
Number of accumulation units outstanding at end of period	3,505	484	484
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.98	$11.53	$10.63
Value at end of period	$13.16	$11.98	$11.53
Number of accumulation units outstanding at end of period	0	507	22
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.21	$12.00	$11.46
Value at end of period	$14.89	$13.21	$12.00
Number of accumulation units outstanding at end of period	2,718	11,106	1,890
ING FMRSM MID CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75	$11.41	$10.98
Value at end of period	$11.70	$11.75	$11.41
Number of accumulation units outstanding at end of period	868	645	1,008

Empire Traditions

37

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.91	$10.09
Value at end of period	$11.02	$10.91
Number of accumulation units outstanding at end of period	8,586	377
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.76
Value at end of period	$11.87
Number of accumulation units outstanding at end of period	7,106
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.08
Value at end of period	$9.59
Number of accumulation units outstanding at end of period	11,065
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$13.61	$11.86
Value at end of period	$12.41	$13.61
Number of accumulation units outstanding at end of period	11,108	514
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.97	$13.36	$10.95
Value at end of period	$20.94	$15.97	$13.36
Number of accumulation units outstanding at end of period	11,491	6,805	1,405
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$16.38	$16.33
Value at end of period	$19.48	$16.38
Number of accumulation units outstanding at end of period	10,007	367
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.32	$13.71	$10.97
Value at end of period	$24.96	$18.32	$13.71
Number of accumulation units outstanding at end of period	22,839	11,012	2,248
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.11	$12.60	$11.36
Value at end of period	$16.32	$15.11	$12.60
Number of accumulation units outstanding at end of period	3,421	2,393	694
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.69	$11.94	$11.59
Value at end of period	$13.78	$13.69	$11.94
Number of accumulation units outstanding at end of period	3,186	3,380	2,826

Empire Traditions

38

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.87	$12.08	$11.84	$10.73
Value at end of period	$13.41	$13.87	$12.08	$11.84
Number of accumulation units outstanding at end of period	3,573	2,630	1,248	90
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.55	$10.62	$10.51
Value at end of period	$12.20	$12.55	$10.62
Number of accumulation units outstanding at end of period	8,526	8,168	9,045
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.25	$13.57	$11.96	$10.43
Value at end of period	$19.77	$17.25	$13.57	$11.96
Number of accumulation units outstanding at end of period	8,783	9,013	7,306	245
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.08	$12.09	$12.04
Value at end of period	$12.63	$13.08	$12.09
Number of accumulation units outstanding at end of period	2,258	1,359	2,922
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.61	$12.03	$11.36
Value at end of period	$11.66	$12.61	$12.03
Number of accumulation units outstanding at end of period	669	991	3,141
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.15	$12.17	$11.51
Value at end of period	$14.38	$14.15	$12.17
Number of accumulation units outstanding at end of period	39,078	34,800	16,966
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.44	$11.83	$10.56
Value at end of period	$13.74	$13.44	$11.83
Number of accumulation units outstanding at end of period	38,817	24,353	925
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.79	$11.46	$11.01	$10.83
Value at end of period	$13.17	$12.79	$11.46	$11.01
Number of accumulation units outstanding at end of period	177,816	141,588	41,114	2,781
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.23	$11.16	$10.88
Value at end of period	$12.64	$12.23	$11.16
Number of accumulation units outstanding at end of period	19,237	15,246	536

Empire Traditions

39

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.41	$10.10	$10.01
Value at end of period	$10.75	$10.41	$10.10
Number of accumulation units outstanding at end of period	23,791	19,590	1,930
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.01	$11.24	$10.27
Value at end of period	$13.33	$13.01	$11.24
Number of accumulation units outstanding at end of period	3,294	3,160	3,069
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.63	$12.23	$10.77
Value at end of period	$14.19	$12.63	$12.23
Number of accumulation units outstanding at end of period	3,624	3,653	5,915
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$15.13	$12.40	$11.21
Value at end of period	$17.95	$15.13	$12.40
Number of accumulation units outstanding at end of period	10,671	11,949	3,147
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.98	$10.88	$10.74	$10.14
Value at end of period	$12.26	$11.98	$10.88	$10.74
Number of accumulation units outstanding at end of period	17,675	8,263	7,898	1,480
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$14.65	$11.38	$11.48
Value at end of period	$18.36	$14.65	$11.38
Number of accumulation units outstanding at end of period	11,316	19,478	945
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.92	$11.99	$10.06
Value at end of period	$14.59	$13.92	$11.99
Number of accumulation units outstanding at end of period	787	716	220
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$15.05	$13.01	$11.62
Value at end of period	$15.75	$15.05	$13.01
Number of accumulation units outstanding at end of period	8,710	2,617	3,799
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$13.07	$11.56	$10.64
Value at end of period	$13.41	$13.07	$11.56
Number of accumulation units outstanding at end of period	2,054	2,056	690

Empire Traditions

40

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.49	$10.22	$10.26
Value at end of period	$11.25	$10.49	$10.22
Number of accumulation units outstanding at end of period	21,204	10,522	3,730
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.56	$10.78	$10.50	$10.18
Value at end of period	$11.70	$11.56	$10.78	$10.50
Number of accumulation units outstanding at end of period	8,392	5,090	436	68
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$10.88	$10.72
Value at end of period	$12.49	$12.03	$10.88
Number of accumulation units outstanding at end of period	1,656	2,395	2,342
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$11.17	$10.42
Value at end of period	$12.66	$11.17
Number of accumulation units outstanding at end of period	2,006	1,055
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$13.78	$12.11
Value at end of period	$13.88	$13.78
Number of accumulation units outstanding at end of period	4,264	2,990
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.39	$10.98	$10.45
Value at end of period	$12.73	$12.39	$10.98
Number of accumulation units outstanding at end of period	16,953	13,760	5,445
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.20	$11.27	$10.63
Value at end of period	$13.39	$13.20	$11.27
Number of accumulation units outstanding at end of period	11,227	11,229	9,574
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.10
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	871
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.39	$11.47
Value at end of period	$12.41	$12.39
Number of accumulation units outstanding at end of period	0	597

Empire Traditions

41

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$12.93	$12.62	$11.11
Value at end of period	$15.43	$12.93	$12.62
Number of accumulation units outstanding at end of period	619	1,337	629
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.93	$11.34	$11.14	$10.40
Value at end of period	$12.44	$12.93	$11.34	$11.14
Number of accumulation units outstanding at end of period	9,365	5,255	6,100	174
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.00	$10.84	$10.65
Value at end of period	$12.19	$12.00	$10.84
Number of accumulation units outstanding at end of period	2,132	2,852	1,378
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.67	$11.10	$10.42
Value at end of period	$12.79	$12.67	$11.10
Number of accumulation units outstanding at end of period	1,234	1,265	1,317
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.46	$13.63	$11.63
Value at end of period	$14.95	$18.46	$13.63
Number of accumulation units outstanding at end of period	9,277	14,384	3,358
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$14.29	$11.77
Value at end of period	$14.47	$14.29
Number of accumulation units outstanding at end of period	794	755
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.77	$11.35	$10.82
Value at end of period	$13.16	$12.77	$11.35
Number of accumulation units outstanding at end of period	980	1,032	1,014
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.37	$12.45	$11.41	$10.44
Value at end of period	$13.84	$13.37	$12.45	$11.41
Number of accumulation units outstanding at end of period	4,212	3,880	3,109	119
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.83	$12.39	$12.01
Value at end of period	$12.73	$13.83	$12.39
Number of accumulation units outstanding at end of period	3,843	3,468	2,246

Empire Traditions

42

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.30	$10.09	$10.13
Value at end of period	$10.71	$10.30	$10.09
Number of accumulation units outstanding at end of period	9,085	8,593	346
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.86	$11.54
Value at end of period	$13.01	$12.86
Number of accumulation units outstanding at end of period	0	1,039
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$12.73	$12.20
Value at end of period	$12.06	$12.73
Number of accumulation units outstanding at end of period	447	451
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$13.93	$12.53	$11.32	$11.32
Value at end of period	$15.70	$13.93	$12.53	$11.32
Number of accumulation units outstanding at end of period	0	413	0	18,775
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2006)
Value at beginning of period	$9.27	$9.17
Value at end of period	$8.64	$9.27
Number of accumulation units outstanding at end of period	1,531	1,329
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.43	$11.90	$11.22
Value at end of period	$12.92	$13.43	$11.90
Number of accumulation units outstanding at end of period	115	116	118

	Separate Account Annual Charges of 1.75%

	2007	2006	2005	2004
AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$14.10	$11.51	$11.86	$10.64
Value at end of period	$13.74	$14.10	$11.51	$11.86
Number of accumulation units outstanding at end of period	387	396	374	373
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$13.30	$11.34	$11.27
Value at end of period	$12.73	$13.30	$11.34
Number of accumulation units outstanding at end of period	2,069	1,950	4,020

Empire Traditions

43

Condensed Financial Information (continued)

	2007	2006	2005	2004
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.40	$14.06	$12.27	$10.84
Value at end of period	$17.74	$15.40	$14.06	$12.27
Number of accumulation units outstanding at end of period	116,527	113,409	46,372	16,055
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.30	$11.29	$10.88	$9.96
Value at end of period	$13.24	$13.30	$11.29	$10.88
Number of accumulation units outstanding at end of period	113,026	114,112	102,475	44,415
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$12.61	$10.86
Value at end of period	$13.73	$12.60	$12.61
Number of accumulation units outstanding at end of period	10,367	2,862	1,168
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.80	$12.25	$11.84	$10.98
Value at end of period	$14.17	$13.80	$12.25	$11.84
Number of accumulation units outstanding at end of period	96,833	67,764	57,095	42,363
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.48	$13.44	$11.83	$10.76
Value at end of period	$15.90	$14.48	$13.44	$11.83
Number of accumulation units outstanding at end of period	95,510	54,853	46,983	30,615
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.69	$16.07	$13.53	$11.60
Value at end of period	$21.93	$18.69	$16.07	$13.53
Number of accumulation units outstanding at end of period	39,951	28,257	27,231	14,401
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.43	$10.98	$10.72
Value at end of period	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	5,301	2,137	719
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.21	$11.60	$11.19
Value at end of period	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	4,553	3,152	3,081
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.76	$11.16	$11.00
Value at end of period	$13.07	$12.76	$11.16
Number of accumulation units outstanding at end of period	2,550	1,838	751

Empire Traditions

44

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.03	$9.44
Value at end of period	$10.15	$10.03
Number of accumulation units outstanding at end of period	5,007	1,307
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.08	$9.86
Value at end of period	$11.34	$11.08
Number of accumulation units outstanding at end of period	7,422	3,323
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.00	$10.72	$9.88	$8.97
Value at end of period	$12.80	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	13,018	11,716	11,260	1,230
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.69	$10.44
Value at end of period	$12.16	$11.09	$10.69
Number of accumulation units outstanding at end of period	1,002	106	107
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.18	$11.99	$11.09
Value at end of period	$14.83	$13.18	$11.99
Number of accumulation units outstanding at end of period	9,861	5,508	1,774
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.58	$10.50	$10.26
Value at end of period	$10.76	$10.58	$10.50
Number of accumulation units outstanding at end of period	14,361	12,930	7,839
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.90	$10.88
Value at end of period	$10.99	$10.90
Number of accumulation units outstanding at end of period	68,290	10,294
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.69
Value at end of period	$11.86
Number of accumulation units outstanding at end of period	16,600
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.03
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	67,967

Empire Traditions

45

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$13.59	$13.26
Value at end of period	$12.38	$13.59
Number of accumulation units outstanding at end of period	18,188	6,795
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.93	$13.35	$13.18
Value at end of period	$20.85	$15.93	$13.35
Number of accumulation units outstanding at end of period	12,207	4,546	416
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.73	$13.01	$11.45	$11.01
Value at end of period	$18.68	$15.73	$13.01	$11.45
Number of accumulation units outstanding at end of period	11,090	740	544	545
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.27	$13.69	$10.83
Value at end of period	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	12,968	7,145	2,294
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.87	$14.92	$13.83	$12.24
Value at end of period	$19.27	$17.87	$14.92	$13.83
Number of accumulation units outstanding at end of period	64,224	4,301	3,482	345
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.89	$14.75	$13.84	$11.68
Value at end of period	$16.98	$16.89	$14.75	$13.84
Number of accumulation units outstanding at end of period	12,523	13,748	16,332	12,188
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.91	$13.01	$12.77	$10.74
Value at end of period	$14.40	$14.91	$13.01	$12.77
Number of accumulation units outstanding at end of period	7,752	10,286	8,103	1,982
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$12.52	$10.61	$10.56
Value at end of period	$12.16	$12.52	$10.61
Number of accumulation units outstanding at end of period	16,951	9,891	42,720
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.63	$13.89	$12.26	$11.10
Value at end of period	$20.18	$17.63	$13.89	$12.26
Number of accumulation units outstanding at end of period	16,169	9,220	3,537	930

Empire Traditions

46

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.72	$12.69	$11.62	$11.31
Value at end of period	$13.22	$13.72	$12.69	$11.62
Number of accumulation units outstanding at end of period	5,120	3,434	3,150	2,601
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.27	$9.81	$9.42	$8.06
Value at end of period	$9.48	$10.27	$9.81	$9.42
Number of accumulation units outstanding at end of period	26,522	31,565	26,069	9,569
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.81	$11.90	$10.87
Value at end of period	$14.01	$13.81	$11.90
Number of accumulation units outstanding at end of period	89,240	38,722	14,814
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.24	$11.67	$10.91
Value at end of period	$13.51	$13.24	$11.67
Number of accumulation units outstanding at end of period	105,677	53,213	11,921
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.68	$11.37	$10.94	$10.09
Value at end of period	$13.03	$12.68	$11.37	$10.94
Number of accumulation units outstanding at end of period	193,668	129,533	53,520	2,634
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.24	$11.18	$10.70
Value at end of period	$12.63	$12.24	$11.18
Number of accumulation units outstanding at end of period	114,072	41,211	5,794
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.37	$14.94	$14.80	$14.87
Value at end of period	$15.85	$15.37	$14.94	$14.80
Number of accumulation units outstanding at end of period	284,764	25,705	30,531	18,611
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.34	$11.97	$11.19	$9.92
Value at end of period	$13.84	$12.34	$11.97	$11.19
Number of accumulation units outstanding at end of period	9,618	6,447	5,760	524
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$15.10	$12.39	$10.36
Value at end of period	$17.88	$15.10	$12.39
Number of accumulation units outstanding at end of period	12,279	7,923	7,995

Empire Traditions

47

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$26.03	$23.66	$23.40	$21.43
Value at end of period	$26.59	$26.03	$23.66	$23.40
Number of accumulation units outstanding at end of period	31,987	27,932	28,026	15,923
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.61	$11.37	$10.57
Value at end of period	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	20,630	11,383	14,002
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.88	$11.98	$10.06
Value at end of period	$14.54	$13.88	$11.98
Number of accumulation units outstanding at end of period	3,185	3,225	3,300
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$15.61	$13.51	$12.14	$10.74
Value at end of period	$16.31	$15.61	$13.51	$12.14
Number of accumulation units outstanding at end of period	76,580	92,843	18,655	2,249
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$23.42	$20.74	$19.96	$18.00
Value at end of period	$23.99	$23.42	$20.74	$19.96
Number of accumulation units outstanding at end of period	36,952	56,362	14,131	1,698
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.51	$13.18	$13.09	$12.71
Value at end of period	$14.47	$13.51	$13.18	$13.09
Number of accumulation units outstanding at end of period	42,625	29,043	27,791	16,547
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.85	$11.07	$10.80	$10.00
Value at end of period	$11.97	$11.85	$11.07	$10.80
Number of accumulation units outstanding at end of period	33,391	29,371	24,715	14,808
ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.57	$10.95	$10.64
Value at end of period	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	2,494	2,254	1,354
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.00	$10.87	$10.63
Value at end of period	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	14,042	14,665	10,960

Empire Traditions

48

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.16	$9.27
Value at end of period	$12.63	$11.16
Number of accumulation units outstanding at end of period	101,442	22
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.74	$11.47	$10.61
Value at end of period	$13.83	$13.74	$11.47
Number of accumulation units outstanding at end of period	83,709	6,010	779
ING THORNBURG VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.76	$8.50	$8.52	$8.02
Value at end of period	$10.28	$9.76	$8.50	$8.52
Number of accumulation units outstanding at end of period	308	370	1,966	2,044
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.36	$10.97	$10.54
Value at end of period	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	20,609	15,830	3,518
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.34	$11.40	$11.16	$10.03
Value at end of period	$13.50	$13.34	$11.40	$11.16
Number of accumulation units outstanding at end of period	33,210	41,437	36,317	17,573
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.45	$11.41	$11.16
Value at end of period	$12.45	$12.45	$11.41
Number of accumulation units outstanding at end of period	1,493	1,598	1,723
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.41	$11.94	$10.85
Value at end of period	$13.30	$13.41	$11.94
Number of accumulation units outstanding at end of period	1,984	1,489	1,867
ING UBS U.S. SMALL CAP GROWTH PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.67	$8.80
Value at end of period	$9.95	$9.67
Number of accumulation units outstanding at end of period	24	24
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.90	$12.61	$11.77
Value at end of period	$15.37	$12.90	$12.61
Number of accumulation units outstanding at end of period	1,733	3,286	655

Empire Traditions

49

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.01	$12.30	$12.10	$10.55
Value at end of period	$13.45	$14.01	$12.30	$12.10
Number of accumulation units outstanding at end of period	4,665	6,320	4,566	2,111
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.97	$10.83	$10.64
Value at end of period	$12.14	$11.97	$10.83
Number of accumulation units outstanding at end of period	8,804	8,794	6,628
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.67	$10.98
Value at end of period	$13.65	$12.67
Number of accumulation units outstanding at end of period	5,190	34
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.64	$11.09	$10.87
Value at end of period	$12.74	$12.64	$11.09
Number of accumulation units outstanding at end of period	7,776	4,601	791
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.53	$15.92	$13.87	$10.86
Value at end of period	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	12,903	10,470	8,708	4,329
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.47	$11.71	$11.07	$10.01
Value at end of period	$11.56	$13.47	$11.71	$11.07
Number of accumulation units outstanding at end of period	2,874	2,556	2,202	273
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.03	$7.22	$7.04	$6.77
Value at end of period	$9.13	$9.03	$7.22	$7.04
Number of accumulation units outstanding at end of period	7,231	7,553	3,137	126
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.19	$9.96	$9.64	$8.90
Value at end of period	$11.52	$11.19	$9.96	$9.64
Number of accumulation units outstanding at end of period	19,475	19,376	16,141	9,183
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.75	$13.75	$12.63	$11.05
Value at end of period	$15.25	$14.75	$13.75	$12.63
Number of accumulation units outstanding at end of period	22,701	18,784	22,970	16,939

Empire Traditions

50

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.10	$14.44	$13.69	$11.44
Value at end of period	$14.79	$16.10	$14.44	$13.69
Number of accumulation units outstanding at end of period	28,177	23,049	31,178	22,926
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.27	$10.12
Value at end of period	$10.67	$10.27
Number of accumulation units outstanding at end of period	14,737	13,225
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.20	$11.95	$12.01
Value at end of period	$14.24	$13.20	$11.95
Number of accumulation units outstanding at end of period	483	4	4
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.28	$9.04	$8.61	$7.98
Value at end of period	$10.38	$10.28	$9.04	$8.61
Number of accumulation units outstanding at end of period	6,160	6,162	6,223	0
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$12.70	$11.73
Value at end of period	$12.01	$12.70
Number of accumulation units outstanding at end of period	4,435	1,865
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.42	$10.18
Value at end of period	$10.80	$11.42
Number of accumulation units outstanding at end of period	1,607	3,361
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$9.86	$8.83	$8.75	$8.29
Value at end of period	$10.03	$9.86	$8.83	$8.75
Number of accumulation units outstanding at end of period	1,354	2,561	2,452	2,451
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$11.30	$9.78	$9.21	$8.68
Value at end of period	$12.72	$11.30	$9.78	$9.21
Number of accumulation units outstanding at end of period	931	966	985	848
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$8.02	$7.41	$8.19	$9.03
Value at end of period	$7.47	$8.02	$7.41	$8.19
Number of accumulation units outstanding at end of period	3,677	3,305	3,253	1,230

Empire Traditions

51

Condensed Financial Information (continued)

	2007	2006	2005	2004
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.14	$11.65	$11.53	$10.06
Value at end of period	$12.62	$13.14	$11.65	$11.53
Number of accumulation units outstanding at end of period	1,814	2,148	1,465	967

	Separate Account Annual Charges of 1.90%

	2007	2006	2005	2004
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2005)
Value at beginning of period	$13.26	$11.32	$11.24
Value at end of period	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	174	174	174
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.19	$11.21	$10.83	$9.92
Value at end of period	$13.11	$13.19	$11.21	$10.83
Number of accumulation units outstanding at end of period	817	968	841	269
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.57	$12.59	$12.11
Value at end of period	$13.67	$12.57	$12.59
Number of accumulation units outstanding at end of period	161	161	162
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.73	$12.21	$11.82	$10.97
Value at end of period	$14.07	$13.73	$12.21	$11.82
Number of accumulation units outstanding at end of period	8,059	6,230	5,943	4,853
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.41	$13.39	$11.81	$10.75
Value at end of period	$15.80	$14.41	$13.39	$11.81
Number of accumulation units outstanding at end of period	6,403	3,964	4,313	4,629
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.60	$16.02	$13.50	$11.60
Value at end of period	$21.79	$18.60	$16.02	$13.50
Number of accumulation units outstanding at end of period	1,467	643	758	455
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$12.40	$10.97	$10.72
Value at end of period	$12.91	$12.40	$10.97
Number of accumulation units outstanding at end of period	182	182	182

Empire Traditions

52

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.76
Value at end of period	$11.85
Number of accumulation units outstanding at end of period	789
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.19
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	2,883
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.23	$13.68	$12.54
Value at end of period	$24.76	$18.23	$13.68
Number of accumulation units outstanding at end of period	156	156	156
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.77	$14.67	$13.78	$12.93
Value at end of period	$16.84	$16.77	$14.67	$13.78
Number of accumulation units outstanding at end of period	1,270	1,271	1,271	1,630
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.81	$12.94	$12.72	$10.80
Value at end of period	$14.28	$14.81	$12.94	$12.72
Number of accumulation units outstanding at end of period	2,622	2,940	2,941	2,941
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.19	$11.15	$10.88
Value at end of period	$12.56	$12.19	$11.15
Number of accumulation units outstanding at end of period	12,754	12,918	2,257
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.96	$14.56	$14.44	$14.57
Value at end of period	$15.40	$14.96	$14.56	$14.44
Number of accumulation units outstanding at end of period	2,750	2,799	1,031	1,549
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.29	$11.94	$11.53
Value at end of period	$13.77	$12.29	$11.94
Number of accumulation units outstanding at end of period	169	169	169
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$15.06	$12.38	$11.19
Value at end of period	$17.81	$15.06	$12.38
Number of accumulation units outstanding at end of period	3,583	4,022	5,573

Empire Traditions

53

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$25.55	$23.26	$23.04	$21.14
Value at end of period	$26.07	$25.55	$23.26	$23.04
Number of accumulation units outstanding at end of period	1,166	1,440	1,350	472
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.26	$12.96	$12.89	$12.53
Value at end of period	$14.18	$13.26	$12.96	$12.89
Number of accumulation units outstanding at end of period	2,355	2,455	2,428	2,003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.80	$11.04	$10.78	$10.00
Value at end of period	$11.91	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	1,987	2,129	2,129	1,526
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.97	$10.86	$10.34
Value at end of period	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	936	189	189
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.28	$11.37	$11.12
Value at end of period	$13.43	$13.28	$11.37
Number of accumulation units outstanding at end of period	893	1,046	906
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$11.07	$10.87
Value at end of period	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	557	714	568
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$21.44	$19.56	$13.86	$12.57
Value at end of period	$17.30	$21.44	$19.56	$13.86
Number of accumulation units outstanding at end of period	3,196	5,240	0	42
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.10	$10.14
Value at end of period	$11.40	$11.10
Number of accumulation units outstanding at end of period	283	404
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.63	$13.66	$12.56	$11.33
Value at end of period	$15.10	$14.63	$13.66	$12.56
Number of accumulation units outstanding at end of period	139	199	2,791	2,791

Empire Traditions

54

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.16	$12.96
Value at end of period	$14.18	$13.16
Number of accumulation units outstanding at end of period	111	158
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$7.98	$7.39	$8.17	$8.26
Value at end of period	$7.42	$7.98	$7.39	$8.17
Number of accumulation units outstanding at end of period	1,992	1,992	1,990	2,621
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.03	$11.57	$11.47	$10.50
Value at end of period	$12.50	$13.03	$11.57	$11.47
Number of accumulation units outstanding at end of period	1,565	1,565	1,565	2,009

	Separate Account Annual Charges of 1.95%

	2007	2006	2005	2004
AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$14.01	$11.47	$11.70
Value at end of period	$13.63	$14.01	$11.47
Number of accumulation units outstanding at end of period	6,743	6,942	7,494
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$13.25	$11.32	$11.11
Value at end of period	$12.65	$13.25	$11.32
Number of accumulation units outstanding at end of period	9,169	8,888	5,994
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.09	$12.90	$11.28	$10.45
Value at end of period	$16.21	$14.09	$12.90	$11.28
Number of accumulation units outstanding at end of period	70,389	36,930	19,175	1,350
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.26	$11.28	$10.89	$10.11
Value at end of period	$13.17	$13.26	$11.28	$10.89
Number of accumulation units outstanding at end of period	16,244	13,861	13,897	1,969
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.56	$12.59	$11.16
Value at end of period	$13.65	$12.56	$12.59
Number of accumulation units outstanding at end of period	8,194	2,089	5,949

Empire Traditions

55

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.61	$11.22	$10.87	$10.13
Value at end of period	$12.92	$12.61	$11.22	$10.87
Number of accumulation units outstanding at end of period	68,521	46,015	67,163	565
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.70	$12.74	$11.24	$10.12
Value at end of period	$15.01	$13.70	$12.74	$11.24
Number of accumulation units outstanding at end of period	170,857	81,723	93,650	1,205
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.81	$13.62	$11.49	$10.33
Value at end of period	$18.50	$15.81	$13.62	$11.49
Number of accumulation units outstanding at end of period	64,711	30,497	28,586	2,179
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.39	$10.96	$10.52
Value at end of period	$12.89	$12.39	$10.96
Number of accumulation units outstanding at end of period	16,201	14,573	7,892
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.17	$11.59	$10.87
Value at end of period	$12.74	$12.17	$11.59
Number of accumulation units outstanding at end of period	5,474	192	194
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.71	$11.43
Value at end of period	$13.00	$12.71
Number of accumulation units outstanding at end of period	2,014	1,383
ING CAPITAL GUARDIAN U.S. EQUITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$11.12	$11.18
Value at end of period	$11.74	$12.02	$11.12
Number of accumulation units outstanding at end of period	120	112	111
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$11.06	$9.91
Value at end of period	$11.29	$11.06
Number of accumulation units outstanding at end of period	11,531	6,897
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.04	$11.68	$10.78	$10.47
Value at end of period	$13.88	$13.04	$11.68	$10.78
Number of accumulation units outstanding at end of period	12,131	3,811	4,500	497

Empire Traditions

56

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.88	$11.48	$10.29
Value at end of period	$13.01	$11.88	$11.48
Number of accumulation units outstanding at end of period	61	62	1,033
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.14	$11.97	$11.45
Value at end of period	$14.74	$13.14	$11.97
Number of accumulation units outstanding at end of period	12,281	5,700	5,245
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.54	$10.66
Value at end of period	$10.70	$10.54
Number of accumulation units outstanding at end of period	1,999	550
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$10.88	$10.51
Value at end of period	$10.96	$10.88
Number of accumulation units outstanding at end of period	23,365	460
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.84
Value at end of period	$11.84
Number of accumulation units outstanding at end of period	8,272
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.10
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	34,315
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.87	$13.33	$11.21
Value at end of period	$20.73	$15.87	$13.33
Number of accumulation units outstanding at end of period	10,111	1,770	291
ING GLOBAL TECHNOLOGY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.19	$11.37	$10.82
Value at end of period	$13.10	$12.19	$11.37
Number of accumulation units outstanding at end of period	4,365	521	4,888
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$16.24	$13.46	$11.80
Value at end of period	$19.25	$16.24	$13.46
Number of accumulation units outstanding at end of period	15,884	487	42

Empire Traditions

57

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.21	$13.67	$10.50
Value at end of period	$24.72	$18.21	$13.67
Number of accumulation units outstanding at end of period	21,548	3,608	6,864
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.99	$12.54	$11.64	$11.43
Value at end of period	$16.13	$14.99	$12.54	$11.64
Number of accumulation units outstanding at end of period	15,773	11,162	8,586	573
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.58	$11.88	$11.17	$10.38
Value at end of period	$13.62	$13.58	$11.88	$11.17
Number of accumulation units outstanding at end of period	1,765	1,729	1,746	124
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.75	$12.03	$11.83	$10.64
Value at end of period	$13.25	$13.75	$12.03	$11.83
Number of accumulation units outstanding at end of period	19,463	17,788	19,006	38
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.48	$10.60	$10.41
Value at end of period	$12.09	$12.48	$10.60
Number of accumulation units outstanding at end of period	3,549	2,376	1,781
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.11	$13.51	$11.94	$11.56
Value at end of period	$19.54	$17.11	$13.51	$11.94
Number of accumulation units outstanding at end of period	33,604	15,111	12,212	450
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.98	$12.03	$11.03	$9.99
Value at end of period	$12.48	$12.98	$12.03	$11.03
Number of accumulation units outstanding at end of period	4,898	3,847	4,480	382
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.50	$11.97	$11.52	$11.03
Value at end of period	$11.52	$12.50	$11.97	$11.52
Number of accumulation units outstanding at end of period	31,531	30,004	24,888	1,415
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.03	$12.12	$11.47	$10.96
Value at end of period	$14.21	$14.03	$12.12	$11.47
Number of accumulation units outstanding at end of period	16,549	15,528	35,452	23,485

Empire Traditions

58

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.33	$11.77	$11.24	$10.82
Value at end of period	$13.58	$13.33	$11.77	$11.24
Number of accumulation units outstanding at end of period	119,395	52,624	52,281	4
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.69	$11.41	$11.00	$10.17
Value at end of period	$13.02	$12.69	$11.41	$11.00
Number of accumulation units outstanding at end of period	178,640	94,204	96,248	30,274
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.13	$11.10	$10.74
Value at end of period	$12.49	$12.13	$11.10
Number of accumulation units outstanding at end of period	82,316	29,569	12,101
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.32	$10.06	$9.98	$9.99
Value at end of period	$10.62	$10.32	$10.06	$9.98
Number of accumulation units outstanding at end of period	112,965	171,907	23,926	9,833
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.53	$12.17	$11.40
Value at end of period	$14.02	$12.53	$12.17
Number of accumulation units outstanding at end of period	11,550	12,535	10,016
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$15.04	$12.37	$11.19
Value at end of period	$17.78	$15.04	$12.37
Number of accumulation units outstanding at end of period	7,578	1,874	2,313
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.88	$10.83	$10.73	$10.07
Value at end of period	$12.12	$11.88	$10.83	$10.73
Number of accumulation units outstanding at end of period	32,684	28,833	29,106	7,039
ING MFS UTILITIES PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$14.56	$11.35	$11.14
Value at end of period	$18.19	$14.56	$11.35
Number of accumulation units outstanding at end of period	23,277	9,178	9,115
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$13.83	$11.96	$10.06
Value at end of period	$14.45	$13.83	$11.96
Number of accumulation units outstanding at end of period	1,694	1,731	1,796

Empire Traditions

59

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$14.93	$12.95	$11.66	$11.42
Value at end of period	$15.57	$14.93	$12.95	$11.66
Number of accumulation units outstanding at end of period	41,585	25,302	18,154	4
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$12.96	$11.50	$11.00
Value at end of period	$13.25	$12.96	$11.50
Number of accumulation units outstanding at end of period	1,603	1,549	496
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.41	$10.17	$10.12	$10.07
Value at end of period	$11.12	$10.41	$10.17	$10.12
Number of accumulation units outstanding at end of period	42,736	21,768	17,455	5,993
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.46	$10.73	$10.49	$10.46
Value at end of period	$11.56	$11.46	$10.73	$10.49
Number of accumulation units outstanding at end of period	46,747	18,033	13,314	994
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.52	$10.94	$10.11
Value at end of period	$12.90	$12.52	$10.94
Number of accumulation units outstanding at end of period	483	55	102
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.96	$10.86	$10.36
Value at end of period	$12.37	$11.96	$10.86
Number of accumulation units outstanding at end of period	25,790	25,216	22,987
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.69	$11.79
Value at end of period	$13.75	$13.69
Number of accumulation units outstanding at end of period	1,825	559
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.32	$10.96	$10.65
Value at end of period	$12.61	$12.32	$10.96
Number of accumulation units outstanding at end of period	79,547	38,700	14,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.09	$11.21	$11.02
Value at end of period	$13.23	$13.09	$11.21
Number of accumulation units outstanding at end of period	18,866	18,406	17,281
Empire Traditions

60

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.39
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	422
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.29	$11.29	$10.81	$10.60
Value at end of period	$12.27	$12.29	$11.29	$10.81
Number of accumulation units outstanding at end of period	15,669	15,488	15,128	914
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.32	$11.88	$11.05
Value at end of period	$13.18	$13.32	$11.88
Number of accumulation units outstanding at end of period	2,024	2,772	1,350
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.85	$12.59	$11.61
Value at end of period	$15.28	$12.85	$12.59
Number of accumulation units outstanding at end of period	577	883	3,355
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.83	$11.29	$11.13	$10.34
Value at end of period	$12.29	$12.83	$11.29	$11.13
Number of accumulation units outstanding at end of period	45,110	31,012	20,154	43
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.92	$10.82	$10.65
Value at end of period	$12.07	$11.92	$10.82
Number of accumulation units outstanding at end of period	8,253	3,906	1,947
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$12.62	$10.61	$10.34
Value at end of period	$13.58	$12.62	$10.61
Number of accumulation units outstanding at end of period	22,318	6,966	5,004
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.59	$11.07	$10.67
Value at end of period	$12.66	$12.59	$11.07
Number of accumulation units outstanding at end of period	3,633	4,060	406
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.31	$13.57	$11.85	$10.79
Value at end of period	$14.77	$18.31	$13.57	$11.85
Number of accumulation units outstanding at end of period	24,476	11,307	9,696	1,991

Empire Traditions

61

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VP FINANCIAL SERVICES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.25	$11.54	$9.94
Value at end of period	$11.35	$13.25	$11.54
Number of accumulation units outstanding at end of period	2,474	768	6,853
ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.17	$11.36	$11.01
Value at end of period	$14.30	$14.17	$11.36
Number of accumulation units outstanding at end of period	1,017	1,216	1,337
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.66	$11.30	$10.96	$10.21
Value at end of period	$13.01	$12.66	$11.30	$10.96
Number of accumulation units outstanding at end of period	11,820	10,617	9,284	2,182
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.26	$12.39	$11.40	$10.26
Value at end of period	$13.68	$13.26	$12.39	$11.40
Number of accumulation units outstanding at end of period	19,406	17,362	12,724	2
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.72	$12.33	$11.71	$10.46
Value at end of period	$12.58	$13.72	$12.33	$11.71
Number of accumulation units outstanding at end of period	6,392	5,528	4,559	1,902
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.24	$10.06	$10.07
Value at end of period	$10.61	$10.24	$10.06
Number of accumulation units outstanding at end of period	20,190	4,094	2,553
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.15	$11.94	$11.33
Value at end of period	$14.16	$13.15	$11.94
Number of accumulation units outstanding at end of period	4,999	5,033	9,557
ING VP VALUE OPPORTUNITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.76	$11.24	$10.73	$10.11
Value at end of period	$12.85	$12.76	$11.24	$10.73
Number of accumulation units outstanding at end of period	3	3	49	49
ING WELLS FARGO DISCIPLINED VALUE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.66	$11.50
Value at end of period	$11.94	$12.66
Number of accumulation units outstanding at end of period	5,654	1,021

Empire Traditions

62

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$11.39	$10.64
Value at end of period	$10.76	$11.39
Number of accumulation units outstanding at end of period	1,604	409
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$13.81	$11.99	$11.31	$10.57
Value at end of period	$15.52	$13.81	$11.99	$11.31
Number of accumulation units outstanding at end of period	2,688	2,689	2,708	38
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$9.19	$8.51	$9.42	$9.62
Value at end of period	$8.54	$9.19	$8.51	$9.42
Number of accumulation units outstanding at end of period	13,137	12,579	10,503	794
PROFUND VP SMALL-CAP
(Fund first available during May 2003)
Value at beginning of period	$13.32	$11.84	$11.20
Value at end of period	$12.77	$13.32	$11.84
Number of accumulation units outstanding at end of period	1,367	1,325	1,152

	Separate Account Annual Charges of 2.10%

	2007	2006	2005	2004
AIM V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$13.96	$11.44	$11.71
Value at end of period	$13.56	$13.96	$11.44
Number of accumulation units outstanding at end of period	1,735	1,934	1,026
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.04	$12.87	$11.27	$11.03
Value at end of period	$16.13	$14.04	$12.87	$11.27
Number of accumulation units outstanding at end of period	5,426	2,689	925	138
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.21	$11.25	$10.92
Value at end of period	$13.10	$13.21	$11.25
Number of accumulation units outstanding at end of period	1,735	1,468	791
ING ALLIANCEBERNSTEIN MID CAP GROWTH
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.12
Value at end of period	$13.59
Number of accumulation units outstanding at end of period	654

Empire Traditions

63

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING AMERICAN FUNDS GROWTH-INCOME
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.57	$11.20	$10.86	$10.64
Value at end of period	$12.86	$12.57	$11.20	$10.86
Number of accumulation units outstanding at end of period	9,576	4,148	959	143
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.65	$12.71	$11.23	$10.90
Value at end of period	$14.93	$13.65	$12.71	$11.23
Number of accumulation units outstanding at end of period	90,235	4,612	1,046	420
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.75	$13.59	$11.59
Value at end of period	$18.41	$15.75	$13.59
Number of accumulation units outstanding at end of period	8,465	4,059	885
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$12.36	$11.57
Value at end of period	$12.83	$12.36
Number of accumulation units outstanding at end of period	2,189	548
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.12
Value at end of period	$12.69
Number of accumulation units outstanding at end of period	771
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.68
Value at end of period	$10.09
Number of accumulation units outstanding at end of period	967
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.31
Value at end of period	$11.26
Number of accumulation units outstanding at end of period	3,580
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.13
Value at end of period	$14.68
Number of accumulation units outstanding at end of period	2,576
ING FMRSM LARGE CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$10.93
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	443

Empire Traditions

64

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$11.46
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	15,862
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$12.53
Value at end of period	$11.83
Number of accumulation units outstanding at end of period	1,785
ING FRANKLIN TEMPLETON FOUNDING STRATEGY
PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.19
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	2,267
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$15.83	$13.98
Value at end of period	$20.65	$15.83
Number of accumulation units outstanding at end of period	1,360	449
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$16.18	$14.03
Value at end of period	$19.15	$16.18
Number of accumulation units outstanding at end of period	251	452
ING JPMORGAN EMERGING MARKETS EQUITY
PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$18.16	$14.54
Value at end of period	$24.62	$18.16
Number of accumulation units outstanding at end of period	2,483	449
ING JPMORGAN SMALL CAP CORE EQUITY
PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.70	$12.00	$11.49
Value at end of period	$13.19	$13.70	$12.00
Number of accumulation units outstanding at end of period	4,846	3,681	1,562
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.59
Value at end of period	$12.04
Number of accumulation units outstanding at end of period	392
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$17.05	$14.13
Value at end of period	$19.44	$17.05
Number of accumulation units outstanding at end of period	4,038	618

Empire Traditions

65

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.66
Value at end of period	$12.42
Number of accumulation units outstanding at end of period	380
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.46	$11.95	$11.07
Value at end of period	$11.46	$12.46	$11.95
Number of accumulation units outstanding at end of period	8,326	3,905	764
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.98	$12.61
Value at end of period	$14.13	$13.98
Number of accumulation units outstanding at end of period	3,509	6,409
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.28	$11.75	$11.10
Value at end of period	$13.51	$13.28	$11.75
Number of accumulation units outstanding at end of period	21,046	3,171	1,449
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.64	$12.37	$10.99	$10.25
Value at end of period	$12.95	$12.64	$12.37	$10.99
Number of accumulation units outstanding at end of period	14,605	513	0	23,712
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.09	$11.36	$10.74	$10.50
Value at end of period	$12.42	$12.09	$11.36	$10.74
Number of accumulation units outstanding at end of period	19,151	1,037	0	69
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.99
Value at end of period	$13.95
Number of accumulation units outstanding at end of period	371
ING MARSICO INTERNATIONAL OPPORTUNITIES
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$15.01	$12.96
Value at end of period	$17.71	$15.01
Number of accumulation units outstanding at end of period	0	488
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.84	$10.81	$10.70
Value at end of period	$12.06	$11.84	$10.81
Number of accumulation units outstanding at end of period	2,391	2,040	1,148

Empire Traditions

66

	Condensed Financial Information (continued)

	2007	2006	2005	2004
ING MFS UTILITIES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$14.53	$11.73
Value at end of period	$18.11	$14.53
Number of accumulation units outstanding at end of period	2,890	535
ING OPPENHEIMER GLOBAL PORTFOLIO (SERVICE
CLASS)
(Fund first available during May 2003)
Value at beginning of period	$14.88	$12.92	$11.75
Value at end of period	$15.49	$14.88	$12.92
Number of accumulation units outstanding at end of period	4,291	1,968	813
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2003)
Value at beginning of period	$12.91	$11.48	$11.56
Value at end of period	$13.18	$12.91	$11.48
Number of accumulation units outstanding at end of period	476	103	103
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.31
Value at end of period	$11.06
Number of accumulation units outstanding at end of period	2,841
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.79
Value at end of period	$11.50
Number of accumulation units outstanding at end of period	1,827
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$10.84	$10.82
Value at end of period	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	3,370	3,318	1,743
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.20
Value at end of period	$12.55
Number of accumulation units outstanding at end of period	392
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.69
Value at end of period	$13.69
Number of accumulation units outstanding at end of period	1,298
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.29	$10.95	$10.64
Value at end of period	$12.56	$12.29	$10.95
Number of accumulation units outstanding at end of period	2,985	2,156	912

Empire Traditions

67

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.05	$11.19	$10.99
Value at end of period	$13.16	$13.05	$11.19
Number of accumulation units outstanding at end of period	1,995	385	105
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.29
Value at end of period	$10.12
Number of accumulation units outstanding at end of period	2,772
ING UBS U.S. ALLOCATION PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.24	$11.39
Value at end of period	$12.20	$12.24
Number of accumulation units outstanding at end of period	295	279
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.28	$12.17
Value at end of period	$13.12	$13.28
Number of accumulation units outstanding at end of period	36	36
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.78	$11.27	$11.05
Value at end of period	$12.23	$12.78	$11.27
Number of accumulation units outstanding at end of period	5,434	3,025	797
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.89	$10.81	$10.86
Value at end of period	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	109	110	109
ING VAN KAMPEN GROWTH AND INCOME
PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.56	$11.06	$10.78
Value at end of period	$12.61	$12.56	$11.06
Number of accumulation units outstanding at end of period	203	728	170
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.25	$13.79	$11.84	$11.14
Value at end of period	$14.69	$18.25	$13.79	$11.84
Number of accumulation units outstanding at end of period	545	184	0	685
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$12.62	$11.65
Value at end of period	$12.94	$12.62
Number of accumulation units outstanding at end of period	75	75

Empire Traditions

68

Condensed Financial Information (continued)

	2007	2006	2005	2004
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.21	$12.61	$11.39	$11.01
Value at end of period	$13.61	$13.21	$12.61	$11.39
Number of accumulation units outstanding at end of period	1,368	270	0	139
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.67	$12.92	$11.70	$11.52
Value at end of period	$12.51	$13.67	$12.92	$11.70
Number of accumulation units outstanding at end of period	68	68	0	132
ING WELLS FARGO SMALL CAP DISCIPLINED
PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.37	$10.50
Value at end of period	$10.72	$11.37
Number of accumulation units outstanding at end of period	0	611

Empire Traditions

69

PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
	(a)(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:
	-	Report of Independent Registered Public Accounting Firm
	-	Balance Sheets - Statutory Basis as of December 31, 2007 and 2006
	-	Statements of Operations - Statutory Basis for the years ended December 31, 2007,
2006 and 2005

	-	Statements of Changes in Capital and Surplus - Statutory Basis for the years ended
December 31, 2007, 2006 and 2005
	-	Statements of Cash Flows - Statutory Basis for the years ended December 31, 2007,
2006 and 2005
	-	Notes to Financial Statements – Statutory Basis
Financial Statements of Separate Account NY-B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2007
	-	Statements of Operations for the year ended December 31, 2007
	-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
	-	Notes to Financial Statements

Exhibits:
(b)
(1)		Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(2)		Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

	(c)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract (RLNY-IA-
1090), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on November 18, 2002
(File Nos. 333-85618, 811-07935).

	(b)	Premium Credit Rider (RLNY-RA-1089), incorporated herein by reference to Pre-Effective
Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Premium Credit Disclosure (RLNY-DS-1093), incorporated herein by reference to Pre-
Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

	(e)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-1026)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003
(File Nos. 333-85618, 811-07935).

	(f)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

	(g)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File
Nos. 333-85618, 811-07935).

	(h)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

(i)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

(j)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(k)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(m)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on September 20, 2004 (File Nos.
333-115515, 811-07935).

(n)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618,
811-07935).

(o)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-2026), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on September 20, 2004
(File Nos. 333-115515, 811-07935).

(p)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

(q)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3029), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

	(r)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

	(s)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

(5)	(a)	New York Variable Annuity Application (RLNY-AA-2031) (08/07) (140326),
incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on August 28, 2007
(File Nos. 333-85618, 811-07935).

	(b)	New York Variable Annuity Application (RLNY-AA-2031) (04/08) (140326),
incorporated herein by reference to Post-Effective Amendment No. 13 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 9, 2008 (File
Nos. 333-115515, 811-07935).

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 filed with the Securities and Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-
03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the Securities and
Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and First
Golden American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(b)	Administrative Services Agreement effective November 8, 1996 between First Golden
American Life Insurance Company of New York and Golden American Life Insurance
Company, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618,
811-07935).

(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life Insurance
Company of New York and ING Investment Management LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated on May 17, 2004 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with Securities and Exchange Commission on August
1, 2005 (File Nos. 333-70600, 811-05626).

(e)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4
(File No. 033-75962), as filed on June 15, 2007.

(f)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar Life
Insurance Company of New York, ING Variable Insurance Trust, ING Mutual Funds
Management Co. LLC and ING Funds Distributor, Inc. incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(g)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

(h)	Form of Participation Agreement between ReliaStar Life Insurance Company of New
York, ProFunds and ProFund Advisors LLC incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 5, 2002 (File Nos. 333-85618, 811-07935).

	(i)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No.
17 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
February 1, 2007 (File Nos. 333-85618, 811-07935).

	(j)	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and
Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No.
1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on July
6, 2007 (File Nos. 333-139695, 811-07935).

	(k)	Letter Agreement dated May 16, 2007 between ReliaStar Life Insurance Company of New
York, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable
Insurance Products Fund II and Variable Insurance Products Fund V, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
(File No. 333-139695), as filed on September 5, 2007.

	(l)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.

	(m)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of the 16th day of October, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc.
incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement
on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-
05626)

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)	Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton*	5780 Powers Ferry Road	President, Chief Executive Officer,
	Atlanta, GA 30327-4390	Chairman and Director

David A. Wheat*	5780 Powers Ferry Road	Executive Vice President, Chief Financial
	Atlanta, GA 30327-4390	Officer and Director

William D. Bonneville	1000 Woodbury Road,	Executive Vice President and Chief
	Suite 208	Administrative Officer
Woodbury, NY 11797

James R. Gelder*	1250 Capital of Texas Hwy. S.	Director
Building 2, Suite 125
Austin, TX 78746

Catherine H. Smith*	One Orange Way	Director
Windsor, CT 06095-4774

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Robert P. Browne*	5780 Powers Ferry Road	Director and Vice President, Investments
Atlanta, GA 30327-4390

Howard L. Rosen*	1475 Dunwoody Drive	Director, Vice President and Appointed
	West Chester, PA 19380-1478	Actuary

Brian D. Comer*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Curtis W. Olson*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Name	Principal Business Address	Positions and Offices with Depositor
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401

Valerie G. Brown	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 3027-4390

Michael L. Emerson	20 Washington Avenue South	CEO, ING Re
Minneapolis, MN 55401

John F. Todd	One Orange Way	General Counsel
Windsor, CT 06095-4774

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13 attached.

ITEM 26:	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Pre-Effective Amendment No. 1 to Registration Statement
on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File
No. 333-147534), as filed with the Securities and Exchange Commission on January 31, 2008.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of March 31, 2008 there are 2,907 qualified contract owners and 1,838 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings,
Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50%
or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company (“ING USA”). Directed
Services LLC is the principal underwriter for Separate Account A, Separate Account B, Separate Account
EQ of ING USA, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger
Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name	Principal Business Address	Positions and Offices with Underwriter
A. Bayard Closser		Director and President

Robert J. Hughes		Director

Name	Principal Business Address	Positions and Offices with Underwriter
Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103

Richard E. Gelfand		Chief Financial Officer

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President and Assistant
	Scottsdale, AZ 85258	Secretary

Laurie M. Tillinghast	10 State House Square	Senior Vice President
Hartford, CT 06103

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Beth G. Shanker	1290 Broadway	Broker Dealer Chief Compliance Officer
Denver, CO. 80203

Joseph M. O’Donnell	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	7337 E Doubletree Ranch Road	Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Diana R. Cavender	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address		Positions and Offices with Underwriter
G. Stephen Wastek	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

Bruce Kuennen			Attorney-in-Fact

(c)
2007 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$553,818,186	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000
Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA
19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of
New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the
“Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New
York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance
Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1.	The account meets definition of a “separate account” under federal securities laws.

2.	ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of
New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-
Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect
Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania,
on the 10th day of April, 2008.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
OF NEW YORK
(Depositor)

By:

Donald W. Britton*
President
(principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 10, 2008.

Signature	Title

President, Chief Executive Officer, Chairman and

Donald W. Britton*	Director
(principal executive officer)

Chief Accounting Officer

Steven T. Pierson*
DIRECTORS OF THE DEPOSITOR
Signature	Title
Chief Financial Officer

David A. Wheat*	(principal accounting officer)

James R. Gelder*

Donald W. Britton*

Catherine H. Smith*

R. Michael Conley*

Carol V. Coleman*

James F. Lille*

Charles B. Updike*

Ross M. Weale*

Brian D. Comer*

Curtis W. Olson*

Signature	Title

Robert P. Browne*

Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
(9)	Opinion and Consent of Counsel	EX-99.B9
(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
(13)	Powers of Attorney	EX-99.B13